As filed with the Securities and Exchange Commission on May 1, 2003

                                                              File No. 333-86921
                                                                       811-04721
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             ----------------------

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

       Pre-Effective Amendment No.                                     [ ]

       Post-Effective Amendment No. 7                                  [X]


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

       Amendment No. 1                                                 [X]

                        (Check appropriate box or boxes.)

                             ----------------------

                  Phoenix Life Variable Universal Life Account

                           (Exact Name of Registrant)

                             ----------------------

                         Phoenix Life Insurance Company

                               (Name of Depositor)

                             ----------------------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
              (Depositor's Telephone Number, including Area Code)

                             ----------------------

                              John R. Flores, Esq.
                         Phoenix Life Insurance Company
                                One American Row
                             Hartford, CT 06102-5056
                     (Name and Address of Agent for Service)

                             ----------------------

   It is proposed that this filing will become effective (check appropriate box) [X] immediately upon filing pursuant to paragraph (b) of Rule 485
   | | on              pursuant to paragraph (b) of Rule 485
   [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
   [ ] on              pursuant to paragraph (a)(1) of Rule 485

   If appropriate, check the following box:
   [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                             ----------------------


================================================================================

                                                                     [Version A]

                             PHOENIX CORPORATE EDGE

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY

PROSPECTUS                                                          MAY 1, 2003


Phoenix Corporate Edge is a flexible premium variable universal life insurance policy that can provide lifetime insurance protection on the life of one person. We will pay the death benefit when the insured person dies. You may allocate policy value to the Guaranteed Interest Account and/or one or more of the subaccounts of the Phoenix Life Variable Universal Life Account. The subaccounts purchase shares of the following funds:


THE PHOENIX EDGE SERIES FUND
----------------------------
  [diamond]  Phoenix-Aberdeen International Series

  [diamond]  Phoenix-AIM Mid-Cap Equity Series
  [diamond]  Phoenix-Alliance/Bernstein Enhanced Index Series

  [diamond] Phoenix-Alliance/Bernstein Growth + Value Series [diamond] Phoenix-Duff & Phelps Real Estate Securities Series [diamond] Phoenix-Engemann Capital Growth Series
  [diamond] Phoenix-Engemann Small & Mid-Cap Growth Series [diamond] Phoenix-Goodwin Money Market Series
  [diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series [diamond] Phoenix-Hollister Value Equity Series
  [diamond]  Phoenix-Janus Flexible Income Series
  [diamond]  Phoenix-Kayne Large-Cap Core Series
  [diamond] Phoenix-Kayne Small-Cap Quality Value Series [diamond] Phoenix-Lazard International Equity Select Series [diamond] Phoenix-Lazard Small-Cap Value Series
  [diamond]  Phoenix-Lazard U.S. Multi-Cap Series
  [diamond]  Phoenix-Lord Abbett Bond-Debenture Series
  [diamond] Phoenix-Lord Abbett Large-Cap Value Series [diamond] Phoenix-Lord Abbett Mid-Cap Value Series
  [diamond]  Phoenix-MFS Investors Growth Stock Series
  [diamond]  Phoenix-MFS Investors Trust Series
  [diamond]  Phoenix-MFS Value Series

  [diamond]  Phoenix-Northern Dow 30 Series
  [diamond]  Phoenix-Northern Nasdaq-100 Index(R) Series

  [diamond]  Phoenix-Oakhurst Growth and Income Series
  [diamond]  Phoenix-Oakhurst Strategic Allocation Series
  [diamond]  Phoenix-Sanford Bernstein Global Value Series
  [diamond]  Phoenix-Sanford Bernstein Mid-Cap Value Series
  [diamond]  Phoenix-Sanford Bernstein Small-Cap Value Series
  [diamond]  Phoenix-Seneca Mid-Cap Growth Series
  [diamond]  Phoenix-Seneca Strategic Theme Series
  [diamond]  Phoenix-State Street Research Small-Cap Growth Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
  [diamond]  AIM V.I. Capital Appreciation Fund
  [diamond]  AIM V.I. Premier Equity Fund


THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------

  [diamond]  Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
  [diamond]  Federated Fund for U.S. Government Securities II

  [diamond]  Federated High Income Bond Fund II - Primary Shares


FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
  [diamond]  VIP Contrafund(R) Portfolio
  [diamond]  VIP Growth Opportunities Portfolio
  [diamond]  VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
  [diamond]  Mutual Shares Securities Fund
  [diamond]  Templeton Foreign Securities Fund
  [diamond]  Templeton Growth Securities Fund

SCUDDER INVESTMENT VIT FUNDS - CLASS A
--------------------------------------
  [diamond]  Scudder VIT EAFE(R) Equity Index Fund
  [diamond]  Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
  [diamond]  Technology Portfolio

WANGER ADVISORS TRUST
---------------------
  [diamond]  Wanger Foreign Forty
  [diamond]  Wanger International Small Cap
  [diamond]  Wanger Twenty
  [diamond]  Wanger U.S. Smaller Companies


--------------------------------------------------------------------------------


IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:     [envelope]  COLI ADMINISTRATION UNIT
                                                                 One American Row
                                                                 Hartford, Connecticut  06102
                                                                 860.403.6013
                                                     OR
                                                     [envelope]  PHOENIX COLI
                                                                 CUSTOMER SERVICE
                                                                 CENTER C/O
                                                                 ANDESA TPA, INC.
                                                                 1605 N CEDER CREST BLVD.
                                                                 SUITE 502
                                                                 ALLENTOWN, PA 18104
                                                                 610.439.5256

SUBMIT ADDITIONAL PREMIUM PAYMENTS TO:                           VUL COLI UNIT
                                                                 PO BOX 22012
                                                                 ALBANY, NY 12201-2012

It may not be in your best interest to buy this policy in exchange for an existing life insurance policy or annuity contract. It is important for you to understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You should also know if the replacement will result in any income taxes.

The policy is not a deposit nor an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured nor endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy values and possible loss of principal invested or premiums paid.

The Securities and Exchange Commission has neither approved nor disapproved these securities, nor have they passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
----------------------------------------------------------------------------

     Read and keep this prospectus for future reference.

                                TABLE OF CONTENTS

 Heading                                                Page
------------------------------------------------------------
RISK/BENEFIT SUMMARy .................................     4
  Policy Benefits ....................................     4
  Policy Risks .......................................     4

FEE TABLES ...........................................     6
  Transaction Fees....................................     6
  Periodic Charges Other than Fund Operation Expense..     7
  Minimum and Maximum Fund Operating Expenses.........     8
  Annual Fund Expenses ...............................     9
PHOENIX LIFE INSURANCE COMPANY .......................    11
THE PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
   (THE "ACCOUNT") ...................................    11
  Performance History ................................    11
VOTING RIGHTS ........................................    11
  The Guaranteed Interest Account ....................    11
CHARGES AND DEDUCTIONS................................    12
  General ............................................    12
  Charges Deducted from Premium Payments .............    12
  Periodic Charges ...................................    12
  Conditional Charges ................................    13
  Other Charges ......................................    13
  Charge Reductions ..................................    13
THE POLICY ...........................................    13
  Contract Rights: Owner, Insured, Beneficiary .......    13
  Contract Limitations................................    14
  Purchasing a Policy.................................    14
GENERAL ..............................................    15
  Postponement of Payments ...........................    15
  Optional Insurance Benefits ........................    15
  Surrenders..........................................    16
  Death Benefit ......................................    16
PAYMENT OF PROCEEDS ..................................    16
  Surrender and Death Benefit Proceeds ...............    16
  Payment Amount .....................................    17
  Payment Options ....................................    17
  Transfer of Policy Value............................    17
  Policy Loans........................................    18
  Lapse...............................................    19
FEDERAL INCOME TAX CONSIDERATIONS ....................    19
  Modified Endowment Contracts .......................    19
FINANCIAL STATEMENTS..................................    20
APPENDIX A INVESTMENT OPTIONS.........................   A-1
   Investment Type....................................   A-1
   Investment Advisors................................   A-2
   Investment Subadvisors.............................   A-3

RISK/BENEFIT SUMMARY
--------------------------------------------------------------------------------
This summary does not contain all of the detailed information that may be important to you. Please read the entire prospectus carefully before you decide to purchase a policy.

POLICY BENEFITS

DEATH BENEFITS
Corporate Edge is a flexible premium variable universal life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary when the person insured under the policy dies.

You will choose a death benefit when you apply for a policy:

[diamond]  Death Benefit Option 1 will be the greater of the policy's face amount on the date of death, or the minimum death benefit in effect on the date of death.

[diamond]  Death Benefit Option 2 will be the greater of (a) or (b), where: (a)
           is equal to the policy's face amount on the date of death plus the policy value, (b) is the minimum death benefit in effect on the date of death.

[diamond]  Death Benefit Option 3 will be the greater of (a), (b), or (c), where: (a) is equal to the policy's face amount as of the date of death plus the sum of all premiums minus withdrawals, (b) is equal to the policy's face amount on the date of death; and (c) is the minimum death benefit in effect on the date of death.

You may change between Death Benefit Options 1 and 2 by submitting a written request. You may not change to or from Death Benefit Option 3.

You may also purchase additional term insurance under the Flexible Term Insurance Rider if available in your state.

LOANS AND SURRENDERS

[diamond]  Generally, you may take loans against 90% of your policy's value less any outstanding debt.

[diamond]  You may partially surrender any part of the policy anytime. We reserve the right to deduct a partial surrender fee.

[diamond]  You may fully surrender this policy anytime for its cash surrender value.

POLICY AVAILABILITY
The policy will be issued on a "case" basis. A case usually has a sponsor, and usually contains multiple policies, though we may consider one person and one policy a case. You may exercise your ownership rights under the policy through the sponsoring organization or employer. Should your relationship with the sponsor end, you may then exercise your policy rights directly with us.

FLEXIBLE PREMIUMS
The only premiums you must pay are the issue premium and any payments required to prevent policy lapse.

UNDERWRITING OPTIONS
We offer three types of underwriting:

[diamond] Full Underwriting; or
[diamond] Simplified Issue Underwriting; or
[diamond] Guaranteed Issue Underwriting.

Your choice of underwriting will have an effect on the Cost of Insurance charges we deduct from your policy value.

OPTIONAL INSURANCE BENEFITS
The following benefits may be available to you by rider:

[diamond]  Flexible Term Insurance
[diamond]  Cash Surrender Value Enhancement Benefit
[diamond]  Exchange of Insured

Availability of these riders depends upon state approval and may involve extra cost. Additional restrictions apply to the Cash Surrender Value Enhancement Benefit Rider.

YOUR RIGHT TO CANCEL THE POLICY
You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within 10 days after you receive it, or within 45 days of signing the application.

POLICY RISKS

VARIATIONS
The policy is subject to laws and regulations in every state where the policy is sold and the terms of the policy may vary from state to state.

SUITABILITY RISK
Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. We deduct a sales charge, and other charges from premium payments that reduce the value available for withdrawal. Therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of your policy value during the first few policy years.

TAX EFFECTS
Generally, under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Account or the Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.

RISK OF LAPSE
Your policy will remain in force as long as the policy value, less any outstanding debt, is enough to pay the monthly charges incurred under the policy. If the policy value, less any outstanding debt, is no longer sufficient to pay the monthly charges, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount.

Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

INVESTMENT RISK
A comprehensive discussion of the risks of each fund purchased by a subaccount of the Phoenix Life Variable Universal Life Account may be found in the funds' prospectuses. Each series is subject to market fluctuations and the risks inherent with ownership of securities. There is no assurance that any series will achieve its stated investment objective.

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY.

THE FIRST TABLE FOR EACH POLICY OPTION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.



FEE TABLES
-----------------------------------------------------------------------------------------------------------------------------------

                                                          TRANSACTION FEES

-----------------------------------------------------------------------------------------------------------------------------------
              CHARGE                        WHEN DEDUCTED                                  AMOUNT WE DEDUCT
----------------------------------- ------------------------------- ---------------------------------------------------------------
SALES CHARGE                        Upon premium payment             The maximum we will ever charge is 9.00% of each premium
                                                                     payment(1).
----------------------------------- ------------------------------- ---------------------------------------------------------------
STATE PREMIUM TAX CHARGE            Upon premium payment             We charge a maximum of 3.50% of each premium payment,
                                                                     depending on the applicable rate for your state.(2)
----------------------------------- ------------------------------- ---------------------------------------------------------------
DEFERRED ACQUISITION TAX CHARGE     Upon premium payment             1.50% of each premium payment.
----------------------------------- ------------------------------- ---------------------------------------------------------------
SURRENDER CHARGE                    Not Applicable                   We do not charge you if you surrender your policy for its cash value.
----------------------------------- ------------------------------- ---------------------------------------------------------------
PARTIAL SURRENDER CHARGE            Upon Partial Surrender or a      We currently do not charge for partial surrenders,
                                    reduction in the policy          but we reserve the right to deduct up to 2.00%
                                    face amount.                     of the partial surrender amount up to a maximum of $25.
----------------------------------- ------------------------------- ---------------------------------------------------------------
TRANSFER CHARGE                     Upon  Transfer                   We currently do not charge for transfers between investment options, but we reserve the right to charge up to $10 per
                                                                     transfer after the first 2 transfers in any given policy
                                                                     year.(3)
-----------------------------------------------------------------------------------------------------------------------------------

(1) In policy years 1 through 7, we currently deduct 7.0% from each premium payment up to the target premium and 0.00% of premiums paid in excess of the target premium. Beginning in policy year 8, we currently deduct 0.00% of premiums paid and we will never deduct more than 3.00% of premiums paid. The target premium will be disclosed before we issue the policy and will depend on specifics of the life to be insured (e.g. age, gender, risk classification), the type of underwriting, and the face amount of the policy.
(2) Premium tax charges vary by state and range from 0.80% to 3.50% of premiums.
(3) Policies issued to residents of New York will always receive a minimum of 12 transfers per policy year without charge.


THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

               PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

----------------------------------------------------------------------------------------------------------------------------------
             CHARGE                    WHEN DEDUCTED                                    AMOUNT DEDUCTED
----------------------------- ---------------------------- -----------------------------------------------------------------------
COST OF INSURANCE(1)           On policy date and monthly    This charge is based on the "net amount at risk." The "net amount at
                               on policy processing day      risk" is the current death benefit minus the policy value.
----------------------------- ---------------------------- -----------------------------------------------------------------------
  Minimum and Maximum                                        0.02% to 31.97% of the net amount at risk per year.
----------------------------- ---------------------------- -----------------------------------------------------------------------
  Example for a male age                                     0.10% of the net amount at risk per year
  50 in the nonsmoker
  underwriting class for a
  fully underwritten policy.
----------------------------- ---------------------------- -----------------------------------------------------------------------
ADMINISTRATIVE CHARGE          On policy date and monthly    We charge up to a maximum of $10 per month(2).
                               on policy processing day
----------------------------- ---------------------------- -----------------------------------------------------------------------
MORTALITY AND EXPENSE          On policy date and monthly    The maximum we charge is 0.08% (0.90% on an annual basis) of the
RISK CHARGE(3)                 on policy processing day      policy value in the subaccounts of the Account on the monthly processing day.
----------------------------- ---------------------------- -----------------------------------------------------------------------
LOAN INTEREST CHARGED(4)       Interest accrues daily and     The maximum net cost to the policy is 2.75% of the loan balance.
                               is due on each policy
                               anniversary. If not paid on
                               that date, we will treat the
                               accrued interest as another
                               loan against the policy.
----------------------------- ---------------------------- -----------------------------------------------------------------------
OTHER TAX CHARGES              When we become liable         We currently do not charge for taxes, however we reserve the right to
                               for taxes.                    impose a charge should we become liable for taxes in the future.
                                                             Possible taxes would include state or federal income  taxes on investment gains of the Account and would be included in our calculation of subaccount values.
----------------------------- ----------------------------------------------------------------------------------------------------
                                                     OPTIONAL INSURANCE FEATURES
----------------------------- ----------------------------------------------------------------------------------------------------
FLEXIBLE TERM RIDER(1)         On Rider Policy Date, and     This charge is based on the net amount at risk attributable to the
                               monthly on each Monthly       rider face amount.
                               Calculation Day
----------------------------- ---------------------------- -----------------------------------------------------------------------
  Minimum and Maximum                                        0.02% to 31.97% of the net amount at risk attributable to the Rider face amount.
----------------------------- ---------------------------- -----------------------------------------------------------------------
  Example for a male age                                     0.10% of the net amount at risk attributable to the rider face
  50 in the nonsmoker                                        amount.
  underwriting class for a
  fully underwritten policy.
----------------------------- ---------------------------- -----------------------------------------------------------------------
CASH SURRENDER VALUE           We do not charge for this     We describe this Rider later under "Optional Insurance Benefits."
ENHANCEMENT BENEFIT            Rider. Additional
RIDER                          restrictions apply.
----------------------------- ---------------------------- -----------------------------------------------------------------------
EXCHANGE OF INSURED            We do not charge for this     We describe this Rider later under "Optional Insurance Benefits."
RIDER                          Rider.
----------------------------------------------------------------------------------------------------------------------------------

(1) These charges vary according to age, gender, underwriting class, policy year and net amount at risk. The charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed charges applicable to your policy. More detailed information concerning these charges is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and underwriting class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.
(2) We currently charge $5.00 per month for all policies. The Guaranteed Maximum Administrative Charge is $7.50 per month in New York.
(3) We currently deduct a charge of 0.04% of policy value allocated to the subaccounts each month during the first 10 policy years (equal to 0.50% annually), and 0.02% of the value allocated to the subaccounts each month beginning in the 11th policy year (equal to 0.25% annually). We do not deduct this charge from amounts allocated to the Guaranteed Interest Account.
(4) We charge loan interest of up to 4.75% of the outstanding loan but we credit the loaned portion of the Guaranteed Interest Account from 2% to 4% with the maximum possible difference between the rate we charge and the rate we credit of 2.75%. At our current rates the cost to the policy is between 0.25% and 0.75% of the outstanding loan balance annually. We provide more information on rates in the "Charges and Deductions" section and in the "Loans" section.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH OF THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                                                     Minimum            Maximum

Total Annual Fund Operating Expenses(1) (expenses that are                            0.32%       -      22.60%
 deducted from a fund's assets, including management fees,
 distribution and/or 12b-1 fees, and other expenses)

(1) See the following table for the total and net fund operating expenses for each available investment portfolio.

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/02)

------------------------------------------------------------------------------------------------------------------------------
                                                                        Rule
                                                      Investment        12b-1      Other Operating       Total Annual Fund
                     Series                         Management Fee      Fees          Expenses               Expenses
------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                          0.75%           N/A            0.30% (5)               1.05%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                              0.85%           N/A            2.58% (3)               3.43%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index               0.45%           N/A            0.28% (2)               0.73%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value               0.85%           N/A            2.91% (3)               3.76%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities            0.75%           N/A            0.37% (4)               1.12%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                         0.65%           N/A            0.10% (3)               0.75%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                 0.90%           N/A            1.32% (4)               2.22%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                            0.40%           N/A            0.16% (3)               0.56%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income               0.50%           N/A            0.19% (3)               0.69%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity                          0.70%           N/A            0.31% (3)               1.01%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income                           0.80%           N/A            0.54% (3)               1.34%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core (6)                        0.70%           N/A           13.62% (1)              14.32%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value (6)               0.90%           N/A           21.70% (1)              22.60%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select (6)          0.90%           N/A            9.36% (1)              10.26%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value (6)                      0.90%           N/A            5.26% (1)               6.16%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap (6)                       0.80%           N/A            7.34% (1)               8.14%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture (6)                  0.75%           N/A            6.28% (1)               7.03%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value (6)                 0.75%           N/A            8.51% (1)               9.26%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value (6)                   0.85%           N/A            9.20% (1)              10.05%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                      0.75%           N/A            0.23% (3)               0.98%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                             0.75%           N/A            4.73% (3)               5.48%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                       0.75%           N/A            1.84% (3)               2.59%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                 0.35%           N/A            0.76% (3)               1.11%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                    0.35%           N/A            2.37% (3)               2.72%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                      0.70%           N/A            0.25% (3)               0.95%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                   0.58%           N/A            0.12% (3)               0.70%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                  0.90%           N/A            1.67% (3)               2.57%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                 1.05%           N/A            0.35% (3)               1.40%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value               1.05%           N/A            0.59% 3                 1.64%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                           0.80%           N/A            0.34% 4                 1.14%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                          0.75%           N/A            0.25% 4                 1.00%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth          0.85%           N/A            8.48% 1                 9.33%(7)
------------------------------------------------------------------------------------------------------------------------------

(1) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .20% of the series' average net assets.
(3) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .25% of the series' average net assets.
(4) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .35% of the series' average net assets.
(5) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .40% of the series' average net assets.
(6) This series has been in existence for less than 1 year. The series' operating expense has been annualized based on actual operating expenses for the period ended December 31, 2002.
(7) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.


                                                          Net Annual                                                      Net Annual
                                                          ----------                                                      ----------
                                          Reimbursements     Fund                                          Reimbursements    Fund
                                          --------------     ----                                          --------------    ----
Series                                      & Waivers      Expenses  Series                                  & Waivers     Expenses
------                                      ---------      --------  ------                                  ---------     --------
Phoenix-AIM Mid-Cap Equity                    (2.33%)        1.10%   Phoenix-Lazard U.S. Multi-Cap            (7.19%)       0.95%
Phoenix-Alliance/Bernstein Enhanced Index     (0.08%)        0.65%   Phoenix-Lord Abbett Bond-Debenture       (6.13%)       0.90%
Phoenix-Alliance/Bernstein Growth + Value     (2.66%)        1.10%   Phoenix-Lord Abbett Large-Cap Value      (8.36%)       0.90%
Phoenix-Duff & Phelps Real Estate Securities  (0.02%)        1.10%   Phoenix-Lord Abbett Mid-Cap Value        (9.05%)       1.00%
Phoenix-Engemann Small & Mid-Cap Growth       (0.97%)        1.25%   Phoenix-MFS Investors Trust              (4.48%)       1.00%
Phoenix-Hollister Value Equity                (0.06%)        0.95%   Phoenix-MFS Value                        (1.59%)       1.00%
Phoenix-Janus Flexible Income                 (0.29%)        1.05%   Phoenix-Northern Dow 30                  (0.51%)       0.60%
Phoenix-Kayne Large-Cap Core                 (13.47%)        0.85%   Phoenix-Northern Nasdaq-100 Index(R)     (2.12%)       0.60%
Phoenix-Kayne Small-Cap Quality Value        (21.55%)        1.05%   Phoenix-Sanford Bernstein Global Value   (1.42%)       1.15%
Phoenix-Lazard International Equity Select    (9.21%)        1.05%   Phoenix-Sanford Bernstein Mid-Cap Value  (0.10%)       1.30%
Phoenix-Lazard Small-Cap Value                (5.11%)        1.05%   Phoenix-Sanford Bernstein                (0.34%)       1.30%
                                                                       Small-Cap Value
                                                                     Phoenix-State Street Research            (8.33%)       1.00%
                                                                       Small-Cap Growth

                  (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)


----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Net Annual
                                                                  Rule                                               Fund Expenses
                                                   Investment  12b-1 or      Other                                       After
                                                   Management   Service    Operating   Total Annual  Reimbursements  Reimbursements
                     Series                           Fee         Fees     Expenses   Fund Expenses    & Waivers       & Waivers
----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%        N/A        0.24%        0.85%         (0.00%)         0.85%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                         0.61%        N/A        0.24%        0.85%         (0.00%)         0.85%
----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%        N/A        0.11%        0.96%         (0.00%)         0.96%
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60%       0.25% (1)   0.12%        0.97%            --             --(9)
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares  0.60%       0.25% (1)   0.17%        1.02%            --             --(9)
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R)Portfolio (2)                       0.58%       0.10%       0.10%        0.78%            --             --(9)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio (2)               0.58%       0.10%       0.12%        0.80%            --             --(9)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio (2)                             0.58%       0.10%       0.09%        0.77%            --             --(9)
----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60% (3)   0.25%       0.21%        1.06%          (0.01%)         1.05%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                    0.70% (3)   0.25%       0.20%        1.15%          (0.02%)         1.13%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (4)                 0.81%       0.25%       0.06%        1.12%          (0.00%)         1.12%
----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENT VIT FUNDS - CLASS A
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund (5)            0.45%        N/A        0.47%        0.92%          (0.27%)         0.65%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund (6)                0.20%        N/A        0.12%        0.32%          (0.02%)         0.30%
----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio (7)                             0.80%        N/A        0.49%        1.29%            --             --9
----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty (8)                             1.00%        N/A        0.55%        1.55%         (0.10%)         1.45%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       1.24%        N/A        0.23%        1.47%         (0.00%)         1.47%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                        0.95%        N/A        0.23%        1.18%         (0.00%)         1.18%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        0.94%        N/A        0.11%        1.05%         (0.00%)         1.05%
----------------------------------------------------------------------------------------------------------------------------------

(1)  The fund has voluntarily agreed to waive the service fee.
(2) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(3) The advisor has contractually agreed (for an indefinite period of time) to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the fund's Board of Trustees and an exemptive order by the SEC. After such reductions, the management fees are .59% for the Mutual Shares Securities Fund and .68% for the Templeton Foreign Securities Fund.
(4) The fund administration fee is paid indirectly through the investment management fee.
(5) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of .65% of the average daily net assets until April 30, 2005.
(6) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of .30% of the average daily net assets until April 30, 2005.
(7) The advisor has agreed to reduce fees payable to it and to reimburse expenses of the portfolio in excess of 1.15% (excluding interest and extraordinary expenses).
(8) The advisor has contractually agreed to limit net annual fund expenses to 1.45% of the series' average net assets until April 30, 2004.
(9) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.


Series                                                  Reimbursements & Waivers             Net Annual Fund Expenses
------                                                  ------------------------             ------------------------
Federated Fund for U.S. Government Securities II               (0.25%)                                0.72%
Federated High Income Bond Fund II - Primary Shares            (0.25%)                                0.77%
VIP Contrafund(R)Portfolio                                     (0.04%)                                0.74%
VIP Growth Opportunities Portfolio                             (0.03%)                                0.77%
VIP Growth Portfolio                                           (0.06%)                                0.71%
Technology Portfolio                                           (0.14%)                                1.15%

                  (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)


PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Phoenix Life Insurance Company is a New York stock life insurance company, and is a wholly owned subsidiary of The Phoenix Companies, Inc., a Delaware corporation. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive office is at One American Row in Hartford, Connecticut and our statutory home office is at 10 Krey Boulevard in East Greenbush, New York.

Throughout this prospectus we will refer to Phoenix Life Insurance Company as "Phoenix" and in the first person (i.e. as "we", "us", "our").


THE PHOENIX LIFE VARIABLE UNIVERSAL LIFE
ACCOUNT (THE "ACCOUNT")
--------------------------------------------------------------------------------
We established the Account as a separate account of Phoenix on June 17, 1985 in accordance with New York law. The Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the Account's management, investment practices or policies, nor those of Phoenix.

The Account is divided into subaccounts, each of which is available for allocation of policy value. We determine the value of each subaccount's shares at the end of every business day that the New York Stock Exchange is open. Each subaccount will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page 1 of this prospectus. Each portfolio's investment type is given in Appendix A.

Phoenix does not guarantee the investment performance of the Account nor of any of its subaccounts. The policy value allocated to the Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Account.

We reserve the right to add, remove, modify, or substitute for, portfolios in which the Account invests.

PERFORMANCE HISTORY
We may choose to include performance history of the subaccounts or the underlying portfolios in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance and is not an indication of future performance.


VOTING RIGHTS
-------------------------------------------------------------------------------
We legally own all fund shares held by the subaccounts. We vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the subaccounts. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each subaccount in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount.

We will send you proxy material, reports and other materials relevant to the subaccounts in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

1) the election of the fund's Trustees;
2) the ratification of the independent accountants for the fund;
3) approval or amendment of investment advisory agreements;
4) a change in fundamental policies or restrictions of the series; and
5) any other matters requiring a shareholder vote.

You may obtain any available fund's prospectus by contacting us at our COLI Administration Unit at the address and telephone number given on page 1.

THE GUARANTEED INTEREST ACCOUNT
In addition to the Account, you may allocate premiums or transfer values to the Guaranteed Interest Account. Amounts you allocate to the Guaranteed Interest Account are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

We reserve the right to limit total deposits and transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy.

You may make transfers into the Guaranteed Interest Account at any time. In general, you may make only one transfer per year from the Guaranteed Interest Account. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the Guaranteed Interest Account as of the date of the transfer. You may transfer the total value out of the Guaranteed Interest Account to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond] First Year: 25% of the total value
[diamond] Second Year: 33% of remaining value

[diamond] Third Year: 50% of remaining value
[diamond] Fourth Year: 100% of remaining value

Transfers from the Guaranteed Interest Account may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the Securities and Exchange Commission has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.


CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL
Charges affect your policy value and the amount you may receive from your policy.

We make deductions to compensate us for our various expenses in selling, maintaining, underwriting and issuing the policy and guaranteeing the insurance benefits.

CHARGES DEDUCTED FROM PREMIUM PAYMENTS

SALES CHARGE

We deduct a charge from each premium payment to the policy that we use to reimburse the Company for a variety of expenses we incur in selling and distributing the policy (e.g., commissions, advertising and printing). We currently do not deduct a sales charge from premiums that are in excess of the Target Premium for the policy for a policy year. The Target Premium will be disclosed before we issue the policy, and will depend on age, gender and risk classification, the type of underwriting and the policy face amount.


STATE PREMIUM TAX CHARGE
States assess premium taxes at various rates. We deduct the applicable state rate from each premium to cover the cost of the premium taxes we must pay the state. The states currently assess charges ranging from 0.80% to 3.50% of premiums. We may increase or decrease the charge we take from your premium payments if your state's rate changes, or if you change your state of residence. We currently do not deduct this charge from premiums that are in excess of the target premium for the policy for a policy year.

DEFERRED ACQUISITION COST TAX CHARGE
We deduct a charge of 1.5% from each premium payment to the policy to reimburse the Company for our liability under Internal Revenue Code Section 848. We currently do not deduct this charge from premiums that are in excess of the target premium for the policy for a policy year.

PERIODIC CHARGES

MONTHLY CHARGES
We make monthly deductions on each monthly calculation day from your policy value according to your specified allocation schedule. You initially choose this schedule in your application, but can change it later. Should any of the investment options on your schedule become depleted, we will proportionally increase the deduction from the remaining investment options.

[diamond] ADMINISTRATIVE CHARGE. We assess this monthly charge as compensation for the expenses we incur in administering your policy. This charge reimburses us for such services as billing and collections, monthly processing, updating daily values and communicating with policyholders.

          We currently charge each policy $5 per month, but reserve the right to charge up to $10 per month. The maximum we will ever charge for a policy issued in the state of New York is $7.50 per month.

[diamond] COST OF INSURANCE. We determine this charge by multiplying the appropriate cost of insurance rate by the net amount at risk. The net amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on the insured person's gender, attained age, underwriting type and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

          We base the actual monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 1980 Commissioners Standard Ordinary ("CSO") Mortality Table.

          We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age, underwriting type and risk class whose policies have been in force for the same length of time. We currently insure lives as either standard risk class or a risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. Lives in the standard risk classes will have a lower cost of insurance for otherwise identical policies, than lives in the higher mortality risk classes. Nonsmokers will generally incur a lower cost of insurance than will similarly situated smokers.

          The type of underwriting chosen for your policy could have an effect on the cost of insurance rate applied to your policy.

[diamond] MORTALITY AND EXPENSE RISK CHARGE. We assume a mortality risk that, as a whole, the people we insure may die sooner than expected. We would then pay greater total death benefits than we had expected.

          We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

          We also assume other risks associated with issuing the policies, such as incurring greater than expected costs incurred due to policy loans.

[diamond] If our policy-related expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

          Your policy will pay a mortality and expense risk charge equal to a percentage of the subaccount value on each monthly calculation day. Currently, during the first ten years, the rate will be equal to 0.50% annually. Beginning in policy year 11, the rate will be equal to 0.25% annually. We reserve the right to increase the mortality and expense risk charges up to a Guaranteed Maximum rate of 0.90% on an annual basis during all policy years.

          We do not collect the mortality and expense risk charge on amounts held in the Guaranteed Interest Account.

[diamond] COST OF OPTIONAL INSURANCE FEATURES (RIDERS). Some of the available rider benefits you may choose incur an additional monthly charge. These options are available only if approved in your state.

          The Corporate Edge policy has two riders available at no additional charge:

          o  Exchange of Insured

          o Cash Surrender Value Enhancement Benefit

          We charge for providing benefits under the following rider:

          o FLEXIBLE TERM INSURANCE. We charge the applicable cost of insurance rates for the "net amount at risk" attributable to the rider's face amount.

[diamond] LOAN INTEREST CHARGED. We charge your policy for outstanding loans at the rates illustrated in the tables below until the policy anniversary nearest the insured person's 65th birthday. The loan interest rate in effect after the policy anniversary nearest the insured's 65th birthday is 2.25% (4.25% for New York and New Jersey).

          As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account. The difference is to compensate us for costs associated with administering the loans.

---------------------------------------------------------------
                                        RATE WE CREDIT THE
                                        LOANED PORTION OF THE
                  LOAN INTEREST RATE     GUARANTEED INTEREST
                      CHARGED                  ACCOUNT
------------- ------------------------ ------------------------
 POLICY          MOST       MAXIMUM &      MOST     MAXIMUM &
 YEAR           STATES     NY AND NJ     STATES      NY AND NJ
------------- ----------- ------------ ------------ -----------
 1-10            2.75%       4.75%         2%           4%
------------- ----------- ------------ ------------ -----------
 11-16           2.50%       4.50%         2%           4%
------------- ----------- ------------ ------------ -----------
 16+             2.25%       4.25%         2%           4%
------------- ----------- ------------ ------------ -----------

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.




CONDITIONAL CHARGES
We impose some other charges only if certain events occur:

[diamond]  PARTIAL SURRENDER CHARGE. We do not currently charge for partial surrenders, but we reserve the right to deduct up to 2% of the partial surrender amount up to a maximum of $25. We would begin to impose this charge if necessary to offset the costs associated with processing partial surrenders.

[diamond]  TRANSFER CHARGE. Currently we do not charge for transfers between subaccounts, however we reserve the right to charge up to $10 for each transfer in excess of two each calendar year. (For policies issued in New York, we may charge a maximum of $7.50 for each transfer in excess of twelve each calendar year.)

OTHER CHARGES
[diamond]  OTHER TAX CHARGES. Currently no charge is made to the Account for federal income taxes that may be attributable to the Account. We may, however, make such a charge in the future for these or any other taxes attributable to the Account.

[diamond]  FUND CHARGES. As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series. We provide a table of these charges in Appendix A.

           These fund charges and other expenses are described more fully in the accompanying fund prospectuses.

CHARGE REDUCTIONS
We may reduce or eliminate charges we normally assess if we expect that the size or nature of a policy will lower our costs associated with the policy.


THE POLICY
--------------------------------------------------------------------------------

CONTRACT RIGHTS: OWNER, INSURED, AND BENEFICIARY

OWNER
The owner is the person who applies for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your", in this prospectus, we are referring to the owner.

INSURED
The insured is the person on whose life the policy is issued. You name this person in the application for the policy. The person to be insured must be at least 18 years old. The maximum ages we insure are:

[diamond] 85 for policies with full Underwriting;
[diamond] 70 for policies with Simplified Issue Underwriting; and
[diamond] 64 for policies with Guaranteed Issue Underwriting.

We may require that you provide evidence that the person to be insured is insurable. This could require a medical examination.

BENEFICIARY
The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and secondary. These classes will set the order of payment.

Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to our Phoenix COLI Customer Service Center. Generally, the change will take effect as of the date your request is signed.

If no beneficiary is living when the person insured dies we will pay you the death benefit, unless you have given us other instructions; or, if you are no longer living, we will pay the death benefit to your estate.

CONTRACT LIMITATIONS

ASSIGNMENT
You may assign the policy. We will not be bound by such assignment until we receive a written copy of the assignment, nor will we be liable for any payment we make before then. We assume no responsibility for determining whether an assignment is valid.

PURCHASING A POLICY

UNDERWRITING PROCEDURES
We base our rates on the insured person's gender, attained age, underwriting type and risk class. We also consider the duration, or how long the policy has been in force. We may require certain medical information in order to determine the risk class of the person to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

The type of underwriting we provide for the case for which your policy is a part, could have an effect on the cost of insurance rates we assess on a policy. The types of underwriting we offer for these policies are:

[diamond] Full Underwriting;
[diamond] Simplified Issue Underwriting;
[diamond] Guaranteed Issue Underwriting.

We retain the right to refuse to process your application within seven days after we receive it. We retain the right to decline to issue your policy even if we have approved your application for processing. We will accept payment at the time the policy is issued.

ELIGIBLE PURCHASERS
You may purchase a policy on the life of any person provided you have an insurable interest in the life to be insured and the consent of the person to be insured.

MINIMUM DEATH BENEFIT
The policy has a minimum death benefit in order to qualify as life insurance under current federal tax law.

You must choose between the two methods used to determine the minimum death benefit when you purchase the policy. Your choice is irrevocable:

1) The Cash Value Accumulation Test determines the minimum death benefit by multiplying the policy value by the minimum death benefit percentage. The percentages depend on age and gender.

2) The Guideline Premium Test determines the minimum death benefit as a percentage of policy value, but the percentage varies only with age.

MINIMUM ISSUE PREMIUM
We require a minimum premium, on a case basis of $25,000. We require New York cases insure at least 5 people and have a minimum case premium of $100,000.

PREMIUM PAYMENTS
Corporate Edge is a flexible premium variable universal life insurance policy. It has a death benefit, cash surrender value and a loan privilege, as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you may allocate policy value to one or more subaccounts of the Account or the Guaranteed Interest Account. Each subaccount of the Account, in turn, invests its assets exclusively in a portfolio of a fund. The policy value varies according to the investment performance of the investment portfolio to which policy value has been allocated.

The issue premium is due on the policy date. The insured must be alive when the issue premium is paid. You should deliver the issue premium payment to your registered representative, who will forward it to our underwriting department.

We will generally allocate the issue premium, less applicable charges, according to your instructions.

We reduce premium payments by the sales charge, state premium tax charge and deferred acquisition tax charge before we apply them to your policy. We will apply this net premium among your chosen investment options. We will buy any subaccount units at the subaccount unit values next calculated after we receive the premium. We establish maximum premium limits and may change them from time to time. You may make additional premium payments at any time. The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $100. You should send additional premium payments to:

      VUL COLI UNIT
      PO BOX 22012
      ALBANY, NY 12201-2012

The policy will have a total premium limit determined by the definition of life insurance test chosen in the application. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 3%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each subaccount or the Guaranteed Interest Account will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

POLICY REFUND
Should you elect to return your policy under your right to cancel we will treat your policy as if we had never issued it. We will return the sum of the following as of the date we receive the returned policy:

1) the current policy value less any unpaid loans and loan interest; plus

2) any monthly deductions, partial surrender fees and other charges made under the policy.

We retain the right to decline to process an application within 7 days of our receipt of the completed application for insurance. Even if we have approved the application for processing, we retain the right to decline to issue the policy.


GENERAL
-------------------------------------------------------------------------------

POSTPONEMENT OF PAYMENTS
We may postpone payment of surrenders, partial withdrawals, policy loan or death benefits in excess of the initial face amount under any of the following circumstances:

[diamond]  We may postpone for up to six months, payment for any transaction that depends on the value of the Guaranteed Interest Account.

[diamond]  We may postpone payment whenever the NYSE is closed other than for customary weekend and holiday closings or trading on the NYSE is restricted; or

[diamond]  When the SEC decides an emergency exists and the sale of securities or the determination of the value of securities in the Account is not reasonably practicable.

Transfers also may be postponed under these circumstances.

OPTIONAL INSURANCE BENEFITS (RIDERS)
You may elect additional benefits by selecting available riders under a policy. You may cancel these riders at any time. We may deduct a charge for each additional rider you choose. If you choose any of these riders, we will provide more details in the form of a rider attached to the policy. The following riders are currently available (if approved in your state). We may make additional riders available in future.

[diamond]  Cash Surrender Value Enhancement Benefit Rider: This rider can provide enhanced cash surrender values upon certain early duration surrenders. Additional restrictions apply. Most policies will not qualify for this rider.

[diamond]  Exchange of Insured Rider: This rider allows you to change the person insured by the policy. Subsequent charges for the policy will then be based on the new person insured by the policy. The policy's incontestability and suicide exclusion periods will begin anew from the date of the change.

           You will be required to pay an exchange adjustment if the value of the policy prior to the exchange is insufficient to provide a positive value following the exchange.

           Should the policy value be large enough to cause the death benefit to exceed the limitations for the new policy, we will use the excess policy value to reduce any outstanding loans, or return the excess in cash.

           You may be required to pay back a portion of any outstanding loans in order that the loan value of the new policy is within our set limits.

           Such a policy exchange does not qualify for tax deferral, therefore, you will be liable for taxes on any previously unrecognized gains in the policy.

[diamond]  Flexible Term Insurance Rider. This Rider allows you to purchase additional term insurance on the person insured under the policy. The term insurance face amount may not exceed 10 times the initial base policy face amount. This rider is only available to those under the age of 100. We charge the applicable cost of insurance rates for the "net amount at risk" which is attributable to the rider's face amount.

REQUESTS FOR DECREASE IN FACE AMOUNT
You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least $10,000 and the face amount remaining after the decrease must be at least $50,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request.

A decrease in face amount generally decreases the death benefit. A decrease in the death benefit could result in certain income tax consequences.

PARTIAL SURRENDER AND DECREASES IN FACE AMOUNT: EFFECT ON
DEATH BENEFIT
A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, a partial surrender charge may be deducted from policy value based on the amount of the decrease or partial surrender. A decrease in face amount reduces the death benefit on the next monthly calculation day. A partial surrender reduces the death benefit immediately. A decrease in the death benefit may have tax consequences.

INCREASES IN FACE AMOUNT
You may request that we increase the face amount of your policy after the first policy anniversary. You must make your request in writing and provide evidence of insurability.

We generally require a minimum increase of $25,000. The increase takes effect on the next policy anniversary.

We will increase the monthly cost of insurance deductions as a result of a face amount increase. Therefore, your cash surrender value must be sufficient to pay the monthly deduction or we will require an additional premium.

You will have a right to cancel the requested increase in face amount within the 45 days following the increase and you will receive a refund of the increased cost of insurance charges.

We provide some information regarding possible implications of a material change in the policy resulting from a face amount increase in the Statement of Additional Information.

SURRENDERS
You may take a full or partial surrender of your policy at any time as long as the insured person is living and the policy is in force. The amount available for a full surrender will be the cash surrender value at the end of the valuation period during which we receive the surrender request. The cash surrender value will be the policy value reduced by any charges due and the amount of any outstanding loans plus any additional amounts provided by rider. We do not assess a surrender charge.

In order to request a full or partial surrender you must send a written request in a form satisfactory to us at our Phoenix COLI Customer Service Center. We may also require you to submit your policy. A full or partial surrender will be effective as of the date we receive your written request, in good order.

We generally pay a surrendered amount within 7 days of receiving your written request in good order. You may choose to receive a surrendered amount in a lump sum or you may apply it to any of our available payment options. We may postpone surrender payments under certain circumstances.

PARTIAL SURRENDERS
You may receive a part of the policy's cash surrender value by requesting a partial surrender of the policy. The amount available for partial surrender is the policy value reduced by the amount of any outstanding loans and further reduced by any charges due. You must submit a written request to our Phoenix COLI Customer Service Center. We may require you to return your policy before we make payment. A partial surrender will be effective on the date we receive your written request and the returned policy, if required. We reserve the right to charge a fee of up to 2% of the partial surrender amount up to a maximum of $25.

We do not normally permit partial surrenders of less than $500. We may require you to surrender the entire value allocated to an investment option if the partial surrender would result in a value below $500 in that investment option.

You may choose in what proportions we deduct the partial surrender amount from among your investment options. If you do not choose we will make the deductions in the same manner as for monthly deductions.

We will reduce your policy's cash value by the partial surrender amount paid and the partial surrender fee, if deducted.

DEATH BENEFIT
You choose your Death Benefit Option when you apply for your policy. You are permitted to change between Death Benefit Option 1 and Death Benefit Option 2. You may not change to or from Death Benefit Option 3.

-----------------------------------------------------------------
                             VALUE WE APPLY TO PAYMENT OPTION
-------------------------- --------------------------------------
                             The greater of (a) or (b) where:
 DEATH BENEFIT OPTION 1      (a) is the policy's face amount; and
                             (b) is the minimum death benefit in
                                 effect on the date of death.
-------------------------- --------------------------------------
                             The greater of (a) or (b), where:
                             (a) is equal to the policy's
                                 face amount on the date of death
 DEATH BENEFIT OPTION 2          plus the policy value; and
                             (b) is the minimum death benefit
                                 in effect on the date of death.
-------------------------- --------------------------------------
 DEATH BENEFIT OPTION 3      The greater of (a), (b), or (c),
                             where:
                             (a) is equal to the policy's
                                 face amount as of the date
                                 of death plus the sum of all
                                 premiums minus withdrawals,
                             (b) is equal to the policy's face
                                 amount on the date of death; and
                             (c) is the minimum death benefit in
                                 effect on the date of death.
-----------------------------------------------------------------

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.



PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------

SURRENDER AND DEATH BENEFIT PROCEEDS
We will process death benefits and full or partial surrenders at unit values next computed after we receive the written request for surrender or due proof of death, provided the request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within 7 days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated in order to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry.

You may elect a payment option for payment of the death proceeds to the beneficiary. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

The minimum amount of surrender or death proceeds that may be applied under any payment option is $1,000.

If you assigned the policy as collateral security, we will pay any amount due the assignee in one lump sum. We will then pay any remaining proceeds under the selected payment option.

PAYMENT AMOUNT
We will make a death benefit payment based on the death benefit option in effect at the time. The amount available for a full surrender or as a death benefit is the policy value reduced by any outstanding loans and by any charges due plus any additional amounts provided by rider. A partial surrender must be at least $500.

PAYMENT OPTIONS
You may apply all or part of the surrender or death proceeds of a policy under one or more of the following payment options. We may offer other payment options or alternative versions of these options in future. Your policy will have more information about the payment options.

PAYMENT OPTION 1--LUMP SUM
We pay all proceeds as one sum.

PAYMENT OPTION 2--LEFT TO EARN INTEREST
We pay interest on the principal for the beneficiary's lifetime. We guarantee an annual interest rate of at least 3%.

PAYMENT OPTION 3--PAYMENT FOR A SPECIFIC PERIOD
We pay equal installments for a specified period whether the payee lives or dies. We make the first payment on the date of settlement. We guarantee an annual assumed interest rate on the unpaid balance of at least 3%.

PAYMENT OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
We will pay equal installments for the specified period certain, and continue to make payments as long as the payee lives. There is a choice of three period certains:

[diamond]  10 years; or
[diamond]  20 years; or
[diamond]  until the installments paid refund the amount applied under this option.

If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

We use an annual interest rate of 3 3/8% to compute payments for any life annuity with a period certain of less than 20 years. We use an annual interest rate of 3 1/4% to compute payments for any life annuity with a period certain of 20 years or more.

PAYMENT OPTION 5--LIFE ANNUITY
We pay equal installments to the payee for life beginning on the date of settlement. When the payee dies we will make no more payments of any kind. We will use a guaranteed annual interest rate of at least 3 1/2% to compute payments under this option.

PAYMENT OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT
We pay equal installments out of the principal and interest on that principal until the principal remaining is less than the amount of the installment. We then make a final payment of the remaining principal and interest. We pay the first installment on the date of settlement. Payments will include interest on the remaining principal at a guaranteed annual rate of at least 3%. We will credit interest at the end of each year. Should the interest credited at the end of the year exceed the income payments made in the preceding 12 months, we will pay the excess in one sum.

PAYMENT OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR
PERIOD CERTAIN
We pay equal installments beginning on the settlement date for a minimum of ten years continuing thereafter as long as either payee is alive. Should both payees die before the 10-year period certain ends, we will make the remaining payments to their beneficiaries.

The younger payee must be at least 40 years old. We will use a guaranteed annual interest rate of at least 3 3/8% to compute payments under this option.



TRANSFER OF POLICY VALUE



TRANSFERS
You may transfer your policy value among the available investment options and make changes to your premium payment allocations by submitting a written request to our Phoenix COLI Customer Service Center (The appropriate address and telephone number are on page 1.) We will execute a written request the day we receive it.

We do not charge for transfers at this time. However, we reserve the right to charge a fee of $10 for each transfer after your first two transfers in a policy year (after the first 12 transfers in a policy year for policies issued in New
York). Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the free transfer limit.

TRANSFER RESTRICTIONS
We reserve the right to restrict transfers of less than $500 unless either

[diamond]  the entire balance in the subaccount or the Guaranteed Interest
           Account is being transferred; or

[diamond]  the transfer is part of a Systematic Transfer Program.

We reserve the right to prohibit a transfer to any subaccount if the value of your investment in that subaccount immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Account be transferred if the value of your investment in that subaccount immediately after the transfer would be less than $500.

You may make only one transfer per policy year from the non-loaned portion of the Guaranteed Interest Account unless the transfers are made as part of a Systematic Transfer Program or unless we agree to make an exception to this rule. The amount you may transfer is limited to the greater of $1,000 or 25% of the value of the non-loaned portion of the Guaranteed Interest Account. You may transfer policy value into the Guaranteed Interest Account at anytime.

We reserve the right to limit the number of subaccounts you may invest in to a total of 18 at any one time or over the life of the policy. We may limit you to fewer than 18 if federal or state law requires us to do so.


Excessive transfers between subaccounts could adversely affect series performance. We therefore reserve the right to terminate your transfer privileges. We also reserve the right to reject any specific request that we feel is part of a market-timing pattern. We may reject requests for more than one exchange out of a subaccount within a 30-day period. We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and Phoenix have entered into a third-party transfer service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.

SYSTEMATIC TRANSFER PROGRAMS
You may elect a systematic transfer program that we offer under the policy. We reserve the right to change, eliminate or add optional programs subject to applicable laws.

We base transfers under a Systematic Transfer Program on the subaccount values on the first day of the month following our receipt of your transfer request. Should the first day of the month fall on a holiday or weekend, we will process the transfer on the next business day. You may have only one program in effect at a time.

DOLLAR COST AVERAGING PROGRAM: Dollar Cost Averaging periodically transfers policy value from one of the subaccounts or from the Guaranteed Interest Account (a "source account") to one or several of the available subaccounts ("target subaccounts"). You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:

[diamond]  $25 monthly               [diamond]  $150 semiannually
[diamond]  $75 quarterly             [diamond]  $300 annually

You must have at least $1,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the Program. Transfers must be made in approximately equal amounts over a minimum of 18 months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.

You may start or discontinue this program at any time by submitting a written request to the Phoenix COLI customer service center (see page 1). Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. The Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect. We do not charge for this program.

ASSET REBALANCING PROGRAM: Under this program, we transfer policy value among the subaccounts to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semi-annually or annually. We do not permit transfers to or from the Guaranteed Interest Account.

You may start or discontinue this program at any time by submitting a written request to the Phoenix COLI customer service center (see page 1). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. We do not charge for this program.



POLICY LOANS
You may generally borrow up to 90% of your policy value less any outstanding debt. We will count any outstanding loans and loan interest toward that 90% limit. We do not generally allow loans of less than $500.


Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas non-loaned policy value varies with the investment performance of the chosen subaccounts or at the rate we credit the non-loaned portion of the Guaranteed Interest Account. Loans can also reduce your policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The policy's cash value available for withdrawal is also reduced by the amount of any outstanding loans and loan interest.


When you take a loan, we will take an amount equal to the loan from your investment options as collateral and deposit it to the "loaned portion" of the Guaranteed Interest Account. You may instruct us how to withdraw policy value from your investment options for deposit to the loaned portion of the Guaranteed Interest Account. If you do not instruct us, we will make the withdrawal in the same manner as for monthly deductions.

We charge interest on the loan at the annual rates given below until the policy anniversary nearest the insured's 65th birthday, compounded daily and payable in arrears:

---------------------------------------------------------------
                                          RATE WE CREDIT THE
                                        LOANED PORTION OF THE
                 LOAN INTEREST RATE      GUARANTEED INTEREST
                      CHARGED                  ACCOUNT
------------- ------------------------ ------------------------
POLICY            MOST      MAXIMUM &      MOST      MAXIMUM &
YEARS            STATES     NY AND NJ     STATES     NY AND NJ
------------- ----------- ------------ ------------ -----------
1-10            2.75%        4.75%         2%           4%
------------- ----------- ------------ ------------ -----------
11-16           2.50%        4.50%         2%           4%
------------- ----------- ------------ ------------ -----------
16+             2.25%        4.25%         2%           4%
---------------------------------------------------------------

The loan interest rate in effect after the policy anniversary nearest the insured's 65th birthday is 2.25% (4.25% for New York and New Jersey).

At the end of each policy year, all interest due will be treated as a new loan and will be offset by a transfer from your subaccounts and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.

We credit the loaned portion of the Guaranteed Interest Account with interest at an effective annual rate of 2% (4% in New York and New Jersey), compounded daily and payable in arrears. At the end of each policy year, or when you repay a loan, the interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the non-loaned portion of the Guaranteed Interest Account.

You may repay a loan at any time as long as the policy is in force and at least one insured person is living. We apply loan repayments first to pay any outstanding loan interest. We then apply any remaining amount to reduce the loaned portion of the Guaranteed Interest Account and correspondingly increase the non-loaned portion of the Guaranteed Interest Account. If you make a loan repayment that exceeds the remaining loan interest and loan balance, we will treat the excess as a premium payment.

We will use any loan repayment we receive during a grace period first to pay any overdue monthly deductions. We will then apply any remaining balance to reduce loan interest and any loans.

We will apply any payment we receive while you have outstanding loans to reduce loan interest and the loans, unless you designate it as a premium payment.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless your policy's cash surrender value becomes insufficient to maintain the policy in force.

The proceeds of policy loans may be subject to federal income tax under some circumstances.


A policy loan will have a permanent effect on the policy value because the investment results of the loaned portion of the Guaranteed Interest Account will differ from that of investment options. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. Outstanding loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.


LAPSE
Payment of the issue premium, no matter how large or the payment of additional premiums will not guarantee the policy will remain in force. If you take a partial surrender or a policy loan, it could negatively affect the policy value, and therefore increase the risk of policy lapse.

If, on any monthly calculation day, the policy value, less any outstanding debt, is less than the monthly deduction, we will allow a grace period of 61 days during which you must pay an amount equal to 3 times the required monthly deduction to prevent the policy from lapse.

If you fail to make the required payment before the 61-day grace period ends, the policy will lapse and expire without value. We will mail you notice at least 30 days before any potential lapse will occur.

The policy will remain in force during the grace period however, we will not permit any subaccount transfers, loans, full or partial surrenders. We apply any premium payment we receive during the grace period, less the premium expense charge, to first pay any monthly deductions due during the grace period. We will apply any excess premium according to your current premium allocation schedule.

The death benefit during the grace period is equal to the death benefit immediately before the grace period begins.


FEDERAL INCOME TAX CONSIDERATIONS
-------------------------------------------------------------------------------
The following is a brief summary of our interpretation of federal tax treatment of amounts accumulated under and distributed from the policy. We give a more complete discussion in the Statement of Additional Information ("SAI") which is incorporated into this prospectus by reference. You can get a copy of the SAI free of charge: see the back cover of this prospectus. We make no attempt to address estate and inheritance taxes, or any state, local or other tax laws. Consult your income tax advisor for more thorough information on federal and state income taxes. We refer to Internal Revenue Code of 1986, as amended, as the "Code."

We suggest you consult with your tax advisor in advance of making a decrease in death benefits, or a full or partial surrender of your policy.

MODIFIED ENDOWMENT CONTRACTS

GENERAL
You will be taxed on loans and payments from a modified endowment contract on the portion of the amount received that is considered income, or gain in contract value. This policy can be a modified endowment contract if it fails to meet what is known as "the 7-pay test." This test compares your policy to a hypothetical life insurance policy of identical face amount which requires 7 equal annual premiums to be "fully paid-up," continuing to provide a level death benefit without the need for any further premiums. A policy becomes a modified endowment contract if, at any time during the first 7 years, the total premiums paid into the policy exceed the total premiums that you would have paid into the hypothetical policy.

Amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions for taxpayers who are age 59 1/2 or older, disabled or taken as part of a periodic payment plan for the life expectancy of the beneficiary or beneficiaries.

FULL SURRENDER
You can be taxed on the amount of a full surrender that exceeds the amount of premiums you paid. You may be liable for an additional 10% "penalty tax" if the policy is a modified endowment contract.

PARTIAL SURRENDER
Partial surrenders from a modified endowment contract are fully taxable to the extent of income (gain) in the policy and may be subject to an additional 10% tax. If the policy is not a modified endowment contract, partial surrenders still may be taxable.

LOANS
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax.

BUSINESS-OWNED POLICIES
If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the people insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements of Phoenix Life Variable Universal Life Account (Phoenix Corporate Edge) at December 31, 2002 and the results of their operations and the changes in their net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company at December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page 1. The consolidated financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Account or on Guaranteed Interest Account rates that we credit during a guarantee period.

APPENDIX A - INVESTMENT OPTIONS
------------------------------------------------------------------------------------------------------------------------------------


INVESTMENT TYPE

------------------------------------------------------------------------------------------------------------------------------------

                                                                                Investment Type

                                              --------------------------------------------------------------------------------------

                                                           Domestic   Domestic   Domestic    Growth          International    Money
             Series                                 Bond    Blend      Growth     Value     & Income   Index    Growth        Market
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                                                                  |X|
Phoenix-AIM Mid-Cap Equity                                   |X|
Phoenix-Alliance/Bernstein Enhanced Index                                                               |X|
Phoenix-Alliance/Bernstein Growth + Value                               |X|        |X|
Phoenix-Duff & Phelps Real Estate Securities                                                  |X|
Phoenix-Engemann Capital Growth                                         |X|
Phoenix-Engemann Small & Mid-Cap Growth                                 |X|
Phoenix-Goodwin Money Market                                                                                                   |X|
Phoenix-Goodwin Multi-Sector Fixed Income           |X|
Phoenix-Hollister Value Equity                                                     |X|
Phoenix-Janus Flexible Income                       |X|
Phoenix-Kayne Large-Cap Core                                 |X|
Phoenix-Kayne Small-Cap Quality Value                                              |X|
Phoenix-Lazard International Equity Select                                                                      |X|
Phoenix-Lazard Small-Cap Value                                                     |X|
Phoenix-Lazard U.S. Multi-Cap                                                      |X|
Phoenix-Lord Abbett Bond-Debenture                  |X|
Phoenix-Lord Abbett Large-Cap Value                                                |X|
Phoenix-Lord Abbett Mid-Cap Value                                                  |X|
Phoenix-MFS Investors Growth Stock                                      |X|
Phoenix-MFS Investors Trust                                                                   |X|
Phoenix-MFS Value                                                                  |X|
Phoenix-Northern Dow 30                                                                                 |X|
Phoenix-Northern Nasdaq-100 Index(R)                                                                    |X|

Phoenix-Oakhurst Growth and Income                                                            |X|

Phoenix-Oakhurst Strategic Allocation                                                         |X|
Phoenix-Sanford Bernstein Global Value                                                                          |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                            |X|
Phoenix-Sanford Bernstein Small-Cap Value                                          |X|
Phoenix-Seneca Mid-Cap Growth                                           |X|
Phoenix-Seneca Strategic Theme                                          |X|
Phoenix-State Street Research Small-Cap Growth                          |X|
AIM V.I. Capital Appreciation Fund                                      |X|
AIM V.I. Premier Equity Fund                                 |X|
Alger American Leveraged AllCap Portfolio                               |X|
Federated Fund for U.S. Government Securities II    |X|
Federated High Income Bond Fund II                  |X|
VIP Contrafund(R) Portfolio                                             |X|
VIP Growth Opportunities Portfolio                                      |X|
VIP Growth Portfolio                                                    |X|
Mutual Shares Securities Fund                                                                 |X|
Templeton Developing Markets Securities Fund                                                                    |X|
Templeton Foreign Securities Fund                                                                               |X|
Templeton Global Asset Allocation Fund                                                                          |X|
Templeton Growth Securities Fund                                                                                |X|
Scudder VIT EAFE(R) Equity Index Fund                                                                   |X|
Scudder VIT Equity 500 Index Fund                                                                       |X|
Technology Portfolio                                                    |X|
Wanger Foreign Forty                                                                                            |X|
Wanger International Small Cap                                                                                  |X|
Wanger Twenty                                                           |X|
Wanger U.S. Smaller Companies                                           |X|
------------------------------------------------------------------------------------------------------------------------------------


INVESTMENT ADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                               Advisors
                                                ------------------------------------------------------------------------------------
                 Series

                                                                           Duff &
                                                    Phoenix    Phoenix     Phelps                 Fred        Deutsche     Federated
                                                   Investment  Variable  Investment    AIM        Alger        Asset      Investment
                                                    Counsel,   Advisors, Management  Advisors,  Management,  Management,  Management
                                                      Inc.       Inc.        Co.       Inc.        Inc.         Inc.       Company
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International                       |X|
Phoenix-AIM Mid-Cap Equity                                       |X|
Phoenix-Alliance/Bernstein Enhanced Index                        |X|
Phoenix-Alliance/Bernstein Growth + Value                        |X|
Phoenix-Duff & Phelps Real Estate Securities                                |X|
Phoenix-Engemann Capital Growth                      |X|
Phoenix-Engemann Small & Mid-Cap Growth              |X|
Phoenix-Goodwin Money Market                         |X|
Phoenix-Goodwin Multi-Sector Fixed Income            |X|
Phoenix-Hollister Value Equity                       |X|
Phoenix-Janus Flexible Income                                    |X|
Phoenix-Kayne Large-Cap Core                         |X|
Phoenix-Kayne Small-Cap Quality Value                |X|
Phoenix-Lazard International Equity Select                       |X|
Phoenix-Lazard Small-Cap Value                                   |X|
Phoenix-Lazard U.S. Multi-Cap                                    |X|
Phoenix-Lord Abbett Bond-Debenture                               |X|
Phoenix-Lord Abbett Large-Cap Value                              |X|
Phoenix-Lord Abbett Mid-Cap Value                                |X|
Phoenix-MFS Investors Growth Stock                               |X|
Phoenix-MFS Investors Trust                                      |X|
Phoenix-MFS Value                                                |X|
Phoenix-Northern Dow 30                                          |X|
Phoenix-Northern Nasdaq-100 Index(R)                             |X|
Phoenix-Oakhurst Growth and Income                   |X|
Phoenix-Oakhurst Strategic Allocation                |X|
Phoenix-Sanford Bernstein Global Value                           |X|
Phoenix-Sanford Bernstein Mid-Cap Value                          |X|
Phoenix-Sanford Bernstein Small-Cap Value                        |X|
Phoenix-Seneca Mid-Cap Growth                        |X|
Phoenix-Seneca Strategic Theme                       |X|
Phoenix-State Street Research Small-Cap Growth                   |X|
AIM V.I. Capital Appreciation Fund                                                     |X|
AIM V.I. Premier Equity Fund                                                           |X|

Alger American Leveraged AllCap Portfolio                                                          |X|
Federated Fund for U.S. Government Securities II                                                                             |X|
Federated High Income Bond Fund II                                                                                           |X|
VIP Contrafund(R) Portfolio
VIP Growth Opportunities Portfolio
VIP Growth Portfolio
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Global Asset Allocation Fund
Templeton Growth Securities Fund
Scudder VIT EAFE(R) Equity Index Fund                                                                           |X|
Scudder VIT Equity 500 Index Fund                                                                               |X|
Technology Portfolio
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Smaller Companies
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                               Advisors
                                                ------------------------------------------------------------------------------------
                                                    Fidelity              Morgan
                                                   Management  Franklin   Stanley    Templeton  Templeton     Templeton   Wanger
                                                      and       Mutual   Investment   Asset      Global      Investment    Asset
                                                    Research   Advisers, Management  Management, Advisors     Counsel,   Management,
               Series                               Company      LLC        Inc.       Ltd.      Limited        Inc.        L.P.
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Duff & Phelps Real Estate Securities
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income
Phoenix-Hollister Value Equity
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Oakhurst Growth and Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
AIM V.I. Capital Appreciation Fund
AIM V.I. Premier Equity Fund

Alger American Leveraged AllCap Portfolio
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
VIP Contrafund(R) Portfolio                          |X|
VIP Growth Opportunities Portfolio                   |X|
VIP Growth Portfolio                                 |X|
Mutual Shares Securities Fund                                    |X|
Templeton Developing Markets Securities Fund                                           |X|
Templeton Foreign Securities Fund                                                                               |X|
Templeton Global Asset Allocation Fund                                                                          |X|
Templeton Growth Securities Fund                                                                   |X|
Scudder VIT EAFE(R) Equity Index Fund
Scudder VIT Equity 500 Index Fund
Technology Portfolio                                                        |X|
Wanger Foreign Forty                                                                                                        |X|
Wanger International Small Cap                                                                                              |X|
Wanger Twenty                                                                                                               |X|
Wanger U.S. Smaller Companies                                                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------


INVESTMENT SUBADVISORS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                Subadvisors
                                                ------------------------------------------------------------------------------------
                                                                                                    Kayne
                                                                                                   Anderson
                                                Aberdeen       AIM       Alliance       Janus      Rudnick       Lazard      Lord,
                                                  Fund        Capital     Capital      Capital    Investment     Asset      Abbett
                                                 Managers,  Management,  Management,  Management  Management,  Management   & Co.
                Series                             Inc.        Inc.         L.P.         LLC         LLC          LLC        LLC
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                     |X|
Phoenix-AIM Mid-Cap Equity                                     |X|
Phoenix-Alliance/Bernstein Enhanced Index                                   |X|
Phoenix-Alliance/Bernstein Growth + Value                                   |X|
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Janus Flexible Income                                                            |X|
Phoenix-Kayne Large-Cap Core                                                                         |X|
Phoenix-Kayne Small-Cap Quality Value                                                                |X|
Phoenix-Lazard International Equity Select                                                                        |X|
Phoenix-Lazard Small-Cap Value                                                                                    |X|
Phoenix-Lazard U.S. Multi-Cap                                                                                     |X|
Phoenix-Lord Abbett Bond-Debenture                                                                                           |X|
Phoenix-Lord Abbett Large-Cap Value                                                                                          |X|
Phoenix-Lord Abbett Mid-Cap Value                                                                                            |X|
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Sanford Bernstein Global Value                                      |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                     |X|
Phoenix-Sanford Bernstein Small-Cap Value                                   |X|
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT SUBADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Subadvisors
                                                ------------------------------------------------------------------------------------
                                                                                                      State
                                                              Northern      Roger       Seneca        Street
                                                   MFS         Trust      Engemann &    Capital     Research &
                                                Investment  Investments,  Associates,  Management,  Management
                Series                          Management     Inc.         Inc.         LLC         Company
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Engemann Capital Growth                                             |X|
Phoenix-Engemann Small & Mid-Cap Growth                                     |X|
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock                 |X|
Phoenix-MFS Investors Trust                        |X|
Phoenix-MFS Value                                  |X|
Phoenix-Northern Dow 30                                        |X|
Phoenix-Northern Nasdaq-100 Index(R)                           |X|
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth                                                            |X|
Phoenix-Seneca Strategic Theme                                                           |X|
Phoenix-State Street Research Small-Cap Growth                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------

Additional information about Corporate Edge (the "Policy") and the Phoenix Life Variable Universal Life Account (the "Account") is contained in the Policy's Statement of Additional Information ("SAI") dated May 1, 2003, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.

The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI should be directed in writing to Phoenix COLI Administration Unit, One American Row, Hartford, CT 06102 or by telephone 860.403.6013.

Information about the Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at (202) 942-8090. Reports and other information about the Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, Washington, D.C. 20549-0102.

Phoenix Life Insurance Company

www.phoenixwm.com
V609

Investment Company Act File No. 811-09065

[logo] PHOENIX WEALTH MANAGEMENT(R)

L0268PR2 (C) Phoenix Life Insurance Company      [logo] Printed on recycled paper.     5-03

                                                                     [Version B]

                         PHOENIX EXECUTIVE BENEFIT - VUL

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY

PROSPECTUS                                                           MAY 1, 2003


Phoenix Executive Benefit - VUL is a flexible premium variable universal life insurance policy that can provide lifetime insurance protection on the life of one person. We will pay the death benefit when the insured person dies. You may allocate policy value to the Guaranteed Interest Account and/or one or more of the subaccounts of the Phoenix Life Variable Universal Life Account. The subaccounts purchase shares of the following funds:


THE PHOENIX EDGE SERIES FUND
----------------------------
  [diamond]  Phoenix-Aberdeen International Series

  [diamond]  Phoenix-AIM Mid-Cap Equity Series
  [diamond]  Phoenix-Alliance/Bernstein Enhanced Index Series

  [diamond] Phoenix-Alliance/Bernstein Growth + Value Series [diamond] Phoenix-Duff & Phelps Real Estate Securities Series [diamond] Phoenix-Engemann Capital Growth Series
  [diamond] Phoenix-Engemann Small & Mid-Cap Growth Series [diamond] Phoenix-Goodwin Money Market Series
  [diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series [diamond] Phoenix-Hollister Value Equity Series
  [diamond]  Phoenix-Janus Flexible Income Series
  [diamond]  Phoenix-Kayne Large-Cap Core Series
  [diamond] Phoenix-Kayne Small-Cap Quality Value Series [diamond] Phoenix-Lazard International Equity Select Series [diamond] Phoenix-Lazard Small-Cap Value Series
  [diamond]  Phoenix-Lazard U.S. Multi-Cap Series
  [diamond]  Phoenix-Lord Abbett Bond-Debenture Series
  [diamond] Phoenix-Lord Abbett Large-Cap Value Series [diamond] Phoenix-Lord Abbett Mid-Cap Value Series
  [diamond]  Phoenix-MFS Investors Growth Stock Series
  [diamond]  Phoenix-MFS Investors Trust Series
  [diamond]  Phoenix-MFS Value Series

  [diamond]  Phoenix-Northern Dow 30 Series
  [diamond]  Phoenix-Northern Nasdaq-100 Index(R) Series

  [diamond]  Phoenix-Oakhurst Growth and Income Series
  [diamond]  Phoenix-Oakhurst Strategic Allocation Series
  [diamond]  Phoenix-Sanford Bernstein Global Value Series
  [diamond]  Phoenix-Sanford Bernstein Mid-Cap Value Series
  [diamond]  Phoenix-Sanford Bernstein Small-Cap Value Series
  [diamond]  Phoenix-Seneca Mid-Cap Growth Series
  [diamond]  Phoenix-Seneca Strategic Theme Series
  [diamond]  Phoenix-State Street Research Small-Cap Growth Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
  [diamond]  AIM V.I. Capital Appreciation Fund
  [diamond]  AIM V.I. Premier Equity Fund


THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------

  [diamond]  Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
  [diamond]  Federated Fund for U.S. Government Securities II

  [diamond]  Federated High Income Bond Fund II - Primary Shares


FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
  [diamond]  VIP Contrafund(R) Portfolio
  [diamond]  VIP Growth Opportunities Portfolio
  [diamond]  VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------

  [diamond]  Mutual Shares Securities Fund
  [diamond]  Templeton Developing Markets Securities Fund *
  [diamond]  Templeton Foreign Securities Fund
  [diamond]  Templeton Global Asset Allocation Fund *
  [diamond]  Templeton Growth Securities Fund


SCUDDER INVESTMENT VIT FUNDS - CLASS A
--------------------------------------
  [diamond]  Scudder VIT EAFE(R) Equity Index Fund
  [diamond]  Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
  [diamond]  Technology Portfolio

WANGER ADVISORS TRUST
---------------------
  [diamond]  Wanger Foreign Forty
  [diamond]  Wanger International Small Cap
  [diamond]  Wanger Twenty
  [diamond]  Wanger U.S. Smaller Companies


* Not available for new investors

--------------------------------------------------------------------------------

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:               [envelope]  COLI ADMINISTRATION UNIT
                                                                           One American Row
                                                                           Hartford, Connecticut  06102
                                                               [telephone] 860.403.6013
                                                               OR
                                                               [envelope]  PHOENIX COLI CUSTOMER SERVICE CENTER
                                                                           C/O ANDESA TPA, INC.
                                                                           1605 N CEDER CREST BLVD. SUITE 502
                                                                           ALLENTOWN, PA  18104
                                                               [telephone] 610.439.5256

SUBMIT ADDITIONAL PREMIUM PAYMENTS TO:                                     VUL COLI UNIT
                                                                           PO BOX 22012
                                                                           ALBANY, NY 12201-2012

It may not be in your best interest to buy this policy in exchange for an existing life insurance policy or annuity contract. It is important for you to understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You should also know if the replacement will result in any income taxes.

The policy is not a deposit nor an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured nor endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy values and possible loss of principal invested or premiums paid.


The Securities and Exchange Commission has neither approved nor disapproved these securities, nor have they passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------
   Read and keep this prospectus for future reference.

                                TABLE OF CONTENTS

Heading                                                 Page
------------------------------------------------------------
RISK/BENEFIT SUMMARY .................................     4
  Policy Benefits ....................................     4
  Policy Risks .......................................     4

FEE TABLES ...........................................     6
  Transaction Fees....................................     6
  Periodic Charges Other than Fund Operation Expense..     7
  Minimum and Maximum Fund Operating Expenses.........     8
  Annual Fund Expenses................................     9
PHOENIX LIFE INSURANCE COMPANY .......................    11
THE PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
   (THE "ACCOUNT") ...................................    11
  Performance History ................................    11
VOTING RIGHTS ........................................    11
  The Guaranteed Interest Account ....................    11
CHARGES AND DEDUCTIONS................................    12
  General ............................................    12
  Charges Deducted from Premium Payments .............    12
  Periodic Charges ...................................    12
  Conditional Charges ................................    13
  Other Charges ......................................    13
  Charge Reductions  .................................    13
THE POLICY ...........................................    14
  Contract Rights: Owner, Insured, Beneficiary .......    14
  Contract Limitations................................    14
  Purchasing a Policy.................................    14
GENERAL ..............................................    15
  Postponement of Payments ...........................    15
  Optional Insurance Benefits ........................    15
  Surrenders..........................................    16
  Death Benefit ......................................    16
PAYMENT OF PROCEEDS ..................................    17
  Surrender and Death Benefit Proceeds ...............    17
  Payment Amount .....................................    17
  Payment Options ....................................    17
  Transfer of Policy Value............................    18
  Policy Loans........................................    18
  Lapse...............................................    19
FEDERAL INCOME TAX CONSIDERATIONS ....................    19
  Modified Endowment Contracts .......................    20
FINANCIAL STATEMENTS..................................    20
APPENDIX A - INVESTMENT OPTIONS.......................   A-1
   Investment Type....................................   A-1
   Investment Advisors................................   A-2
   Investment Subadvisors.............................   A-3

RISK/BENEFIT SUMMARY
-------------------------------------------------------------------------------
This summary does not contain all of the detailed information that may be important to you. Please read the entire prospectus carefully before you decide to purchase a policy.

POLICY BENEFITS

DEATH BENEFITS
Executive Benefit - VUL is a flexible premium variable universal life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary when the person insured under the policy dies.

You will choose a death benefit when you apply for a policy:

[diamond]  Death Benefit Option 1 will be the greater of the policy's face amount on the date of death, or the minimum death benefit in effect on the date of death.

[diamond]  Death Benefit Option 2 will be the greater of (a) or (b), where:
           (a) is equal to the policy's face amount on the date of death plus the policy value, (b) is the minimum death benefit in effect on the date of death.

[diamond]  Death Benefit Option 3 will be the greater of (a), (b), or (c), where: (a) is equal to the policy's face amount as of the date of death plus the sum of all premiums minus withdrawals, (b) is equal to the policy's face amount on the date of death; and (c) is the minimum death benefit in effect on the date of death.

You may change between Death Benefit Options 1 and 2 by submitting a written request. You may not change to or from Death Benefit Option 3.

You may also purchase additional term insurance under the Flexible Term Insurance Rider if available in your state.

LOANS AND SURRENDERS
[diamond]  Generally, you may take loans against 90% of your policy's value less any outstanding debt.

[diamond]  You may partially surrender any part of the policy anytime. We reserve the right to deduct a partial surrender fee.

[diamond]  You may fully surrender this policy anytime for its cash surrender value.

POLICY AVAILABILITY
The policy will be issued on a "case" basis. A case usually has a sponsor, and usually contains multiple policies, though we may consider one person and one policy a case. You may exercise your ownership rights under the policy through the sponsoring organization or employer. Should your relationship with the sponsor end, you may then exercise your policy rights directly with us.

FLEXIBLE PREMIUMS
The only premiums you must pay are the issue premium and any payments required to prevent policy lapse.

UNDERWRITING OPTIONS
We offer three types of underwriting:

[diamond]  Full Underwriting; or
[diamond]  Simplified Issue Underwriting; or
[diamond]  Guaranteed Issue Underwriting.

Your choice of underwriting will have an effect on the Cost of Insurance charges we deduct from your policy value.

OPTIONAL INSURANCE BENEFITS
The following benefits may be available to you by rider:
[diamond]  Flexible Term Insurance
[diamond]  Cash Surrender Value Enhancement Benefit
[diamond]  Exchange of Insured

Availability of these riders depends upon state approval and may involve extra cost.


LIMITED SALES CHARGE REFUND
If you fully surrender this policy during the first three policy years, you will receive all or part of the first year sales charge refunded in the cash surrender value.

[diamond]  We will refund the entire first year sales charge for a full policy surrender made during the first policy year.

[diamond]  2/3 of the first year sales charge will be refunded for a full policy surrender made during the second policy year (but no part of the second year sales charges will be).


[diamond]  1/3 of the first year sales charge will be refunded during the third policy year.

YOUR RIGHT TO CANCEL THE POLICY
You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within 10 days after you receive it, or within 45 days of signing the application.

POLICY RISKS

VARIATIONS
The policy is subject to laws and regulations in every state where the policy is sold and the terms of the policy may vary from state to state.

SUITABILITY RISK
Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. We deduct a sales charge, and other charges from premium payments that reduce the value available for withdrawal. Therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of your policy value during the first few policy years.

TAX EFFECTS
Generally, under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Account or the Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.

RISK OF LAPSE
Your policy will remain in force as long as the policy value, less any outstanding debt, is enough to pay the monthly charges incurred under the policy. If the policy value, less any outstanding debt, is no longer sufficient to pay the monthly charges, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount.

Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

INVESTMENT RISK
A comprehensive discussion of the risks of each fund purchased by a subaccount of the Phoenix Life Variable Universal Life Account may be found in the funds' prospectuses. Each series is subject to market fluctuations and the risks inherent with ownership of securities. There is no assurance that any series will achieve its stated investment objective.

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY.

THE FIRST TABLE FOR EACH POLICY OPTION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.


FEE TABLES
-----------------------------------------------------------------------------------------------------------------------------------

                                                          TRANSACTION FEES

-----------------------------------------------------------------------------------------------------------------------------------
              CHARGE                        WHEN DEDUCTED                                  AMOUNT WE DEDUCT
----------------------------------- ------------------------------- ---------------------------------------------------------------
SALES CHARGE                         Upon premium payment            The maximum we will ever charge is 5.00% of each premium
                                                                     payment(1).
----------------------------------- ------------------------------- ---------------------------------------------------------------
STATE PREMIUM TAX CHARGE             Upon premium payment            We charge a maximum of 3.50%(2) of each premium payment,
                                                                     depending on the applicable rate for your state.
----------------------------------- ------------------------------- ---------------------------------------------------------------
DEFERRED ACQUISITION TAX CHARGE      Upon premium payment            1.50% of each premium payment.
----------------------------------- ------------------------------- ---------------------------------------------------------------
SURRENDER CHARGE                     Not Applicable                  We do not charge you if you surrender your policy for its
                                                                     cash value.
----------------------------------- ------------------------------- ---------------------------------------------------------------
PARTIAL SURRENDER CHARGE             Upon Partial Surrender or a     We currently do not charge for partial surrenders, but
                                     we reduction in the policy      reserve the right to deduct up to 2.00% of the partial
                                     face amount.                    surrender amount up to a maximum of $25.
----------------------------------- ------------------------------- ---------------------------------------------------------------
TRANSFER CHARGE                      Upon Transfer                   We currently do not charge for transfers between investment options, but we reserve the right to charge up to $10 per
                                                                     transfer after the first 2 transfers in any given policy year.
----------------------------------- ------------------------------- ---------------------------------------------------------------

(1) In policy years 1 through 7, we currently deduct 5.00% from each premium payment up to the target premium and 0.00% of premiums paid in excess of the target premium. Beginning in policy year 8, we currently deduct 0.00% of premiums paid and we will never deduct more than 2.00% of premiums paid. The target premium will be disclosed before we issue the policy and will depend on specifics of the life to be insured (e.g. age, gender, risk classification), the type of underwriting, and the face amount of the policy.
(2) Premium tax charges vary by state and range from 0.80% to 3.50% of premiums.


THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.



                                         PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
           CHARGE                    WHEN DEDUCTED                                    AMOUNT DEDUCTED
----------------------------- ---------------------------- ----------------------------------------------------------------------
COST OF INSURANCE(1)           On policy date and monthly    This charge is based on the "net amount at risk." The "net amount
                               on policy processing day      at  risk" is the current death benefit minus the policy  value.

----------------------------- ---------------------------- ----------------------------------------------------------------------
  Minimum and Maximum                                        0.02% to 31.97% of the net amount at risk per year.
----------------------------- ---------------------------- ----------------------------------------------------------------------
  Example for a male age                                     0.10% of the net amount at risk per year
  50 in the nonsmoker
  underwriting class for a
  fully underwritten policy.
----------------------------- ---------------------------- ----------------------------------------------------------------------
ADMINISTRATIVE CHARGE          On policy date and monthly    We charge up to a maximum of $10 per month(2).
                               on policy processing day
----------------------------- ---------------------------- ----------------------------------------------------------------------
MORTALITY AND EXPENSE          On policy date and monthly    The maximum we charge is 0.08% (0.90% on an annual basis) of
RISK CHARGE(3)                 on policy processing day      the policy value in the subaccounts of the Account on the
                                                             monthly processing day.
----------------------------- ---------------------------- ----------------------------------------------------------------------
LOAN INTEREST CHARGED(4)       Interest accrues daily and    The maximum net cost to the policy is 2.75% of the loan balance.
                               is due on each policy
                               anniversary. If not paid on
                               that date, we will treat the
                               accrued interest as another
                               loan against the policy.
----------------------------- ---------------------------- ----------------------------------------------------------------------
OTHER TAX CHARGES              When we become liable         We currently do not charge for taxes, however we reserve the right
                               for taxes.                    to impose a charge should we become liable for taxes in the future.
                                                             Possible taxes would include state or federal income taxes on investment gains of the Account and would be included in our calculation of subaccount values.
---------------------------------------------------------------------------------------------------------------------------------
                                                     OPTIONAL INSURANCE FEATURES
---------------------------------------------------------------------------------------------------------------------------------
FLEXIBLE TERM RIDER(1)         On Rider Policy Date, and     This charge is based on the net amount at risk attributable to the
                               monthly on each Monthly       rider face amount.
                               Calculation Day
----------------------------- ---------------------------- ----------------------------------------------------------------------
  Minimum and Maximum                                        0.02% to 31.97% of the net amount at risk attributable to the Rider face amount.
----------------------------- ---------------------------- ----------------------------------------------------------------------
  Example for a male age 50                                  0.10% of the net amount at risk attributable to the rider face
  in the nonsmoker                                           amount.
  underwriting class for a
  fully underwritten policy.
----------------------------- ---------------------------- ----------------------------------------------------------------------
CASH SURRENDER VALUE           We do not charge for this     We describe this Rider later under "Optional Insurance available
ENHANCEMENT BENEFIT            Rider. Additional             on Benefits."
RIDER                          restrictions apply.
----------------------------- ---------------------------- ----------------------------------------------------------------------
EXCHANGE OF INSURED            We do not charge for this     We describe this Rider later under "Optional Insurance Benefits."
RIDER                          Rider.
----------------------------- ---------------------------- ----------------------------------------------------------------------

(1) These charges vary according to age, gender, underwriting class, policy year and net amount at risk. The charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed charges applicable to your policy. More detailed information concerning these charges is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and underwriting class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.
(2) We currently charge $5 per month for all policies.
(3) We currently deduct a charge of 0.03% of policy value allocated to the subaccounts each month during the first 10 policy years (equal to 0.40% annually), and 0.02% of the value allocated to the subaccounts each month beginning in the 11th policy year (equal to 0.25% annually). We do not deduct this charge from amounts allocated to the Guaranteed Interest Account.
(4) We charge loan interest of up to 4.75% of the outstanding loan but we credit the loaned portion of the Guaranteed Interest Account from 2% to 4% with the maximum possible difference between the rate we charge and the rate we credit of 2.75%. At our current rates the cost to the policy is between 0.25% and 0.75% of the outstanding loan balance annually. We provide more information on rates in the "Charges and Deductions" section and in the "Loans" section.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH OF THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                                              Minimum          Maximum

Total Annual Fund Operating Expenses(1) (expenses that are deducted            0.32%      -     22.60%
from a fund's assets, including management fees, distribution and/or 12b-1 fees, and other expenses)

(1) See the following table for the total and net fund operating expenses for each available investment portfolio.

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/02)

------------------------------------------------------------------------------------------------------------------------------
                                                                        Rule
                                                      Investment        12b-1      Other Operating       Total Annual Fund
                     Series                         Management Fee      Fees          Expenses               Expenses
------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                          0.75%           N/A            0.30% (5)               1.05%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                              0.85%           N/A            2.58% (3)               3.43%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index               0.45%           N/A            0.28% (2)               0.73%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value               0.85%           N/A            2.91% (3)               3.76%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities            0.75%           N/A            0.37% (4)               1.12%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                         0.65%           N/A            0.10% (3)               0.75%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                 0.90%           N/A            1.32% (4)               2.22%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                            0.40%           N/A            0.16% (3)               0.56%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income               0.50%           N/A            0.19% (3)               0.69%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity                          0.70%           N/A            0.31% (3)               1.01%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income                           0.80%           N/A            0.54% (3)               1.34%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core (6)                        0.70%           N/A           13.62% (1)              14.32%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value (6)               0.90%           N/A           21.70% (1)              22.60%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select (6)          0.90%           N/A            9.36% (1)              10.26%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value (6)                      0.90%           N/A            5.26% (1)               6.16%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap (6)                       0.80%           N/A            7.34% (1)               8.14%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture (6)                  0.75%           N/A            6.28% (1)               7.03%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value (6)                 0.75%           N/A            8.51% (1)               9.26%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value (6)                   0.85%           N/A            9.20% (1)              10.05%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                      0.75%           N/A            0.23% (3)               0.98%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                             0.75%           N/A            4.73% (3)               5.48%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                       0.75%           N/A            1.84% (3)               2.59%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                 0.35%           N/A            0.76% (3)               1.11%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                    0.35%           N/A            2.37% (3)               2.72%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                      0.70%           N/A            0.25% (3)               0.95%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                   0.58%           N/A            0.12% (3)               0.70%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                  0.90%           N/A            1.67% (3)               2.57%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                 1.05%           N/A            0.35% (3)               1.40%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value               1.05%           N/A            0.59% 3                 1.64%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                           0.80%           N/A            0.34% 4                 1.14%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                          0.75%           N/A            0.25% 4                 1.00%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth          0.85%           N/A            8.48% 1                 9.33%(7)
------------------------------------------------------------------------------------------------------------------------------

(1) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .20% of the series' average net assets.
(3) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .25% of the series' average net assets.
(4) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .35% of the series' average net assets.
(5) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .40% of the series' average net assets.
(6) This series has been in existence for less than 1 year. The series' operating expense has been annualized based on actual operating expenses for the period ended December 31, 2002.
(7) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                                                          Net Annual                                                      Net Annual
                                                          ----------                                                      ----------
                                          Reimbursements     Fund                                          Reimbursements    Fund
                                          --------------     ----                                          --------------    ----
Series                                      & Waivers      Expenses  Series                                  & Waivers     Expenses
------                                      ---------      --------  ------                                  ---------     --------
Phoenix-AIM Mid-Cap Equity                    (2.33%)        1.10%   Phoenix-Lazard U.S. Multi-Cap            (7.19%)       0.95%
Phoenix-Alliance/Bernstein Enhanced Index     (0.08%)        0.65%   Phoenix-Lord Abbett Bond-Debenture       (6.13%)       0.90%
Phoenix-Alliance/Bernstein Growth + Value     (2.66%)        1.10%   Phoenix-Lord Abbett Large-Cap Value      (8.36%)       0.90%
Phoenix-Duff & Phelps Real Estate Securities  (0.02%)        1.10%   Phoenix-Lord Abbett Mid-Cap Value        (9.05%)       1.00%
Phoenix-Engemann Small & Mid-Cap Growth       (0.97%)        1.25%   Phoenix-MFS Investors Trust              (4.48%)       1.00%
Phoenix-Hollister Value Equity                (0.06%)        0.95%   Phoenix-MFS Value                        (1.59%)       1.00%
Phoenix-Janus Flexible Income                 (0.29%)        1.05%   Phoenix-Northern Dow 30                  (0.51%)       0.60%
Phoenix-Kayne Large-Cap Core                 (13.47%)        0.85%   Phoenix-Northern Nasdaq-100 Index(R)     (2.12%)       0.60%
Phoenix-Kayne Small-Cap Quality Value        (21.55%)        1.05%   Phoenix-Sanford Bernstein Global Value   (1.42%)       1.15%
Phoenix-Lazard International Equity Select    (9.21%)        1.05%   Phoenix-Sanford Bernstein Mid-Cap Value  (0.10%)       1.30%
Phoenix-Lazard Small-Cap Value                (5.11%)        1.05%   Phoenix-Sanford Bernstein                (0.34%)       1.30%
                                                                       Small-Cap Value
                                                                     Phoenix-State Street Research            (8.33%)       1.00%
                                                                       Small-Cap Growth

                  (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)


----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Net Annual
                                                                  Rule                                              Fund Expenses
                                                   Investment  12b-1 or      Other                                      After
                                                   Management   Service    Operating   Total Annual  Reimbursements Reimbursements
                     Series                           Fee         Fees     Expenses   Fund Expenses    & Waivers      & Waivers
----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%        N/A        0.24%        0.85%         (0.00%)        0.85%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                         0.61%        N/A        0.24%        0.85%         (0.00%)        0.85%
----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%        N/A        0.11%        0.96%         (0.00%)        0.96%
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60%      0.25% (1)    0.12%        0.97%            --            -- 9
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares  0.60%      0.25% (1)    0.17%        1.02%            --            -- 9
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio (2)                      0.58%       0.10%       0.10%        0.78%            --            -- 9
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio (2)               0.58%       0.10%       0.12%        0.80%            --            -- 9
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio (2)                             0.58%       0.10%       0.09%        0.77%            --            -- 9
----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60% (3)   0.25%       0.21%        1.06%         (0.01%)        1.05%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund         1.25%       0.25%       0.33%        1.83%         (0.00%)        1.83%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                    0.70% (3)   0.25%       0.20%        1.15%         (0.02%)        1.13%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund               0.62% (3)   0.25%       0.21%        1.08%         (0.02%)        1.06%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (4)                 0.81%       0.25%       0.06%        1.12%         (0.00%)        1.12%
----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENT VIT FUNDS - CLASS A
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund (5)            0.45%        N/A        0.47%        0.92%         (0.27%)        0.65%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund (6)                0.20%        N/A        0.12%        0.32%         (0.02%)        0.30%
----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio (7)                             0.80%        N/A        0.49%        1.29%            --            --9
----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty (8)                             1.00%        N/A        0.55%        1.55%         (0.10%)        1.45%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       1.24%        N/A        0.23%        1.47%         (0.00%)        1.47%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                        0.95%        N/A        0.23%        1.18%         (0.00%)        1.18%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        0.94%        N/A        0.11%        1.05%         (0.00%)        1.05%
----------------------------------------------------------------------------------------------------------------------------------

(1)  The fund has voluntarily agreed to waive the service fee.
(2) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(3) The advisor has contractually agreed (for an indefinite period of time) to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the fund's Board of Trustees and an exemptive order by the SEC. After such reductions, the management fees are .59% for the Mutual Shares Securities Fund, .68% for the Templeton Foreign Securities Fund and .60% for the Templeton Global Asset Allocation Fund.
(4) The fund administration fee is paid indirectly through the investment management fee.
(5) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of .65% of the average daily net assets until April 30, 2005.
(6) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of .30% of the average daily net assets until April 30, 2005.
(7) The advisor has agreed to reduce fees payable to it and to reimburse expenses of the portfolio in excess of 1.15% (excluding interest and extraordinary expenses).
(8) The advisor has contractually agreed to limit net annual fund expenses to 1.45% of the series' average net assets until April 30, 2004.
(9) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.


   Series                                                      Reimbursements & Waivers        Net Annual Fund Expenses
   ------                                                      ------------------------        ------------------------
   Federated Fund for U.S. Government Securities II                   (0.25%)                           0.72%
   Federated High Income Bond Fund II - Primary Shares                (0.25%)                           0.77%
   VIP Contrafund(R) Portfolio                                        (0.04%)                           0.74%
   VIP Growth Opportunities Portfolio                                 (0.03%)                           0.77%
   VIP Growth Portfolio                                               (0.06%)                           0.71%
   Technology Portfolio                                               (0.14%)                           1.15%

                  (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

PHOENIX LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------
Phoenix Life Insurance Company is a New York stock life insurance company, and is a wholly owned subsidiary of The Phoenix Companies, Inc., a Delaware corporation. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive office is at One American Row in Hartford, Connecticut and our statutory home office is at 10 Krey Boulevard in East Greenbush, New York.

Throughout this prospectus we will refer to Phoenix Life Insurance Company as "Phoenix" and in the first person (i.e. as "we", "us", "our").


THE PHOENIX LIFE VARIABLE UNIVERSAL LIFE
ACCOUNT (THE "ACCOUNT")
--------------------------------------------------------------------------------
We established the Account as a separate account of Phoenix on June 17, 1985 in accordance with New York law. The Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the Account's management, investment practices or policies, nor those of Phoenix.

The Account is divided into subaccounts, each of which is available for allocation of policy value. We determine the value of each subaccount's shares at the end of every business day that the New York Stock Exchange is open. Each subaccount will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page 1 of this prospectus. Each portfolio's investment type is given in Appendix A.

Phoenix does not guarantee the investment performance of the Account nor of any of its subaccounts. The policy value allocated to the Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Account.

We reserve the right to add, remove, modify, or substitute for, portfolios in which the Account invests.

PERFORMANCE HISTORY
We may choose to include performance history of the subaccounts or the underlying portfolios in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance and is not an indication of future performance.


VOTING RIGHTS
-------------------------------------------------------------------------------
We legally own all fund shares held by the subaccounts. We vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the subaccounts. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each subaccount in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount.

We will send you proxy material, reports and other materials relevant to the subaccounts in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

1) the election of the fund's Trustees;
2) the ratification of the independent accountants for the fund;
3) approval or amendment of investment advisory agreements;
4) a change in fundamental policies or restrictions of the series; and
5) any other matters requiring a shareholder vote.

You may obtain any available fund's prospectus by contacting Us at our COLI Administration Unit at the address and telephone number given on page 1.

THE GUARANTEED INTEREST ACCOUNT
In addition to the Account, you may allocate premiums or transfer values to the Guaranteed Interest Account. Amounts you allocate to the Guaranteed Interest Account are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

We reserve the right to limit total deposits and transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy.

You may make transfers into the Guaranteed Interest Account at any time. In general, you may make only one transfer per year from the Guaranteed Interest Account. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the Guaranteed Interest Account as of the date of the transfer. You may transfer the total value out of the Guaranteed Interest Account to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond]  First Year:     25% of the total value
[diamond]  Second Year:    33% of remaining value
[diamond]  Third Year:     50% of remaining value
[diamond]  Fourth Year:    100% of remaining value

Transfers from the Guaranteed Interest Account may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the Securities and Exchange Commission has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.


CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL
Charges affect your policy value and the amount you may receive from your policy.

We make deductions to compensate us for our various expenses in selling, maintaining, underwriting and issuing the policy and guaranteeing the insurance benefits.

CHARGES DEDUCTED FROM PREMIUM PAYMENTS

SALES CHARGE

We deduct a charge from each premium payment to the policy that we use to reimburse the Company for a variety of expenses we incur in selling and distributing the policy (e.g., commissions, advertising and printing). We currently do not deduct a sales charge from premiums that are in excess of the Target Premium for the policy for a policy year. The Target Premium will be disclosed before we issue the policy, and will depend on age, gender and risk classification, the type of underwriting and the policy face amount.


STATE PREMIUM TAX CHARGE
States assess premium taxes at various rates. We deduct the applicable state rate from each premium to cover the cost of the premium taxes we must pay the state. The states currently assess charges ranging from 0.80% to 3.50% of premiums. We may increase or decrease the charge we take from your premium payments if your state's rate changes, or if you change your state of residence. We currently do not deduct this charge from premiums that are in excess of the target premium for the policy for a policy year.

DEFERRED ACQUISITION COST TAX CHARGE
We deduct a charge of 1.5% from each premium payment to the policy to reimburse the Company for our liability under Internal Revenue Code Section 848. We currently do not deduct this charge from premiums that are in excess of the target premium for the policy for a policy year.


PERIODIC CHARGES


MONTHLY CHARGES
We make monthly deductions on each monthly calculation day from your policy value according to your specified allocation schedule. You initially choose this schedule in your application, but can change it later. Should any of the investment options on your schedule become depleted, we will proportionally increase the deduction from the remaining investment options.

[diamond]  ADMINISTRATIVE CHARGE. We assess this monthly charge as compensation for the expenses we incur in administering your policy. This charge reimburses us for such services as billing and collections, monthly processing, updating daily values and communicating with policyholders.

           We currently charge each policy $5 per month, but reserve the right to charge up to $10 per month. The maximum we will ever charge for a policy issued in the state of New York is $7.50 per month.

[diamond]  COST OF INSURANCE. We determine this charge by multiplying the appropriate cost of insurance rate by the net amount at risk. The net amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on the insured person's gender, attained age, underwriting type and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

           We base the actual monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 1980 Commissioners Standard Ordinary ("CSO") Mortality Table.

           We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age, underwriting type and risk class whose policies have been in force for the same length of time. We currently insure lives as either standard risk class or a risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. Lives in the standard risk classes will have a lower cost of insurance for otherwise identical policies, than lives in the higher mortality risk classes. Nonsmokers will generally incur a lower cost of insurance than will similarly situated smokers.

           The type of underwriting chosen for your policy could have an effect on the cost of insurance rate applied to your policy.

[diamond]  MORTALITY AND EXPENSE RISK CHARGE. We assume a mortality risk that, as a whole, the people we insure may die sooner than expected. We would then pay greater total death benefits than we had expected.

           We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

           We also assume other risks associated with issuing the policies, such as incurring greater than expected costs incurred due to policy loans.

           If our policy-related expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

           Your policy will pay a mortality and expense risk charge equal to a percentage of the subaccount value on each monthly calculation day. Currently, during the first ten years, the rate will be equal to 0.40% annually. Beginning in policy year 11, the rate will be equal to 0.25% annually. We reserve the right to increase the mortality and expense risk charges up to a Guaranteed Maximum rate of 0.90% on an annual basis during all policy years.

           We do not collect the mortality and expense risk charge on amounts held in the Guaranteed Interest Account.

[diamond]  COST OF OPTIONAL INSURANCE FEATURES (RIDERS). Some of the available rider benefits you may choose incur an additional monthly charge. These options are available only if approved in your state.

           The Corporate Edge policy has two riders available at no additional charge:


           o Exchange of Insured

           o Cash Surrender Value Enhancement Benefit

           We charge for providing benefits under the following rider:

           o Flexible Term Insurance. We charge the applicable cost of insurance rates for the "net amount at risk" attributable to the rider's face amount.


[diamond] LOAN INTEREST CHARGED. We charge your policy for outstanding loans at the rates illustrated in the tables below until the policy anniversary nearest the insured person's 65th birthday. The loan interest rate in effect after the policy anniversary nearest the insured's 65th birthday is 2.25% (4.25% for New York and New Jersey).

          As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account. The difference is to compensate us for costs associated with administering the loans.

---------------------------------------------------------------
                                         RATE WE CREDIT THE
                                        LOANED PORTION OF THE
               LOAN INTEREST RATE        GUARANTEED INTEREST
                      CHARGED                  ACCOUNT
------------- ------------------------ ------------------------
                   MOST
                 STATES
 POLICY          CURRENT    GUARANTEED   CURRENT    GUARANTEED
 YEARS            RATES       MAXIMUM     RATES      MAXIMUM
------------- ----------- ------------ ------------ -----------
 1-10            2.75%        4.75%         2%           4%
------------- ----------- ------------ ------------ -----------
 11-16           2.50%        4.50%         2%           4%
------------- ----------- ------------ ------------ -----------
 16+             2.25%        4.25%         2%           4%
---------------------------------------------------------------


Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.


CONDITIONAL CHARGES
We impose some other charges only if certain events occur:

[diamond]  PARTIAL SURRENDER CHARGE. We do not currently charge for partial surrenders, but we reserve the right to deduct up to 2% of the partial surrender amount up to a maximum of $25. We would begin to impose this charge if necessary to offset the costs associated with processing partial surrenders.

[diamond]  TRANSFER CHARGE. Currently we do not charge for transfers between subaccounts, however we reserve the right to charge up to $10 for each transfer in excess of two each calendar year.

OTHER CHARGES
[diamond]  OTHER TAX CHARGES. Currently no charge is made to the Account for federal income taxes that may be attributable to the Account. We may, however, make such a charge in the future for these or any other taxes attributable to the Account.

[diamond]  FUND CHARGES. As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series. We provide a table of these charges in Appendix A.

           These fund charges and other expenses are described more fully in the accompanying fund prospectuses.

CHARGE REDUCTIONS
We may reduce or eliminate charges we normally assess if we expect that the size or nature of a policy will lower our costs associated with the policy.

THE POLICY
-------------------------------------------------------------------------------

CONTRACT RIGHTS: OWNER, INSURED, AND BENEFICIARY

OWNER
The owner is the person who applies for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your", in this prospectus, we are referring to the owner.

INSURED
The insured is the person on whose life the policy is issued. You name this person in the application for the policy. The person to be insured must be at least 18 years old. The maximum ages we insure are:

[diamond]  85 for policies with full Underwriting;
[diamond] 70 for policies with Simplified Issue Underwriting; and [diamond] 64 for policies with Guaranteed Issue Underwriting.

We may require that you provide evidence that the person to be insured is insurable. This could require a medical examination.

BENEFICIARY
The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and secondary. These classes will set the order of payment.

Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to our Phoenix COLI Customer Service Center. Generally, the change will take effect as of the date your request is signed.

If no beneficiary is living when the person insured dies we will pay you the death benefit, unless you have given us other instructions; or, if you are no longer living, we will pay the death benefit to your estate.

CONTRACT LIMITATIONS

ASSIGNMENT
You may assign the policy. We will not be bound by such assignment until we receive a written copy of the assignment, nor will we be liable for any payment we make before then. We assume no responsibility for determining whether an assignment is valid.

PURCHASING A POLICY

UNDERWRITING PROCEDURES
We base our rates on the insured person's gender, attained age, underwriting type and risk class. We also consider the duration, or how long the policy has been in force. We may require certain medical information in order to determine the risk class of the person to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

The type of underwriting we provide for the case for which your policy is a part, could have an effect on the cost of insurance rates we assess on a policy. The types of underwriting we offer for these policies are:

[diamond]  Full Underwriting;
[diamond]  Simplified Issue Underwriting;
[diamond]  Guaranteed Issue Underwriting.

We retain the right to refuse to process your application within seven days after we receive it. We retain the right to decline to issue your policy even if we have approved your application for processing. We will accept payment at the time the policy is issued.

ELIGIBLE PURCHASERS
You may purchase a policy on the life of any person provided you have an insurable interest in the life to be insured and the consent of the person to be insured.

MINIMUM DEATH BENEFIT
The policy has a minimum death benefit in order to qualify as life insurance under current federal tax law.

You must choose between the two methods used to determine the minimum death benefit when you purchase the policy. Your choice is irrevocable:
1) The Cash Value Accumulation Test determines the minimum death benefit by multiplying the policy value by the minimum death benefit percentage. The percentages depend on age and gender.

2) The Guideline Premium Test determines the minimum death benefit as a percentage of policy value, but the percentage varies only with age.

MINIMUM ISSUE PREMIUM
We require a minimum premium, on a case basis of $100,000.

PREMIUM PAYMENTS
Executive Benefit - VUL is a flexible premium variable universal life insurance policy. It has a death benefit, cash surrender value and a loan privilege, as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you may allocate policy value to one or more subaccounts of the Account or the Guaranteed Interest Account. Each subaccount of the Account, in turn, invests its assets exclusively in a portfolio of a fund. The policy value varies according to the investment performance of the investment portfolio to which policy value has been allocated.

The issue premium is due on the policy date. The insured must be alive when the issue premium is paid. You should deliver the issue premium payment to your registered representative, who will forward it to our underwriting department.

We will generally allocate the issue premium, less applicable charges, according to your instructions.

We reduce premium payments by the sales charge, state premium tax charge and deferred acquisition tax charge before we apply them to your policy. We will apply this net premium among your chosen investment options. We will buy any subaccount units at the subaccount unit values next calculated after we receive the premium. We establish maximum premium limits and may change them from time to time. You may make additional premium payments at any time. The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $100. You should send additional premium payments to:

      VUL COLI UNIT
      PO BOX 22012
      ALBANY, NY 12201-2012

The policy will have a total premium limit determined by the definition of life insurance test chosen in the application. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 3%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each subaccount or the Guaranteed Interest Account will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

POLICY REFUND
Should you elect to return your policy under your right to cancel we will treat your policy as if we had never issued it. We will return the sum of the following as of the date we receive the returned policy:

1)  the current policy value less any unpaid loans and loan interest; plus

2) any monthly deductions, partial surrender fees and other charges made under the policy.

We retain the right to decline to process an application within 7 days of our receipt of the completed application for insurance. Even if we have approved the application for processing, we retain the right to decline to issue the policy.


GENERAL
-------------------------------------------------------------------------------

POSTPONEMENT OF PAYMENTS
We may postpone payment of surrenders, partial withdrawals, policy loan or death benefits in excess of the initial face amount under any of the following circumstances:

[diamond]  We may postpone for up to six months, payment for any transaction that depends on the value of the Guaranteed Interest Account.

[diamond]  We may postpone payment whenever the NYSE is closed other than for customary weekend and holiday closings or trading on the NYSE is restricted; or

[diamond]  When the SEC decides an emergency exists and the sale of securities or the determination of the value of securities in the Account is not reasonably practicable.

Transfers also may be postponed under these circumstances.

OPTIONAL INSURANCE BENEFITS (RIDERS)
You may elect additional benefits by selecting available riders under a policy. You may cancel these riders at any time. We may deduct a charge for each additional rider you choose. If you choose any of these riders, we will provide more details in the form of a rider attached to the policy. The following riders are currently available (if approved in your state). We may make additional riders available in future.

[diamond]  Cash Surrender Value Enhancement Benefit Rider: This rider can provide enhanced cash surrender values upon certain early duration surrenders and replaces the refund of sales charge.

[diamond]  Exchange of Insured Rider: This rider allows you to change the person insured by the policy. Subsequent charges for the policy will then be based on the new person insured by the policy. The policy's incontestability and suicide exclusion periods will begin anew from the date of the change.

           You will be required to pay an exchange adjustment if the value of the policy prior to the exchange is insufficient to provide a positive value following the exchange.

           Should the policy value be large enough to cause the death benefit to exceed the limitations for the new policy, we will use the excess policy value to reduce any outstanding loans, or return the excess in cash.

           You may be required to pay back a portion of any outstanding loans in order that the loan value of the new policy is within our set limits.

           Such a policy exchange does not qualify for tax deferral, therefore, you will be liable for taxes on any previously unrecognized gains in the policy.

[diamond]  Flexible Term Insurance Rider: This Rider allows you to purchase additional term insurance on the person insured under the policy. The term insurance face amount may not exceed 10 times the initial base policy face amount. This rider is only available to those under the age of 100. We charge the applicable cost of insurance rates for the "net amount at risk" which is attributable to the rider's face amount.

REQUESTS FOR DECREASE IN FACE AMOUNT
You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least $10,000 and the face amount remaining after the decrease must be at least $50,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request.

A decrease in face amount generally decreases the death benefit. A decrease in the death benefit could result in certain income tax consequences.

PARTIAL SURRENDER AND DECREASES IN FACE AMOUNT: EFFECT ON
DEATH BENEFIT
A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, a partial surrender charge may be deducted from the policy value based on the amount of the decrease or partial surrender. A decrease in face amount reduces the death benefit on the next monthly calculation day. A partial surrender reduces the death benefit immediately. A decrease in the death benefit may have tax consequences.

INCREASES IN FACE AMOUNT
You may request that we increase the face amount of your policy after the first policy anniversary. You must make your request in writing and provide evidence of insurability.

We generally require a minimum increase of $25,000. The increase takes effect on the next policy anniversary.

We will increase the monthly cost of insurance deductions as a result of a face amount increase. Therefore, your cash surrender value must be sufficient to pay the monthly deduction or we will require an additional premium.

You will have a right to cancel the requested increase in face amount within the 45 days following the increase and you will receive a refund of the increased cost of insurance charges.

We provide some information regarding possible implications of a material change in the policy resulting from a face amount increase in the Statement of Additional Information.


SURRENDERS
You may take a full or partial surrender of your policy at any time as long as the insured person is living and the policy is in force. The amount available for a full surrender will be the cash surrender value at the end of the valuation period during which we receive the surrender request. The cash surrender value will be the policy value reduced by any charges due and the amount of any outstanding loans plus any additional amounts provided under the Refund of Sales Charges feature or by rider. We do not assess a surrender charge.

In order to request a full or partial surrender you must send a written request in a form satisfactory to us at our Phoenix COLI Customer Service Center. We may also require you to submit your policy. A full or partial surrender will be effective as of the date we receive your written request, in good order.

We generally pay a surrendered amount within 7 days of receiving your written request in good order. You may choose to receive a surrendered amount in a lump sum or you may apply it to any of our available payment options. We may postpone surrender payments under certain circumstances.

PARTIAL SURRENDERS
You may receive a part of the policy's cash surrender value by requesting a partial surrender of the policy. The amount available for partial surrenders is the policy value reduced by the amount of any outstanding loans and further reduced by any charges due. You must submit a written request to our Phoenix COLI Customer Service Center. We may require you to return your policy before we make payment. A partial surrender will be effective on the date we receive your written request and the returned policy, if required. We reserve the right to charge a fee of up to 2% of the partial surrender amount up to a maximum of $25.

We do not normally permit partial surrenders of less than $500. We may require you to surrender the entire value allocated to an investment option if the partial surrender would result in a value below $500 in that investment option.

You may choose in what proportions we deduct the partial surrender amount from among your investment options. If you do not choose we will make the deductions in the same manner as for monthly deductions.

We will reduce your policy's cash value by the partial surrender amount paid and the partial surrender fee, if deducted.

DEATH BENEFIT
You choose your Death Benefit Option when you apply for your policy. You are permitted to change between Death Benefit Option 1 and Death Benefit Option 2. You may not change to or from Death Benefit Option 3.

-------------------------------------------------------------------
                            VALUE WE APPLY TO PAYMENT OPTION
-------------------------- ----------------------------------------
                            The greater of (a) or (b) where:
DEATH BENEFIT OPTION 1      (a) is the policy's face amount; and
                            (b) is the minimum death benefit
                                in effect on the date of death.
-------------------------- ---------------------------------------
                            The greater of (a) or (b), where:
                            (a) is equal to the policy's face
                                amount on the date of death
DEATH BENEFIT OPTION 2          plus the policy value; and
                            (b) is the minimum death benefit
                                in effect on the date of death.
-------------------------- ---------------------------------------
                            The greater of (a), (b), or (c),
                            where:
                            (a) is equal to the policy's face
                                amount as of the date of death
                                plus the sum of all premiums
DEATH BENEFIT OPTION 3          minus withdrawals,
                            (b) is equal to the policy's face
                                amount on the date of death;
                                and
                            (c) is the minimum death benefit
                                in effect on the date of death.
------------------------------------------------------------------

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------

SURRENDER AND DEATH BENEFIT PROCEEDS
We will process death benefits and full or partial surrenders at unit values next computed after we receive the written request for surrender or due proof of death, provided the request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within 7 days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated in order to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry.

You may elect a payment option for payment of the death proceeds to the beneficiary. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

The minimum amount of surrender or death proceeds that may be applied under any payment option is $1,000.

If you assigned the policy as collateral security, we will pay any amount due the assignee in one lump sum. We will then pay any remaining proceeds under the selected payment option.

PAYMENT AMOUNT
We will make a death benefit payment based on the death benefit option in effect at the time. The amount available for a full surrender or as a death benefit is the policy value reduced by any outstanding loans and by any charges due plus any additional amounts provided under the Refund of Sales Charges feature or by rider. A partial surrender must be at least $500.

PAYMENT OPTIONS
You may apply all or part of the surrender or death proceeds of a policy under one or more of the following payment options. We may offer other payment options or alternative versions of these options in future. Your policy will have more information about the payment options.

PAYMENT OPTION 1--LUMP SUM
We pay all proceeds as one sum.

PAYMENT OPTION 2--LEFT TO EARN INTEREST
We pay interest on the principal for the beneficiary's lifetime. We guarantee an annual interest rate of at least 3%.

PAYMENT OPTION 3--PAYMENT FOR A SPECIFIC PERIOD
We pay equal installments for a specified period whether the payee lives or dies. We make the first payment on the date of settlement. We guarantee an annual assumed interest rate on the unpaid balance of at least 3%.

PAYMENT OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
We will pay equal installments for the specified period certain, and continue to make payments as long as the payee lives. There is a choice of three specified periods:

[diamond] 10 years; or

[diamond] 20 years; or

[diamond] until the installments paid refund the amount applied under this option.

If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

We use an annual interest rate of 3 3/8% to compute payments for any life annuity with a period certain of less than 20 years. We use an annual interest rate of 3 1/4% to compute payments for any life annuity with a period certain of 20 years or more.

PAYMENT OPTION 5--LIFE ANNUITY
We pay equal installments to the payee for life beginning on the date of settlement. When the payee dies we will make no more payments of any kind. We will use a guaranteed annual interest rate of at least 3 1/2% to compute payments under this option.

PAYMENT OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT
We pay equal installments out of the principal and interest on that principal until the principal remaining is less than the amount of the installment. We then make a final payment of the remaining principal and interest. We pay the first installment on the date of settlement. Payments will include interest on the remaining principal at a guaranteed annual rate of at least 3%. We will credit interest at the end of each year. Should the interest credited at the end of the year exceed the income payments made in the preceding 12 months, we will pay the excess in one sum.

PAYMENT OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR
PERIOD CERTAIN
We pay equal installments beginning on the settlement date for a minimum of ten years continuing thereafter as long as either payee is alive. Should both payees die before the 10-year period certain ends, we will make the remaining payments to their beneficiaries.

The younger payee must be at least 40 years old. We will use a guaranteed annual interest rate of at least 3 3/8% to compute payments under this option.

TRANSFER OF POLICY VALUE


TRANSFERS
You may transfer your policy value among the available investment options and make changes to your premium payment allocations by submitting a written request to our Phoenix COLI Customer Service Center (The appropriate address and telephone number are on page 1.) We will execute a written request the day we receive it.

We do not charge for transfers at this time. However, we reserve the right to charge a fee of $10 for each transfer after your first two transfers in a policy year (after the first 12 transfers in a policy year for policies issued in New
York). Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the free transfer limit.

TRANSFER RESTRICTIONS
We reserve the right to restrict transfers of less than $500 unless either

[diamond] the entire balance in the subaccount or the Guaranteed Interest
          Account is being transferred; or

[diamond] the transfer is part of a Systematic Transfer Program.

We reserve the right to prohibit a transfer to any subaccount if the value of your investment in that subaccount immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Account be transferred if the value of your investment in that subaccount immediately after the transfer would be less than $500.

You may make only one transfer per policy year from the non-loaned portion of the Guaranteed Interest Account unless the transfers are made as part of a Systematic Transfer Program or unless we agree to make an exception to this rule. The amount you may transfer is limited to the greater of $1,000 or 25% of the value of the non-loaned portion of the Guaranteed Interest Account. You may transfer policy value into the Guaranteed Interest Account at anytime.

We reserve the right to limit the number of subaccounts you may invest in to a total of 18 at any one time or over the life of the policy. We may limit you to fewer than 18 if federal or state law requires us to do so.


Excessive transfers between subaccounts could adversely affect series performance. We therefore reserve the right to terminate your transfer privileges. We also reserve the right to reject any specific request that we feel is part of a market-timing pattern. We may reject requests for more than one exchange out of a subaccount within a 30-day period. We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and Phoenix have entered into a third-party transfer service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.

SYSTEMATIC TRANSFER PROGRAMS
You may elect a systematic transfer program that we offer under the policy. We reserve the right to change, eliminate or add optional programs subject to applicable laws.

We base transfers under a Systematic Transfer Program on the subaccount values on the first day of the month following our receipt of your transfer request. Should the first day of the month fall on a holiday or weekend, we will process the transfer on the next business day. You may have only one program in effect at a time.

DOLLAR COST AVERAGING PROGRAM: Dollar Cost Averaging periodically transfers policy value from one of the subaccounts or from the Guaranteed Interest Account (a "source account") to one or several of the available subaccounts ("target subaccounts"). You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:

[diamond] $25 monthly                     [diamond] $150 semiannually

[diamond] $75 quarterly                   [diamond] $300 annually

You must have at least $1,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the Program. Transfers must be made in approximately equal amounts over a minimum of 18 months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.

You may start or discontinue this program at any time by submitting a written request to the Phoenix COLI customer service center (see page 1). Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. The Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect. We do not charge for this program.

ASSET REBALANCING PROGRAM: Under this program, we transfer policy value among the subaccounts to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semiannually or annually. We do not permit transfers to or from the Guaranteed Interest Account.

You may start or discontinue this program at any time by submitting a written request to the Phoenix COLI customer service center (see page 1). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. We do not charge for this program.


POLICY LOANS
You may generally borrow up to 90% of your policy value less any outstanding debt. We will count any outstanding loans and loan interest toward that 90% limit. We do not generally allow loans of less than $500.

Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas non-loaned policy value varies with the investment performance of the chosen subaccounts or at the rate we credit the non-loaned portion of the Guaranteed Interest Account. Loans can also reduce your policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The policy's cash value available for withdrawal is also reduced by the amount of any outstanding loans and loan interest.


When you take a loan, we will take an amount equal to the loan from your investment options as collateral and deposit it to the "loaned portion" of the Guaranteed Interest Account. You may instruct us how to withdraw policy value from your investment options for deposit to the loaned portion of the Guaranteed Interest Account. If you do not instruct us, we will make the withdrawal in the same manner as for monthly deductions.

We charge interest on the loan at the annual rates given below until the policy anniversary nearest the insured's 65th birthday, compounded daily and payable in arrears:

---------------------------------------------------------------
                                          RATE WE CREDIT THE
                                        LOANED PORTION OF THE
                 LOAN INTEREST RATE      GUARANTEED INTEREST
                      CHARGED                  ACCOUNT
------------- ------------------------ ------------------------
POLICY          CURRENT     GUARANTEED   CURRENT    GUARANTEED
YEARS            RATES       MAXIMUM      RATES      MAXIMUM
------------- ----------- ------------ ------------ -----------
1-10            2.75%        4.75%         2%           4%
------------- ----------- ------------ ------------ -----------
11-16           2.50%        4.50%         2%           4%
------------- ----------- ------------ ------------ -----------
16+             2.25%        4.25%         2%           4%
---------------------------------------------------------------

The loan interest rate in effect after the policy anniversary nearest the insured's 65th birthday is 2.25%.

At the end of each policy year, all interest due will be treated as a new loan and will be offset by a transfer from your subaccounts and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.

We credit the loaned portion of the Guaranteed Interest Account with interest at an effective annual rate of 2%, compounded daily and payable in arrears. At the end of each policy year, or when you repay a loan, the interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the non-loaned portion of the Guaranteed Interest Account.

You may repay a loan at any time as long as the policy is in force and at least one insured person is living. We apply loan repayments first to pay any outstanding loan interest. We then apply any remaining amount to reduce the loaned portion of the Guaranteed Interest Account and correspondingly increase the non-loaned portion of the Guaranteed Interest Account. If you make a loan repayment that exceeds the remaining loan interest and loan balance, we will treat the excess as a premium payment.

We will use any loan repayment we receive during a grace period first to pay any overdue monthly deductions. We will then apply any remaining balance to reduce loan interest and any loans.

We will apply any payment we receive while you have outstanding loans to reduce loan interest and the loans, unless you designate it as a premium payment.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless your policy's cash surrender value becomes insufficient to maintain the policy in force.

The proceeds of policy loans may be subject to federal income tax under some circumstances.


A policy loan will have a permanent effect on the policy value because the investment results of the loaned portion of the Guaranteed Interest Account will differ from that of investment options. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. Outstanding loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.


LAPSE
Payment of the issue premium, no matter how large or the payment of additional premiums will not guarantee the policy will remain in force. If you take a partial surrender or a policy loan, it could negatively affect the policy value, and therefore increase the risk of policy lapse.

If, on any monthly calculation day, the policy value, less any outstanding debt, is less than the monthly deduction, we will allow a grace period of 61 days during which you must pay an amount equal to 3 times the required monthly deduction to prevent the policy from lapse.

If you fail to make the required payment before the 61-day grace period ends, the policy will lapse and expire without value. We will mail you notice at least 30 days before any potential lapse will occur.

The policy will remain in force during the grace period however, we will not permit any subaccount transfers, loans, full or partial surrenders. We apply any premium payment we receive during the grace period, less the premium expense charge, to first pay any monthly deductions due during the grace period. We will apply any excess premium according to your current premium allocation schedule.

The death benefit during the grace period is equal to the death benefit immediately before the grace period begins.


FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following is a brief summary of our interpretation of federal tax treatment of amounts accumulated under and distributed from the policy. We give a more complete discussion in the Statement of Additional Information ("SAI") which is incorporated into this prospectus by reference. You can get a copy of the SAI free of charge: see the back cover of this prospectus. We make no attempt to address estate and inheritance taxes, or any state, local or other tax laws. Consult your income tax advisor for more thorough information on federal and state income taxes. We refer to Internal Revenue Code of 1986, as amended, as the "Code."

We suggest you consult with your tax advisor in advance of making a decrease in death benefits, or a full or partial surrender of your policy.

MODIFIED ENDOWMENT CONTRACTS

GENERAL
You will be taxed on loans and payments from a modified endowment contract on the portion of the amount received that is considered income, or gain in contract value. This policy can be a modified endowment contract if it fails to meet what is known as "the 7-pay test." This test compares your policy to a hypothetical life insurance policy of identical face amount which requires 7 equal annual premiums to be "fully paid-up," continuing to provide a level death benefit without the need for any further premiums. A policy becomes a modified endowment contract if, at any time during the first 7 years, the total premiums paid into the policy exceed the total premiums that you would have paid into the hypothetical policy.

Amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions for taxpayers who are age
59 1/2 or older, disabled or taken as part of a periodic payment plan for the life expectancy of the beneficiary or beneficiaries.

FULL SURRENDER
You can be taxed on the amount of a full surrender that exceeds the amount of premiums you paid. You may be liable for an additional 10% "penalty tax" if the policy is a modified endowment contract.

PARTIAL SURRENDER
Partial surrenders from a modified endowment contract are fully taxable to the extent of income (gain) in the policy and may be subject to an additional 10% tax. If the policy is not a modified endowment contract, partial surrenders still may be taxable.

LOANS
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax.

BUSINESS-OWNED POLICIES
If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the people insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements of Phoenix Life Variable Universal Life Account (Phoenix Executive Benefit - VUL) at December 31, 2002 and the results of their operations and the changes in their net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company at December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page 1. The consolidated financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Account or on Guaranteed Interest Account rates that we credit during a guarantee period.

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------

INVESTMENT TYPE



------------------------------------------------------------------------------------------------------------------------------
                                                                                 Investment Type

                                                ------------------------------------------------------------------------------
                                                  Bond  Domestic  Domestic  Domestic   Growth         International   Money
                    Series                               Blend     Growth    Value    & Income  Index     Growth      Market
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                                                             |X|
Phoenix-AIM Mid-Cap Equity                                |X|
Phoenix-Alliance/Bernstein Enhanced Index                                                        |X|
Phoenix-Alliance/Bernstein Growth + Value                           |X|       |X|
Phoenix-Duff & Phelps Real Estate Securities                                             |X|
Phoenix-Engemann Capital Growth                                     |X|
Phoenix-Engemann Small & Mid-Cap Growth                             |X|
Phoenix-Goodwin Money Market                                                                                           |X|
Phoenix-Goodwin Multi-Sector Fixed Income         |X|
Phoenix-Hollister Value Equity                                                |X|
Phoenix-Janus Flexible Income                     |X|
Phoenix-Kayne Large-Cap Core                              |X|
Phoenix-Kayne Small-Cap Quality Value                                         |X|
Phoenix-Lazard International Equity Select                                                                 |X|
Phoenix-Lazard Small-Cap Value                                                |X|
Phoenix-Lazard U.S. Multi-Cap                                                 |X|
Phoenix-Lord Abbett Bond-Debenture                |X|
Phoenix-Lord Abbett Large-Cap Value                                           |X|
Phoenix-Lord Abbett Mid-Cap Value                                             |X|
Phoenix-MFS Investors Growth Stock                                  |X|
Phoenix-MFS Investors Trust                                                              |X|
Phoenix-MFS Value                                                             |X|
Phoenix-Northern Dow 30                                                                          |X|
Phoenix-Northern Nasdaq-100 Index(R)                                                             |X|
Phoenix-Oakhurst Growth and Income                                                       |X|
Phoenix-Oakhurst Strategic Allocation                                                    |X|
Phoenix-Sanford Bernstein Global Value                                                                     |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                       |X|
Phoenix-Sanford Bernstein Small-Cap Value                                     |X|
Phoenix-Seneca Mid-Cap Growth                                       |X|
Phoenix-Seneca Strategic Theme                                      |X|
Phoenix-State Street Research Small-Cap Growth                      |X|
AIM V.I. Capital Appreciation Fund                                  |X|
AIM V.I. Premier Equity Fund                              |X|
Alger American Leveraged AllCap Portfolio                           |X|
Federated Fund for U.S. Government Securities II  |X|
Federated High Income Bond Fund II                |X|
VIP Contrafund(R) Portfolio                                         |X|
VIP Growth Opportunities Portfolio                                  |X|
VIP Growth Portfolio                                                |X|
Mutual Shares Securities Fund                                                            |X|
Templeton Developing Markets Securities Fund                                                               |X|
Templeton Foreign Securities Fund                                                                          |X|
Templeton Global Asset Allocation Fund                                                                     |X|
Templeton Growth Securities Fund                                                                           |X|
Scudder VIT EAFE(R) Equity Index Fund                                                            |X|
Scudder VIT Equity 500 Index Fund                                                                |X|
Technology Portfolio                                                |X|
Wanger Foreign Forty                                                                                       |X|
Wanger International Small Cap                                                                             |X|
Wanger Twenty                                                       |X|
Wanger U.S. Smaller Companies                                       |X|
------------------------------------------------------------------------------------------------------------------------------


INVESTMENT ADVISORS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Advisors
                                            ---------------------------------------------------------------------------------------
                                              Phoenix    Phoenix   Duff & Phelps                Fred       Deutsche    Federated
                                             Investment  Variable   Investment       AIM        Alger       Asset      Investment
                                              Counsel,   Advisors,  Management     Advisors,  Management, Management,  Management
        Series                                  Inc.       Inc.        Co.           Inc.        Inc.        Inc.       Company
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                   |X|
Phoenix-AIM Mid-Cap Equity                                 |X|
Phoenix-Alliance/Bernstein Enhanced Index                  |X|
Phoenix-Alliance/Bernstein Growth + Value                  |X|
Phoenix-Duff & Phelps Real Estate Securities                           |X|
Phoenix-Engemann Capital Growth                  |X|

Phoenix-Engemann Small & Mid-Cap Growth          |X|

Phoenix-Goodwin Money Market                     |X|
Phoenix-Goodwin Multi-Sector Fixed Income        |X|
Phoenix-Hollister Value Equity                   |X|
Phoenix-Janus Flexible Income                              |X|
Phoenix-Kayne Large-Cap Core                     |X|
Phoenix-Kayne Small-Cap Quality Value            |X|
Phoenix-Lazard International Equity Select                 |X|
Phoenix-Lazard Small-Cap Value                             |X|
Phoenix-Lazard U.S. Multi-Cap                              |X|
Phoenix-Lord Abbett Bond-Debenture                         |X|
Phoenix-Lord Abbett Large-Cap Value                        |X|
Phoenix-Lord Abbett Mid-Cap Value                          |X|
Phoenix-MFS Investors Growth Stock                         |X|
Phoenix-MFS Investors Trust                                |X|
Phoenix-MFS Value                                          |X|
Phoenix-Northern Dow 30                                    |X|
Phoenix-Northern Nasdaq-100 Index(R)                       |X|
Phoenix-Oakhurst Growth and Income               |X|
Phoenix-Oakhurst Strategic Allocation            |X|
Phoenix-Sanford Bernstein Global Value                     |X|
Phoenix-Sanford Bernstein Mid-Cap Value                    |X|
Phoenix-Sanford Bernstein Small-Cap Value                  |X|
Phoenix-Seneca Mid-Cap Growth                    |X|
Phoenix-Seneca Strategic Theme                   |X|
Phoenix-State Street Research Small-Cap Growth             |X|
AIM V.I. Capital Appreciation Fund                                                   |X|
AIM V.I. Premier Equity Fund                                                         |X|
Alger American Leveraged AllCap Portfolio                                                        |X|
Federated Fund for U.S. Government Securities II                                                                          |X|
Federated High Income Bond Fund II                                                                                        |X|
VIP Contrafund(R) Portfolio
VIP Growth Opportunities Portfolio
VIP Growth Portfolio
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Global Asset Allocation Fund
Templeton Growth Securities Fund
Scudder VIT EAFE(R) Equity Index Fund                                                                        |X|
Scudder VIT Equity 500 Index Fund                                                                            |X|
Technology Portfolio
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Smaller Companies
-----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Advisors
                                            ---------------------------------------------------------------------------------------
                                                                       Morgan
                                              Fidelity     Franklin    Stanley     Templeton    Templeton  Templeton    Wanger
                                             Management     Mutual    Investment     Asset       Global    Investment    Asset
                                            and Research   Advisors,  Management   Management,  Advisors    Counsel,   Management,
                   Series                      Company       LLC         Inc.        Ltd.        Limited      Inc.        L.P.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Duff & Phelps Real Estate Securities
Phoenix-Engemann Capital Growth

Phoenix-Engemann Small & Mid-Cap Growth

Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income
Phoenix-Hollister Value Equity
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Oakhurst Growth & Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
AIM V.I. Capital Appreciation Fund
AIM V.I. Premier Equity Fund
Alger American Leveraged AllCap Portfolio
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
VIP Contrafund(R) Portfolio                      |X|
VIP Growth Opportunities Portfolio               |X|
VIP Growth Portfolio                             |X|
Mutual Shares Securities Fund                              |X|
Templeton Developing Markets Securities Fund                                          |X|
Templeton Foreign Securities Fund                                                                             |X|
Templeton Global Asset Allocation Fund                                                                        |X|
Templeton Growth Securities Fund                                                                 |X|
Scudder VIT EAFE(R) Equity Index Fund
Scudder VIT Equity 500 Index Fund
Technology Portfolio                                                   |X|
Wanger Foreign Forty                                                                                                      |X|
Wanger International Small Cap                                                                                            |X|
Wanger Twenty                                                                                                             |X|
Wanger U.S. Smaller Companies                                                                                             |X|
-----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT SUBADVISORS

----------------------------------------------------------------------------------------------------------------------------------
                                                                                   Subadvisors
                                            --------------------------------------------------------------------------------------

                                                                                               Kayne
                                                                                              Anderson
                                             Aberdeen      AIM        Alliance      Janus      Rudnick      Lazard       Lord,
                                               Fund      Capital      Capital      Capital    Investment     Asset       Abbett
                                             Managers,  Management,  Management,  Management  Management,  Management     & Co.
           Series                              Inc.        Inc.         L.P.         LLC         LLC          LLC          LLC

-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                   |X|
Phoenix-AIM Mid-Cap Equity                                 |X|
Phoenix-Alliance/Bernstein Enhanced Index                              |X|
Phoenix-Alliance/Bernstein Growth + Value                              |X|
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Janus Flexible Income                                                        |X|
Phoenix-Kayne Large-Cap Core                                                                     |X|
Phoenix-Kayne Small-Cap Quality Value                                                            |X|
Phoenix-Lazard International Equity Select                                                                   |X|
Phoenix-Lazard Small-Cap Value                                                                               |X|
Phoenix-Lazard U.S. Multi-Cap                                                                                |X|
Phoenix-Lord Abbett Bond-Debenture                                                                                        |X|
Phoenix-Lord Abbett Large-Cap Value                                                                                       |X|
Phoenix-Lord Abbett Mid-Cap Value                                                                                         |X|
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Sanford Bernstein Global Value                                 |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                |X|
Phoenix-Sanford Bernstein Small-Cap Value                              |X|
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth

-----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT SUBADVISORS

-------------------------------------------------------------------------------------------------------------
                                                                       Subadvisors
                                            -----------------------------------------------------------------

                                                                      Roger                     State
                                                        Northern     Engemann     Seneca        Street
                                                MFS       Trust         &         Capital      Research
                                            Investment Investments, Associates,  Management, & Management,
          Series                            Management     Inc.        Inc.         LLC         Company
-------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Engemann Capital Growth                                        |X|
Phoenix-Engemann Small & Mid-Cap Growth                                |X|
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock               |X|
Phoenix-MFS Investors Trust                      |X|
Phoenix-MFS Value                                |X|
Phoenix-Northern Dow 30                                    |X|
Phoenix-Northern Nasdaq-100 Index(R)                       |X|
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth                                                        |X|
Phoenix-Seneca Strategic Theme                                                       |X|
Phoenix-State Street Research Small-Cap Growth                                                   |X|
-------------------------------------------------------------------------------------------------------------

Additional information about Executive Benefit - VUL (the "Policy") and the Phoenix Life Variable Universal Life Account (the "Account") is contained in the Policy's Statement of Additional Information ("SAI") dated May 1, 2003, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.

The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI should be directed in writing to Phoenix COLI Administration Unit, One American Row, Hartford, CT 06102 or by telephone 860.403.6013.

Information about the Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at (202) 942-8090. Reports and other information about the Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, Washington, D.C. 20549-0102.

Phoenix Life Insurance Company

www.phoenixwm.com
V607

Investment Company Act File No. 811-09065

[logo] PHOENIX WEALTH MANAGEMENT(R)

L0134PR2 (C) Phoenix Life Insurance Company        [logo] Printed on recycled paper.           5-03

                                     PART B

================================================================================
                                 CORPORATE EDGE
================================================================================
                                                                     [VERSION A]

          PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT (THE "ACCOUNT")
              ISSUED BY: PHOENIX LIFE INSURANCE COMPANY ("PHOENIX")


STATEMENT OF ADDITIONAL INFORMATION ("SAI")                          MAY 1, 2003

                                  ------------

                   VARIABLE UNIVERSAL LIFE INSURANCE POLICIES


This SAI is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2003. You may obtain a copy of the prospectus without charge by contacting Andesa TPA, Inc. at the address or telephone number below. Defined terms used in the current prospectus are incorporated in this SAI.

                                  ------------

                                TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
Phoenix Life Insurance Company..........................................     2

The Account.............................................................     2

The Policy..............................................................     3

Underwriter.............................................................     3

Performance History.....................................................     3

Federal Income Tax Considerations.......................................     6

Voting Rights...........................................................     9

Safekeeping of the Account's Assets.....................................     9

Sales of Policies.......................................................     9

State Regulation........................................................    10

Reports.................................................................    10

Experts ................................................................    10

Separate Account Financial Statements...................................  SA-1

Company Financial Statements............................................   F-1

                                  ------------

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:              [envelope] ANDESA TPA, INC.
                                                       1605 N Cedar Crest Blvd, Suite 502
                                                                      Allentown, PA 18104
                                                                        Tel. 610.439.5256

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation. Our executive office is at One American Row, Hartford, Connecticut, 06102-5056 and our main administrative office is at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.


THE ACCOUNT
--------------------------------------------------------------------------------
Phoenix established the Account as a separate account under New York insurance law on June 17, 1985. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") under which it meets the definition of a "separate account."

New York law requires all income, gains or losses of the Account be credited to or charged against amounts placed in the Account without regard to the other income, gains and losses of Phoenix. The assets of the Account may not be charged with liabilities arising out of any other business we may conduct. Obligations under the Policies are obligations of Phoenix.

The Account is divided into subaccounts, each of which is available for allocation of policy value. We will determine whether marketing needs and investment conditions warrant the establishment of additional subaccounts, and the extent to which they would be made available to existing policy owners. Each subaccount will invest solely in a single investment portfolio of a fund. Each portfolio has its own specified investment objective.

Phoenix does not guarantee the investment performance of the Account or any of its subaccounts. The policy value allocated to the Account depends on the investment performance of the underlying funds. You, as policy owner, bear the full investment risk for all monies invested in the Account.

REINVESTMENT AND REDEMPTION
All dividend distributions of a fund are automatically reinvested in shares of the fund at their net asset value on the date of distribution; all capital gains distributions of the fund, if any, are likewise reinvested at the net asset value on the record date. Phoenix redeems fund shares at their net asset value to the extent necessary to make payments under the policy.

SUBSTITUTION OF INVESTMENTS
We reserve the right to make additions to, deletions from, or substitutions for the investments held by the Account, subject to compliance with the law as currently applicable or as subsequently changed.

If the shares of any of the portfolios of a fund should no longer be available for investment, or if in our judgment, further investment in shares of any of the portfolios becomes inappropriate, we may substitute shares of another fund for shares already purchased, or to be purchased in the future. No substitution of fund shares held by the Account may take place without prior approval of the SEC and prior notice to you. In the event of a substitution, you will be given the option of transferring the policy value from the affected subaccount to another subaccount without penalty.

DETERMINATION OF SUBACCOUNT VALUES
We establish the unit value of each subaccount of the Account on the first valuation date of that subaccount. The unit value of a subaccount on any other valuation date is determined by multiplying the unit value of that subaccount on the just prior valuation date by the net investment factor for that subaccount for the then current valuation period. The unit value of each subaccount on a day other than a valuation date is the unit value on the next valuation date. Unit values are carried to 6 decimal places. The unit value of each subaccount on a valuation date is determined at the end of that day.

The net investment factor for each subaccount is determined by the investment performance of the assets held by the subaccount during the valuation period. Each valuation will follow applicable law and accepted procedures. The net investment factor is determined by the formula:

    (A) + (B) - (D) where:
    ---------
     (C)

(A) = The value of the assets in the subaccount on the current valuation date, including accrued net investment income and realized and unrealized capital gains and losses, but excluding the net value of any transactions during the current valuation period.

(B) = The amount of any dividend capital gain distribution received by the subaccount if the "ex-dividend" date for shares of the fund occurs during the current valuation period.

(C) = The value of the assets in the subaccount as of the just prior valuation date, including accrued net investment income and realized and unrealized capital gains and losses, and including the net value amount of any deposits and withdrawals made during the valuation period ending on that date.

(D) = The charge, if any, for taxes and reserves for taxes on investment income, and realized and unrealized capital gains.

THE POLICY
--------------------------------------------------------------------------------
The number of units credited to a subaccount of the Account will be determined by dividing the portion of the net premium applied to that subaccount by the unit value of the subaccount on the payment date.

Policies sold to officers, directors and employees of Phoenix (and their spouses and children) will be credited with an amount equal to the first-year commission that would apply on the amount of premium contributed. This option is also available to career agents of Phoenix (and their spouses and children).

THE CONTRACT
The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of Phoenix can agree to change or waive any provisions of the policy.

SUICIDE
We will stop and void the policy if the insured person commits suicide within two years of the policy issue date. We will then return the policy value less any outstanding loans and refund any monthly deductions other than fees and charges.

INCONTESTABILITY
We may not contest this policy or any attached rider after it has been in force for 2 years provided the person insured is alive during that time.

MISSTATEMENT OF AGE OR SEX
If you incorrectly state the age or gender of the insured person we will adjust the death benefit to reflect the correct cost of insurance rate. The adjusted death benefit will equal the coverage our most recent cost of insurance deduction would provide based on the correct personal information.

SURPLUS
Policies issued on or after June 25, 2001 are not eligible to share in Phoenix's profits or surplus earnings.

Owners of policies issued before June 25, 2001 may share in Phoenix's divisible surplus to the extent decided annually by the Phoenix Board of Directors. We do not expect that the Board will authorize such payments since you will be participating directly in the Account's investment results.


UNDERWRITER
--------------------------------------------------------------------------------
PEPCO, an affiliate of Phoenix, offers these policies on a continuous basis. PEPCO is not compensated for any underwriting commissions. Phoenix directly bears all underwriting commission costs.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The rates of return shown are not an estimate nor are they a guarantee of future performance. The performance history shown is solely for the underlying investment portfolios. They do not illustrate how actual performance will affect the benefits under your policy because they do not account for any of the charges and deductions that apply to your policy value. (see "Charges and Deductions").

Yield of the Phoenix-Goodwin Money Market Series. We calculate the yield of the Phoenix-Goodwin Money Market Series for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share of the series at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. We assume no policy charges were deducted from the hypothetical account. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

Example Calculation:

The following example of a return/yield calculation for the Phoenix-Goodwin Money Market Series is based on the 7-day period ending December 31, 2002:

Value of hypothetical pre-existing account with exactly one
   unit at the beginning of the period:.............$1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:.........................$1.000203
Calculation:
   Ending account value.............................$1.000203
   Less beginning account value.....................$1.000000
   Net change in account value......................$0.000203
Base period return:
   (adjusted change/beginning account value).........$0.000203
Current annual yield = return x (365/7) =................1.06%
Effective annual yield = [(1 + return)(365/7)] - 1 =.....1.06%

The current yield and effective yield information will fluctuate. Yield and return information may not provide a suitable basis for comparison with bank deposits or other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Account level.

Total Return: We will usually advertise the average annual total return for a subaccount calculated for one year, three years, five years, ten years and since the inception date of the underlying portfolio. We assume the reinvestment of all distributions at net asset value but do not account for the deduction of any of the daily or monthly charges made under the policy.

Performance is the compounded return for the time period indicated, net of all fund level fees. Returns for the periods greater than one year are annualized. Performance does not include the effects of product charges, including any or all of the following: issue, sales and tax charges; mortality and expense risk fees; cost of insurance charges; administrative and transfer fees; and surrender charges. If these charges were reflected in these returns, performance would be significantly lower than shown. Please obtain a personalized illustration by contacting your registered representative. The illustration will show all applicable policy charges deducted, including the cost of insurance.

Since subaccount performance fluctuates, the policy value, when redeemed, may be worth more or less than your original investment. Withdrawals will affect the policy value and death benefit. You may obtain a copy of the most up-to-date performance numbers from your registered representative.


------------------------------------------------------------------------------------------------------------------------------------
                                  AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------
                          SERIES                           INCEPTION DATE     1 YEAR       5 YEARS      10 YEARS   SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                         5/1/1990       -14.81%        -2.03%        6.19%           4.50%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                            10/29/2001      -10.89%          N/A          N/A           -4.33%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series             7/14/1997       -23.68%        -1.41%         N/A           -0.26%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series             10/29/2001      -25.07%          N/A          N/A          -17.15%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series           5/1/1995        12.08%         5.23%         N/A           12.51%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                       12/31/1982      -24.81%        -7.37%        3.99%          11.46%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series               8/15/2000       -28.80%          N/A          N/A          -29.03%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                          10/8/1982         1.42%         4.23%        4.38%           5.87%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series             12/31/1982       10.00%         4.66%        7.82%           9.40%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                         3/2/1998       -21.93%          N/A          N/A            3.23%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                         12/15/1999       10.62%          N/A          N/A            7.96%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core Series                          8/12/2002         N/A            N/A          N/A           -3.45%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                 8/12/2002         N/A            N/A          N/A            1.00%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series            8/12/2002         N/A            N/A          N/A           -4.22%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                        8/12/2002         N/A            N/A          N/A           -2.12%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                         8/12/2002         N/A            N/A          N/A            0.50%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                    8/12/2002         N/A            N/A          N/A            6.36%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                   8/12/2002         N/A            N/A          N/A           -0.76%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                     8/12/2002         N/A            N/A          N/A            0.04%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                    12/15/1999      -28.84%          N/A          N/A          -19.81%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                           10/29/2001      -20.79%          N/A          N/A          -15.07%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                     10/29/2001      -13.84%          N/A          N/A           -7.65%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                               12/15/1999      -15.50%          N/A          N/A           -8.25%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                  8/15/2000       -37.58%          N/A          N/A          -42.87%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth & Income Series                       3/2/1998       -22.51%          N/A          N/A           -1.34%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                 9/17/1984       -11.58%        4 .02%        7.57%          10.60%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                11/20/2000      -14.47%          N/A          N/A           -8.36%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                3/2/1998        -8.55%          N/A          N/A            0.92%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series             11/20/2000       -8.54%          N/A          N/A            5.82%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                          3/2/1998       -32.50%          N/A          N/A            0.36%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                        1/29/1996       -34.98%        -1.27%         N/A            2.83%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series        8/12/2002         N/A            N/A          N/A            0.85%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                            5/5/1993       -24.36%        -2.26%         N/A            7.32%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                  5/5/1993       -30.26%        -2.19%         N/A            7.84%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                    1/25/1995       -33.91%         3.25%         N/A           13.56%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II             3/28/1994         9.05%         6.75%         N/A            6.60%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                            3/1/1994         1.39%        -0.35%         N/A            4.56%
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                  11/3/1997        -9.42%         3.62%         N/A            3.44%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                           11/3/1997       -21.92%        -6.42%         N/A           -5.48%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                         11/3/1997       -30.20%        -0.46%         N/A           -0.36%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                11/8/1996       -11.81%         3.92%         N/A            6.50%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                            5/11/1992       -18.56%        -2.14%        7.65%           6.51%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                             3/15/1994       -18.49%         1.41%         N/A            6.21%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                        8/22/1997       -21.60%        -5.25%         N/A           -6.10%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                            10/1/1997       -22.31%        -0.83%         N/A           -0.43%
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                         11/30/1999      -48.97%          N/A          N/A          -36.42%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                          2/1/1999       -15.29%          N/A          N/A            3.07%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                5/1/1995       -13.83%         5.22%         N/A           11.20%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                 2/1/1999        -7.62%          N/A          N/A           10.57%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                 5/1/1995       -16.81%         2.96%         N/A           13.02%

------------------------------------------------------------------------------------------------------------------------------------

We may include information about a series' or an advisor's investment strategies and management style in advertisements, sales literature and other communications. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may advertise all or part of a series' portfolio holdings, including holdings in specific industries. A fund may also separately illustrate the income and capital gains portions of a series' total return. A fund may also advertise performance by dividing returns into equity and debt components.

A series may compare its returns to any of a number of well-known benchmarks of market performance; including, but not limited to:

      The Dow Jones Industrial Average(SM)
      First Boston High Yield Index
      Salomon Brothers Corporate Index
      Salomon Brothers Government Bond Index
      The Standard & Poor's 500 Index (S&P 500)

Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

      Lipper Analytical Services
      Morningstar, Inc.
      Thomson Financial

A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

      Barron's
      Business Week
      Changing Times
      Forbes
      Fortune
      Consumer Reports
      Investor's Business Daily
      Financial Planning
      Financial Services Weekly
      Money
      The New York Times
      Personal Investor
      Registered Representative
      U.S. News and World Report
      The Wall Street Journal

The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

The funds' annual reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index. You may obtain an Annual Report by contacting your registered representative or VULA at the address and telephone number on the first page of the prospectus.


FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------
INTRODUCTION

The ultimate effect of federal income taxes on values under the Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the individual concerned. This discussion is general in nature and is not intended as income tax advice. For complete information on federal and state income tax considerations, a qualified income tax advisor should be consulted. No attempt is made to consider any estate and inheritance taxes, or any state, local or other income tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy.

The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

PHOENIX'S INCOME TAX STATUS

We are taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). For federal income tax purposes, neither the Account nor the Guaranteed Interest Account is a separate entity from Phoenix.

Investment income and realized capital gains on the assets of the Account are automatically reinvested in the Account and affect the Account's value. We do not pay taxes on the dividends and realized capital gains of the Account. Due to our income tax status under current provisions of the Code, we make no charge to the Account for our federal income taxes attributable to the Account. We reserve the right to make a deduction for taxes under the following circumstances:

o We determine that our federal income tax treatment differs from what we currently believe it to be;
o A changes occur that affect the income tax treatment of our variable life insurance contracts; or
o  A change occurs in our income tax status.

If we impose such a charge, it will equal the federal income taxes attributable to the investment results of the Account.

POLICY BENEFITS

DEATH BENEFIT PROCEEDS

The policy should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds should be excludable from the gross income of the beneficiary under Code Section 101(a)(1). Also, a policy owner should not be considered to be in constructive receipt of the cash value, including investment income. See the sections below on possible taxation of amounts received under the policy, via full surrender, partial surrender or loan.

Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policy owner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.

FULL SURRENDER

Upon full surrender of a policy for its cash value, the excess of the total you receive including any outstanding loans, over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

PARTIAL SURRENDER

If the policy is a modified endowment contract, partial surrenders are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on "Modified Endowment Contracts" below.

If the policy is not a modified endowment contract, partial surrenders still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policy owner may be taxed on all or a part of the amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered.

Consult with your income tax advisor before you make a partial withdrawal to determine the portion which could be subject to tax, and to determine the impact it might have under the new rules affecting modified endowment contracts.

LOANS

We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you.

The deductibility by a policy owner of loan interest under a policy may be limited under Code Section 264, depending on the circumstances. A policy owner intending to fund premium payments through borrowing should consult a tax advisor with respect to tax consequences. Under the "personal" interest limitation provisions of the Code, interest on policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax advisor for further guidance.

BUSINESS-OWNED POLICIES

The Code may impose additional restrictions on a policy owned by a business or by a corporation. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

MODIFIED ENDOWMENT CONTRACTS

GENERAL

Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid). Life insurance policies can be modified endowment contracts if they fail to meet what is known as "the 7-pay test."

This test compares your policy to a hypothetical life insurance policy of equal face amount which requires 7 equal annual premiums to be "fully paid-up," providing a level death benefit with no further premiums. A policy becomes a modified endowment contract, if, at any time during the first 7 years, the cumulative premium paid on the policy exceeds the cumulative premium that would have been paid under the hypothetical policy. We may return premiums with interest within 60 days of the end of the policy year, and if we do they will be excluded from the 7-pay test. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.

REDUCTION IN BENEFITS DURING THE FIRST 7 YEARS
If you reduce the death benefit during the first 7 policy years, the 7-pay test will be re-calculated. The new test will reflect the new death benefit (and face amount) for both your policy and the hypothetical policy. All premiums you paid will be taken into account.

DISTRIBUTIONS AFFECTED

If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which it failed the test and thereafter. However, distributions made in anticipation of such failure (there is a presumption that distributions made within 2 years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the policy satisfies the 7-pay test for 7 years, distributions and loans generally will not be subject to the modified endowment contract rules.

PENALTY TAX

Taxable amounts from a modified endowment contract will be subject to an additional 10% excise tax, with certain exceptions. This additional tax may not apply:

[diamond] on or after the taxpayer attains age 59 1/2;

[diamond] if payments are attributable to the taxpayer's disability (within the meaning of Code Section 72(m)(7)); or

[diamond] if payments are made as a series of substantially equal periodic payments (at least annually) for the life or life expectancy of the taxpayer (or for the lives or life expectancies of the taxpayer and his beneficiary).

MATERIAL CHANGES

If a policy undergoes a "material change" it must be re-determined whether or not it meets the 7-pay test. A "material change" could include:

[diamond] an increase in the death benefit;

[diamond] an increase in or addition of a qualified additional benefit; or

[diamond] a reduction or elimination of any additional rider benefit previously elected

The following are two exceptions that are not considered a material change as given above:

[diamond] An increase attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first 7 policy years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change.

[diamond] The death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment (subject to regulations) based on an established broad-based index specified in the policy. This does not constitute a material change if:

          o the cost-of-living determination period does not exceed the remaining premium payment period; and

          o the cost-of-living increase is funded ratably over the remaining premium payment period.

A reduction in the death benefit is not considered a material change unless premium payments are also reduced.

A material change may occur at any time during the life of the policy, and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS

All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policy owner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the policy owner. The U.S. Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts.

Consult an income tax advisor about the consequences of purchasing of multiple modified endowment contracts within any calendar year.

LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES

The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

DIVERSIFICATION STANDARDS

To comply with the Diversification Regulations under Code Section 817(h), each series of the fund is required to diversify its investments. The Diversification Regulations generally require that on the last day of each calendar quarter the series assets are invested so that no more than:

[diamond] 55% is in any 1 investment

[diamond] 70% is in any 2 investments

[diamond] 80% is in any 3 investments

[diamond] 90% is in any 4 investments

A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Account; therefore, each series or portfolio of a fund will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

The general diversification requirements are modified in that there is no limit on the investment that may be made in U.S. Treasury securities. For the purpose of determining whether assets other than U.S. Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the Account's investment in U.S.

Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts that must comply with these standards.

The U.S. Treasury announced that the Diversification Regulations do not provide guidance concerning how you may direct your investments to particular divisions of a separate account. It is possible that a revenue ruling or other form of administrative pronouncement in this regard may be issued in the near future. It is not clear, at this time, what such a revenue ruling or other pronouncement would provide. It is possible that we may need to modify the policy to comply with such future U.S. Treasury announcements. Therefore, we reserve the right to modify the policy as necessary to prevent you from being considered the owner of the assets of the Account.

We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract for federal income tax purposes.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the person insured or exchanging or assigning the policy may have tax consequences. Code Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract without recognition of gain or loss, provided that no money or other property is received in the exchange, and that the same person is insured. An outstanding loan from the surrendered policy could be treated as the receipt of money on the exchange, resulting in possible tax consequences.

We recommend that you consult an income tax advisor before making such a change or exchange.

OTHER TAXES
Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. We do not make any representations or guarantees regarding the tax consequences of any policy with respect to such taxes.


WITHHOLDING
We are required to withhold federal income taxes on the taxable portion of any amounts received under the policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens. You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient.



VOTING RIGHTS
--------------------------------------------------------------------------------
We will vote the funds' shares held by a subaccount at all regular and special shareholder meetings of the funds. Such voting will be according to your instructions to the extent required by law. However, we may elect to vote fund shares at our own discretion should the 1940 Act or any regulation thereunder be amended, or if its present interpretation should change allowing us to do so.

We will determine the number of votes you have the right to cast by applying your percentage interest in a subaccount to the total number of votes attributable to that subaccount. Fractional shares will be recognized.

We will vote the shares for which we receive no timely instructions in the same proportion as the shares for which we do receive votes. When we receive instructions to abstain from voting on any item, we reduce the number of votes cast on that item accordingly.

You will receive proxy materials, reports and other materials related to the funds.

We may disregard voting instructions when required by state insurance regulatory authorities, if the instructions could cause a change in the sub-classification or investment objective of a portfolio or to approve or disapprove an investment advisory contract. We may also disregard voting instructions that would make changes to a portfolio's investment policies or investment advisor that violate state law or regulations. We may disregard voting instructions that would result in an adverse effect on our General Account or result in overly speculative or unsound investments contrary to state law. Should we ever disregard voting instructions, we will promptly report it to policy owners along with the reasons for doing so.


SAFEKEEPING OF THE ACCOUNT'S ASSETS
--------------------------------------------------------------------------------
We hold the assets of the Account separate and apart from our General Account. We maintain records of all purchases and redemptions of shares of the funds.


SALES OF POLICIES
--------------------------------------------------------------------------------
Policies may be purchased from registered representatives of W.S. Griffith & Co., Inc. ("WSG"), a New York corporation incorporated on August 7, 1970. WSG is licensed to sell PHL Variable insurance policies as well as annuity contracts and funds of companies affiliated with PHL Variable. WSG, a wholly owned Phoenix subsidiary, and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. PEPCO serves as national distributor of the policies pursuant to an underwriting agreement dated December 31, 1996. PEPCO, a Connecticut corporation incorporated on July 16, 1968, is a wholly owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP"), a wholly owned subsidiary of Phoenix. PEPCO is located at 56 Prospect Street in Hartford, Connecticut.

Policies also may be purchased from other broker-dealers registered under the 1934 Act whose representatives are authorized by applicable law to sell policies under terms of agreements provided by PEPCO. Sales commissions will be paid to registered representatives on purchase payments we receive under these policies. PHL Variable will pay a maximum total sales commission of 50% of premiums. To the extent that the sales charge under the policies is less than the sales commissions paid with respect to the policies, we will pay the shortfall from our General Account assets, which will include any profits we may derive under the policies.


STATE REGULATION
--------------------------------------------------------------------------------
We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Insurance Commissioner. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

State regulation includes certain limitations on the investments which we may make, including investments for the Account and the Guaranteed Interest Account. This regulation does not include, however, any supervision over the investment policies of the Account.


REPORTS
--------------------------------------------------------------------------------
We will furnish policy owners with all reports required by the 1940 Act and related regulations or by any other applicable law or regulation.


EXPERTS
--------------------------------------------------------------------------------

The financial statements of Phoenix Life Variable Universal Life Account (Phoenix Corporate Edge) at December 31, 2002, and the results of their operations and the changes in their net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company at December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, independent accountants, given on the authority of said firm as experts in auditing and accounting.

Matthew A. Swendiman, Counsel, and Brian Giantonio, Vice President, Tax and ERISA Counsel, Phoenix Life Insurance Company, have provided advice on certain matters relating to the federal securities and income tax laws, respectively, in connection with the contracts described in this prospectus.

--------------------------------------------------------------------------------
                                                       PHOENIX [LOGO]
                                                     WEALTH MANAGEMENT(R)

             PHOENIX
            CORPORATE
              EDGE

    V A R I A B L E  U N I V E R S A L  L I F E  A N N U A L  R E P O R T

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                  DECEMBER 31, 2002

--------------------------------------------------------------------------------
LO268AR2 (C)2003 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002

                                      PHOENIX-              PHOENIX-
                                      ABERDEEN            ABERDEEN NEW            PHOENIX-AIM              PHOENIX-
                                    INTERNATIONAL             ASIA               MID-CAP EQUITY         DEUTSCHE DOW 30
                                     SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                 ------------------     ------------------     ------------------     ------------------
ASSETS
    Investment at cost           $          153,874     $            9,536     $           50,561     $          138,909
                                 ==================     ==================     ==================     ==================
    Investment at market         $          138,119     $            9,654     $           44,820     $          120,977
                                 ------------------     ------------------     ------------------     ------------------
         Total assets                       138,119                  9,654                 44,820                120,977
LIABILITIES
    Accrued expenses                            -                      -                      -                      -
                                 ------------------     ------------------     ------------------     ------------------
NET ASSETS                       $          138,119     $            9,654     $           44,820     $          120,977
                                 ==================     ==================     ==================     ==================
Accumulation units outstanding              206,808                  8,858                 47,205                151,138
                                 ==================     ==================     ==================     ==================
Unit value                       $         0.667861     $         1.089800     $         0.949475     $         0.800437
                                 ==================     ==================     ==================     ==================

                                      PHOENIX-                                                             PHOENIX-
                                      DEUTSCHE           PHOENIX-DUFF &            PHOENIX-             ENGEMANN SMALL
                                     NASDAQ-100            PHELPS REAL             ENGEMANN               & MID-CAP
                                      INDEX(R)          ESTATE SECURITIES       CAPITAL GROWTH              GROWTH
                                     SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                 ------------------     ------------------     ------------------     ------------------
ASSETS
    Investment at cost           $          138,392     $          218,914     $          214,799     $           22,040
                                 ==================     ==================     ==================     ==================
    Investment at market         $           84,177     $          225,779     $          173,774     $           20,586
                                 ------------------     ------------------     ------------------     ------------------
         Total assets                        84,177                225,779                173,774                 20,586
LIABILITIES
    Accrued expenses                              1                    (60)                     1                    -
                                 ------------------     ------------------     ------------------     ------------------
NET ASSETS                       $           84,176     $          225,839     $          173,773     $           20,586
                                 ==================     ==================     ==================     ==================
Accumulation units outstanding              251,544                181,287                263,903                 38,237
                                 ==================     ==================     ==================     ==================
Unit value                       $         0.334637     $         1.245754     $         0.658474     $         0.538375
                                 ==================     ==================     ==================     ==================

                                                             PHOENIX-                                     PHOENIX-J.P.
                                      PHOENIX-            GOODWIN MULTI-                                    MORGAN
                                   GOODWIN MONEY           SECTOR FIXED        PHOENIX-HOLLISTER           RESEARCH
                                       MARKET                 INCOME              VALUE EQUITY          ENHANCED INDEX
                                     SUBACCOUNT             SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                 ------------------     ------------------     ------------------     ------------------
ASSETS
    Investment at cost           $       14,742,598     $          202,119     $          621,862     $          656,127
                                 ==================     ==================     ==================     ==================
    Investment at market         $       14,742,598     $          206,172     $          528,086     $          522,301
                                 ------------------     ------------------     ------------------     ------------------
         Total assets                    14,742,598                206,172                528,086                522,301
LIABILITIES
    Accrued expenses                              5                    -                      -                      (18)
                                 ------------------     ------------------     ------------------     ------------------
NET ASSETS                       $       14,742,593     $          206,172     $          528,086     $          522,319
                                 ==================     ==================     ==================     ==================
Accumulation units outstanding           13,790,781                182,133                793,344                791,339
                                 ==================     ==================     ==================     ==================
Unit value                       $         1.069018     $         1.131984     $         0.665645     $         0.660045
                                 ==================     ==================     ==================     ==================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (CONTINUED)

                                                                                                        PHOENIX-KAYNE
                                   PHOENIX-JANUS          PHOENIX-JANUS          PHOENIX-KAYNE            SMALL-CAP
                                  FLEXIBLE INCOME            GROWTH             LARGE-CAP CORE          QUALITY VALUE
                                     SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                 ------------------     ------------------     ------------------     ------------------
ASSETS
    Investment at cost           $          532,803     $          123,044     $           15,653     $           15,653
                                 ==================     ==================     ==================     ==================
    Investment at market         $          547,408     $          105,892     $           15,653     $           15,654
                                 ------------------     ------------------     ------------------     ------------------
        Total assets                        547,408                105,892                 15,653                 15,654
LIABILITIES
    Accrued expenses                              1                    -                      -                      -
                                 ------------------     ------------------     ------------------     ------------------
NET ASSETS                       $          547,407     $          105,892     $           15,653     $           15,654
                                 ==================     ==================     ==================     ==================
Accumulation units outstanding              476,841                168,634                 16,213                 15,498
                                 ==================     ==================     ==================     ==================
Unit value                       $         1.147990     $         0.627943     $         0.965490     $         1.010049
                                 ==================     ==================     ==================     ==================

                                    PHOENIX-LORD           PHOENIX-LORD          PHOENIX-LORD            PHOENIX-MFS
                                    ABBETT BOND-         ABBETT LARGE-CAP       ABBETT MID-CAP        INVESTORS GROWTH
                                     DEBENTURE                VALUE                  VALUE                  STOCK
                                     SUBACCOUNT             SUBACCOUNT            SUBACCOUNT              SUBACCOUNT
                                 ------------------     ------------------     ------------------     ------------------
ASSETS
    Investment at cost           $           23,480     $            2,050     $            3,862     $           60,848
                                 ==================     ==================     ==================     ==================
    Investment at market         $           23,480     $            2,239     $            3,925     $           51,619
                                 ------------------     ------------------     ------------------     ------------------
        Total assets                         23,480                  2,239                  3,925                 51,619
LIABILITIES
    Accrued expenses                            -                      -                      -                     -
                                 ------------------     ------------------     ------------------     ------------------
NET ASSETS                       $           23,480     $            2,239     $            3,925     $           51,619
                                 ==================     ==================     ==================     ==================
Accumulation units outstanding               24,320                  2,256                  3,923                 66,792
                                 ==================     ==================     ==================     ==================
Unit value                       $         1.063643     $         0.992413     $         1.000402     $         0.772824
                                 ==================     ==================     ==================     ==================

                                                                                                           PHOENIX-
                                                                                   PHOENIX-                OAKHURST
                                    PHOENIX-MFS            PHOENIX-MFS          OAKHURST GROWTH           STRATEGIC
                                  INVESTORS TRUST             VALUE                AND INCOME             ALLOCATION
                                     SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                 ------------------     ------------------     ------------------     ------------------
ASSETS
    Investment at cost           $           77,390     $          168,722     $          197,563     $          843,265
                                 ==================     ==================     ==================     ==================
    Investment at market         $           74,854     $          159,706     $          171,891     $          782,919
                                 ------------------     ------------------     ------------------     ------------------
         Total assets                        74,854                159,706                171,891                782,919
LIABILITIES
    Accrued expenses                             15                    -                       (1)                   -
                                 ------------------     ------------------     ------------------     ------------------
NET ASSETS                       $           74,839     $          159,706     $          171,892     $          782,919
                                 ==================     ==================     ==================     ==================
Accumulation units outstanding               90,637                175,323                231,821                865,694
                                 ==================     ==================     ==================     ==================
Unit value                       $         0.825705     $         0.910921     $         0.741485     $         0.904398
                                 ==================     ==================     ==================     ==================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (CONTINUED)

                                  PHOENIX-SANFORD        PHOENIX-SANFORD        PHOENIX-SANFORD
                                  BERNSTEIN GLOBAL        BERNSTEIN MID-        BERNSTEIN SMALL-       PHOENIX-SENECA
                                        VALUE               CAP VALUE              CAP VALUE           MID-CAP GROWTH
                                     SUBACCOUNT             SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                 ------------------     ------------------     ------------------     ------------------
ASSETS
    Investment at cost           $           48,272     $          266,764     $          251,030     $          203,625
                                 ==================     ==================     ==================     ==================
    Investment at market         $           44,977     $          237,379     $          233,066     $          157,583
                                 ------------------     ------------------     ------------------     ------------------
         Total assets                        44,977                237,379                233,066                157,583
LIABILITIES
    Accrued expenses                             (3)                   (53)                  (62)                      1
                                 ------------------     ------------------     ------------------     ------------------
NET ASSETS                       $           44,980     $          237,432     $          233,128     $          157,582
                                 ==================     ==================     ==================     ==================
Accumulation units outstanding               56,593                223,948                235,906                308,636
                                 ==================     ==================     ==================     ==================
Unit value                       $         0.794790     $         1.060210     $         0.988222     $         0.510577
                                 ==================     ==================     ==================     ==================

                                                           PHOENIX-VAN
                                  PHOENIX-SENECA           KAMPEN FOCUS         AIM V.I. CAPITAL       AIM V.I. PREMIER
                                  STRATEGIC THEME             EQUITY              APPRECIATION              EQUITY
                                     SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                 ------------------     ------------------     ------------------     ------------------
ASSETS
    Investment at cost           $          142,517     $           31,814     $           89,494     $          331,404
                                 ==================     ==================     ==================     ==================
    Investment at market         $          105,920     $           27,513     $           78,543     $          269,967
                                 ------------------     ------------------     ------------------     ------------------
         Total assets                       105,920                 27,513                 78,543               269,967
LIABILITIES
    Accrued expenses                            (67)                   (37)                    -                     -
                                 ------------------     ------------------     ------------------     ------------------
NET ASSETS                       $          105,987     $           27,550     $           78,543     $          269,967
                                 ==================     ==================     ==================     ==================
Accumulation units outstanding              225,485                 40,254                111,465                409,641
                                 ==================     ==================     ==================     ==================
Unit value                       $         0.470040     $         0.684382     $         0.704648     $         0.659033
                                 ==================     ==================     ==================     ==================

                                                         FEDERATED FUND
                                  ALGER AMERICAN            FOR U.S.            FEDERATED HIGH
                                     LEVERAGED             GOVERNMENT            INCOME BOND
                                       ALLCAP             SECURITIES II             FUND II           VIP CONTRAFUND(R)
                                     SUBACCOUNT            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                 ------------------     ------------------     ------------------     ------------------
ASSETS
    Investment at cost           $          520,391     $        1,007,936     $           82,884     $          259,365
                                 ==================     ==================     ==================     ==================
    Investment at market         $          421,996     $        1,050,468     $           81,205     $          242,191
                                 ------------------     ------------------     ------------------     ------------------
          Total assets                      421,996              1,050,468                 81,205                242,191
LIABILITIES
    Accrued expenses                              2                      2                    -                        1
                                 ------------------     ------------------     ------------------     ------------------
NET ASSETS                       $          421,994     $        1,050,466     $           81,205     $          242,190
                                 ==================     ==================     ==================     ==================
Accumulation units outstanding              735,227                877,356                 80,507                289,915
                                 ==================     ==================     ==================     ==================
Unit value                       $         0.573964     $         1.197309     $         1.008665     $         0.835382
                                 ==================     ==================     ==================     ==================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (CONTINUED)

                                                                                                          TEMPLETON
                                                                                                          DEVELOPING
                                     VIP GROWTH                                  MUTUAL SHARES              MARKETS
                                    OPPORTUNITIES           VIP GROWTH             SECURITIES             SECURITIES
                                     SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                 ------------------     ------------------     ------------------     ------------------
ASSETS
    Investment at cost           $         248,009      $          200,415     $          211,969     $           13,439
                                 =================      ==================     ==================     ==================
    Investment at market         $         209,034      $          173,064     $          192,256     $           11,698
                                 -----------------      ------------------     ------------------     ------------------
         Total assets                      209,034                 173,064                192,256                 11,698
LIABILITIES
    Accrued expenses                             1                      36                      1                    -
                                 -----------------      ------------------     ------------------     ------------------
NET ASSETS                       $         209,033      $          173,028     $          192,255     $           11,698
                                 =================      ==================     ==================     ==================
Accumulation units outstanding             281,345                 312,984                221,890                 12,527
                                 =================      ==================     ==================     ==================
Unit value                       $        0.742979      $         0.553064     $         0.866444     $         0.933802
                                 =================      ==================     ==================     ==================

                                     TEMPLETON              TEMPLETON              TEMPLETON             SCUDDER VIT
                                      FOREIGN              GLOBAL ASSET             GROWTH              EAFE(R) EQUITY
                                     SECURITIES             ALLOCATION             SECURITIES               INDEX
                                     SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                 ------------------     ------------------     ------------------     ------------------
ASSETS
    Investment at cost           $          196,548     $           15,168     $          323,082     $           25,329
                                 ==================     ==================     ==================     ==================
    Investment at market         $          162,560     $           14,125     $          280,203     $           20,774
                                 ------------------     ------------------     ------------------     ------------------
         Total assets                       162,560                 14,125                280,203                 20,774
LIABILITIES
    Accrued expenses                              4                    -                        2                    -
                                 ------------------     ------------------     ------------------     ------------------
NET ASSETS                       $          162,556     $           14,125     $          280,201     $           20,774
                                 ==================     ==================     ==================     ==================
Accumulation units outstanding              226,283                 15,329                346,574                 29,592
                                 ==================     ==================     ==================     ==================
Unit value                       $         0.718373     $         0.921437     $         0.808501     $         0.702033
                                 ==================     ==================     ==================     ==================

                                                                                                           WANGER
                                    SCUDDER VIT                                  WANGER FOREIGN         INTERNATIONAL
                                  EQUITY 500 INDEX          TECHNOLOGY               FORTY                SMALL CAP
                                     SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                 ------------------     ------------------     ------------------     ------------------
ASSETS
    Investment at cost           $           58,361     $           32,408     $           29,503     $          201,504
                                 ==================     ==================     ==================     ==================
    Investment at market         $           46,015     $           22,173     $           25,142     $          174,245
                                 ------------------     ------------------     ------------------     ------------------
         Total assets                        46,015                 22,173                 25,142                174,245
LIABILITIES
    Accrued expenses                             (3)                    42                    -                       (6)
                                 ------------------     ------------------     ------------------     ------------------
NET ASSETS                       $           46,018     $           22,131     $           25,142     $          174,251
                                 ==================     ==================     ==================     ==================
Accumulation units outstanding               55,560                 48,389                 40,372                268,820
                                 ==================     ==================     ==================     ==================
Unit value                       $         0.828252     $         0.459113     $         0.622746     $         0.648207
                                 ==================     ==================     ==================     ==================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (CONTINUED)

                                                           WANGER U.S.
                                                             SMALLER
                                   WANGER TWENTY            COMPANIES
                                     SUBACCOUNT             SUBACCOUNT
                                 ------------------     ------------------
ASSETS
    Investment at cost           $           81,130     $          626,568
                                 ==================     ==================
    Investment at market         $           80,711     $          564,562
                                 ------------------     ------------------
        Total assets                         80,711                564,562
LIABILITIES
    Accrued expenses                             (1)                   (97)
                                 ------------------     ------------------
NET ASSETS                       $           80,712     $          564,659
                                 ==================     ==================
Accumulation units outstanding               80,313                574,313
                                 ==================     ==================
Unit value                       $         1.004975     $         0.983192
                                 ==================     ==================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002

                                      PHOENIX-               PHOENIX-
                                      ABERDEEN            ABERDEEN NEW           PHOENIX-AIM              PHOENIX-
                                    INTERNATIONAL              ASIA             MID-CAP EQUITY         DEUTSCHE DOW 30
                                     SUBACCOUNT             SUBACCOUNT           SUBACCOUNT(2)           SUBACCOUNT
                                 ------------------     ------------------     ------------------     ------------------
Investment income
    Distributions                $            1,365     $              218     $              -       $            1,600
Expenses
    Mortality, expense risk
       and administrative
       charges                                  -                      -                      -                      -
                                 ------------------     ------------------     ------------------     ------------------
Net investment income (loss)                  1,365                    218                    -                    1,600
                                 ------------------     ------------------     ------------------     ------------------
Net realized gain (loss) from
   share transactions                            17                    (40)                   166                 (5,793)
Net realized gain distribution
   from Fund                                    -                      -                       46                    227
Net unrealized appreciation
   (depreciation) on investment             (15,038)                  (140)                (5,741)               (20,953)
                                 ------------------     ------------------     ------------------     ------------------
Net gain (loss) on investment               (15,021)                  (180)                (5,529)               (26,519)
Net increase (decrease) in net
   assets resulting from
   operations                    $          (13,656)    $               38     $           (5,529)    $          (24,919)
                                 ==================     ==================     ==================     ==================

                                      PHOENIX-                                                            PHOENIX-
                                      DEUTSCHE           PHOENIX-DUFF &             PHOENIX-            ENGEMANN SMALL
                                     NASDAQ-100            PHELPS REAL              ENGEMANN              & MID-CAP
                                      INDEX(R)          ESTATE SECURITIES        CAPITAL GROWTH             GROWTH
                                     SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                 ------------------     ------------------     ------------------     ------------------
Investment income
    Distributions                $              -       $            5,995     $              -       $              -
Expenses
    Mortality, expense risk
       and administrative
       charges                                    1                    (60)                     1                    -
                                 ------------------     ------------------     ------------------     ------------------
Net investment income (loss)                     (1)                 6,055                     (1)                   -
                                 ------------------     ------------------     -------------------    ------------------
Net realized gain (loss) from
   share transactions                        (3,250)                    63                   (122)                    (5)
Net realized gain distribution
   from Fund                                    -                    1,244                     -                      -
Net unrealized appreciation
    (depreciation) on investment            (43,292)                 6,614                (39,568)                  (657)
                                 ------------------     ------------------     ------------------     ------------------
Net gain (loss) on investment               (46,542)                 7,921                (39,690)                  (662)
Net increase (decrease) in net
    assets resulting from
    operations                   $          (46,543)    $           13,976     $          (39,691)    $             (662)
                                 ==================     ==================     ==================     ==================

                                                             PHOENIX-                                   PHOENIX-J.P.
                                      PHOENIX-            GOODWIN MULTI-                                   MORGAN
                                   GOODWIN MONEY           SECTOR FIXED        PHOENIX-HOLLISTER          RESEARCH
                                       MARKET                 INCOME              VALUE EQUITY         ENHANCED INDEX
                                     SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                 ------------------     ------------------     ------------------     ------------------
Investment income
    Distributions                $          163,145     $           11,360     $            4,604     $            4,700
Expenses
    Mortality, expense risk
       and administrative
       charges                                 (346)                   -                      -                      (18)
                                 ------------------     ------------------      -----------------     ------------------
Net investment income (loss)                163,491                 11,360                  4,604                  4,718
                                 ------------------     ------------------      -----------------     ------------------
Net realized gain (loss) from
   share transactions                           -                       65                    252                   (262)
Net realized gain distribution
   from Fund                                    -                      -                      -                       -
Net unrealized appreciation
   (depreciation) on investment                 -                    4,422                (93,098)              (126,004)
                                 ------------------     ------------------      -----------------     ------------------
Net gain (loss) on investment                   -                    4,487                (92,846)              (126,266)
Net increase (decrease) in net
   assets resulting from
   operations                    $          163,491     $           15,847     $          (88,242)    $         (121,548)
                                 ==================     ==================     ==================     ==================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                                PHOENIX-KAYNE          PHOENIX-LORD
                                    PHOENIX-JANUS         PHOENIX-JANUS           SMALL-CAP           ABBETT LARGE-CAP
                                   FLEXIBLE INCOME           GROWTH              QUALITY VALUE             VALUE
                                     SUBACCOUNT            SUBACCOUNT            SUBACCOUNT(7)          SUBACCOUNT(6)
                                 ------------------     ------------------     ------------------     ------------------
Investment income
    Distributions                $           16,674     $              -       $              -       $                4
Expenses
    Mortality, expense risk
       and administrative
       charges                                    1                    -                      -                      -
                                 ------------------     ------------------     ------------------     ------------------
Net investment income (loss)                 16,673                    -                      -                        4
                                 ------------------     ------------------     ------------------     ------------------
Net realized gain (loss) from
   share transactions                            27                    (33)                   -                        2
Net realized gain distribution
   from Fund                                  1,769                    -                      -                      -
Net unrealized appreciation
   (depreciation) on investment              18,870                (17,714)                     1                    189
                                 ------------------     ------------------     ------------------     ------------------
Net gain (loss) on investment                20,666                (17,747)                     1                    191
Net increase (decrease) in net
   assets resulting from
   operations                    $           37,339     $          (17,747)    $                1     $              195
                                 ==================     ==================     ==================     ==================

                                   PHOENIX-LORD            PHOENIX-MFS
                                  ABBETT MID-CAP         INVESTORS GROWTH         PHOENIX-MFS            PHOENIX-MFS
                                       VALUE                 STOCK              INVESTORS TRUST              VALUE
                                   SUBACCOUNT(6)          SUBACCOUNT(3)          SUBACCOUNT(5)           SUBACCOUNT(3)
                                 ------------------     ------------------     ------------------     ------------------
Investment income
    Distributions                $               11     $              -       $              257     $              914
Expenses
    Mortality, expense risk
       and administrative
       charges                                  -                      -                       15                    -
                                 ------------------     ------------------     ------------------     ------------------
Net investment income (loss)                     11                    -                      242                    914
                                 ------------------     ------------------     ------------------     ------------------
Net realized gain (loss)
   from share transactions                      -                       (8)                    (1)                   (32)
Net realized gain distribution
   from Fund                                    -                        3                    -                       37
Net unrealized appreciation
   (depreciation) on investment                  63                 (9,229)                (2,536)                (9,016)
                                 ------------------     ------------------     ------------------     ------------------
Net gain (loss) on investment                    63                 (9,234)                (2,537)                (9,011)
Net increase (decrease) in net
   assets resulting from
   operations                    $               74     $           (9,234)    $           (2,295)    $           (8,097)
                                 ==================     ==================     ==================     ==================

                                                            PHOENIX-
                                      PHOENIX-              OAKHURST            PHOENIX-SANFORD        PHOENIX-SANFORD
                                  OAKHURST GROWTH          STRATEGIC            BERNSTEIN GLOBAL       BERNSTEIN MID-
                                     AND INCOME            ALLOCATION                VALUE               CAP VALUE
                                     SUBACCOUNT            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                 ------------------     ------------------     ------------------     ------------------
Investment income
    Distributions                $            1,318     $           15,431     $              425     $            1,783
Expenses
    Mortality, expense risk
       and administrative
       charges                                   (1)                   (12)                    (3)                   (53)
                                 ------------------     ------------------     ------------------     ------------------
Net investment income (loss)                  1,319                 15,443                    428                  1,836
                                 ------------------     ------------------     ------------------     ------------------
Net realized gain (loss)
   from share transactions                      516                    (71)                   (25)                 1,509
Net realized gain distribution
   from Fund                                   -                      -                      -                    17,248
Net unrealized appreciation
   (depreciation) on investment             (27,612)               (59,920)                (3,226)               (36,641)
                                 ------------------     ------------------     ------------------     ------------------
Net gain (loss) on investment               (27,096)               (59,991)                (3,251)               (17,884)
Net increase (decrease) in net
   assets resulting from
   operations                    $          (25,777)    $          (44,548)    $           (2,823)    $          (16,048)
                                 ==================     ==================     ==================     ==================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                  PHOENIX-SANFORD                                                        PHOENIX-VAN
                                  BERNSTEIN SMALL-        PHOENIX-SENECA        PHOENIX-SENECA           KAMPEN FOCUS
                                     CAP VALUE            MID-CAP GROWTH        STRATEGIC THEME            EQUITY
                                     SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                 ------------------     ------------------     ------------------     ------------------
Investment income
    Distributions                $            1,045     $              -       $              -       $              -
Expenses
    Mortality, expense risk
       and administrative
       charges                                  (62)                     1                    (66)                   (37)
                                 ------------------     ------------------     ------------------     ------------------
Net investment income (loss)                  1,107                     (1)                    66                     37
                                 ------------------     ------------------     ------------------     ------------------
Net realized gain (loss) from
   share transactions                          (217)                  (286)                   (15)                    (2)
Net realized gain distribution
   from Fund                                 10,302                    -                      -                      -
Net unrealized appreciation
   (depreciation) on investment             (20,194)               (46,779)               (34,404)                (4,362)
                                 ------------------     ------------------     ------------------     ------------------
Net gain (loss) on investment               (10,109)               (47,065)               (34,419)                (4,364)
Net increase (decrease) in net
   assets resulting from
   operations                    $           (9,002)    $          (47,066)    $          (34,353)    $           (4,327)
                                 ==================     ==================     ==================     ==================

                                                                                                       FEDERATED FUND
                                                                                ALGER AMERICAN            FOR U.S.
                                  AIM V.I. CAPITAL      AIM V.I. PREMIER           LEVERAGED             GOVERNMENT
                                    APPRECIATION             EQUITY                  ALLCAP             SECURITIES II
                                     SUBACCOUNT            SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                 ------------------     ------------------     ------------------     ------------------
Investment income
    Distributions                $              -       $              946     $               22     $           12,021
Expenses
    Mortality, expense risk
       and administrative
       charges                                  -                      -                        2                      2
                                 ------------------     ------------------     ------------------     ------------------
Net investment income (loss)                    -                      946                     20                 12,019
                                 ------------------     ------------------     ------------------     ------------------
Net realized gain (loss)
   from share transactions                      (42)                    61                 (6,243)                    92
Net realized gain distribution
   from Fund                                    -                      -                      -                      -
Net unrealized appreciation
   (depreciation) on investment             (10,197)               (61,140)              (101,618)                41,502
                                 ------------------     ------------------     ------------------     ------------------
Net gain (loss) on investment               (10,239)               (61,079)              (107,861)                41,594
Net increase (decrease) in net
   assets resulting from
   operations                    $          (10,239)    $          (60,133)    $         (107,841)    $           53,613
                                 ==================     ==================     ==================     ==================

                                   FEDERATED HIGH
                                    INCOME BOND                                    VIP GROWTH
                                      FUND II           VIP CONTRAFUND(R)        OPPORTUNITIES            VIP GROWTH
                                     SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                 ------------------     ------------------     ------------------     ------------------
Investment income
    Distributions                $            2,464     $              244     $            1,215     $              101
Expenses
    Mortality, expense risk
       and administrative
       charges                                  -                     (170)                     1                     36
                                 ------------------     ------------------     ------------------     ------------------
Net investment income (loss)                  2,464                    414                  1,214                     65
                                 ------------------     ------------------     ------------------     ------------------
Net realized gain (loss)
   from share transactions                        1                   (311)                (1,251)               (18,202)
Net realized gain distribution
   from Fund                                    -                      -                      -                      -
Net unrealized appreciation
   (depreciation) on investment              (1,890)               (17,836)               (41,289)               (20,853)
                                 ------------------     ------------------     ------------------     ------------------
Net gain (loss) on investment                (1,889)               (18,147)               (42,540)               (39,055)
Net increase (decrease) in net
   assets resulting from
   operations                    $              575     $          (17,733)    $          (41,326)    $          (38,990)
                                 ==================     ==================     ==================     ==================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                            TEMPLETON
                                                            DEVELOPING             TEMPLETON              TEMPLETON
                                   MUTUAL SHARES             MARKETS                FOREIGN             GLOBAL ASSET
                                     SECURITIES             SECURITIES             SECURITIES            ALLOCATION
                                     SUBACCOUNT            SUBACCOUNT(4)           SUBACCOUNT            SUBACCOUNT(1)
                                 ------------------     ------------------     ------------------     ------------------
Investment income
    Distributions                $            1,079     $              172     $            1,278     $              204
Expenses
    Mortality, expense risk
       and administrative
       charges                                    1                    -                        4                    -
                                 ------------------     ------------------     ------------------     ------------------
Net investment income (loss)                  1,078                    172                  1,274                    204
                                 ------------------     ------------------     ------------------     ------------------
Net realized gain (loss)
   from share transactions                      200                    (14)                  (251)                   (10)
Net realized gain distribution
   from Fund                                  2,674                    -                      -                      -
Net unrealized appreciation
   (depreciation) on investment             (21,149)                (1,741)               (24,035)                (1,043)
                                 ------------------     ------------------     ------------------     ------------------
Net gain (loss) on investment               (18,275)                (1,755)               (24,286)                (1,053)
Net increase (decrease) in net
   assets resulting from
   operations                    $          (17,197)    $           (1,583)    $          (23,012)    $             (849)
                                 ==================     ==================     ==================     ==================

                                    TEMPLETON              SCUDDER VIT
                                      GROWTH              EAFE(R) EQUITY         SCUDDER VIT
                                    SECURITIES                INDEX            EQUITY 500 INDEX          TECHNOLOGY
                                   SUBACCOUNT(1)            SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                 ------------------     ------------------     ------------------     ------------------
Investment income
    Distributions                $            3,125     $              334     $              525     $              -
Expenses
    Mortality, expense risk
       and administrative
       charges                                    2                    -                   (1,225)                    42
                                 ------------------     ------------------     ------------------     ------------------
Net investment income (loss)                  3,123                    334                  1,750                    (42)
                                 ------------------     ------------------     ------------------     ------------------
Net realized gain (loss)
   from share transactions                     (160)                    (9)               (31,062)                   (56)
Net realized gain distribution
   from Fund                                  3,072                    -                      -                      -
Net unrealized appreciation
   (depreciation) on investment             (43,005)                (5,013)                (9,394)               (10,758)
                                 ------------------     ------------------     ------------------     ------------------
Net gain (loss) on investment               (40,093)                (5,022)               (40,456)               (10,814)
Net increase (decrease) in net
   assets resulting from
   operations                    $          (36,970)    $           (4,688)    $          (38,706)    $          (10,856)
                                 ==================     ==================     ==================     ==================

                                                             WANGER                                      WANGER U.S.
                                   WANGER FOREIGN         INTERNATIONAL                                    SMALLER
                                        FORTY               SMALL CAP            WANGER TWENTY            COMPANIES
                                     SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                 ------------------     ------------------     ------------------     ------------------
Investment income
    Distributions                $              -       $              -       $              -       $              -
Expenses
    Mortality, expense risk
       and administrative
       charges                                  -                       (6)                    (1)                   (97)
                                 ------------------     ------------------     ------------------     ------------------
Net investment income (loss)                    -                        6                      1                     97
                                 ------------------     ------------------     ------------------     ------------------
Net realized gain (loss)
   from share transactions                      (20)                    35                    (68)                    15
Net realized gain distribution
   from Fund                                    -                      -                      -                      -
Net unrealized appreciation
   (depreciation) on investment              (3,941)               (17,010)                (3,494)               (70,073)
                                 ------------------     ------------------     ------------------     ------------------
Net gain (loss) on investment                (3,961)               (16,975)                (3,562)               (70,058)
Net increase (decrease) in net
   assets resulting from
   operations                    $           (3,961)    $          (16,969)    $           (3,561)    $          (69,961)
                                 ==================     ==================     ==================     ==================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

Footnotes for Statements of Operations
For period ended December 31, 2002

(1)  From inception January 7, 2002 to December 31, 2002.
(2)  From inception February 22, 2002 to December 31, 2002.
(3)  From inception April 2, 2002 to December 31, 2002.
(4)  From inception April 15, 2002 to December 31, 2002.
(5)  From inception June 27, 2002 to December 31, 2002.
(6)  From inception September 24, 2002 to December 31, 2002.
(7)  From inception December 31, 2002 to December 31, 2002.

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                                                               PHOENIX-
                                    PHOENIX-            PHOENIX-            PHOENIX-           DEUTSCHE        PHOENIX-DUFF &
                                    ABERDEEN          ABERDEEN NEW          DEUTSCHE          NASDAQ-100         PHELPS REAL
                                  INTERNATIONAL           ASIA               DOW 30             INDEX(R)      ESTATE SECURITIES
                                  SUBACCOUNT(1)       SUBACCOUNT(3)       SUBACCOUNT(6)        SUBACCOUNT        SUBACCOUNT(1)
                                 ---------------     ---------------     ---------------     --------------     ---------------
Investment income
    Distributions                $           -       $            56     $         1,475     $          -       $           795
Expenses
    Mortality, expense risk
       and administrative
       charges                               -                   -                   -                  -                   -
                                 ---------------     ---------------     ---------------     --------------     ---------------
Net investment income (loss)                 -                    56               1,475                -                   795
                                 ---------------     ---------------     ---------------     --------------     ---------------
Net realized gain (loss)
   from share transactions                    (7)             (1,212)                 (1)                 6                (240)
Net realized gain distribution
   from Fund                                  71                 -                   349                -                   -
Net unrealized appreciation
   (depreciation) on investment             (717)                258               3,021             (5,939)                251
                                 ---------------     ---------------     ---------------     --------------     ---------------
Net gain (loss) on investments              (653)               (954)              3,369             (5,933)                 11
Net increase (decrease) in net
   assets resulting from
   operations                    $          (653)    $          (898)    $         4,844     $       (5,933)    $           806
                                 ===============     ===============     ===============     ==============     ===============

                                                                            PHOENIX-          PHOENIX-
                                    PHOENIX-            PHOENIX-         ENGEMANN SMALL     FEDERATED U.S.        PHOENIX-
                                    ENGEMANN            ENGEMANN           & MID-CAP         GOVERNMENT         GOODWIN MONEY
                                 CAPITAL GROWTH        NIFTY FIFTY           GROWTH              BOND               MARKET
                                  SUBACCOUNT(7)       SUBACCOUNT(6)       SUBACCOUNT(1)      SUBACCOUNT(2)        SUBACCOUNT
                                 ---------------     ---------------     ---------------     --------------     ---------------
Investment income
    Distributions                $           -       $           -       $             1     $          -       $        28,936
Expenses
    Mortality, expense
       risk and administrative
       charges                               -                   -                   -                  -                   -
                                 ---------------     ---------------     ---------------     --------------     ---------------
Net investment income (loss)                 -                   -                     1                -                28,936
                                 ---------------     ---------------     ---------------     --------------     ---------------
Net realized gain (loss)
   from share transactions                   -                   -                   (24)              (149)                -
Net realized gain distribution
   from Fund                                 -                   -                   -                  -                   -
Net unrealized appreciation
   (depreciation) on investment           (1,457)                483                (797)               -                   -
                                 ---------------     ---------------     ---------------     --------------     ---------------
Net gain (loss) on investment             (1,457)                483                (821)              (149)                -
Net increase (decrease) in net
   assets resulting from
   operations                    $        (1,457)    $           483     $          (820)    $         (149)    $        28,936
                                 ===============     ===============     ===============     ==============     ===============

                                    PHOENIX-
                                 GOODWIN MULTI-                            PHOENIX-J.P.
                                  SECTOR FIXED      PHOENIX-HOLLISTER    MORGAN RESEARCH     PHOENIX-JANUS       PHOENIX-JANUS
                                     INCOME           VALUE EQUITY       ENHANCED INDEX       CORE EQUITY       FLEXIBLE INCOME
                                  SUBACCOUNT(6)       SUBACCOUNT(1)        SUBACCOUNT        SUBACCOUNT(1)       SUBACCOUNT(6)
                                 ---------------     ---------------     ---------------     --------------     ---------------
Investment income
    Distributions                $         2,165     $           477     $           755     $           67     $         2,986
Expenses
    Mortality, expense
       risk and administrative
       charges                               -                   -                   -                  -                   -
                                 ---------------     ---------------     ---------------     --------------     ---------------
Net investment income (loss)               2,165                 477                 755                 67               2,986
                                 ---------------     ---------------     ---------------     --------------     ---------------
Net realized gain (loss)
   from share transactions                     4                 (22)                 63                 (5)                -
Net realized gain distribution
   from Fund                                 -                    88                 254                -                 1,389
Net unrealized appreciation
   (depreciation) on investment             (369)               (678)             (7,627)              (420)             (4,265)
                                 ---------------     ---------------     ---------------     --------------     ---------------
Net gain (loss) on investment               (365)               (612)             (7,310)              (425)             (2,876)
Net increase (decrease) in net
   assets resulting from
   operations                    $         1,800     $          (135)    $        (6,555)    $         (358)    $           110
                                 ===============     ===============     ===============     ==============     ===============

                                                                                                                   PHOENIX-
                                                     PHOENIX-MORGAN         PHOENIX-            PHOENIX-           OAKHURST
                                  PHOENIX-JANUS       STANLEY FOCUS         OAKHURST         OAKHURST GROWTH      STRATEGIC
                                     GROWTH              EQUITY             BALANCED           AND INCOME         ALLOCATION
                                  SUBACCOUNT(3)       SUBACCOUNT(6)       SUBACCOUNT(3)       SUBACCOUNT(5)       SUBACCOUNT
                                 ---------------     ---------------     ---------------     --------------     ---------------
Investment income
    Distributions                $           -       $           -       $           186     $          271     $         1,027
Expenses
    Mortality, expense
       risk and administrative
       charges                               -                   -                   -                  -                   -
                                 ---------------     ---------------     ---------------     --------------     ---------------
Net investment income (loss)                 -                   -                   186                271               1,027
                                 ---------------     ---------------     ---------------     --------------     ---------------
Net realized gain (loss)
   from share transactions                (1,567)                -                  (706)                (3)                (20)
Net realized gain distribution
   from Fund                                 -                   -                   -                  -                   462
Net unrealized appreciation
   (depreciation) on investment              562                  61                 560              1,940                 192
                                 ---------------     ---------------     ---------------     --------------     ---------------
Net gain (loss) on investment             (1,005)                 61                (146)             1,937                 634
Net increase (decrease) in net
   assets resulting from
   operations                    $        (1,005)    $            61     $            40     $        2,208     $         1,661
                                 ===============     ===============     ===============     ==============     ===============

                                 PHOENIX-SANFORD     PHOENIX-SANFORD     PHOENIX-SANFORD
                                 BERNSTEIN GLOBAL     BERNSTEIN MID-     BERNSTEIN SMALL-    PHOENIX-SENECA     PHOENIX-SENECA
                                      VALUE             CAP VALUE           CAP VALUE        MID-CAP GROWTH     STRATEGIC THEME
                                  SUBACCOUNT(1)       SUBACCOUNT(1)       SUBACCOUNT(1)       SUBACCOUNT(1)      SUBACCOUNT(1)
                                 ---------------     ---------------     ---------------     --------------     ---------------
Investment income
    Distributions                $             7     $           805     $           355     $          -       $           -
Expenses
    Mortality, expense
       risk and administrative
       charges                               -                   -                   -                  -                   -
                                 ---------------     ---------------     ---------------     --------------     ---------------
Net investment income (loss)                   7                 805                 355                -                   -
                                 ---------------     ---------------     ---------------     --------------     ---------------
Net realized gain (loss)
   from share transactions                    (2)               (991)                  1                 (1)             (3,131)
Net realized gain distribution
   from Fund                                   5                 459                 663                -                   190
Net unrealized appreciation
   (depreciation) on investment              (69)              7,256               2,230                737              (2,193)
                                 ---------------     ---------------     ---------------     --------------     ---------------
Net gain (loss) on investment                (66)              6,724               2,894                736              (5,134)
Net increase (decrease) in net
   assets resulting from
   operations                    $           (59)    $         7,529     $         3,249     $          736     $        (5,134)
                                 ===============     ===============     ===============     ==============     ===============

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001
                                   (CONTINUED)

                                                                         ALGER AMERICAN       DEUTSCHE VIT
                                 AIM V.I. CAPITAL                       LEVERAGED ALLCAP     EAFE(R) EQUITY     DEUTSCHE VIT
                                   APPRECIATION      AIM V.I. VALUE        PORTFOLIO             INDEX         EQUITY 500 INDEX
                                   SUBACCOUNT(2)      SUBACCOUNT(3)       SUBACCOUNT(1)      SUBACCOUNT(6)       SUBACCOUNT(8)
                                 ---------------     ---------------     ---------------     --------------     ---------------
Investment income
    Distributions                $           -       $           116     $           -       $          -       $           -
Expenses
    Mortality, expense
       risk and administrative
       charges                               -                   -                   -                  -                   -
                                 ---------------     ---------------     ---------------     --------------     ---------------
Net investment income (loss)                 -                   116                 -                  -                   -
                                 ---------------     ---------------     ---------------     --------------     ---------------
Net realized gain (loss)
   from share transactions                (2,161)             (1,130)             (3,373)               -                   -
Net realized gain distribution
   from Fund                               1,003               1,766                 317                -                   -
Net unrealized appreciation
   (depreciation) on investment             (754)               (297)              3,223                458              (2,952)
                                 ---------------     ---------------     ---------------     --------------     ---------------
Net gain (loss) on investment             (1,912)                339                 167                458              (2,952)
Net increase (decrease) in net
   assets resulting from
   operations                    $        (1,912)    $           455     $           167     $          458     $        (2,952)
                                 ===============     ===============     ===============     ==============     ===============

                                 FEDERATED FUND
                                    FOR U.S.        FEDERATED HIGH                           VIP GROWTH
                                   GOVERNMENT         INCOME BOND      VIP CONTRAFUND(R)    OPPORTUNITIES        VIP GROWTH
                                  SECURITIES II         FUND II            PORTFOLIO           PORTFOLIO          PORTFOLIO
                                   SUBACCOUNT         SUBACCOUNT(6)       SUBACCOUNT(1)      SUBACCOUNT(2)        SUBACCOUNT
                                 ---------------     ---------------     ---------------     --------------     ---------------
Investment income
    Distributions                $           928     $           -       $           -       $          -       $           -
Expenses
    Mortality, expense
       risk and administrative
       charges                               -                   -                   -                  -                   -
                                 ---------------     ---------------     ---------------     --------------     ---------------
Net investment income (loss)                 928                 -                   -                  -                   -
                                 ---------------     ---------------     ---------------     --------------     ---------------
Net realized gain (loss)
   from share transactions                   171                  34              (1,062)            (1,058)             (3,201)
Net realized gain distribution
   from Fund                                 -                   -                   -                  -                 2,048
Net unrealized appreciation
   (depreciation) on investment              987                 211                 662              2,314              (6,162)
                                 ---------------     ---------------     ---------------     --------------     ---------------
Net gain (loss) on investment              1,158                 245                (400)             1,256              (7,315)
Net increase (decrease) in net
   assets resulting from
   operations                    $         2,086     $           245     $          (400)    $        1,256     $        (7,315)
                                 ===============     ===============     ===============     ==============     ===============

                                                       TEMPLETON           TEMPLETON
                                  MUTUAL SHARES         GROWTH            INTERNATIONAL      TECHNOLOGY         WANGER FOREIGN
                                   SECURITIES          SECURITIES          SECURITIES         PORTFOLIO             FORTY
                                  SUBACCOUNT(3)       SUBACCOUNT(2)        SUBACCOUNT        SUBACCOUNT(3)       SUBACCOUNT(1)
                                 ---------------     ---------------     ---------------     --------------     ---------------
Investment income
    Distributions                $           -       $           -       $           775     $          -       $             2
Expenses
    Mortality, expense
       risk and administrative
       charges                               -                   -                   -                  -                   -
                                 ---------------     ---------------     ---------------     --------------     ---------------
Net investment income (loss)                 -                   -                   775                -                     2
                                 ---------------     ---------------     ---------------     --------------     ---------------
Net realized gain (loss)
   from share transactions                     1              (1,543)                 23             (2,036)                 (1)
Net realized gain distribution
   from Fund                                 -                   -                 6,092                -                   134
Net unrealized appreciation
   (depreciation) on investment            1,436                 126             (10,216)               523                (420)
                                 ---------------     ---------------     ---------------     --------------     ---------------
Net gain (loss) on investment              1,437              (1,417)             (4,101)            (1,513)               (287)
Net increase (decrease) in net
   assets resulting from
   operations                    $         1,437     $        (1,417)    $        (3,326)    $       (1,513)    $          (285)
                                 ===============     ===============     ===============     ==============     ===============

                                     WANGER
                                  INTERNATIONAL                            WANGER U.S.
                                   SMALL CAP          WANGER TWENTY        SMALL CAP
                                   SUBACCOUNT         SUBACCOUNT(4)        SUBACCOUNT
                                 ---------------     ---------------     ---------------
Investment income
    Distributions                $           -       $           -       $            27
Expenses
    Mortality, expense
       risk and administrative
       charges                               -                   -                   -
                                 ---------------     ---------------     ---------------
Net investment income (loss)                 -                   -                    27
                                 ---------------     ---------------     ---------------
Net realized gain (loss)
   from share transactions                     9                   3                 102
Net realized gain distribution
   from Fund                               6,009                 -                   -
Net unrealized appreciation
   (depreciation) on investment          (10,113)              3,075               7,593
                                 ---------------     ---------------     ---------------
Net gain (loss) on investment             (4,095)              3,078               7,695
Net increase (decrease) in net
   assets resulting from
   operations                    $        (4,095)    $         3,078     $         7,722
                                 ===============     ===============     ===============

Footnotes for Statements of Operations
For period ended December 31, 2001

(1)  From inception February 16, 2001 to December 31, 2001
(2)  From inception August 29, 2001 to December 31, 2001
(3)  From inception September 5, 2001 to December 31, 2001
(4)  From inception September 18, 2001 to December 31, 2001
(5)  From inception October 4, 2001 to December 31, 2001
(6)  From inception October 11, 2001 to December 31, 2001
(7)  From inception November 9, 2001 to December 31, 2001
(8)  From inception December 28, 2001 to December 31, 2001

                        See Notes to Financial Statements

                            STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000

                                    OAKHURST                              J.P. MORGAN
                                    STRATEGIC         GOODWIN MONEY         RESEARCH
                                   ALLOCATION            MARKET          ENHANCED INDEX
                                  SUBACCOUNT(1)       SUBACCOUNT(2)       SUBACCOUNT(1)
                                 ---------------     ---------------     ---------------
Investment income
    Distributions                $            51     $         3,586     $            35
Expenses
    Mortality, expense
       risk and administrative
       charges                               -                   -                   -
                                 ---------------     ---------------     ---------------
Net investment income (loss)                  51               3,586                  35
                                 ---------------     ---------------     ---------------
Net realized gain (loss)
   from share transactions                    (5)                -                   (16)
Net realized gain distribution
   from Fund                                 590                 -                    76
Net unrealized appreciation
   (depreciation) on investment             (618)                -                  (195)
                                 ---------------     ---------------     ---------------
Net gain (loss) on investments               (33)                -                  (135)
                                 ---------------     ---------------     ---------------
Net increase (decrease) in net
   assets resulting from
   operations                    $            18     $         3,586     $          (100)
                                 ===============     ===============     ===============

                                                        WANGER
                                   WANGER U.S.       INTERNATIONAL         TEMPLETON
                                    SMALL CAP          SMALL CAP          INTERNATIONAL
                                  SUBACCOUNT(1)       SUBACCOUNT(1)       SUBACCOUNT(1)
                                 ---------------     ---------------     ---------------
Investment income
    Distributions                $           -       $           -       $           -
Expenses
    Mortality, expense
       risk and administrative
       charges                               -                   -                   -
                                 ---------------     ---------------     ---------------
Net investment income (loss)                 -                   -                   -
                                 ---------------     ---------------     ---------------
Net realized gain (loss)
   from share transactions                     8                  (5)                 (2)
Net realized gain distribution
   from Fund                                 -                   -                   -
Net unrealized appreciation
   (depreciation) on investment              474                (136)                263
                                 ---------------     ---------------     ---------------
Net gain (loss) on investments               482                (141)                261
                                 ---------------     ---------------     ---------------
Net increase (decrease) in net
   assets resulting from
   operations                    $           482     $          (141)    $           261
                                 ===============     ===============     ===============

                                  FEDERATED U.S.      BANKERS TRUST
                                   GOVERNMENT          NASDAQ 100         FIDELITY VIP
                                  SECURITIES II         INDEX(R)             GROWTH
                                  SUBACCOUNT(1)       SUBACCOUNT(3)       SUBACCOUNT(1)
                                 ---------------     ---------------     ---------------
Investment income
    Distributions                $           -       $           -       $           -
Expenses
    Mortality, expense
       risk and administrative
       charges                               -                   -                   -
                                 ---------------     ---------------     ---------------
Net investment income (loss)                 -                   -                   -
                                 ---------------     ---------------     ---------------
Net realized gain (loss)
   from share transactions                     1                 -                   (55)
Net realized gain distribution
   from Fund                                 -                   -                   -
Net unrealized appreciation
   (depreciation) on investment               43              (4,984)               (336)
                                 ---------------     ---------------     ---------------
Net gain (loss) on investments                44              (4,984)               (391)
                                 ---------------     ---------------     ---------------
Net increase (decrease) in net
   assets resulting from
   operations                    $            44     $        (4,984)    $          (391)
                                 ===============     ===============     ===============

(1)  From inception November 22, 2000 to December 31, 2000
(2)  From inception October 3, 2000 to December 31, 2000
(3)  From inception November 20, 2000 to December 31, 2000

                        See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                          PHOENIX-           PHOENIX-                              PHOENIX-
                                                          ABERDEEN           ABERDEEN         PHOENIX-AIM          DEUTSCHE
                                                       INTERNATIONAL         NEW ASIA        MID-CAP EQUITY         DOW 30
                                                         SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(2)       SUBACCOUNT
                                                       ---------------    ---------------    ---------------    ---------------
FROM OPERATIONS
    Net investment income (loss)                       $         1,365    $           218    $           -      $         1,600
    Net realized gain (loss)                                        17                (40)               212             (5,566)
    Net unrealized appreciation (depreciation)                 (15,038)              (140)            (5,741)           (20,953)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) resulting from operations          (13,656)                38             (5,529)           (24,919)
                                                       ---------------    ---------------    ---------------    ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
    Participant deposits                                       115,062              1,352             15,243            184,899
    Participant transfers                                       38,015              4,399             39,530           (204,234)
    Participant withdrawals                                     (3,618)                32             (4,424)            (4,743)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net assets resulting
       from participant transactions                           149,459              5,783             50,349            (24,078)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net assets                      135,803              5,821             44,820            (48,997)
NET ASSETS
    Beginning of period                                          2,316              3,833                -              169,974
                                                       ---------------    ---------------    ---------------    ---------------
    End of period                                      $       138,119    $         9,654    $        44,820    $       120,977
                                                       ===============    ===============    ===============    ===============

                                                          PHOENIX-                                                 PHOENIX-
                                                          DEUTSCHE        PHOENIX-DUFF &        PHOENIX-        ENGEMANN SMALL
                                                         NASDAQ-100        PHELPS REAL          ENGEMANN          & MID-CAP
                                                          INDEX(R)      ESTATE SECURITIES    CAPITAL GROWTH         GROWTH
                                                         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                       ---------------  -----------------    ---------------    ---------------
FROM OPERATIONS
    Net investment income (loss)                       $            (1)   $         6,055    $            (1)   $             -
    Net realized gain (loss)                                    (3,250)             1,307               (122)                (5)
    Net unrealized appreciation (depreciation)                 (43,292)             6,614            (39,568)              (657)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) resulting from operations          (46,543)            13,976            (39,691)              (662)
                                                       ---------------    ---------------    ---------------    ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
    Participant deposits                                         7,744             83,000             64,792             12,379
    Participant transfers                                      (53,467)           100,237             31,796              6,538
    Participant withdrawals                                     (3,181)            (6,670)            (4,704)              (135)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net assets resulting
       from participant transactions                           (48,904)           176,567             91,884             18,782
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net assets                      (95,447)           190,543             52,193             18,120
NET ASSETS
    Beginning of period                                        179,623             35,296            121,580              2,466
                                                       ---------------    ---------------    ---------------    ---------------
    End of period                                      $        84,176    $       225,839    $       173,773    $        20,586
                                                       ===============    ===============    ===============    ===============

                          Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                            PHOENIX-GOODWIN                          PHOENIX-J.P.
                                                        PHOENIX-GOODWIN    MULTI-SECTOR FIXED   PHOENIX-HOLLISTER   MORGAN RESEARCH
                                                         MONEY MARKET           INCOME            VALUE EQUITY     ENHANCED INDEX
                                                          SUBACCOUNT           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                       ---------------     ------------------   -----------------  ----------------
FROM OPERATIONS
   Net investment income (loss)                        $       163,491        $     11,360        $      4,604       $       4,718
   Net realized gain (loss)                                        -                    65                 252                (262)
   Net unrealized appreciation (depreciation)                      -                 4,422             (93,098)           (126,004)
                                                       ---------------        ------------        ------------       -------------
   Net increase (decrease) resulting from operations           163,491              15,847             (88,242)           (121,548)
                                                       ---------------        ------------        ------------       -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     14,983,389              93,846             339,400             138,428
   Participant transfers                                    (2,789,537)             27,536             209,442              83,418
   Participant withdrawals                                    (488,135)             (7,321)             (9,488)            (20,138)
                                                       ---------------        ------------        ------------       -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                         11,705,717             114,061             539,354             201,708
                                                       ---------------        ------------        ------------       -------------
   Net increase (decrease) in net assets                    11,869,208             129,908             451,112              80,160
NET ASSETS
   Beginning of period                                       2,873,385              76,264              76,974             442,159
                                                       ---------------        ------------        ------------       -------------
   End of period                                       $    14,742,593        $    206,172        $    528,086       $     522,319
                                                       ===============        ============        ============       =============

                                                                                                                    PHOENIX-KAYNE
                                                        PHOENIX-JANUS        PHOENIX-JANUS       PHOENIX-KAYNE    SMALL-CAP QUALITY
                                                       FLEXIBLE INCOME          GROWTH          LARGE-CAP CORE         VALUE
                                                         SUBACCOUNT           SUBACCOUNT         SUBACCOUNT(7)      SUBACCOUNT(7)
                                                      -----------------      --------------     --------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                        $        16,673        $        -          $        -         $         -
   Net realized gain (loss)                                      1,796                 (33)                -                   -
   Net unrealized appreciation (depreciation)                   18,870             (17,714)                -                     1
                                                       ---------------        ------------        ------------       -------------
   Net increase (decrease) resulting from operations            37,339             (17,747)                -                     1
                                                       ---------------        ------------        ------------       -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        171,199              82,807                 -                15,653
   Participant transfers                                       165,973              19,940              15,653                 -
   Participant withdrawals                                     (15,759)             (1,359)                -                   -
                                                       ---------------        ------------        ------------       -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                            321,413             101,388              15,653              15,653
                                                       ---------------        ------------        ------------       -------------
   Net increase (decrease) in net assets                       358,752              83,641              15,653              15,654
NET ASSETS
   Beginning of period                                         188,655              22,251                 -                   -
                                                       ---------------        ------------        ------------       -------------
   End of period                                       $       547,407        $    105,892        $     15,653       $      15,654
                                                       ===============        ============        ============       =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                         PHOENIX-LORD         PHOENIX-LORD         PHOENIX-LORD      PHOENIX-MFS
                                                         ABBETT BOND-       ABBETT LARGE-CAP     ABBETT MID-CAP    INVESTORS GROWTH
                                                          DEBENTURE              VALUE                VALUE             STOCK
                                                        SUBACCOUNT(7)        SUBACCOUNT(6)        SUBACCOUNT(6)     SUBACCOUNT(3)
                                                       ---------------      ----------------     --------------    ----------------
FROM OPERATIONS
   Net investment income (loss)                        $           -          $          4        $         11       $         -
   Net realized gain (loss)                                        -                     2                 -                    (5)
   Net unrealized appreciation (depreciation)                      -                   189                  63              (9,229)
                                                       ---------------        ------------        ------------       -------------
   Net increase (decrease) resulting from operations               -                   195                  74              (9,234)
                                                       ---------------        ------------        ------------       -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                            -                 2,076               3,880              31,104
   Participant transfers                                        23,480                 -                   -                30,344
   Participant withdrawals                                         -                   (32)                (29)               (595)
                                                       ---------------        ------------        ------------       -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             23,480               2,044               3,851              60,853
                                                       ---------------        ------------        ------------       -------------
   Net increase (decrease) in net assets                        23,480               2,239               3,925              51,619
NET ASSETS
   Beginning of period                                             -                   -                   -                   -
                                                       ---------------        ------------        ------------       -------------
   End of period                                       $        23,480        $      2,239        $      3,925       $      51,619
                                                       ===============        ============        ============       =============

                                                                                                PHOENIX-OAKHURST   PHOENIX-OAKHURST
                                                        PHOENIX-MFS           PHOENIX-MFS          GROWTH AND         STRATEGIC
                                                       INVESTORS TRUST           VALUE               INCOME           ALLOCATION
                                                        SUBACCOUNT(5)         SUBACCOUNT(3)        SUBACCOUNT         SUBACCOUNT
                                                       ---------------       -------------      ----------------    ---------------
FROM OPERATIONS
   Net investment income (loss)                        $           242        $        914        $      1,319       $      15,443
   Net realized gain (loss)                                         (1)                  5                 516                 (71)
   Net unrealized appreciation (depreciation)                   (2,536)             (9,016)            (27,612)            (59,920)
                                                       ---------------        ------------        ------------       -------------
   Net increase (decrease) resulting from operations            (2,295)             (8,097)            (25,777)            (44,548)
                                                       ---------------        ------------        ------------       -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                         77,229              45,753             137,968             354,797
   Participant transfers                                           -               124,862             (13,212)            406,506
   Participant withdrawals                                         (95)             (2,812)             (4,824)            (21,571)
                                                       ---------------        ------------        ------------       -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             77,134             167,803             119,932             739,732
                                                       ---------------        ------------        ------------       -------------
   Net increase (decrease) in net assets                        74,839             159,706              94,155             695,184
NET ASSETS
   Beginning of period                                             -                   -                77,737              87,735
                                                       ---------------        ------------        ------------       -------------
   End of period                                       $        74,839        $    159,706        $    171,892       $     782,919
                                                       ===============        ============        ============       =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                     PHOENIX-SANFORD        PHOENIX-SANFORD     PHOENIX-SANFORD
                                                     BERNSTEIN GLOBAL       BERNSTEIN MID-CAP   BERNSTEIN SMALL-    PHOENIX-SENECA
                                                          VALUE                   VALUE             CAP VALUE       MID-CAP GROWTH
                                                        SUBACCOUNT             SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                     -----------------      -----------------   ----------------    ---------------
FROM OPERATIONS
   Net investment income (loss)                        $           428        $      1,836        $      1,107       $          (1)
   Net realized gain (loss)                                        (25)             18,757              10,085                (286)
   Net unrealized appreciation (depreciation)                   (3,226)            (36,641)            (20,194)            (46,779)
                                                       ---------------        ------------        ------------       -------------
   Net increase (decrease) resulting from operations            (2,823)            (16,048)             (9,002)            (47,066)
                                                       ---------------        ------------        ------------       -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                         38,565              78,016             106,385             117,196
   Participant transfers                                        10,200              70,783              77,218              42,694
   Participant withdrawals                                      (1,711)             (3,889)             (2,159)             (3,060)
                                                       ---------------        ------------        ------------       -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             47,054             144,910             181,444             156,830
                                                       ---------------        ------------        ------------       -------------
   Net increase (decrease) in net assets                        44,231             128,862             172,442             109,764
NET ASSETS
   Beginning of period                                             749             108,570              60,686              47,818
                                                       ---------------        ------------        ------------       -------------
   End of period                                       $        44,980        $    237,432        $    233,128       $     157,582
                                                       ===============        ============        ============       =============

                                                                              PHOENIX-VAN
                                                        PHOENIX-SENECA        KAMPEN FOCUS      AIM V.I. CAPITAL   AIM V.I. PREMIER
                                                        STRATEGIC THEME         EQUITY            APPRECIATION         EQUITY
                                                           SUBACCOUNT          SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
                                                       ----------------      -------------      ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                        $            66        $         37        $        -         $         946
   Net realized gain (loss)                                        (15)                 (2)                (42)                 61
   Net unrealized appreciation (depreciation)                  (34,404)             (4,362)            (10,197)            (61,140)
                                                       ---------------        ------------        ------------       -------------
   Net increase (decrease) resulting from operations           (34,353)             (4,327)            (10,239)            (60,133)
                                                       ---------------        ------------        ------------       -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                         51,677              27,309              59,746             156,734
   Participant transfers                                        37,512               2,217              18,257              89,321
   Participant withdrawals                                      (1,604)               (417)             (1,944)             (4,128)
                                                       ---------------        ------------        ------------       -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             87,585              29,109              76,059             241,927
                                                       ---------------        ------------        ------------       -------------
   Net increase (decrease) in net assets                        53,232              24,782              65,820             181,794
NET ASSETS
   Beginning of period                                          52,755               2,768              12,723              88,173
                                                       ---------------        ------------        ------------       -------------
   End of period                                       $       105,987        $     27,550        $     78,543       $     269,967
                                                       ===============        ============        ============       =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                             FEDERATED FUND
                                                                                FOR U.S.         FEDERATED HIGH
                                                       ALGER AMERICAN          GOVERNMENT         INCOME BOND
                                                      LEVERAGED ALLCAP        SECURITIES II          FUND II      VIP CONTRAFUND(R)
                                                         SUBACCOUNT            SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
                                                      ----------------       --------------      --------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                        $            20        $     12,019        $      2,464       $         414
   Net realized gain (loss)                                     (6,243)                 92                   1                (311)
   Net unrealized appreciation (depreciation)                 (101,618)             41,502              (1,890)            (17,836)
                                                       ---------------        ------------        ------------       -------------
   Net increase (decrease) resulting from operations          (107,841)             53,613                 575             (17,733)
                                                       ---------------        ------------        ------------       -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        216,194             550,845              38,966             118,397
   Participant transfers                                       265,003             214,335              22,493             112,047
   Participant withdrawals                                     (20,431)            (42,492)             (1,524)             (4,542)
                                                       ---------------        ------------        ------------       -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                            460,766             722,688              59,935             225,902
                                                       ---------------        ------------        ------------       -------------
   Net increase (decrease) in net assets                       352,925             776,301              60,510             208,169
NET ASSETS
   Beginning of period                                          69,069             274,165              20,695              34,021
                                                       ---------------        ------------        ------------       -------------
   End of period                                       $       421,994        $  1,050,466        $     81,205       $     242,190
                                                       ===============        ============        ============       =============

                                                                                                                      TEMPLETON
                                                         VIP GROWTH                              MUTUAL SHARES       DEVELOPING
                                                        OPPORTUNITIES          VIP GROWTH          SECURITIES    MARKETS SECURITIES
                                                         SUBACCOUNT            SUBACCOUNT          SUBACCOUNT        SUBACCOUNT(4)
                                                       ---------------       -------------       -------------   ------------------
FROM OPERATIONS
   Net investment income (loss)                        $         1,214        $         65        $      1,078       $         172
   Net realized gain (loss)                                     (1,251)            (18,202)              2,874                 (14)
   Net unrealized appreciation (depreciation)                  (41,289)            (20,853)            (21,149)             (1,741)
                                                       ---------------        ------------        ------------       -------------
   Net increase (decrease) resulting from operations           (41,326)            (38,990)            (17,197)             (1,583)
                                                       ---------------        ------------        ------------       -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                         88,197             109,139             105,160                 -
   Participant transfers                                        18,079              51,965              45,816              13,407
   Participant withdrawals                                      (6,905)            (34,108)            (22,427)               (126)
                                                       ---------------        ------------        ------------       -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             99,371             126,996             128,549              13,281
                                                       ---------------        ------------        ------------       -------------
   Net increase (decrease) in net assets                        58,045              88,006             111,352              11,698
NET ASSETS
   Beginning of period                                         150,988              85,022              80,903                 -
                                                       ---------------        ------------        ------------       -------------
   End of period                                       $       209,033        $    173,028        $    192,255       $      11,698
                                                       ===============        ============        ============       =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                                                                     SCUDDER VIT
                                                      TEMPLETON FOREIGN      TEMPLETON GLOBAL   TEMPLETON GROWTH    EAFE(R) EQUITY
                                                          SECURITIES         ASSET ALLOCATION      SECURITIES           INDEX
                                                         SUBACCOUNT           SUBACCOUNT(1)       SUBACCOUNT(1)       SUBACCOUNT
                                                      -----------------      ----------------    ---------------     -------------
FROM OPERATIONS
   Net investment income (loss)                        $         1,274        $        204        $      3,123       $         334
   Net realized gain (loss)                                       (251)                (10)              2,912                  (9)
   Net unrealized appreciation (depreciation)                  (24,035)             (1,043)            (43,005)             (5,013)
                                                       ---------------        ------------        ------------       -------------
   Net increase (decrease) resulting from operations           (23,012)               (849)            (36,970)             (4,688)
                                                       ---------------        ------------        ------------       -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                         67,790               2,905             188,629               3,558
   Participant transfers                                        53,505              12,318              96,127               1,150
   Participant withdrawals                                      (6,534)               (249)             (2,128)               (465)
                                                       ---------------        ------------        ------------       -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                            114,761              14,974             282,628               4,243
                                                       ---------------        ------------        ------------       -------------
   Net increase (decrease) in net assets                        91,749              14,125             245,658                (445)
NET ASSETS
   Beginning of period                                          70,807                 -                34,543              21,219
                                                       ---------------        ------------        ------------       -------------
   End of period                                       $       162,556        $     14,125        $    280,201       $      20,774
                                                       ===============        ============        ============       =============

                                                                                                                       WANGER
                                                        SCUDDER VIT                              WANGER FOREIGN     INTERNATIONAL
                                                      EQUITY 500 INDEX        TECHNOLOGY              FORTY           SMALL CAP
                                                         SUBACCOUNT           SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                                      ----------------       -------------        -------------     -------------
FROM OPERATIONS
   Net investment income (loss)                        $         1,750        $        (42)       $        -         $           6
   Net realized gain (loss)                                    (31,062)                (56)                (20)                 35
   Net unrealized appreciation (depreciation)                   (9,394)            (10,758)             (3,941)            (17,010)
                                                       ---------------        ------------        ------------       -------------
   Net increase (decrease) resulting from operations           (38,706)            (10,856)             (3,961)            (16,969)
                                                       ---------------        ------------        ------------       -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                            218              12,155               3,521             119,643
   Participant transfers                                      (267,864)             10,339              16,641              41,948
   Participant withdrawals                                      (1,301)               (213)               (454)             (6,028)
                                                       ---------------        ------------        ------------       -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                           (268,947)             22,281              19,708             155,563
                                                       ---------------        ------------        ------------       -------------
   Net increase (decrease) in net assets                      (307,653)             11,425              15,747             138,594
NET ASSETS
   Beginning of period                                         353,671              10,706               9,395              35,657
                                                       ---------------        ------------        ------------       -------------
   End of period                                       $        46,018        $     22,131        $     25,142       $     174,251
                                                       ===============        ============        ============       =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                               WANGER U.S.
                                                        WANGER TWENTY      SMALLER COMPANIES
                                                          SUBACCOUNT           SUBACCOUNT
                                                       ----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                        $             1        $         97
   Net realized gain (loss)                                        (68)                 15
   Net unrealized appreciation (depreciation)                   (3,494)            (70,073)
                                                       ---------------        ------------
   Net increase (decrease) resulting from operations            (3,561)            (69,961)
                                                       ---------------        ------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                         32,834             296,497
   Participant transfers                                        26,814             216,331
   Participant withdrawals                                        (991)            (18,157)
                                                       ---------------        ------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             58,657             494,671
                                                       ---------------        ------------
   Net increase (decrease) in net assets                        55,096             424,710
NET ASSETS
   Beginning of period                                          25,616             139,949
                                                       ---------------        ------------
   End of period                                       $        80,712        $    564,659
                                                       ===============        ============

Footnotes for Statements of Changes in Net Assets
For period ended December 31, 2002

(1)  From inception January 7, 2002 to December 31, 2002.
(2)  From inception February 22, 2002 to December 31, 2002.
(3)  From inception April 2, 2002 to December 31, 2002.
(4)  From inception April 15, 2002 to December 31, 2002.
(5)  From inception June 27, 2002 to December 31, 2002.
(6)  From inception September 24, 2002 to December 31, 2002.
(7)  From inception December 31, 2002 to December 31, 2002.

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                                                                     PHOENIX-
                                             PHOENIX-           PHOENIX-           PHOENIX-          DEUTSCHE     PHOENIX-DUFF &
                                             ABERDEEN         ABERDEEN NEW        DEUTSCHE          NASDAQ-100     PHELPS REAL
                                           INTERNATIONAL          ASIA             DOW 30            INDEX(R)    ESTATE SECURITIES
                                           SUBACCOUNT(1)      SUBACCOUNT(3)     SUBACCOUNT(6)       SUBACCOUNT      SUBACCOUNT(1)
                                           -------------    ----------------    -------------     -------------  -----------------
FROM OPERATIONS
   Net investment income (loss)            $        -       $            56     $       1,475     $         -       $          795
   Net realized gain (loss)                          64              (1,212)              348                 6               (240)
   Net unrealized appreciation
      (depreciation)                               (717)                258             3,021            (5,939)               251
                                           ------------     ---------------     -------------     -------------     --------------
   Net increase (decrease) resulting
      from operations                              (653)               (898)            4,844            (5,933)               806
                                           ------------     ---------------     -------------     -------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                           3,050                 -              43,835            41,299             16,792
   Participant transfers                            -                 4,731           121,295           124,241             17,825
   Participant withdrawals                          (81)                -                 -                 -                 (127)
                                           ------------     ---------------     -------------     -------------     --------------
   Net increase (decrease) in net assets
      resulting from participant
         transactions                             2,969               4,731           165,130           165,540             34,490
                                           ------------     ---------------     -------------     -------------     --------------
   Net increase (decrease) in net assets          2,316               3,833           169,974           159,607             35,296
NET ASSETS
   Beginning of period                              -                   -                 -              20,016                -
                                           ------------     ---------------     -------------     -------------     --------------
   End of period                           $      2,316     $         3,833     $     169,974     $     179,623     $       35,296
                                           ============     ===============     =============     =============     ==============

                                                                                 PHOENIX-          PHOENIX-
                                             PHOENIX-          PHOENIX-          ENGEMANN        FEDERATED U.S.         PHOENIX-
                                             ENGEMANN          ENGEMANN         SMALL & MID-      GOVERNMENT        GOODWIN MONEY
                                          CAPITAL GROWTH     NIFTY FIFTY         CAP GROWTH          BOND               MARKET
                                           SUBACCOUNT(7)     SUBACCOUNT(6)      SUBACCOUNT(1)     SUBACCOUNT(2)       SUBACCOUNT
                                           -------------    ---------------     -------------    --------------     ---------------
FROM OPERATIONS
   Net investment income (loss)            $        -       $           -       $           1     $         -       $       28,936
   Net realized gain (loss)                         -                   -                 (24)             (149)               -
   Net unrealized appreciation
      (depreciation)                             (1,457)                483              (797)              -                  -
                                           ------------     ---------------     -------------     -------------     --------------
   Net increase (decrease) resulting
      from operations                            (1,457)                483              (820)             (149)            28,936
                                           ------------     ---------------     -------------     -------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                           4,053               8,306             3,383            27,636          5,083,869
   Participant transfers                        118,984                 -                 -                 -           (1,686,232)
   Participant withdrawals                          -                  (662)              (97)          (27,487)        (1,060,698)
                                           ------------     ---------------     -------------     -------------     --------------
   Net increase (decrease) in net assets
      resulting from participant
         transactions                           123,037               7,644             3,286               149          2,336,939
                                           ------------     ---------------     -------------     -------------     --------------
   Net increase (decrease) in net assets        121,580               8,127             2,466               -            2,365,875
NET ASSETS
   Beginning of period                              -                   -                 -                 -              507,510
                                           ------------     ---------------     -------------     -------------     --------------
   End of period                           $    121,580     $         8,127     $       2,466     $         -       $    2,873,385
                                           ============     ===============     =============     =============     ==============

                                             PHOENIX-
                                          GOODWIN MULTI-                         PHOENIX-J.P.
                                           SECTOR FIXED    PHOENIX-HOLLISTER   MORGAN RESEARCH    PHOENIX-JANUS    PHOENIX-JANUS
                                              INCOME          VALUE EQUITY     ENHANCED INDEX      CORE EQUITY    FLEXIBLE INCOME
                                           SUBACCOUNT(6)     SUBACCOUNT(1)       SUBACCOUNT       SUBACCOUNT(1)     SUBACCOUNT(6)
                                          ---------------  -----------------   ---------------    -------------   ---------------
FROM OPERATIONS
   Net investment income (loss)            $      2,165     $           477     $         755     $          67     $        2,986
   Net realized gain (loss)                           4                  66               317                (5)             1,389
   Net unrealized appreciation
      (depreciation)                               (369)               (678)           (7,627)             (420)            (4,265)
                                           ------------     ---------------     -------------     -------------     --------------
   Net increase (decrease) resulting
      from operations                             1,800                (135)           (6,555)             (358)               110
                                           ------------     ---------------     -------------     -------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                          48,773              79,239           357,040             6,197              3,163
   Participant transfers                         26,515                 -              94,254             4,453            185,442
   Participant withdrawals                         (824)             (2,130)          (11,338)             (190)               (60)
                                           ------------     ---------------     -------------     -------------     --------------
   Net increase (decrease) in net assets
       resulting from participant
          transactions                           74,464              77,109           439,956            10,460            188,545
                                           ------------     ---------------     -------------     -------------     --------------
   Net increase (decrease) in net assets         76,264              76,974           433,401            10,102            188,655
NET ASSETS
   Beginning of period                              -                   -               8,758               -                  -
                                           ------------     ---------------     -------------     -------------     --------------
   End of period                           $     76,264     $        76,974     $     442,159     $      10,102     $      188,655
                                           ============     ===============     =============     =============     ==============

                                                                                                                       PHOENIX-
                                                            PHOENIX-MORGAN        PHOENIX-          PHOENIX-           OAKHURST
                                           PHOENIX-JANUS    STANLEY FOCUS         OAKHURST      OAKHURST GROWTH       STRATEGIC
                                              GROWTH           EQUITY             BALANCED         AND INCOME         ALLOCATION
                                           SUBACCOUNT(3)     SUBACCOUNT(6)      SUBACCOUNT(3)     SUBACCOUNT(5)       SUBACCOUNT
                                          ---------------  ----------------    --------------    --------------     --------------
FROM OPERATIONS
   Net investment income (loss)            $        -       $           -       $         186     $         271     $        1,027
   Net realized gain (loss)                      (1,567)                -                (706)               (3)               442
   Net unrealized appreciation
      (depreciation)                                562                  61               560             1,940                192
                                           ------------     ---------------     -------------     -------------     --------------
  Net increase (decrease) resulting
      from operations                            (1,005)                 61                40             2,208              1,661
                                           ------------     ---------------     -------------     -------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                           7,997               2,801            22,513            45,786             77,711
   Participant transfers                         15,259                 -              14,119            29,743             14,139
   Participant withdrawals                          -                   (94)              -                 -              (12,432)
                                           ------------     ---------------     -------------     -------------     --------------
   Net increase (decrease) in net assets
      resulting from participant
          transactions                           23,256               2,707            36,632            75,529             79,418
                                           ------------     ---------------     -------------     -------------     --------------
   Net increase (decrease) in net assets         22,251               2,768            36,672            77,737             81,079
NET ASSETS
   Beginning of period                              -                   -                 -                 -                6,656
                                           ------------     ---------------     -------------     -------------     --------------
   End of period                           $     22,251     $         2,768     $      36,672     $      77,737     $       87,735
                                           ============     ===============     =============     =============     ==============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001
                                  (CONTINUED)

                                          PHOENIX-SANFORD   PHOENIX-SANFORD    PHOENIX-SANFORD       PHOENIX-          PHOENIX-
                                         BERNSTEIN GLOBAL    BERNSTEIN MID-    BERNSTEIN SMALL-     SENECA MID-    SENECA STRATEGIC
                                              VALUE            CAP VALUE          CAP VALUE         CAP GROWTH          THEME
                                          SUBACCOUNT(1)      SUBACCOUNT(1)      SUBACCOUNT(1)      SUBACCOUNT(1)     SUBACCOUNT(1)
                                         ----------------   ---------------    ----------------   --------------   -----------------
FROM OPERATIONS
   Net investment income (loss)            $          7     $           805     $         355     $         -       $          -
   Net realized gain (loss)                           3                (532)              664                (1)            (2,941)
   Net unrealized appreciation
      (depreciation)                                (69)              7,256             2,230               737             (2,193)
                                           ------------     ---------------     -------------     -------------     --------------
   Net increase (decrease) resulting
      from operations                               (59)              7,529             3,249               736             (5,134)
                                           ------------     ---------------     -------------     -------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                             845              72,432            26,464            42,843             13,944
   Participant transfers                            -                28,609            30,973             4,874             43,945
   Participant withdrawals                          (37)                -                 -                (635)               -
                                           ------------     ---------------     -------------     -------------     --------------
   Net increase (decrease) in net assets
    resulting from participant
       transactions                                 808             101,041            57,437            47,082             57,889
                                           ------------     ---------------     -------------     -------------     --------------
   Net increase (decrease) in net assets            749             108,570            60,686            47,818             52,755
NET ASSETS
   Beginning of period                              -                   -                 -                 -                  -
                                           ------------     ---------------     -------------     -------------     --------------
   End of period                           $        749     $       108,570     $      60,686     $      47,818     $       52,755
                                           ============     ===============     =============     =============     ==============

                                                                                ALGER AMERICAN    DEUTSCHE VIT
                                         AIM V.I. CAPITAL                      LEVERAGED ALLCAP  EAFE(R) EQUITY     DEUTSCHE VIT
                                           APPRECIATION     AIM V.I. VALUE        PORTFOLIO          INDEX         EQUITY 500 INDEX
                                           SUBACCOUNT(2)     SUBACCOUNT(3)      SUBACCOUNT(1)     SUBACCOUNT(6)      SUBACCOUNT(8)
                                         ----------------   ---------------    ---------------   --------------    ----------------
FROM OPERATIONS
   Net investment income (loss)            $         (1)    $           116     $         -       $         -       $          -
   Net realized gain (loss)                      (1,157)                636            (3,056)              -                  -
   Net unrealized appreciation
      (depreciation)                               (754)               (297)            3,223               458             (2,952)
                                           ------------     ---------------     -------------     -------------     --------------
   Net increase (decrease) resulting
      from operations                            (1,912)                455               167               458             (2,952)
                                           ------------     ---------------     -------------     -------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                           2,537               4,731            35,545            14,385            356,623
   Participant transfers                         12,098              82,987            33,357             6,645                -
   Participant withdrawals                          -                   -                 -                (269)               -
                                           ------------     ---------------     -------------     -------------     --------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                               14,635              87,718            68,902            20,761            356,623
                                           ------------     ---------------     -------------     -------------     --------------
   Net increase (decrease) in net assets         12,723              88,173            69,069            21,219            353,671
NET ASSETS
   Beginning of period                              -                   -                 -                 -                  -
                                           ------------     ---------------     -------------     -------------     --------------
   End of period                           $     12,723     $        88,173     $      69,069     $      21,219     $      353,671
                                           ============     ===============     =============     =============     ==============

                                         FEDERATED FUND
                                             FOR U.S.        FEDERATED HIGH                         VIP GROWTH
                                           GOVERNMENT         INCOME BOND      VIP CONTRAFUND(R)   OPPORTUNITIES       VIP GROWTH
                                          SECURITIES II         FUND II            PORTFOLIO         PORTFOLIO          PORTFOLIO
                                           SUBACCOUNT        SUBACCOUNT(6)       SUBACCOUNT(1)     SUBACCOUNT(2)       SUBACCOUNT
                                         --------------     ---------------    -----------------  --------------    ----------------
FROM OPERATIONS
   Net investment income (loss)            $        928     $           -       $         -       $         -       $          -
   Net realized gain (loss)                         171                  34            (1,062)           (1,058)            (1,153)
   Net unrealized appreciation
      (depreciation)                                987                 211               662             2,314             (6,162)
                                           ------------     ---------------     -------------     -------------     --------------
   Net increase (decrease) resulting
      from operations                             2,086                 245              (400)            1,256             (7,315)
                                           ------------     ---------------     -------------     -------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                          71,757               9,635            22,895            27,120             74,423
   Participant transfers                        206,948              11,238            11,727           122,612             16,951
   Participant withdrawals                      (10,212)               (423)             (201)              -              (14,076)
                                           ------------     ---------------     -------------     -------------     --------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                              268,493              20,450            34,421           149,732             77,298
                                           ------------     ---------------     -------------     -------------     --------------
   Net increase (decrease) in net assets        270,579              20,695            34,021           150,988             69,983
NET ASSETS
   Beginning of period                            3,586                 -                 -                 -               15,039
                                           ------------     ---------------     -------------     -------------     --------------
   End of period                           $    274,165     $        20,695     $      34,021     $     150,988     $       85,022
                                           ============     ===============     =============     =============     ==============

                                                              TEMPLETON           TEMPLETON
                                           MUTUAL SHARES        GROWTH           INTERNATIONAL     TECHNOLOGY      WANGER FOREIGN
                                            SECURITIES        SECURITIES          SECURITIES       PORTFOLIO           FORTY
                                           SUBACCOUNT(3)     SUBACCOUNT(2)        SUBACCOUNT      SUBACCOUNT(3)      SUBACCOUNT(1)
                                           -------------    ---------------     -------------     --------------  -----------------
FROM OPERATIONS
   Net investment income (loss)            $        -       $           -       $         775     $         -       $            2
   Net realized gain (loss)                           1              (1,543)            6,115            (2,036)               133
   Net unrealized appreciation
      (depreciation)                              1,436                 126           (10,216)              523               (420)
                                           ------------     ---------------     -------------     -------------     --------------
   Net increase (decrease) resulting
      from operations                             1,437              (1,417)           (3,326)           (1,513)              (285)
                                           ------------     ---------------     -------------     -------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                          23,192                 -              51,848               528              3,661
   Participant transfers                         56,274              35,960            23,545            11,691              6,202
   Participant withdrawals                          -                   -              (7,511)              -                 (183)
                                           ------------     ---------------     -------------     -------------     --------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                               79,466              35,960            67,882            12,219              9,680
                                           ------------     ---------------     -------------     -------------     --------------
   Net increase (decrease) in net assets         80,903              34,543            64,556            10,706              9,395
NET ASSETS
   Beginning of period                              -                   -               6,251               -                  -
                                           ------------     ---------------     -------------     -------------     --------------
   End of period                           $     80,903     $        34,543     $      70,807     $      10,706     $        9,395
                                           ============     ===============     =============     =============     ==============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001
                                   (CONTINUED)

                                             WANGER
                                          INTERNATIONAL                           WANGER U.S.
                                           SMALL CAP         WANGER TWENTY         SMALL CAP
                                           SUBACCOUNT        SUBACCOUNT(4)        SUBACCOUNT
                                          -------------      --------------      -------------
FROM OPERATIONS
   Net investment income (loss)            $        -        $          -        $          27
   Net realized gain (loss)                       6,018                   3                102
   Net unrealized appreciation
      (depreciation)                            (10,113)              3,075              7,593
                                           ------------     ---------------     --------------
   Net increase (decrease) resulting
      from operations                            (4,095)              3,078              7,722
                                           ------------     ---------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                          23,184              10,936             77,275
   Participant transfers                         15,059              11,956             50,141
   Participant withdrawals                       (3,530)               (354)            (4,636)
                                           ------------     ---------------     --------------
   Net increase (decrease) in net assets
       resulting from participant
          transactions                           34,713              22,538            122,780
                                           ------------     ---------------     --------------
   Net increase (decrease) in net assets         30,618              25,616            130,502
NET ASSETS
   Beginning of period                            5,039                 -                9,447
                                           ------------     ---------------     --------------
   End of period                           $     35,657     $        25,616     $      139,949
                                           ============     ===============     ==============

Footnotes for Statements of Changes in Net Assets
For period ended December 31, 2001

(1)  From inception February 16, 2001 to December 31, 2001
(2)  From inception August 29, 2001 to December 31, 2001
(3)  From inception September 5, 2001 to December 31, 2001
(4)  From inception September 18, 2001 to December 31, 2001
(5)  From inception October 4, 2001 to December 31, 2001
(6)  From inception October 11, 2001 to December 31, 2001
(7)  From inception November 9, 2001 to December 31, 2001
(8)  From inception December 28, 2001 to December 31, 2001

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000

                                                                                                                  J.P. MORGAN
                                                               OAKHURST                                            RESEARCH
                                                              STRATEGIC                GOODWIN MONEY               ENHANCED
                                                             ALLOCATION                    MARKET                    INDEX
                                                            SUBACCOUNT(1)              SUBACCOUNT(2)             SUBACCOUNT(1)
                                                         -------------------        -------------------        -------------------
FROM OPERATIONS
   Net investment income (loss)                          $                51        $             3,586        $                35
   Net realized gain (loss)                                              585                        -                           60
   Net unrealized appreciation (depreciation)                           (618)                       -                         (195)
                                                         -------------------        -------------------        -------------------
   Net increase (decrease) resulting from operations                      18                      3,586                       (100)
                                                         -------------------        -------------------        -------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                8,855                    530,550                     11,258
   Participant transfers                                                 -                      (25,320)                       -
   Participant withdrawals                                            (2,217)                    (1,306)                    (2,400)
                                                         -------------------        -------------------        -------------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                    6,638                    503,924                      8,858
                                                         -------------------        -------------------        -------------------
   Net increase (decrease) in net assets                               6,656                    507,510                      8,758
NET ASSETS
   Beginning of period                                                   -                          -                          -
                                                         -------------------        -------------------        -------------------
   End of period                                         $             6,656        $           507,510        $             8,758
                                                         ===================        ===================        ===================

                                                                                          WANGER
                                                              WANGER U.S.              INTERNATIONAL                TEMPLETON
                                                              SMALL CAP                 SMALL CAP                 INTERNATIONAL
                                                            SUBACCOUNT(1)             SUBACCOUNT(1)               SUBACCOUNT(1)
                                                        --------------------        -------------------        -------------------
FROM OPERATIONS
   Net investment income (loss)                          $                -         $               -          $               -
   Net realized gain (loss)                                                 8                        (5)                        (2)
   Net unrealized appreciation (depreciation)                             474                      (136)                       263
                                                         -------------------        -------------------        -------------------
   Net increase (decrease) resulting from operations                      482                      (141)                       261
                                                         -------------------        -------------------        -------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                10,579                     6,147                      7,415
   Participant transfers                                                 -                          -                          -
   Participant withdrawals                                            (1,614)                      (967)                    (1,425)
                                                         -------------------        -------------------        -------------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                    8,965                      5,180                      5,990
                                                         -------------------        -------------------        -------------------
   Net increase (decrease) in net assets                               9,447                      5,039                      6,251
NET ASSETS
        Beginning of period                                              -                          -                          -
                                                         -------------------        -------------------        -------------------
        End of period                                    $             9,447        $             5,039        $             6,251
                                                         ===================        ===================        ===================

                                                           FEDERATED U.S.             BANKERS TRUST
                                                            GOVERNMENT                  NASDAQ 100                FIDELITY VIP
                                                           SECURITIES II                 INDEX(R)                   GROWTH
                                                           SUBACCOUNT(1)               SUBACCOUNT(3)              SUBACCOUNT(1)
                                                        --------------------        -------------------        -------------------
FROM OPERATIONS
    Net investment income (loss)                        $                -          $               -          $               -
    Net realized gain (loss)                                               1                        -                         (55)
    Net unrealized appreciation (depreciation)                            43                     (4,984)                      (336)
                                                         -------------------        -------------------        -------------------
    Net increase (decrease) resulting from operations                     44                     (4,984)                      (391)
                                                         -------------------        -------------------        -------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                4,524                        -                       19,207
   Participant transfers                                                 -                       25,000                        -
   Participant withdrawals                                              (982)                       -                       (3,777)
                                                         -------------------        -------------------        -------------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                    3,542                     25,000                     15,430
                                                         -------------------        -------------------        -------------------
   Net increase (decrease) in net assets                               3,586                     20,016                     15,039
NET ASSETS
   Beginning of period                                                   -                          -                          -
                                                         -------------------        -------------------        -------------------
   End of period                                         $             3,586        $            20,016        $            15,039
                                                         ===================        ===================        ===================

(1)  From inception November 22, 2000 to December 31, 2000
(2)  From inception October 3, 2000 to December 31, 2000
(3)  From inception November 20, 2000 to December 31, 2000

                        See Notes to Financial Statements

                             PHOENIX CORPORATE EDGE
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

       The Phoenix Life Variable Universal Life Account (the "Account"), is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 17, 1985. The Account currently consists of 55 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Scudder VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2002, all subaccounts were available for investment.

       Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account and the Guaranteed Interest Account ("GIA").

       The investment objectives as listed below in no way conflict with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

-----------------------------------------------------------------------------------------------------------------------------------
SERIES NAME                                            INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                  High total return consistent with reasonable risk.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                       Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                      Long-term growth of capital.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series       Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Dow 30 Series                         Track the total return of the Dow Jones Industrial Average(SM) before fund expenses.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Nasdaq-100 Index(R) Series            Track the total return of the Nasdaq-100 Index(R) before fund expenses.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series    Capital appreciation and income with approximately equal emphasis.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                 Intermediate and long-term growth of capital appreciation, with income as a secondary consideration.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series         Long-term growth of capital.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                    As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series       Long-term total return.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                  Long-term capital appreciation. The series has a secondary investment objective to seek current income.
-----------------------------------------------------------------------------------------------------------------------------------
                                                       High total return by investing in a broadly diversified portfolio of equity
Phoenix-J.P. Morgan Research Enhanced Index Series     securities of large and medium capitalization companies within the market sectors found in the S&P 500.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                   Maximum total return consistent with the preservation of capital.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                            Long-term growth of capital in a manner consistent with the preservation of capital.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core Series                    Long-term capital appreciation with dividend income as a secondary consideration.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series           Long-term capital appreciation with dividend income as a secondary consideration.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series      Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                  Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                   Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series              High current income and long-term capital appreciation to produce a high total return.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series             Capital appreciation with income as a secondary consideration.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series               Capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series              Long-term growth of capital and future income rather than current income.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                     Long-term growth of capital and secondarily to provide reasonable current income.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                               Capital appreciation and reasonable income.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series              Dividend growth, current income and capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series           High total return over an extended period of time consistent with prudent investment risk.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series          Long-term capital growth through investment in equity securities of foreign and U.S. companies.
-----------------------------------------------------------------------------------------------------------------------------------

                             PHOENIX CORPORATE EDGE
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
SERIES NAME                                            INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series         Long-term capital appreciation. Current income is a secondary investment objective.
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Long-term capital appreciation by investing primarily in small
Phoenix-Sanford Bernstein Small-Cap Value Series       capitalization stocks that appear to be undervalued. Current income is a secondary investment objective.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                   Capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                  Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series  Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Focus Equity Series                 Capital appreciation by investing primarily in equity securities.
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                     Growth of capital.
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                           Long-term growth of capital with income as a secondary objective.
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio              Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II       Current income.
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                     High current income.
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                            Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                     Capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                   Capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                          Capital appreciation with income as a secondary objective.
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund           Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                      Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                 High total return.
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                       Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                  Replicate, as closely as possible, before expenses, the performance of the
                                                       EAFE(R) Index which measures international stock market performance.
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Replicate, as closely as possible, before expenses, the performance of the
Scudder VIT Equity 500 Index Fund                      Standard & Poor's 500 Index which emphasizes stocks of large U.S.
                                                       companies.
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Long-term capital appreciation by investing primarily in equity securities
Technology Portfolio                                   of companies that the Adviser expects will benefit from their involvement in technology-related industries.
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                   Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                         Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                          Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                          Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

       A. VALUATION OF INVESTMENTS: Investments are made exclusively in the funds and are valued at the net asset values per share of the respective series.

       B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the funds as well as gains and losses on sales of shares in the funds determined on the LIFO (last in, first out) basis.

       C. INCOME TAXES: The Account is not a separate entity from Phoenix and, under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

       D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

       E. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles adopted or in effect in the United States of America require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

       F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2002, there were no contracts in the payout (annuitization) period.

                                     PHOENIX CORPORATE EDGE
                         PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                 NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS

   Purchases and sales of shares of the Funds for the period ended December 31, 2002 aggregated the following:

SUBACCOUNT                                                           PURCHASES             SALES
----------                                                           ---------             -----
The Phoenix Edge Series Fund
   Phoenix-Aberdeen International Series                            $   154,714          $    3,890
   Phoenix-Aberdeen New Asia Series                                       7,427               1,426
   Phoenix-AIM Mid-Cap Equity Series                                     54,841               4,446
   Phoenix-Deutsche Dow 30 Series                                       206,748             228,999
   Phoenix-Deutsche Nasdaq-100 Index(R) Series                           12,481              61,385
   Phoenix-Duff & Phelps Real Estate Securities Series                  200,513              16,707
   Phoenix-Engemann Capital Growth Series                                96,347               4,463
   Phoenix-Engemann Small & Mid-Cap Growth Series                        18,932                 150
   Phoenix-Goodwin Money Market Series                               15,122,315           3,253,102
   Phoenix-Goodwin Multi-Sector Fixed Income Series                     148,412              22,991
   Phoenix-Hollister Value Equity Series                                567,859              23,901
   Phoenix-J.P. Morgan Research Enhanced Index Series                   233,361              26,953
   Phoenix-Janus Flexible Income Series                                 362,531              22,675
   Phoenix-Janus Growth Series                                          104,540               3,152
   Phoenix-Kayne Large-Cap Core Series                                   15,653                   -
   Phoenix-Kayne Small-Cap Quality Value Series                          15,653                   -
   Phoenix-Lord Abbett Bond-Debenture Series                             23,480                   -
   Phoenix-Lord Abbett Large-Cap Value Series                             2,072                  24
   Phoenix-Lord Abbett Mid-Cap Value Series                               3,882                  20
   Phoenix-MFS Investors Growth Stock Series                             61,197                 341
   Phoenix-MFS Investors Trust Series                                    77,697                 306
   Phoenix-MFS Value Series                                             170,560               1,806
   Phoenix-Oakhurst Growth and Income Series                            175,291              54,041
   Phoenix-Oakhurst Strategic Allocation Series                         774,887              19,712
   Phoenix-Sanford Bernstein Global Value Series                         49,454               1,975
   Phoenix-Sanford Bernstein Mid-Cap Value Series                       218,593              54,652
   Phoenix-Sanford Bernstein Small-Cap Value Series                     219,802              27,011
   Phoenix-Seneca Mid-Cap Growth Series                                 182,476              25,646
   Phoenix-Seneca Strategic Theme Series                                 88,771               1,187
   Phoenix-Van Kampen Focus Equity Series                                29,519                 410

                                     PHOENIX CORPORATE EDGE
                         PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                 NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                           PURCHASES             SALES
----------                                                           ---------             -----
AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund                               $    76,908          $      849
   AIM V.I. Premier Equity Fund                                         251,738               8,865

The Alger American Fund
   Alger American Leveraged AllCap Portfolio                            485,199              24,411

Federated Insurance Series
   Federated Fund for U.S. Government Securities II                     779,913              45,204
   Federated High Income Bond Fund II                                    63,142                 743

Fidelity(R) Variable Insurance Products
   VIP Contrafund(R) Portfolio                                          233,551               7,233
   VIP Growth Opportunities Portfolio                                   107,508               6,922
   VIP Growth Portfolio                                                 164,535              37,438

Franklin Templeton Variable Insurance Products Trust -- Class 2
   Mutual Shares Securities Fund                                        165,577              33,275
   Templeton Developing Markets Securities Fund                          16,986               3,533
   Templeton Foreign Securities Fund                                    130,240              14,201
   Templeton Global Asset Allocation Fund                                15,635                 457
   Templeton Growth Securities Fund                                     303,308              14,483

 Scudder VIT Funds
   Scudder VIT EAFE(R) Equity Index Fund                                  5,979               1,402
   Scudder VIT Equity 500 Index Fund                                      9,096             276,296

The Universal Institutional Funds, Inc.
   Technology Portfolio                                                  24,673               2,392

 Wanger Advisors Trust
   Wanger Foreign Forty                                                  23,760               4,052
   Wanger International Small Cap                                       169,946              14,382
   Wanger Twenty                                                         70,186              11,529
   Wanger U.S. Smaller Companies                                        517,509              22,838

                             PHOENIX CORPORATE EDGE
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES

    A summary of Financial Highlights of the Account for the periods ended December 31, 2002 and 2001 follows:

                                                                            PERIOD ENDED
                                                                             DECEMBER 31,
                                                                   -----------------------------
                                                                      2002               2001
                                                                   ----------          ---------
THE PHOENIX EDGE SERIES FUND
   PHOENIX-ABERDEEN INTERNATIONAL SERIES(1)
   Units                                                              206,808              2,955
   Unit Value, end of period                                        $0.667861          $0.783921
   Net assets, end of period (thousands)                            $     138          $       2
   Mortality and Expense fees as a % of average net assets                  -                  -
   Net investment income as a % of average net assets                    2.04%                 -
   Total return                                                        (14.81%)           (21.67%)

   PHOENIX-ABERDEEN NEW ASIA SERIES(3)
   Units                                                                8,858              3,725
   Unit Value, end of period                                        $1.089800          $1.029226
   Net assets, end of period (thousands)                            $      10          $       4
   Mortality and Expense fees as a % of average net assets                  -                  -
   Net investment income as a % of average net assets                    2.86%              5.45%(16)
   Total return                                                          5.89%              4.35%

   PHOENIX-AIM MID-CAP EQUITY SERIES(10)
   Units                                                               47,205                  -
   Unit Value, end of period                                        $0.949475                  -
   Net assets, end of period (thousands)                            $      45                  -
   Mortality and Expense fees as a % of average net assets                  -                  -
   Net investment income as a % of average net assets                       -                  -
   Total return                                                        (10.30%)                -

   PHOENIX-DEUTSCHE DOW 30 SERIES(6)
   Units                                                              151,138            179,439
   Unit Value, end of period                                        $0.800437          $0.947252
   Net assets, end of period (thousands)                            $     121          $     170
   Mortality and Expense fees as a % of average net assets                  -                  -
   Net investment income as a % of average net assets                    1.28%              9.06%(16)
   Total return                                                        (15.50%)             8.76%

   PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R) SERIES
   Units                                                              251,544            335,064
   Unit Value, end of period                                        $0.334637          $0.536083
   Net assets, end of period (thousands)                            $      84          $     180
   Mortality and Expense fees as a % of average net assets                  -                  -
   Net investment income as a % of average net assets                       -                  -
   Total return                                                        (37.58%)           (33.04%)

                             PHOENIX CORPORATE EDGE
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                            PERIOD ENDED
                                                                             DECEMBER 31,
                                                                   -----------------------------
                                                                      2002               2001
                                                                   ----------          ---------
   PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(1)
   Units                                                                181,287            31,756
   Unit Value, end of period                                        $  1.245754        $ 1.111468
   Net assets, end of period (thousands)                            $       226        $       35
   Mortality and Expense fees as a % of average net assets                    -                 -
   Net investment income as a % of average net assets                      4.34%             6.13%(16)
   Total return                                                           12.08%            11.15%

   PHOENIX-ENGEMANN CAPITAL GROWTH SERIES(7)
   Units                                                                263,903           138,830
   Unit Value, end of period                                        $  0.658474        $ 0.875741
   Net assets, end of period (thousands)                            $       174        $      122
   Mortality and Expense fees as a % of average net assets                    -                 -
   Net investment income as a % of average net assets                         -                 -
   Total return                                                          (24.81%)            4.18%

   PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES(1)
   Units                                                                 38,237             3,261
   Unit Value, end of period                                        $  0.538375        $ 0.756199
   Net assets, end of period (thousands)                            $        21        $        2
   Mortality and Expense fees as a % of average net assets                    -                 -
   Net investment income as a % of average net assets                         -              0.05%(16)
   Total return                                                          (28.81%)          (24.38%)

   PHOENIX-GOODWIN MONEY MARKET SERIES
   Units                                                             13,790,781         2,726,065
   Unit Value, end of period                                        $  1.069018        $ 1.054041
   Net assets, end of period (thousands)                            $    14,743        $    2,873
   Mortality and Expense fees as a % of average net assets                   -                  -
   Net investment income as a % of average net assets                      1.38%             2.84%
   Total return                                                            1.42%             3.82%

   PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES
   Units                                                                182,133            74,108
   Unit Value, end of period                                        $  1.131984        $ 1.029096
   Net assets, end of period (thousands)                            $       206        $       76
   Mortality and Expense fees as a % of average net assets                    -                 -
   Net investment income as a % of average net assets                      7.51%            17.05%(16)
   Total return                                                           10.00%             3.52%

                             PHOENIX CORPORATE EDGE
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                            PERIOD ENDED
                                                                             DECEMBER 31,
                                                                   -----------------------------
                                                                      2002               2001
                                                                   ----------          ---------
   PHOENIX-HOLLISTER VALUE EQUITY SERIES
   Units                                                              793,344             90,276
   Unit Value, end of period                                        $0.665645          $0.852646
   Net assets, end of period (thousands)                            $     528          $      77
   Mortality and Expense fees as a % of average net assets                  -                  -
   Net investment income as a % of average net assets                    1.38%              2.69%(16)
   Total return                                                        (21.93%)           (14.74%)

   PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES
   Units                                                              791,339            511,236
   Unit Value, end of period                                        $0.660045          $0.864883
   Net assets, end of period (thousands)                            $     522          $     442
   Mortality and Expense fees as a % of average net assets                  -                  -
   Net investment income as a % of average net assets                    0.99%              1.32%
   Total return                                                        (23.68%)           (11.90%)

   PHOENIX-JANUS FLEXIBLE INCOME SERIES
   Units                                                              476,841            181,781
   Unit Value, end of period                                        $1.147990          $1.037812
   Net assets, end of period (thousands)                            $     547          $     189
   Mortality and Expense fees as a % of average net assets                  -                  -
   Net investment income as a % of average net assets                    5.11%             32.16%(16)
   Total return                                                         10.62%             (0.60%)

   PHOENIX-JANUS GROWTH SERIES
   Units                                                              168,634             25,216
   Unit Value, end of period                                        $0.627943          $0.882424
   Net assets, end of period (thousands)                            $     106          $      22
   Mortality and Expense fees as a % of average net assets                  -                  -
   Net investment income as a % of average net assets                       -                  -
   Total return                                                        (28.84%)             2.65%

   PHOENIX-KAYNE LARGE-CAP CORE SERIES(15)
   Units                                                               16,213                  -
   Unit Value, end of period                                        $0.965490                  -
   Net assets, end of period (thousands)                            $      16                  -
   Mortality and Expense fees as a % of average net assets                  -                  -
   Net investment income as a % of average net assets                       -                  -
   Total return                                                          0.00%                 -

                             PHOENIX CORPORATE EDGE
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                            PERIOD ENDED
                                                                             DECEMBER 31,
                                                                   -----------------------------
                                                                      2002               2001
                                                                   ----------          ---------
   PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(15)
   Units                                                               15,498                -
   Unit Value, end of period                                        $1.010049                -
   Net assets, end of period (thousands)                            $      16                -
   Mortality and Expense fees as a % of average net assets                  -                -
   Net investment income as a % of average net assets                       -                -
   Total return                                                          0.00%(17)           -

   PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(15)
   Units                                                               24,320                -
   Unit Value, end of period                                        $1.063643                -
   Net assets, end of period (thousands)                            $      23                -
   Mortality and Expense fees as a % of average net assets                  -                -
   Net investment income as a % of average net assets                       -                -
   Total return                                                          0.00%(17)           -

   PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(14)
   Units                                                                2,256                -
   Unit Value, end of period                                        $0.992413                -
   Net assets, end of period (thousands)                            $       2                -
   Mortality and Expense fees as a % of average net assets                  -                -
   Net investment income as a % of average net assets                    0.66%(16)           -
   Total return                                                          9.43%               -

   PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(14)
   Units                                                                3,923                -
   Unit Value, end of period                                        $1.000402                -
   Net assets, end of period (thousands)                            $       4                -
   Mortality and Expense fees as a % of average net assets                  -                -
   Net investment income as a % of average net assets                    2.19%(16)           -
   Total return                                                          7.41%               -

   PHOENIX-MFS INVESTORS GROWTH STOCK SERIES(11)
   Units                                                               66,792                -
   Unit Value, end of period                                        $0.772824                -
   Net assets, end of period (thousands)                            $      52                -
   Mortality and Expense fees as a % of average net assets                  -                -
   Net investment income as a % of average net assets                       -                -
   Total return                                                        (24.57%)              -

                             PHOENIX CORPORATE EDGE
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                            PERIOD ENDED
                                                                             DECEMBER 31,
                                                                   -----------------------------
                                                                      2002               2001
                                                                   ----------          ---------
   PHOENIX-MFS INVESTORS TRUST SERIES(13)
   Units                                                               90,637                  -
   Unit Value, end of period                                        $0.825705                  -
   Net assets, end of period (thousands)                            $      75                  -
   Mortality and Expense fees as a % of average net assets                  -                  -
   Net investment income as a % of average net assets                    0.93%(16)             -
   Total return                                                         (9.18%)                -

   PHOENIX-MFS VALUE SERIES(11)
   Units                                                              175,323                  -
   Unit Value, end of period                                        $0.910921                  -
   Net assets, end of period (thousands)                            $     160                  -
   Mortality and Expense fees as a % of average net assets                  -                  -
   Net investment income as a % of average net assets                    2.57%(16)             -
   Total return                                                        (16.87%)                -

   PHOENIX-OAKHURST GROWTH AND INCOME SERIES(5)
   Units                                                              231,821             81,238
   Unit Value, end of period                                        $0.741485          $0.956905
   Net assets, end of period (thousands)                            $     172          $      78
   Mortality and Expense fees as a % of average net assets                  -                  -
   Net investment income as a % of average net assets                    1.31%              2.04%(16)
   Total return                                                        (22.51%)             6.90%

   PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES
   Units                                                              865,694             85,780
   Unit Value, end of period                                        $0.904398          $1.022800
   Net assets, end of period (thousands)                            $     783          $      88
   Mortality and Expense fees as a % of average net assets                  -                  -
   Net investment income as a % of average net assets                    3.10%              3.42%
   Total return                                                        (11.58%)             1.87%

   PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES(1)
   Units                                                               56,593                806
   Unit Value, end of period                                        $0.794790          $0.929232
   Net assets, end of period (thousands)                            $      45          $       1
   Mortality and Expense fees as a % of average net assets                  -                  -
   Net investment income as a % of average net assets                    1.79%              1.05%(16)
   Total return                                                        (14.47%)            (7.08%)

                             PHOENIX CORPORATE EDGE
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                            PERIOD ENDED
                                                                             DECEMBER 31,
                                                                   -----------------------------
                                                                      2002               2001
                                                                   ----------          ---------
   PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(1)
   Units                                                              223,948             93,650
   Unit Value, end of period                                        $1.060210          $1.159325
   Net assets, end of period (thousands)                            $     237          $     109
   Mortality and Expense fees as a % of average net assets                  -                  -
   Net investment income as a % of average net assets                    1.24%              4.45%(16)
   Total return                                                         (8.55%)            15.93%

   PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(1)
   Units                                                              235,906             56,168
   Unit Value, end of period                                        $0.988222          $1.080436
   Net assets, end of period (thousands)                            $     233          $      61
   Mortality and Expense fees as a % of average net assets                  -                  -
   Net investment income as a % of average net assets                    0.80%              2.42%(16)
   Total return                                                         (8.53%)             8.04%

   PHOENIX-SENECA MID-CAP GROWTH SERIES(1)
   Units                                                              308,636             63,219
   Unit Value, end of period                                        $0.510577          $0.756395
   Net assets, end of period (thousands)                            $     158          $      48
   Mortality and Expense fees as a % of average net assets                  -                  -
   Net investment income as a % of average net assets                       -                  -
   Total return                                                        (32.50%)           (24.36%)

   PHOENIX-SENECA STRATEGIC THEME SERIES(1)
   Units                                                              225,485             72,976
   Unit Value, end of period                                        $0.470040          $0.722909
   Net assets, end of period (thousands)                            $     106          $      53
   Mortality and Expense fees as a % of average net assets                  -                  -
   Net investment income as a % of average net assets                    0.08%                 -
   Total return                                                        (34.98%)           (27.71%)

   PHOENIX-VAN KAMPEN FOCUS EQUITY SERIES(6)
   Units                                                               40,254              2,854
   Unit Value, end of period                                        $0.684382          $0.969701
   Net assets, end of period (thousands)                            $      28          $       3
   Mortality and Expense fees as a % of average net assets                  -                  -
   Net investment income as a % of average net assets                    0.26%                 -
   Total return                                                        (29.42%)             2.65%

                             PHOENIX CORPORATE EDGE
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                            PERIOD ENDED
                                                                             DECEMBER 31,
                                                                   -----------------------------
                                                                      2002               2001
                                                                   ----------          ---------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. CAPITAL APPRECIATION FUND(2)
   Units                                                              111,465             13,658
   Unit Value, end of period                                        $0.704648          $0.931523
   Net assets, end of period (thousands)                            $      79          $      13
   Mortality and Expense fees as a % of average net assets                  -                  -
   Net investment income as a % of average net assets                       -                  -
   Total return                                                        (24.36%)             0.73%

   AIM V.I. PREMIER EQUITY FUND(3)
   Units                                                              409,641             93,308
   Unit Value, end of period                                        $0.659033          $0.944961
   Net assets, end of period (thousands)                            $     270          $      88
   Mortality and Expense fees as a % of average net assets                  -                  -
   Net investment income as a % of average net assets                    0.55%                 -
   Total return                                                        (30.26%)             2.18%

THE ALGER AMERICAN FUND
   ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO(1)
   Units                                                              735,227             79,530
   Unit Value, end of period                                        $0.573964          $0.868461
   Net assets, end of period (thousands)                            $     422          $      69
   Mortality and Expense fees as a % of average net assets                  -                  -
   Net investment income as a % of average net assets                    0.01%                 -
   Total return                                                        (33.91%)           (13.15%)

FEDERATED INSURANCE SERIES
   Federated Fund for U.S. Government Securities II
   Units                                                              877,356            249,700
   Unit Value, end of period                                        $1.197309          $1.097978
   Net assets, end of period (thousands)                            $   1,050          $     274
   Mortality and Expense fees as a % of average net assets                  -                  -
   Net investment income as a % of average net assets                    2.04%              2.49%
   Total return                                                          9.05%              7.03%

   FEDERATED HIGH INCOME BOND FUND II(6)
   Units                                                               80,507             20,802
   Unit Value, end of period                                        $1.008665          $0.994847
   Net assets, end of period (thousands)                            $      81          $      21
   Mortality and Expense fees as a % of average net assets                  -                  -
   Net investment income as a % of average net assets                    4.79%                 -
   Total return                                                          1.39%              5.03%

                             PHOENIX CORPORATE EDGE
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                            PERIOD ENDED
                                                                             DECEMBER 31,
                                                                   -----------------------------
                                                                      2002               2001
                                                                   ----------         ----------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
   VIP CONTRAFUND(R) PORTFOLIO(1)
   Units                                                              289,915             36,887
   Unit Value, end of period                                        $0.835382          $0.922303
   Net assets, end of period (thousands)                            $     242          $      34
   Mortality and Expense fees as a % of average net assets                  -                  -
   Net investment income as a % of average net assets                    0.29%                 -
   Total return                                                         (9.42%)            (7.77%)

   VIP GROWTH OPPORTUNITIES PORTFOLIO(2)
   Units                                                              281,345            158,682
   Unit Value, end of period                                        $0.742979          $0.951516
   Net assets, end of period (thousands)                            $     209          $     151
   Mortality and Expense fees as a % of average net assets                  -                  -
   Net investment income as a % of average net assets                    0.71%                 -
   Total return                                                        (21.92%)            (0.13%)

   VIP GROWTH PORTFOLIO
   Units                                                              312,984            107,306
   Unit Value, end of period                                        $0.553064          $0.792334
   Net assets, end of period (thousands)                            $     173          $      85
   Mortality and Expense fees as a % of average net assets                  -                  -
   Net investment income as a % of average net assets                    0.05%                 -
   Total return                                                        (30.20%)           (17.73%)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST--CLASS 2
   MUTUAL SHARES SECURITIES FUND(3)
   Units                                                              221,890             82,345
   Unit Value, end of period                                        $0.866444          $0.982491
   Net assets, end of period (thousands)                            $     192          $      81
   Mortality and Expense fees as a % of average net assets                  -                  -
   Net investment income as a % of average net assets                    0.84%                 -
   Total return                                                        (11.81%)            (2.03%)

   TEMPLETON DEVELOPING MARKETS SECURITIES FUND(12)
   Units                                                               12,527                  -
   Unit Value, end of period                                        $0.933802                  -
   Net assets, end of period (thousands)                            $      12                  -
   Mortality and Expense fees as a % of average net assets                  -                  -
   Net investment income as a % of average net assets                    2.26%(16)             -
   Total return                                                        (12.95%)                -

                             PHOENIX CORPORATE EDGE
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                            PERIOD ENDED
                                                                             DECEMBER 31,
                                                                   -----------------------------
                                                                      2002               2001
                                                                   ----------          ---------
   TEMPLETON FOREIGN SECURITIES FUND
   Units                                                              226,283             80,270
   Unit Value, end of period                                        $0.718373          $0.882099
   Net assets, end of period (thousands)                            $     163          $      71
   Mortality and Expense fees as a % of average net assets                  -                  -
   Net investment income as a % of average net assets                    1.21%              2.57%
   Total return                                                        (18.56%)           (15.99%)

   TEMPLETON GLOBAL ASSET ALLOCATION FUND(9)
   Units                                                               15,329                  -
   Unit Value, end of period                                        $0.921437                  -
   Net assets, end of period (thousands)                            $      14                  -
   Mortality and Expense fees as a % of average net assets                  -                  -
   Net investment income as a % of average net assets                    1.64%(16)             -
   Total return                                                         (6.69%)                -

   TEMPLETON GROWTH SECURITIES FUND(2)
   Units                                                              346,574             34,826
   Unit Value, end of period                                        $0.808501          $0.991887
   Net assets, end of period (thousands)                            $     280          $      35
   Mortality and Expense fees as a % of average net assets                  -                  -
   Net investment income as a % of average net assets                    2.05%                 -
   Total return                                                        (18.49%)            (1.08%)

SCUDDER VIT FUNDS
   SCUDDER VIT EAFE(R) EQUITY INDEX FUND(6)
   Units                                                               29,592             23,697
   Unit Value, end of period                                        $0.702033          $0.895408
   Net assets, end of period (thousands)                            $      21          $      21
   Mortality and Expense fees as a % of average net assets                  -                  -
   Net investment income as a % of average net assets                    1.70%                 -
   Total return                                                        (21.60%)             1.70%

   SCUDDER VIT EQUITY 500 INDEX FUND(8)
   Units                                                               55,560            334,777
   Unit Value, end of period                                        $0.828252          $1.056437
   Net assets, end of period (thousands)                            $      46          $     354
   Mortality and Expense fees as a % of average net assets                  -                  -
   Net investment income as a % of average net assets                    1.42%                 -
   Total return                                                        (21.60%)            (0.83%)

                             PHOENIX CORPORATE EDGE
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                            PERIOD ENDED
                                                                             DECEMBER 31,
                                                                   -----------------------------
                                                                      2002               2001
                                                                   ----------          ---------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
   TECHNOLOGY PORTFOLIO(3)
   Units                                                               48,389             11,900
   Unit Value, end of period                                        $0.459113          $0.899633
   Net assets, end of period (thousands)                            $      22          $      11
   Mortality and Expense fees as a % of average net assets                  -                  -
   Net investment income as a % of average net assets                   (0.23%)                -
   Total return                                                        (48.97%)             9.50%

WANGER ADVISORS TRUST
   WANGER FOREIGN FORTY(1)
   Units                                                               40,372             12,780
   Unit Value, end of period                                        $0.622746          $0.735165
   Net assets, end of period (thousands)                            $      25          $       9
   Mortality and Expense fees as a % of average net assets                  -                  -
   Net investment income as a % of average net assets                       -               0.10%(16)
   Total return                                                        (15.29%)           (26.48%)

   WANGER INTERNATIONAL SMALL CAP
   Units                                                              268,820             47,400
   Unit Value, end of period                                        $0.648207          $0.752252
   Net assets, end of period (thousands)                            $     174          $      36
   Mortality and Expense fees as a % of average net assets                  -                  -
   Net investment income as a % of average net assets                    0.01%                 -
   Total return                                                        (13.83%)           (21.16%)

   WANGER TWENTY(4)
   Units                                                               80,313             23,548
   Unit Value, end of period                                        $1.004975          $1.087822
   Net assets, end of period (thousands)                            $      81          $      26
   Mortality and Expense fees as a % of average net assets                  -                  -
   Net investment income as a % of average net assets                       -                  -
   Total return                                                         (7.62%)            20.85%

   WANGER U.S. SMALLER COMPANIES
   Units                                                              574,313            118,418
   Unit Value, end of period                                        $0.983192          $1.181860
   Net assets, end of period (thousands)                            $     565          $     140
   Mortality and Expense fees as a % of average net assets                  -                  -
   Net investment income as a % of average net assets                    0.03%              0.05%
   Total return                                                        (16.81%)            11.39%

                        PHOENIX CORPORATE EDGE
             PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

(1)   From inception February 16, 2001 to December 31, 2001.
(2)   From inception August 29, 2001 to December 31, 2001.
(3)   From inception September 5, 2001 to December 31, 2001.
(4)   From inception September 18, 2001 to December 31, 2001.
(5)   From inception October 4, 2001 to December 31, 2001.
(6)   From inception October 11, 2001 to December 31, 2001.
(7)   From inception November 9, 2001 to December 31, 2001.
(8)   From inception December 28, 2001 to December 31, 2001.
(9)   From inception January 7, 2002 to December 31, 2002.
(10)  From inception February 22, 2002 to December 31, 2002.
(11)  From inception April 2, 2002 to December 31, 2002.
(12)  From inception April 15, 2002 to December 31, 2002.
(13)  From inception June 27, 2002 to December 31, 2002.
(14)  From inception September 24, 2002 to December 31, 2002.
(15)  From inception December 31, 2002 to December 31, 2002.
(16)  Annualized.
(17)  Amount is less than 0.00%.

                             PHOENIX CORPORATE EDGE
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                      SUBACCOUNT
                                                 ----------------------------------------------------------------------------------
                                                PHOENIX-ABERDEEN
                                                 INTERNATIONAL        PHOENIX-ABERDEEN       PHOENIX-AIM MID-      PHOENIX-DEUTSCHE
                                                     SERIES            NEW ASIA SERIES      CAP EQUITY SERIES       DOW 30 SERIES
                                                ----------------      ----------------      -----------------      ----------------
Units outstanding, beginning of period                   2,955                  3,725                     -               179,439
Participant deposits                                   155,015                  2,339                16,417               184,464
Participant transfers                                   54,177                  2,768                35,255              (207,217)
Participant withdrawals                                 (5,339)                    26                (4,467)               (5,548)
                                                ----------------------------------------------------------------------------------
Units outstanding, end of period                       206,808                  8,858                47,205               151,138
                                                ==================================================================================

                                                PHOENIX-DEUTSCHE        PHOENIX-DUFF &        PHOENIX-ENGEMANN     PHOENIX-ENGEMANN
                                               NASDAQ-100 INDEX(R)    PHELPS REAL ESTATE       CAPITAL GROWTH       SMALL & MID-CAP
                                                     SERIES           SECURITIES SERIES           SERIES             GROWTH SERIES
                                               -------------------    -------------------    -----------------     ----------------
Units outstanding, beginning of period                 335,064                 31,756               138,830                 3,261
Participant deposits                                    17,195                 68,596                93,655                23,378
Participant transfers                                  (91,779)                86,380                38,269                11,842
Participant withdrawals                                 (8,936)                (5,445)               (6,851)                 (244)
                                               -----------------------------------------------------------------------------------
Units outstanding, end of period                       251,544                181,287               263,903                38,237
                                               ===================================================================================

                                                                                                                   PHOENIX-J.P.
                                              PHOENIX-GOODWIN        PHOENIX-GOODWIN       PHOENIX-HOLLISTER      MORGAN RESEARCH
                                                MONEY MARKET       MULTI-SECTOR FIXED        VALUE EQUITY         ENHANCED INDEX
                                                   SERIES             INCOME SERIES             SERIES                SERIES
                                              ----------------     ------------------      -----------------      ---------------
Units outstanding, beginning of period               2,726,065                 74,108                90,276               511,236
Participant deposits                                14,169,098                 88,391               453,745               190,935
Participant transfers                               (2,645,404)                26,427               262,664               116,570
Participant withdrawals                               (458,978)                (6,793)              (13,341)              (27,402)
                                              ------------------------------------------------------------------------------------
Units outstanding, end of period                    13,790,781                182,133               793,344               791,339
                                              ====================================================================================

                                                 PHOENIX-JANUS                                PHOENIX-KAYNE         PHOENIX-KAYNE
                                                FLEXIBLE INCOME         PHOENIX-JANUS         LARGE-CAP CORE      SMALL-CAP QUALITY
                                                     SERIES             GROWTH SERIES             SERIES             VALUE SERIES
                                                ---------------         -------------         --------------      -----------------
Units outstanding, beginning of period                 181,781                 25,216                     -                     -
Participant deposits                                   156,512                122,330                     -                15,498
Participant transfers                                  152,925                 23,073                16,213                     -
Participant withdrawals                                (14,377)                (1,985)                    -                     -
                                                ----------------------------------------------------------------------------------
Units outstanding, end of period                       476,841                168,634                16,213                15,498
                                                ==================================================================================

                             PHOENIX CORPORATE EDGE
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                     SUBACCOUNT
                                                 --------------------------------------------------------------------------------
                                                   PHOENIX-LORD           PHOENIX-LORD          PHOENIX-LORD        PHOENIX-MFS
                                                    ABBETT BOND-        ABBETT LARGE-CAP       ABBETT MID-CAP     INVESTORS GROWTH
                                                 DEBENTURE SERIES         VALUE SERIES          VALUE SERIES        STOCK SERIES
                                                 ----------------       ----------------       ---------------    ----------------
Units outstanding, beginning of period                          -                      -                     -                   -
Participant deposits                                            -                  2,289                 3,953              37,033
Participant transfers                                      24,320                      -                     -              30,484
Participant withdrawals                                         -                    (33)                  (30)               (725)
                                                -----------------------------------------------------------------------------------
Units outstanding, end of period                           24,320                  2,256                 3,923              66,792
                                                ===================================================================================

                                                  PHOENIX-MFS                                PHOENIX-OAKHURST     PHOENIX-OAKHURST
                                                INVESTORS TRUST           PHOENIX-MFS           GROWTH AND           STRATEGIC
                                                     SERIES              VALUE SERIES         INCOME SERIES       ALLOCATION SERIES
                                                ---------------        ----------------      ----------------     -----------------
Units outstanding, beginning of period                        -                       -                81,238                85,780
Participant deposits                                     90,770                  49,655               162,739               393,266
Participant transfers                                         -                 128,744                (6,085)              409,756
Participant withdrawals                                    (133)                 (3,076)               (6,071)              (23,108)
                                                ------------------------------------------------------------------------------------
Units outstanding, end of period                         90,637                 175,323               231,821               865,694
                                                ====================================================================================

                                                  PHOENIX-SANFORD       PHOENIX-SANFORD       PHOENIX-SANFORD        PHOENIX-SENECA
                                                 BERNSTEIN GLOBAL      BERNSTEIN MID-CAP      BERNSTEIN SMALL-       MID-CAP GROWTH
                                                   VALUE SERIES           VALUE SERIES        CAP VALUE SERIES           SERIES
                                                 ---------------       ----------------       ---------------       ---------------
Units outstanding, beginning of period                       806                 93,650                56,168                63,219
Participant deposits                                      45,383                 69,775               104,786               194,337
Participant transfers                                     12,612                 64,091                77,114                56,080
Participant withdrawals                                   (2,208)                (3,568)               (2,162)               (5,000)
                                                ------------------------------------------------------------------------------------
Units outstanding, end of period                          56,593                223,948               235,906               308,636
                                                ====================================================================================

                                                 PHOENIX-SENECA          PHOENIX-VAN
                                                 STRATEGIC THEME         KAMPEN FOCUS        AIM V.I. CAPITAL      AIM V.I. PREMIER
                                                     SERIES             EQUITY SERIES       APPRECIATION FUND        EQUITY FUND
                                                 ---------------        -------------       -----------------      ----------------
Units outstanding, beginning of period                   72,976                  2,854                13,658                93,308
Participant deposits                                     91,074                 35,548                78,422               221,915
Participant transfers                                    64,272                  2,343                22,072               100,543
Participant withdrawals                                  (2,837)                  (491)               (2,687)               (6,125)
                                                -----------------------------------------------------------------------------------
Units outstanding, end of period                        225,485                 40,254               111,465               409,641
                                                ===================================================================================

                             PHOENIX CORPORATE EDGE
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                     SUBACCOUNT
                                                -----------------------------------------------------------------------------------
                                                 ALGER AMERICAN      FEDERATED FUND FOR       FEDERATED HIGH
                                                LEVERAGED ALLCAP      U.S. GOVERNMENT       INCOME BOND FUND     VIP CONTRAFUND(R)
                                                   PORTFOLIO            SECURITIES II               II                PORTFOLIO
                                                ----------------     ------------------     -----------------    ------------------
Units outstanding, beginning of period                   79,530                249,700                20,802                36,887
Participant deposits                                    333,386                475,619                39,103               133,244
Participant transfers                                   354,516                188,328                22,137               124,910
Participant withdrawals                                 (32,205)               (36,291)               (1,535)               (5,126)
                                                -----------------------------------------------------------------------------------
Units outstanding, end of period                        735,227                877,356                80,507               289,915
                                                ===================================================================================

                                                                                                                     TEMPLETON
                                                  VIP GROWTH                                                         DEVELOPING
                                                 OPPORTUNITIES          VIP GROWTH            MUTUAL SHARES      MARKETS SECURITIES
                                                    PORTFOLIO            PORTFOLIO           SECURITIES FUND            FUND
                                                ----------------        -----------          ---------------     ------------------
Units outstanding, beginning of period                  158,682             107,306                  82,345                     -
Participant deposits                                    109,634             176,476                 117,814                     -
Participant transfers                                    21,787              83,870                  46,862                12,664
Participant withdrawals                                  (8,758)            (54,668)                (25,131)                 (137)
                                                -----------------------------------------------------------------------------------
Units outstanding, end of period                        281,345             312,984                 221,890                12,527
                                                ===================================================================================

                                                                                                                     SCUDDER VIT
                                                                       TEMPLETON GLOBAL                             EAFE(R) EQUITY
                                                 TEMPLETON FOREIGN     ASSET ALLOCATION       TEMPLETON GROWTH          INDEX
                                                  SECURITIES FUND            FUND             SECURITIES FUND            FUND
                                                ------------------     ----------------       -----------------     ---------------
Units outstanding, beginning of period                     80,270                    -                  34,826              23,697
Participant deposits                                      101,426                3,118                 216,915               4,880
Participant transfers                                      52,718               12,473                  97,383               1,599
Participant withdrawals                                    (8,131)                (262)                 (2,550)               (584)
                                                -----------------------------------------------------------------------------------
Units outstanding, end of period                          226,283               15,329                 346,574              29,592
                                                ===================================================================================

                                                   SCUDDER VIT                                                        WANGER
                                                 EQUITY 500 INDEX        TECHNOLOGY           WANGER FOREIGN    INTERNATIONAL SMALL
                                                      FUND                PORTFOLIO                FORTY                CAP
                                                -----------------        -----------           ---------------   -------------------
Units outstanding, beginning of period                   334,777              11,900                   12,780               47,400
Participant deposits                                         210              23,865                    5,331              171,699
Participant transfers                                   (278,105)             13,000                   31,619               58,770
Participant withdrawals                                   (1,322)               (376)                  (9,358)              (9,049)
                                                -----------------------------------------------------------------------------------
Units outstanding, end of period                          55,560              48,389                   40,372              268,820
                                                ===================================================================================

                             PHOENIX CORPORATE EDGE
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                              SUBACCOUNT
                                                ---------------------------------------
                                                                         WANGER U.S.
                                                  WANGER TWENTY       SMALLER COMPANIES
                                                ----------------      -----------------
Units outstanding, beginning of period                   23,548                118,418
Participant deposits                                     32,288                285,390
Participant transfers                                    25,443                187,743
Participant withdrawals                                    (966)               (17,238)
                                                ---------------------------------------
Units outstanding, end of period                         80,313                574,313
                                                =======================================

                             PHOENIX CORPORATE EDGE
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2001 (IN UNITS)

                                                                                     SUBACCOUNT
                                                 -----------------------------------------------------------------------------
                                                    PHOENIX-                                                       PHOENIX-
                                                    ABERDEEN                                                       DEUTSCHE
                                                 INTERNATIONAL        PHOENIX-ABERDEEN     PHOENIX-DEUTSCHE       NASDAQ-100
                                                   SERIES(1)          NEW ASIA SERIES(3)   DOW 30 SERIES(6)    INDEX(R) SERIES
                                                 --------------       ------------------   ----------------    ---------------
Units outstanding, beginning of period                       -                         -                  -             25,000
Participant deposits                                     3,037                         -             40,340             20,404
Participant transfers                                        -                     3,725            139,099            289,660
Participant withdrawals                                    (82)                        -                  -                  -
                                                 ------------------------------------------------------------------------------
Units outstanding, end of period                         2,955                     3,725            179,439            335,064
                                                 ==============================================================================

                                                PHOENIX-DUFF &           PHOENIX-             PHOENIX-
                                                  PHELPS REAL           ENGEMANN             ENGEMANN
                                               ESTATE SECURITIES     CAPITAL GROWTH         NIFTY FIFTY
                                                  SERIES(1)             SERIES(7)            SERIES(6)
                                               ------------------    --------------         ------------
Units outstanding, beginning of period                          -                 -                    -
Participant deposits                                       18,238             3,592                9,633
Participant transfers                                      13,656           135,238                    -
Participant withdrawals                                      (138)                -                 (558)
                                               ----------------------------------------------------------
Units outstanding, end of period                           31,756           138,830                9,075
                                               ==========================================================

                                                    PHOENIX-             PHOENIX-                                 PHOENIX-
                                                 ENGEMANN SMALL       FEDERATED U.S.                           GOODWIN MULTI-
                                                     & MID-             GOVERNMENT         PHOENIX-GOODWIN      SECTOR FIXED
                                                   CAP GROWTH              BOND             MONEY MARKET           INCOME
                                                   SERIES(1)           SUBACCOUNT(2)           SERIES            SERIES(6)
                                                ---------------       --------------      ----------------     --------------
Units outstanding, beginning of period                        -                    -               499,874                  -
Participant deposits                                      3,359               26,480             4,359,871             49,008
Participant transfers                                         -                    -            (1,224,498)            25,928
Participant withdrawals                                     (98)             (26,480)             (909,182)              (828)
                                                 -----------------------------------------------------------------------------
Units outstanding, end of period                          3,261                    -             2,726,065             74,108
                                                 =============================================================================

                                                                        PHOENIX-J.P.
                                              PHOENIX-HOLLISTER       MORGAN RESEARCH        PHOENIX-JANUS
                                                 VALUE EQUITY          ENHANCED INDEX         CORE EQUITY
                                                  SERIES(1)                SERIES              SERIES(1)
                                              -----------------       ----------------       -------------
Units outstanding, beginning of period                        -                  8,919                   -
Participant deposits                                     92,096                307,260               5,617
Participant transfers                                         -                204,817               6,095
Participant withdrawals                                  (1,820)                (9,760)               (173)
                                               ------------------------------------------------------------
Units outstanding, end of period                         90,276                511,236              11,539
                                               ============================================================

                                             PHOENIX-JANUS                                   PHOENIX-             PHOENIX-
                                                FLEXIBLE              PHOENIX-JANUS        MORGAN STANLEY         OAKHURST
                                                INCOME                   GROWTH             FOCUS EQUITY          BALANCED
                                               SERIES(6)                SERIES(3)             SERIES(6)           SERIES(3)
                                            --------------            -------------        --------------        -----------
Units outstanding, beginning of period                  -                         -                     -                  -
Participant deposits                                3,281                     7,376                 2,943             22,749
Participant transfers                             178,562                    17,840                     -             13,501
Participant withdrawals                               (62)                        -                   (89)                 -
                                                 ----------------------------------------------------------------------------
Units outstanding, end of period                  181,781                    25,216                 2,854             36,250
                                                 ============================================================================

                                                  PHOENIX-              PHOENIX-
                                              OAKHURST GROWTH           OAKHURST          PHOENIX-SANFORD
                                                AND INCOME             STRATEGIC          BERNSTEIN GLOBAL
                                                 SERIES(5)          ALLOCATION SERIES      VALUE SERIES(1)
                                              ----------------      -----------------    -----------------
Units outstanding, beginning of period                      -                  6,630                    -
Participant deposits                                   42,568                 71,948                  843
Participant transfers                                  38,670                 18,714                    -
Participant withdrawals                                     -                (11,512)                 (37)
                                               -----------------------------------------------------------
Units outstanding, end of period                       81,238                 85,780                  806
                                               ===========================================================

                                                PHOENIX-SANFORD       PHOENIX-SANFORD
                                                 BERNSTEIN MID-       BERNSTEIN SMALL-       PHOENIX-SENECA     PHOENIX-SENECA
                                                   CAP VALUE             CAP VALUE          MID-CAP GROWTH     STRATEGIC THEME
                                                   SERIES(1)             SERIES(1)             SERIES(1)          SERIES(1)
                                                ---------------       ----------------      ---------------    ---------------
Units outstanding, beginning of period                        -                      -                    -                  -
Participant deposits                                     78,150                 27,061               31,907             11,061
Participant transfers                                    15,500                 29,107               31,785             61,915
Participant withdrawals                                       -                      -                 (473)                 -
                                                 ------------------------------------------------------------------------------
Units outstanding, end of period                         93,650                 56,168               63,219             72,976
                                                 ==============================================================================

                                              AIM V.I. CAPITAL                             ALGER AMERICAN
                                                APPRECIATION          AIM V.I. VALUE      LEVERAGED ALLCAP
                                                   FUND(2)                FUND(3)            PORTFOLIO(1)
                                             ------------------       --------------      ----------------
Units outstanding, beginning of period                        -                    -                     -
Participant deposits                                      2,718                4,448                30,795
Participant transfers                                    10,940               88,860                48,735
Participant withdrawals                                       -                    -                     -
                                               ------------------------------------------------------------
Units outstanding, end of period                         13,658               93,308                79,530
                                               ============================================================

                                                                                            FEDERATED FUND
                                                DEUTSCHE VIT          DEUTSCHE VIT             FOR U.S.        FEDERATED HIGH
                                               EAFE(R) EQUITY       EQUITY 500 INDEX         GOVERNMENT         INCOME BOND
                                                INDEX FUND(6)            FUND(8)            SECURITIES II        FUND II(6)
                                               --------------       ----------------       ---------------     ---------------
Units outstanding, beginning of period                     -                      -                  3,495                  -
Participant deposits                                  12,603                334,777                 77,158               9,472
Participant transfers                                 11,330                      -                180,028              11,746
Participant withdrawals                                 (236)                     -                (10,981)               (416)
                                                 ------------------------------------------------------------------------------
Units outstanding, end of period                      23,697                334,777                249,700              20,802
                                                 ==============================================================================

                                                                       VIP GROWTH
                                               VIP CONTRAFUND(R)      OPPORTUNITIES
                                                 PORTFOLIO(1)            FUND(2)           VIP GROWTH FUND
                                               -----------------      -------------        ---------------
Units outstanding, beginning of period                         -                  -                 15,615
Participant deposits                                      21,381             25,590                 53,563
Participant transfers                                     15,664            133,092                 48,315
Participant withdrawals                                     (158)                 -                (10,187)
                                               ------------------------------------------------------------
Units outstanding, end of period                          36,887            158,682                107,306
                                               ============================================================

                                                                        TEMPLETON
                                                 MUTUAL SHARES            GROWTH               TEMPLETON
                                                   SECURITIES           SECURITIES           INTERNATIONAL         TECHNOLOGY
                                                    FUND(3)               FUND(2)           SECURITIES FUND       PORTFOLIO(3)
                                                --------------          ----------          ---------------       ------------
Units outstanding, beginning of period                      -                    -                    5,953                  -
Participant deposits                                   22,382                    -                   51,848                545
Participant transfers                                  59,963               34,826                   29,980             11,355
Participant withdrawals                                     -                    -                   (7,511)                 -
                                                 ------------------------------------------------------------------------------
Units outstanding, end of period                       82,345               34,826                   80,270             11,900
                                                 ==============================================================================

                                                                         WANGER
                                               WANGER FOREIGN         INTERNATIONAL            WANGER
                                                  FORTY(1)              SMALL CAP             TWENTY(4)
                                               --------------         -------------          ----------
Units outstanding, beginning of period                     -                  5,282                   -
Participant deposits                                   2,773                 16,979              10,467
Participant transfers                                 10,146                 27,727              13,420
Participant withdrawals                                 (139)                (2,588)               (339)
                                               ---------------------------------------------------------
Units outstanding, end of period                      12,780                 47,400              23,548
                                               =========================================================

                                                WANGER U.S.
                                                 SMALL CAP
                                                -----------
Units outstanding, beginning of period               8,903
Participant deposits                                80,123
Participant transfers                               34,199
Participant withdrawals                             (4,807)
                                               ------------
Units outstanding, end of period                   118,418
                                               ============

(1)  From inception February 16, 2001 to December 31, 2001
(2)  From inception August 29, 2001  to December 31, 2001
(3)  From inception September 5, 2001 to December 31, 2001
(4)  From inception September 18, 2001 to December 31, 2001
(5)  From inception October 4, 2001 to December 31, 2001
(6)  From inception October 11, 2001 to December 31, 2001
(7)  From inception November 9, 2001 to December 31, 2001
(8)  From inception December 28, 2001 to December 31, 2001

                PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2000 (IN UNITS)

                                                                  SUBACCOUNT
                                              -----------------------------------------------------
                                                                                        PHOENIX-
                                                  PHOENIX-                             J.P.MORGAN
                                                 OAKHURST           PHOENIX-             RESEARCH
                                                 STRATEGIC          GOODWIN             ENHANCED
                                                ALLOCATION        MONEY MARKET            INDEX
                                              --------------      ------------         -----------
Units outstanding, beginning of period                 -                   -                   -
Participant deposits                               8,838             525,784              11,361
Participant transfers                                  -             (24,624)                  -
Participant withdrawals                           (2,208)             (1,286)             (2,442)
                                              ----------          ----------          ----------
Units outstanding, end of period                   6,630             499,874               8,919
                                              ==========          ==========          ==========

                                                                      WANGER
                                               WANGER U.S.        INTERNATIONAL         TEMPLETON
                                                SMALL CAP           SMALL CAP         INTERNATIONAL
                                              --------------      -------------       -------------
Units outstanding, beginning of period                -                    -                   -
Participant deposits                             10,406                6,293               7,310
Participant transfers                                 -                    -                   -
Participant withdrawals                          (1,503)              (1,011)             (1,357)
                                              ----------          ----------          ----------
Units outstanding, end of period                  8,903                5,282               5,953
                                              ==========          ==========          ==========

                                                                      PHOENIX-
                                              FEDERATED U.S.          BANKERS
                                                  GOV'T             TRUST NASDAQ       FIDELITY VIP
                                               SECURITIES II        100 INDEX(R)          GROWTH
                                              --------------        ------------       ------------
Units outstanding, beginning of period                 -                   -                   -
Participant deposits                               4,452                   -              19,537
Participant transfers                                  -              25,000                   -
Participant withdrawals                             (957)                  -              (3,922)
                                              ----------          ----------          ----------
Units outstanding, end of period                   3,495              25,000              15,615
                                              ==========          ==========          ==========

                             PHOENIX CORPORATE EDGE
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--POLICY LOANS

     Policy provisions allow policyowners to borrow up to 90% of the policy value with interest of [2.75% due in policy years 1-10, 2.50% due in policy years 11-15 and 2.25% due in policy years 16 and thereafter for all states except New York and New Jersey] and [4.75% due in policy years 1-10, 4.50% due in policy years 11-15 and 4.25% due in policy years 16 and thereafter in New York and New Jersey], payable on each policy anniversary. At the time the loan is granted, an amount equivalent to the amount of the loan is transferred from the Account and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account, part of Phoenix's general account as collateral for the outstanding loan. Transfers from the Account are included as participant withdrawals in the accompanying financial statements. Amounts in the loaned portion of the Guaranteed Interest Account are credited with interest at 2% for all states except New York and New Jersey and 4% for New York and New Jersey. Loan repayments result in a transfer of collateral back to the Account.

NOTE 7--FEES AND RELATED PARTY TRANSACTIONS

     Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account. The cost of insurance is charged to each policy on a monthly basis by a withdrawal of participant units prorated among the elected Subaccounts. The amount charged to each policy depends on a number of variables including sex, age and risk class as well as the death benefit and cash value of the policy. Such costs aggregated $500,788, $1,082,134 and $30,050 during the years ended December 31, 2002, 2001 and 2000, respectively.

     As compensation for administrative services provided to the Account, Phoenix receives an additional amount per contract, currently $5 per month not to exceed $120 annually, by a withdrawal of participant units prorated among the elected subaccounts. Such costs aggregated $12,440, $0 and $1,185 during the years ended December 31, 2002, 2001 and 2000, respectively.

     PEPCO is the principal underwriter and distributor for the Account.

     Sales charges, of up to 7% of contract premiums depending on the inception of the contract period, to compensate Phoenix for distribution expenses incurred and a charge for federal and premium taxes which currently range from 2.25% to 5.50% of premiums paid based on the state where the policyowner resides, are paid to Phoenix from premiums.

     Phoenix assumes the mortality risk that insureds may live for a shorter time than projected because of inaccuracies in the projecting process and, accordingly, that an aggregate amount of death benefits greater than projected will be payable. The expense risk assumed is that expenses incurred in issuing the policies may exceed the limits on administrative charges set in the policies. In return for the assumption of these mortality and expense risks, each month Phoenix charges each policy on an annual basis by a withdrawal of participant units at an annual rate of 0.50% in policy year 1-10 and 0.25% thereafter, prorated among the elected subaccounts. Unit value is not affected by mortality and expense charges.

NOTE 8--DISTRIBUTION OF NET INCOME

     The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 9--DIVERSIFICATION REQUIREMENTS

     Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

     The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. Phoenix intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 10--MERGERS

     On March 22, 2002, the Phoenix-Janus Growth Series ("Growth ") acquired all of the net assets of the Phoenix-Janus Core Equity Series ("Core Equity") pursuant to an Agreement and Plan of Reorganization approved by Core Equity shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 3,141,426 shares of Growth valued at $22,032,065 for 2,467,046 shares of Core Equity outstanding on March 22, 2002. Core Equity's net assets on that date of $22,032,065, including $1,473,521 of net unrealized appreciation were combined with those of Growth. The aggregate net assets of Growth immediately after the merger were $90,807,708.

     On April 5, 2002, the Phoenix-Engemann Capital Growth Series ("Capital Growth") acquired all of the net assets of the Phoenix-Engemann Nifty Fifty Series "Nifty Fifty ( ") pursuant to an Agreement and Plan of Reorganization approved by Nifty Fifty shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 2,949,789 shares of Capital Growth valued at $39,773,479 for 4,885,261 shares of Nifty Fifty outstanding on April 5, 2002. Nifty Fifty's net assets on that date of $39,773,479, including $7,975,458 of net unrealized depreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $862,917,192.

     On April 5, 2002, the Phoenix-Oakhurst Strategic Allocation Series ("Strategic Allocation") acquired all of the net assets of the Phoenix-Oakhurst Balanced Series ( "Balanced ") pursuant to an Agreement and Plan of Reorganization approved by Balanced shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 17,438,879 shares of Strategic Allocation valued at $236,890,944 for 19,697,824 shares of Balanced outstanding on April 5, 2002. Balanced's net assets on that date of $236,890,944, including $25,034,492 of net unrealized appreciation were combined with those of Strategic Allocation. The aggregate net assets of Strategic Allocation immediately after the merger were $582,665,031.

                             PHOENIX CORPORATE EDGE
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 11--MANAGER OF MANAGERS EXEMPTIVE ORDER

     The Phoenix Edge Series Fund ("PESF") and Phoenix Variable Advisors, Inc. ("PVA ") have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 12--PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES SUBSTITUTION

     Effective October 25, 2002 all shares of the Phoenix-Federated U.S. Government Bond Series held in the separate account were redeemed at net asset value and the proceeds were used to purchase shares of the Federated Fund for U.S. Government Securities II. Investors who held investments in the Phoenix-Federated U.S. Government Bond Series received a confirmation of activity for this transaction.

     As a result of the substitution, the Phoenix-Federated U.S. Government Bond Series is no longer available for investment.

NOTE 13--MIXED AND SHARED FUNDING

     Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

     The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 14--REORGANIZATION

     On November 12, 2002 and December 10, 2002, The Board of Trustees of PESF approved a Plan of Reorganization to merge three Series of PESF into other existing Series of PESF. Each discontinued Series was merged into a corresponding surviving Series as follows:

Discontinued Series                           Surviving Series                          Approval Date            Merger Date
-------------------                           ----------------                          -------------            -----------
Phoenix-Aberdeen New Asia                     Phoenix-Aberdeen International            November 12, 2002        February 7, 2003
Phoenix-MFS Investors Growth Stock            Phoenix-Janus Growth(1)                   December 10, 2002        February 14, 2003
Phoenix-Van Kampen Focus Equity               Phoenix-Janus Growth(1)                   December 10, 2002        February 14, 2003

       On the merger date, each discontinued Series transferred substantially all of its assets and its liabilities to the corresponding surviving Series. In exchange, shareholders of the discontinued Series received a proportional number of shares in the surviving Series.

(1) MFS succeeded Janus as subadvisor.

                        REPORT OF INDEPENDENT ACCOUNTANTS

PRICEWATERHOUSECOOPERS [LOGO]

To the Board of Directors of Phoenix Life Insurance Company and
Participants of Phoenix Life Variable Universal Life Account
(Phoenix Corporate Edge):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Phoenix Life Variable Universal Life Account (Phoenix Corporate
Edge) at December 31, 2002, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2002 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 21, 2003

PHOENIX LIFE
VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

================================================================================
                             EXECUTIVE BENEFIT - VUL
================================================================================
                                                                     [Version B]


          PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT (THE "ACCOUNT")
              ISSUED BY: PHOENIX LIFE INSURANCE COMPANY ("PHOENIX")


STATEMENT OF ADDITIONAL INFORMATION ("SAI")                          MAY 1, 2003

                                  ------------

                   VARIABLE UNIVERSAL LIFE INSURANCE POLICIES


This SAI is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2003. You may obtain a copy of the prospectus without charge by contacting Andesa TPA, Inc. at the address or telephone number below. Defined terms used in the current prospectus are incorporated in this SAI.

                                  ------------

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

Phoenix Life Insurance Company..........................................     2

The Account.............................................................     2

The Policy..............................................................     3

Underwriter.............................................................     3

Performance History.....................................................     3

Federal Income Tax Considerations.......................................     6

Voting Rights...........................................................     9

Safekeeping of the Account's Assets.....................................     9

Sales of Policies.......................................................     9

State Regulation........................................................    10

Reports.................................................................    10

Experts ................................................................    10

Separate Account Financial Statements...................................  SA-1

Company Financial Statements............................................   F-1

                                 --------------

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:               [envelope] ANDESA TPA, INC.
                                                        1605 N Cedar Crest Blvd, Suite 502
                                                                       Allentown, PA 18104
                                                                         Tel. 610.439.5256

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation. Our executive office is at One American Row, Hartford, Connecticut, 06102-5056 and our main administrative office is at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.


THE ACCOUNT
--------------------------------------------------------------------------------
Phoenix established the Account as a separate account under New York insurance law on June 17, 1985. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") under which it meets the definition of a "separate account."

New York law requires all income, gains or losses of the Account be credited to or charged against amounts placed in the Account without regard to the other income, gains and losses of Phoenix. The assets of the Account may not be charged with liabilities arising out of any other business we may conduct. Obligations under the Policies are obligations of Phoenix.

The Account is divided into subaccounts, each of which is available for allocation of policy value. We will determine whether marketing needs and investment conditions warrant the establishment of additional subaccounts, and the extent to which they would be made available to existing policy owners. Each subaccount will invest solely in a single investment portfolio of a fund. Each portfolio has its own specified investment objective.

Phoenix does not guarantee the investment performance of the Account or any of its subaccounts. The policy value allocated to the Account depends on the investment performance of the underlying funds. You, as policy owner, bear the full investment risk for all monies invested in the Account.

REINVESTMENT AND REDEMPTION
All dividend distributions of a fund are automatically reinvested in shares of the fund at their net asset value on the date of distribution; all capital gains distributions of the fund, if any, are likewise reinvested at the net asset value on the record date. Phoenix redeems fund shares at their net asset value to the extent necessary to make payments under the policy.

SUBSTITUTION OF INVESTMENTS
We reserve the right to make additions to, deletions from, or substitutions for the investments held by the Account, subject to compliance with the law as currently applicable or as subsequently changed.

If the shares of any of the portfolios of a fund should no longer be available for investment, or if in our judgment, further investment in shares of any of the portfolios becomes inappropriate, we may substitute shares of another fund for shares already purchased, or to be purchased in the future. No substitution of fund shares held by the Account may take place without prior approval of the SEC and prior notice to you. In the event of a substitution, you will be given the option of transferring the policy value from the affected subaccount to another subaccount without penalty.

DETERMINATION OF SUBACCOUNT VALUES
We establish the unit value of each subaccount of the Account on the first valuation date of that subaccount. The unit value of a subaccount on any other valuation date is determined by multiplying the unit value of that subaccount on the just prior valuation date by the net investment factor for that subaccount for the then current valuation period. The unit value of each subaccount on a day other than a valuation date is the unit value on the next valuation date. Unit values are carried to 6 decimal places. The unit value of each subaccount on a valuation date is determined at the end of that day.

The net investment factor for each subaccount is determined by the investment performance of the assets held by the subaccount during the valuation period. Each valuation will follow applicable law and accepted procedures. The net investment factor is determined by the formula:

    (A) + (B) - (D) where:
    ---------
     (C)

(A) = The value of the assets in the subaccount on the current valuation date, including accrued net investment income and realized and unrealized capital gains and losses, but excluding the net value of any transactions during the current valuation period.

(B) = The amount of any dividend capital gain distribution received by the subaccount if the "ex-dividend" date for shares of the fund occurs during the current valuation period.

(C) = The value of the assets in the subaccount as of the just prior valuation date, including accrued net investment income and realized and unrealized capital gains and losses, and including the net value amount of any deposits and withdrawals made during the valuation period ending on that date.

(D) = The charge, if any, for taxes and reserves for taxes on investment income, and realized and unrealized capital gains.

THE POLICY
--------------------------------------------------------------------------------
The number of units credited to a subaccount of the Account will be determined by dividing the portion of the net premium applied to that subaccount by the unit value of the subaccount on the payment date.

Policies sold to officers, directors and employees of Phoenix (and their spouses and children) will be credited with an amount equal to the first-year commission that would apply on the amount of premium contributed. This option is also available to career agents of Phoenix (and their spouses and children).

THE CONTRACT
The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of Phoenix can agree to change or waive any provisions of the policy.

SUICIDE
We will stop and void the policy if the insured person commits suicide within two years of the policy issue date. We will then return the policy value less any outstanding loans and refund any monthly deductions other than fees and charges.

INCONTESTABILITY
We may not contest this policy or any attached rider after it has been in force for 2 years provided the person insured is alive during that time.

MISSTATEMENT OF AGE OR SEX
If you incorrectly state the age or gender of the insured person we will adjust the death benefit to reflect the correct cost of insurance rate. The adjusted death benefit will equal the coverage our most recent cost of insurance deduction would provide based on the correct personal information.

SURPLUS
Policies issued on or after June 25, 2001 are not eligible to share in Phoenix's profits or surplus earnings.

Owners of policies issued before June 25, 2001 may share in Phoenix's divisible surplus to the extent decided annually by the Phoenix Board of Directors. We do not expect that the Board will authorize such payments since you will be participating directly in the Account's investment results.


UNDERWRITER
--------------------------------------------------------------------------------
PEPCO, an affiliate of Phoenix, offers these policies on a continuous basis. PEPCO is not compensated for any underwriting commissions. Phoenix directly bears all underwriting commission costs.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The rates of return shown are not an estimate nor are they a guarantee of future performance. The performance history shown is solely for the underlying investment portfolios. They do not illustrate how actual performance will affect the benefits under your policy because they do not account for any of the charges and deductions that apply to your policy value. (see "Charges and Deductions").

Yield of the Phoenix-Goodwin Money Market Series. We calculate the yield of the Phoenix-Goodwin Money Market Series for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share of the series at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. We assume no policy charges were deducted from the hypothetical account. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

Example Calculation:

The following example of a return/yield calculation for the Phoenix-Goodwin Money Market Series is based on the 7-day period ending December 31, 2002:

Value of hypothetical pre-existing account with exactly one
   unit at the beginning of the period:..............$1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:..........................$1.000203
Calculation:
   Ending account value..............................$1.000203
   Less beginning account value......................$1.000000
   Net change in account value.......................$0.000203
Base period return:
   (adjusted change/beginning account value).........$0.000203
Current annual yield = return x (365/7) =................1.06%
Effective annual yield = [(1 + return)(365/7)] - 1 =.....1.06%

The current yield and effective yield information will fluctuate. Yield and return information may not provide a suitable basis for comparison with bank deposits or other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Account level.

Total Return: We will usually advertise the average annual total return for a subaccount calculated for one year, three years, five years, ten years and since the inception date of the underlying portfolio. We assume the reinvestment of all distributions at net asset value but do not account for the deduction of any of the daily or monthly charges made under the policy.

Performance is the compounded return for the time period indicated, net of all fund level fees. Returns for the periods greater than one year are annualized. Performance does not include the effects of product charges, including any or all of the following: issue, sales and tax charges; mortality and expense risk fees; cost of insurance charges; administrative and transfer fees; and surrender charges. If these charges were reflected in these returns, performance would be significantly lower than shown. Please obtain a personalized illustration by contacting your registered representative. The illustration will show all applicable policy charges deducted, including the cost of insurance.

Since subaccount performance fluctuates, the policy value, when redeemed, may be worth more or less than your original investment. Withdrawals will affect the policy value and death benefit. You may obtain a copy of the most up-to-date performance numbers from your registered representative.


------------------------------------------------------------------------------------------------------------------------------------
                                  AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------
                          SERIES                          INCEPTION DATE      1 YEAR       5 YEARS       10 YEARS   SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                         5/1/1990       -14.81%        -2.03%        6.19%           4.50%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                            10/29/2001      -10.89%          N/A          N/A           -4.33%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series             7/14/1997       -23.68%        -1.41%         N/A           -0.26%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series             10/29/2001      -25.07%          N/A          N/A          -17.15%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series           5/1/1995        12.08%         5.23%         N/A           12.51%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                       12/31/1982      -24.81%        -7.37%        3.99%          11.46%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series               8/15/2000       -28.80%          N/A          N/A          -29.03%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                          10/8/1982         1.42%         4.23%        4.38%           5.87%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series             12/31/1982       10.00%         4.66%        7.82%           9.40%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                         3/2/1998       -21.93%          N/A          N/A            3.23%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                         12/15/1999       10.62%          N/A          N/A            7.96%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core Series                          8/12/2002         N/A            N/A          N/A           -3.45%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                 8/12/2002         N/A            N/A          N/A            1.00%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series            8/12/2002         N/A            N/A          N/A           -4.22%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                        8/12/2002         N/A            N/A          N/A           -2.12%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                         8/12/2002         N/A            N/A          N/A            0.50%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                    8/12/2002         N/A            N/A          N/A            6.36%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                   8/12/2002         N/A            N/A          N/A           -0.76%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                     8/12/2002         N/A            N/A          N/A            0.04%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                    12/15/1999      -28.84%          N/A          N/A          -19.81%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                           10/29/2001      -20.79%          N/A          N/A          -15.07%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                     10/29/2001      -13.84%          N/A          N/A           -7.65%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                               12/15/1999      -15.50%          N/A          N/A           -8.25%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                   8/15/2000      -37.58%          N/A          N/A          -42.87%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth & Income Series                       3/2/1998       -22.51%          N/A          N/A           -1.34%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                 9/17/1984       -11.58%         4.02%        7.57%          10.60%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                11/20/2000      -14.47%          N/A          N/A           -8.36%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                3/2/1998        -8.55%          N/A          N/A            0.92%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series             11/20/2000       -8.54%          N/A          N/A            5.82%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                          3/2/1998       -32.50%          N/A          N/A            0.36%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                        1/29/1996       -34.98%        -1.27%         N/A            2.83%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series        8/12/2002         N/A            N/A          N/A            0.85%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                            5/5/1993       -24.36%        -2.26%         N/A            7.32%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                  5/5/1993       -30.26%        -2.19%         N/A            7.84%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                    1/25/1995       -33.91%         3.25%         N/A           13.56%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II             3/28/1994        9.05%          6.75%         N/A            6.60%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                            3/1/1994        1.39%         -0.35%         N/A            4.56%
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                   11/3/1997        -9.42%        3.62%         N/A            3.44%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                           11/3/1997       -21.92%        -6.42%         N/A           -5.48%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                         11/3/1997       -30.20%        -0.46%         N/A           -0.36%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                11/8/1996       -11.81%         3.92%         N/A            6.50%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                 9/27/1996        -0.15%        -5.47%         N/A           -9.38%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                            5/11/1992       -18.56%        -2.14%        7.65%          6.51%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                       11/28/1988       -4.39%         2.30%        8.59%           8.74%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                             3/15/1994       -18.49%         1.41%         N/A            6.21%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                         8/22/1997      -21.60%        -5.25%         N/A           -6.10%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                            10/1/1997       -22.31%        -0.83%         N/A           -0.43%
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                         11/30/1999      -48.97%          N/A          N/A          -36.42%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                          2/1/1999       -15.29%          N/A          N/A            3.07%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                5/1/1995       -13.83%         5.22%         N/A           11.20%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                 2/1/1999        -7.62%          N/A          N/A           10.57%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                 5/1/1995       -16.81%         2.96%         N/A           13.02%

------------------------------------------------------------------------------------------------------------------------------------

We may include information about a series' or an advisor's investment strategies and management style in advertisements, sales literature and other communications. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may advertise all or part of a series' portfolio holdings, including holdings in specific industries. A fund may also separately illustrate the income and capital gains portions of a series' total return. A fund may also advertise performance by dividing returns into equity and debt components.

A series may compare its returns to any of a number of well-known benchmarks of market performance; including, but not limited to:

      The Dow Jones Industrial Average(SM)
      First Boston High Yield Index
      Salomon Brothers Corporate Index
      Salomon Brothers Government Bond Index
      The Standard & Poor's 500 Index (S&P 500)

Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

      Lipper Analytical Services
      Morningstar, Inc.
      Thomson Financial

A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

      Barron's
      Business Week
      Changing Times
      Forbes
      Fortune
      Consumer Reports
      Investor's Business Daily
      Financial Planning
      Financial Services Weekly
      Money
      The New York Times
      Personal Investor
      Registered Representative
      U.S. News and World Report
      The Wall Street Journal

The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

The funds' annual reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index. You may obtain an Annual Report by contacting your registered representative or VULA at the address and telephone number on the first page of the prospectus.


FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------
INTRODUCTION

The ultimate effect of federal income taxes on values under the Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the individual concerned. This discussion is general in nature and is not intended as income tax advice. For complete information on federal and state income tax considerations, a qualified income tax advisor should be consulted. No attempt is made to consider any estate and inheritance taxes, or any state, local or other income tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy.

The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

PHOENIX'S INCOME TAX STATUS

We are taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). For federal income tax purposes, neither the Account nor the Guaranteed Interest Account is a separate entity from Phoenix.

Investment income and realized capital gains on the assets of the Account are automatically reinvested in the Account and affect the Account's value. We do not pay taxes on the dividends and realized capital gains of the Account. Due to our income tax status under current provisions of the Code, we make no charge to the Account for our federal income taxes attributable to the Account. We reserve the right to make a deduction for taxes under the following circumstances:

o We determine that our federal income tax treatment differs from what we currently believe it to be;
o A changes occur that affect the income tax treatment of our variable life insurance contracts; or
o  A change occurs in our income tax status.

If we impose such a charge, it will equal the federal income taxes attributable to the investment results of the Account.

POLICY BENEFITS

DEATH BENEFIT PROCEEDS

The policy should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds should be excludable from the gross income of the beneficiary under Code Section 101(a)(1). Also, a policy owner should not be considered to be in constructive receipt of the cash value, including investment income. See the sections below on possible taxation of amounts received under the policy, via full surrender, partial surrender or loan.

Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policy owner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.

FULL SURRENDER

Upon full surrender of a policy for its cash value, the excess of the total you receive including any outstanding loans, over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

PARTIAL SURRENDER

If the policy is a modified endowment contract, partial surrenders are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on "Modified Endowment Contracts" below.

If the policy is not a modified endowment contract, partial surrenders still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policy owner may be taxed on all or a part of the amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered.

Consult with your income tax advisor before you make a partial withdrawal to determine the portion which could be subject to tax, and to determine the impact it might have under the new rules affecting modified endowment contracts.

LOANS

We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you.

The deductibility by a policy owner of loan interest under a policy may be limited under Code Section 264, depending on the circumstances. A policy owner intending to fund premium payments through borrowing should consult a tax advisor with respect to tax consequences. Under the "personal" interest limitation provisions of the Code, interest on policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax advisor for further guidance.

BUSINESS-OWNED POLICIES

The Code may impose additional restrictions on a policy owned by a business or by a corporation. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

MODIFIED ENDOWMENT CONTRACTS

GENERAL

Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid). Life insurance policies can be modified endowment contracts if they fail to meet what is known as "the 7-pay test."

This test compares your policy to a hypothetical life insurance policy of equal face amount which requires 7 equal annual premiums to be "fully paid-up," providing a level death benefit with no further premiums. A policy becomes a modified endowment contract, if, at any time during the first 7 years, the cumulative premium paid on the policy exceeds the cumulative premium that would have been paid under the hypothetical policy. We may return premiums with interest within 60 days of the end of the policy year, and if we do they will be excluded from the 7-pay test. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.

REDUCTION IN BENEFITS DURING THE FIRST 7 YEARS
If you reduce the death benefit during the first 7 policy years, the 7-pay test will be re-calculated. The new test will reflect the new death benefit (and face amount) for both your policy and the hypothetical policy. All premiums you paid will be taken into account.

DISTRIBUTIONS AFFECTED

If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which it failed the test and thereafter. However, distributions made in anticipation of such failure (there is a presumption that distributions made within 2 years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the policy satisfies the 7-pay test for 7 years, distributions and loans generally will not be subject to the modified endowment contract rules.

PENALTY TAX

Taxable amounts from a modified endowment contract will be subject to an additional 10% excise tax, with certain exceptions. This additional tax may not apply:

[diamond] on or after the taxpayer attains age 59 1/2;

[diamond] if payments are attributable to the taxpayer's disability (within the meaning of Code Section 72(m)(7)); or

[diamond] if payments are made as a series of substantially equal periodic payments (at least annually) for the life or life expectancy of the taxpayer (or for the lives or life expectancies of the taxpayer and his beneficiary).

MATERIAL CHANGES

If a policy undergoes a "material change" it must be re-determined whether or not it meets the 7-pay test. A "material change" could include:

[diamond] an increase in the death benefit;

[diamond] an increase in or addition of a qualified additional benefit; or

[diamond] a reduction or elimination of any additional rider benefit previously elected

The following are two exceptions that are not considered a material change as given above:

[diamond] An increase attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first 7 policy years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change.

[diamond] The death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment (subject to regulations) based on an established broad-based index specified in the policy. This does not constitute a material change if:

          o the cost-of-living determination period does not exceed the remaining premium payment period; and

          o the cost-of-living increase is funded ratably over the remaining premium payment period.

A reduction in the death benefit is not considered a material change unless premium payments are also reduced.

A material change may occur at any time during the life of the policy, and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS

All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policy owner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the policy owner. The U.S. Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts.

Consult an income tax advisor about the consequences of purchasing of multiple modified endowment contracts within any calendar year.

LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES

The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

DIVERSIFICATION STANDARDS

To comply with the Diversification Regulations under Code Section 817(h), each series of the fund is required to diversify its investments. The Diversification Regulations generally require that on the last day of each calendar quarter the series assets are invested so that no more than:

[diamond] 55% is in any 1 investment

[diamond] 70% is in any 2 investments

[diamond] 80% is in any 3 investments

[diamond] 90% is in any 4 investments

A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Account; therefore, each series or portfolio of a fund will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

The general diversification requirements are modified in that there is no limit on the investment that may be made in U.S. Treasury securities. For the purpose of determining whether assets other than U.S. Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the Account's investment in U.S.

Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts that must comply with these standards.

The U.S. Treasury announced that the Diversification Regulations do not provide guidance concerning how you may direct your investments to particular divisions of a separate account. It is possible that a revenue ruling or other form of administrative pronouncement in this regard may be issued in the near future. It is not clear, at this time, what such a revenue ruling or other pronouncement would provide. It is possible that we may need to modify the policy to comply with such future U.S. Treasury announcements. Therefore, we reserve the right to modify the policy as necessary to prevent you from being considered the owner of the assets of the Account.

We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract for federal income tax purposes.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the person insured or exchanging or assigning the policy may have tax consequences. Code Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract without recognition of gain or loss, provided that no money or other property is received in the exchange, and that the same person is insured. An outstanding loan from the surrendered policy could be treated as the receipt of money on the exchange, resulting in possible tax consequences.

We recommend that you consult an income tax advisor before making such a change or exchange.

OTHER TAXES
Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. We do not make any representations or guarantees regarding the tax consequences of any policy with respect to such taxes.


WITHHOLDING
We are required to withhold federal income taxes on the taxable portion of any amounts received under the policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens. You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient.



VOTING RIGHTS
--------------------------------------------------------------------------------
We will vote the funds' shares held by a subaccount at all regular and special shareholder meetings of the funds. Such voting will be according to your instructions to the extent required by law. However, we may elect to vote fund shares at our own discretion should the 1940 Act or any regulation thereunder be amended, or if its present interpretation should change allowing us to do so.

We will determine the number of votes you have the right to cast by applying your percentage interest in a subaccount to the total number of votes attributable to that subaccount. Fractional shares will be recognized.

We will vote the shares for which we receive no timely instructions in the same proportion as the shares for which we do receive votes. When we receive instructions to abstain from voting on any item, we reduce the number of votes cast on that item accordingly.

You will receive proxy materials, reports and other materials related to the funds.

We may disregard voting instructions when required by state insurance regulatory authorities, if the instructions could cause a change in the sub-classification or investment objective of a portfolio or to approve or disapprove an investment advisory contract. We may also disregard voting instructions that would make changes to a portfolio's investment policies or investment advisor that violate state law or regulations. We may disregard voting instructions that would result in an adverse effect on our General Account or result in overly speculative or unsound investments contrary to state law. Should we ever disregard voting instructions, we will promptly report it to policy owners along with the reasons for doing so.


SAFEKEEPING OF THE ACCOUNT'S ASSETS
--------------------------------------------------------------------------------
We hold the assets of the Account separate and apart from our General Account. We maintain records of all purchases and redemptions of shares of the funds.


SALES OF POLICIES
--------------------------------------------------------------------------------
Policies may be purchased from registered representatives of W.S. Griffith & Co., Inc. ("WSG"), a New York corporation incorporated on August 7, 1970. WSG is licensed to sell PHL Variable insurance policies as well as annuity contracts and funds of companies affiliated with PHL Variable. WSG, a wholly owned Phoenix subsidiary, and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. PEPCO serves as national distributor of the policies pursuant to an underwriting agreement dated December 31, 1996. PEPCO, a Connecticut corporation incorporated on July 16, 1968, is a wholly owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP"), a wholly owned subsidiary of Phoenix. PEPCO is located at 56 Prospect Street in Hartford, Connecticut.

Policies also may be purchased from other broker-dealers registered under the 1934 Act whose representatives are authorized by applicable law to sell policies under terms of agreements provided by PEPCO. Sales commissions will be paid to registered representatives on purchase payments we receive under these policies. PHL Variable will pay a maximum total sales commission of 50% of premiums. To the extent that the sales charge under the policies is less than the sales commissions paid with respect to the policies, we will pay the shortfall from our General Account assets, which will include any profits we may derive under the policies.


STATE REGULATION
--------------------------------------------------------------------------------
WE are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Insurance Commissioner. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

State regulation includes certain limitations on the investments which we may make, including investments for the Account and the Guaranteed Interest Account. This regulation does not include, however, any supervision over the investment policies of the Account.


REPORTS
--------------------------------------------------------------------------------
We will furnish policy owners with all reports required by the 1940 Act and related regulations or by any other applicable law or regulation.


EXPERTS
--------------------------------------------------------------------------------

The financial statements of Phoenix Life Variable Universal Life Account (Phoenix Executive Benefit - VUL) at December 31, 2002, and the results of their operations and the changes in their net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company at December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, independent accountants, given on the authority of said firm as experts in auditing and accounting.

Matthew A. Swendiman, Counsel, and Brian Giantonio, Vice President, Tax and ERISA Counsel, Phoenix Life Insurance Company, have provided advice on certain matters relating to the federal securities and income tax laws, respectively, in connection with the contracts described in this prospectus.

--------------------------------------------------------------------------------
                                                        PHOENIX [LOGO]
                                                     WEALTH MANAGEMENT(R)

                PHOENIX
                EXECUTIVE
                  BENEFIT-VUL

   V A R I A B L E   U N I V E R S A L   L I F E   A N N U A L   R E P O R T

                       PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                       DECEMBER 31, 2002

--------------------------------------------------------------------------------
L0134AR2 (C)2003 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002

                                                          PHOENIX-                                  PHOENIX-
                                                          DEUTSCHE          PHOENIX-DUFF &       ENGEMANN SMALL
                                     PHOENIX-            NASDAQ-100           PHELPS REAL          & MID-CAP
                                  DEUTSCHE DOW 30         INDEX(R)         ESTATE SECURITIES         GROWTH
                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                 ----------------      --------------     ------------------     --------------
ASSETS
   Investment at cost             $       63,728       $       30,152       $       56,361       $       41,048
                                  ==============       ==============       ==============       ==============
   Investment at market           $       57,808       $       23,953       $       57,820       $       39,670
                                  --------------       --------------       --------------       --------------
       Total assets                       57,808               23,953               57,820               39,670
LIABILITIES
   Accrued expenses                          -                   -                     -                      1
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $       57,808       $       23,953       $       57,820       $       39,669
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding            71,925               44,376               49,694               61,384
                                  ==============       ==============       ==============       ==============
Unit value                        $     0.803706       $     0.539772       $     1.163530       $     0.646279
                                  ==============       ==============       ==============       ==============

                                                                             PHOENIX-J.P.
                                      PHOENIX-                                  MORGAN
                                  GOODWIN MONEY      PHOENIX-HOLLISTER         RESEARCH          PHOENIX-JANUS
                                      MARKET            VALUE EQUITY        ENHANCED INDEX      FLEXIBLE INCOME
                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                  --------------       --------------       --------------       --------------
ASSETS
   Investment at cost             $      608,769       $       25,026       $       58,021       $      317,549
                                  ==============       ==============       ==============       ==============
   Investment at market           $      608,769       $       16,906       $       49,309       $      321,778
                                  --------------       --------------       --------------       --------------
       Total assets                      608,769               16,906               49,309              321,778
LIABILITIES
   Accrued expenses                           35                -                      -                    -
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $      608,734       $       16,906       $       49,309       $      321,778
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding           587,896               24,349               68,693              280,298
                                  ==============       ==============       ==============       ==============
Unit value                        $     1.035566       $     0.694316       $     0.717830       $     1.147990
                                  ==============       ==============       ==============       ==============

                                                          PHOENIX-
                                                          OAKHURST         PHOENIX-SANFORD       PHOENIX-SANFORD
                                   PHOENIX-JANUS          STRATEGIC         BERNSTEIN MID-       BERNSTEIN SMALL-
                                      GROWTH             ALLOCATION           CAP VALUE            CAP VALUE
                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                  --------------       --------------       --------------       ---------------
ASSETS
   Investment at cost             $       42,947       $      172,234       $       27,371       $       97,479
                                  ==============       ==============       ==============       ==============
   Investment at market           $       32,617       $      159,957       $       24,176       $       91,751
                                  --------------       --------------       --------------       --------------
       Total assets                       32,617              159,957               24,176               91,751
LIABILITIES
   Accrued expenses                          -                   -                     -                    -
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $       32,617       $      159,957       $       24,176       $       91,751
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding            54,566              176,648               22,651               94,208
                                  ==============       ==============       ==============       ==============
Unit value                        $     0.597766       $     0.905520       $     1.067346       $     0.973920
                                  ==============       ==============       ==============       ==============

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (CONTINUED)

                                                                                                 FEDERATED FUND
                                                                                                    FOR U.S.
                                  PHOENIX-SENECA      AIM V.I. CAPITAL     AIM V.I. PREMIER       GOVERNMENT
                                  MID-CAP GROWTH        APPRECIATION            EQUITY           SECURITIES II
                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                 ----------------     ---------------     ------------------     --------------
ASSETS
   Investment at cost             $       38,838       $       10,845       $       80,945       $       89,633
                                  ==============       ==============       ==============       ==============
   Investment at market           $       21,493       $        8,234       $       65,650       $       92,829
                                  --------------       --------------       --------------       --------------
       Total assets                       21,493                8,234               65,650               92,829
LIABILITIES
   Accrued expenses                            1                  -                    -                   -
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $       21,492       $        8,234       $       65,650       $       92,829
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding            38,496               11,685               99,616               82,148
                                  ==============       ==============       ==============       ==============
Unit value                        $     0.558292       $     0.704648       $     0.659033       $     1.130020
                                  ==============       ==============       ==============       ==============

                                  FEDERATED HIGH
                                    INCOME BOND                               VIP GROWTH
                                      FUND II        VIP CONTRAFUND(R)      OPPORTUNITIES          VIP GROWTH
                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                 ----------------    -----------------    ------------------     --------------
ASSETS
   Investment at cost             $        6,725       $       27,308       $       16,125       $       34,238
                                  ==============       ==============       ==============       ==============
   Investment at market           $        6,074       $       25,318       $       16,370       $       27,822
                                  --------------       --------------       --------------       --------------
       Total assets                        6,074               25,318               16,370               27,822
LIABILITIES
   Accrued expenses                          -                    -                    -                   -
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $        6,074       $       25,318       $       16,370       $       27,822
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding             6,053               28,551               22,117               43,548
                                  ==============       ==============       ==============       ==============
Unit value                        $     1.003480       $     0.886750       $     0.740182       $     0.638864
                                  ==============       ==============       ==============       ==============

                                    TEMPLETON           SCUDDER VIT
                                     FOREIGN           EAFE(R) EQUITY         SCUDDER VIT
                                    SECURITIES             INDEX           EQUITY 500 INDEX        TECHNOLOGY
                                    SUBACCOUNT           SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                 ----------------     ---------------     ------------------     --------------
ASSETS
   Investment at cost             $       27,897       $       16,084       $      47,171        $       34,576
                                  ==============       ==============       ==============       ==============
   Investment at market           $       25,092       $       11,511       $      46,230        $       23,611
                                  --------------       --------------       --------------       --------------
       Total assets                       25,092               11,511              46,230                23,611
LIABILITIES
   Accrued expenses                          -                    -                   -                     -
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $       25,092       $       11,511       $      46,230        $       23,611
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding            33,462               17,517              55,816                57,738
                                  ==============       ==============       ==============       ==============
Unit value                        $     0.749886       $     0.657152       $    0.828252        $     0.408945
                                  ==============       ==============       ==============       ==============

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (CONTINUED)

                                      WANGER
                                  INTERNATIONAL
                                    SMALL CAP          WANGER TWENTY
                                    SUBACCOUNT           SUBACCOUNT
                                  --------------       --------------
ASSETS
   Investment at cost             $       12,931       $       25,550
                                  ==============       ==============
   Investment at market           $       12,171       $       25,235
                                  --------------       --------------
       Total assets                       12,171               25,235
LIABILITIES
   Accrued expenses                         -                      (8)
                                  --------------       --------------
NET ASSETS                        $       12,171       $       25,243
                                  ==============       ==============
Accumulation units outstanding            16,511               24,158
                                  ==============       ==============
Unit value                        $     0.737218       $     1.044925
                                  ==============       ==============

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                                                      PHOENIX-
                                                             PHOENIX-           PHOENIX-                              DEUTSCHE
                                                             ABERDEEN         ABERDEEN NEW         PHOENIX-          NASDAQ-100
                                                           INTERNATIONAL         ASIA           DEUTSCHE DOW 30       INDEX(R)
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                           -------------      -------------      -------------      -------------
Investment income
    Distributions                                          $         -        $         193      $         711      $         -
Expenses
    Mortality, expense risk and administrative charges               -                  -                  -                  -
                                                           -------------      -------------      -------------      -------------
Net investment income (loss)                                         -                  193                711                -
                                                           -------------      -------------      -------------      -------------
Net realized gain (loss) from share transactions                     708                175             (2,381)            (4,266)
Net realized gain distribution from Fund                             -                  -                   80                -
Net unrealized appreciation (depreciation) on investment             -                 (388)            (5,742)            (5,799)
                                                           -------------      -------------      -------------      -------------
Net gain (loss) on investment                                        708               (213)            (8,043)           (10,065)
Net increase (decrease) in net assets resulting from
    operations                                             $         708      $         (20)     $      (7,332)     $     (10,065)
                                                           =============      =============      =============      =============

                                                                                                   PHOENIX-
                                                           PHOENIX-DUFF &      PHOENIX-         ENGEMANN SMALL        PHOENIX-
                                                            PHELPS REAL        ENGEMANN           & MID-CAP        GOODWIN MONEY
                                                          ESTATE SECURITIES  CAPITAL GROWTH        GROWTH              MARKET
                                                           SUBACCOUNT(2)       SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                           -------------      -------------      -------------      -------------
Investment income
    Distributions                                          $         547      $         -        $         -        $       9,065
Expenses
    Mortality, expense risk and administrative charges                -                 -                    1                 35
                                                           -------------      -------------      -------------      -------------
Net investment income (loss)                                         547                -                   (1)             9,030
                                                           -------------      -------------      -------------      -------------
Net realized gain (loss) from share transactions                      14             (2,709)              (254)               -
Net realized gain distribution from Fund                             319                -                  -                  -
Net unrealized appreciation (depreciation) on investment           1,459                -               (1,378)               -
                                                           -------------      -------------      -------------      -------------
Net gain (loss) on investment                                      1,792             (2,709)            (1,632)               -
Net increase (decrease) in net assets resulting from
    operations                                             $       2,339      $      (2,709)     $      (1,633)     $       9,030
                                                           =============      =============      =============      =============

                                                             PHOENIX-                            PHOENIX-J.P.
                                                          GOODWIN MULTI-                           MORGAN
                                                           SECTOR FIXED     PHOENIX-HOLLISTER     RESEARCH          PHOENIX-JANUS
                                                              INCOME          VALUE EQUITY      ENHANCED INDEX     FLEXIBLE INCOME
                                                           SUBACCOUNT(2)       SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                           -------------      -------------      -------------      -------------
Investment income
    Distributions                                          $         375      $         292      $         489      $       6,632
Expenses
    Mortality, expense risk and administrative charges               -                  -                  -                  -
                                                           -------------      -------------      -------------      -------------
Net investment income (loss)                                         375                292                489              6,632
                                                           -------------      -------------      -------------      -------------
Net realized gain (loss) from share transactions                     (80)            (8,078)            (6,591)              (167)
Net realized gain distribution from Fund                             -                  -                  -                1,039
Net unrealized appreciation (depreciation) on investment             -               (3,309)            (8,796)             4,533
                                                           -------------      -------------      -------------      -------------
Net gain (loss) on investment                                        (80)           (11,387)           (15,387)             5,405
Net increase (decrease) in net assets resulting from
    operations                                             $         295      $     (11,095)     $     (14,898)     $      12,037
                                                           =============      =============      =============      =============

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                                PHOENIX-
                                                                                OAKHURST        PHOENIX-SANFORD    PHOENIX-SANFORD
                                                            PHOENIX-JANUS      STRATEGIC         BERNSTEIN MID-    BERNSTEIN SMALL-
                                                               GROWTH          ALLOCATION         CAP VALUE          CAP VALUE
                                                             SUBACCOUNT        SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(1)
                                                           --------------     -------------      -------------      -------------
Investment income
    Distributions                                          $         -        $       2,503      $         194      $         450
Expenses
    Mortality, expense risk and administrative charges                 1                 (2)               -                  -
                                                           -------------      -------------      -------------      -------------
Net investment income (loss)                                          (1)             2,505                194                450
                                                           -------------      -------------      -------------      -------------
Net realized gain (loss) from share transactions                 (18,820)              (231)               (30)           (16,404)
Net realized gain distribution from Fund                             -                  -                1,786              4,089
Net unrealized appreciation (depreciation) on investment          (7,941)           (12,258)            (4,678)            (5,728)
                                                           -------------      -------------      -------------      -------------
Net gain (loss) on investment                                    (26,761)           (12,489)            (2,922)           (18,043)
Net increase (decrease) in net assets resulting from
    operations                                             $     (26,762)     $      (9,984)     $      (2,728)    $      (17,593)
                                                           =============      =============      =============      =============

                                                                                                  PHOENIX-VAN
                                                           PHOENIX-SENECA    PHOENIX-SENECA       KAMPEN FOCUS     AIM V.I. CAPITAL
                                                           MID-CAP GROWTH    STRATEGIC THEME        EQUITY          APPRECIATION
                                                             SUBACCOUNT        SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(1)
                                                           -------------      -------------      -------------      -------------
Investment income
    Distributions                                          $         -        $         -        $         -        $         -
Expenses
    Mortality, expense risk and administrative charges               -                  -                  -                  -
                                                           -------------      -------------      -------------      -------------
Net investment income (loss)                                         -                  -                  -                  -
                                                           -------------      -------------      -------------      -------------
Net realized gain (loss) from share transactions                 (16,149)           (12,409)              (706)            (1,305)
Net realized gain distribution from Fund                             -                  -                  -                  -
Net unrealized appreciation (depreciation) on investment          (8,089)             2,663                154             (2,611)
                                                           -------------      -------------      -------------      -------------
Net gain (loss) on investment                                    (24,238)            (9,746)              (552)            (3,916)
Net increase (decrease) in net assets resulting from
    operations                                             $     (24,238)     $      (9,746)     $        (552)     $      (3,916)
                                                           =============      =============      =============      =============

                                                                                                FEDERATED FUND
                                                                             ALGER AMERICAN        FOR U.S.        FEDERATED HIGH
                                                         AIM V.I. PREMIER      LEVERAGED          GOVERNMENT        INCOME BOND
                                                              EQUITY             ALLCAP          SECURITIES II        FUND II
                                                           SUBACCOUNT(1)       SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                           -------------      -------------      -------------      -------------
Investment income
    Distributions                                          $         304      $         -        $       4,016      $       1,431
Expenses
    Mortality, expense risk and administrative charges               -                  -                  -                  -
                                                           -------------      -------------      -------------      -------------
Net investment income (loss)                                         304                -                4,016              1,431
                                                           -------------      -------------      -------------      -------------
Net realized gain (loss) from share transactions                  (3,489)              (927)              (650)              (979)
Net realized gain distribution from Fund                             -                  -                  -                  -
Net unrealized appreciation (depreciation) on investment         (15,295)               -                2,493               (453)
                                                           -------------      -------------      -------------      -------------
Net gain (loss) on investment                                    (18,784)              (927)             1,843             (1,432)
Net increase (decrease) in net assets resulting from
    operations                                             $     (18,480)     $        (927)     $       5,859      $          (1)
                                                           =============      =============      =============      =============

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                                                                     TEMPLETON
                                                                                                                     DEVELOPING
                                                                               VIP GROWTH                             MARKETS
                                                          VIP CONTRAFUND(R)   OPPORTUNITIES       VIP GROWTH         SECURITIES
                                                             SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                           -------------      -------------      -------------      -------------
Investment income
    Distributions                                                     52                 60                 28                185
Expenses
    Mortality, expense risk and administrative charges               -                  -                  -                  -
                                                           -------------      -------------      -------------      -------------
Net investment income (loss)                                          52                 60                 28                185
                                                           -------------      -------------      -------------      -------------
Net realized gain (loss) from share transactions                  (1,190)            (5,500)            (5,920)            (2,768)
Net realized gain distribution from Fund                             -                  -                  -                  -
Net unrealized appreciation (depreciation) on investment          (1,908)               443             (5,496)               -
                                                           -------------      -------------      -------------      -------------
Net gain (loss) on investment                                     (3,098)            (5,057)           (11,416)            (2,768)
Net increase (decrease) in net assets resulting from
    operations                                             $      (3,046)     $      (4,997)     $     (11,388)     $      (2,583)
                                                           =============      =============      =============      =============

                                                            TEMPLETON           TEMPLETON         SCUDDER VIT
                                                             FOREIGN             GROWTH          EAFE(R) EQUITY      SCUDDER VIT
                                                            SECURITIES         SECURITIES            INDEX        EQUITY 500 INDEX
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(4)
                                                           -------------      -------------      -------------      -------------
Investment income
    Distributions                                          $         351      $         432      $         185      $         527
Expenses
    Mortality, expense risk and administrative charges     $         -        $         -        $         -        $         -
                                                           -------------      -------------      -------------      -------------
Net investment income (loss)                                         351                432                185                527
                                                           -------------      -------------      -------------      -------------
Net realized gain (loss) from share transactions                  (2,532)            (6,708)               683                -
Net realized gain distribution from Fund                             -                  424                -                  -
Net unrealized appreciation (depreciation) on investment          (2,095)             1,804             (3,327)              (941)
                                                           -------------      -------------      -------------      -------------
Net gain (loss) on investment                                     (4,627)            (4,480)            (2,644)              (941)
Net increase (decrease) in net assets resulting from
    operations                                             $      (4,276)     $      (4,048)     $      (2,459)     $        (414)
                                                           =============      =============      =============      =============

                                                                                                    WANGER
                                                                             WANGER FOREIGN      INTERNATIONAL
                                                            TECHNOLOGY           FORTY             SMALL CAP        WANGER TWENTY
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                           -------------      -------------      -------------      -------------
Investment income
    Distributions                                                    -                  -                  -                  -
Expenses
    Mortality, expense risk and administrative charges               -                    1                -                    1
                                                           -------------      -------------      -------------      -------------
Net investment income (loss)                                         -                   (1)               -                   (1)
                                                           -------------      -------------      -------------      -------------
Net realized gain (loss) from share transactions                  (7,514)            (2,376)                89             (1,043)
Net realized gain distribution from Fund                             -                  -                  -                  -
Net unrealized appreciation (depreciation) on investment          (9,157)               795               (469)            (1,028)
                                                           -------------      -------------      -------------      -------------
Net gain (loss) on investment                                    (16,671)            (1,581)              (380)            (2,071)
Net increase (decrease) in net assets resulting from
    operations                                             $     (16,671)     $      (1,582)     $        (380)     $      (2,072)
                                                           =============      =============      =============      =============

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                            WANGER U.S.
                                                             SMALLER
                                                            COMPANIES
                                                            SUBACCOUNT
                                                           -------------
Investment income
    Distributions                                          $         -
Expenses
    Mortality, expense risk and administrative charges               -
                                                           -------------
Net investment income (loss)                                         -
                                                           -------------
Net realized gain (loss) from share transactions                  (2,861)
Net realized gain distribution from Fund                             -
Net unrealized appreciation (depreciation) on investment             (55)
                                                           -------------
Net gain (loss) on investment                                     (2,916)
Net increase (decrease) in net assets resulting from
    operations                                             $      (2,916)
                                                           =============

Footnotes for Statements of Operations
For the period ended December 31, 2002

(1)  From inception March 7, 2002 to December 31, 2002.
(2)  From inception May 17, 2002 to December 31, 2002.
(3)  From inception July 18, 2002 to December 31, 2002.
(4)  From inception October 28, 2002 to December 31, 2002.

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                                                                    PHOENIX-
                                              PHOENIX-          PHOENIX-          PHOENIX-          DEUTSCHE          PHOENIX-
                                              ABERDEEN          ABERDEEN          DEUTSCHE         NASDAQ-100         ENGEMANN
                                            INTERNATIONAL       NEW ASIA           DOW 30           INDEX(R)       CAPITAL GROWTH
                                            SUBACCOUNT(1)     SUBACCOUNT(1)     SUBACCOUNT(1)     SUBACCOUNT(1)     SUBACCOUNT(1)
                                            -------------     -------------     -------------     -------------     -------------
Investment income
    Distributions                           $         -       $         318     $         412     $         -       $         -
Expenses
    Mortality, expense risk and
        administrative charges                        -                 -                 -                   1               -
                                            -------------     -------------     -------------     -------------     -------------
Net investment income (loss)                          -                 318               412                (1)              -
                                            -------------     -------------     -------------     -------------     -------------
Net realized gain (loss) from
    share transactions                               (526)             (144)              (86)             (759)             (812)
Net realized gain distribution from Fund               96               -                 234               -                  71
Net unrealized appreciation
    (depreciation) on investment                      -                 388              (178)             (400)              -
                                            -------------     -------------     -------------     -------------     -------------
Net gain (loss) on investment                        (430)              244               (30)           (1,159)             (741)
Net increase (decrease) in net assets
    resulting from operations               $        (430)    $         562     $         382     $      (1,160)    $        (741)
                                            =============     =============     =============     =============     =============

                                                                PHOENIX-          PHOENIX-
                                              PHOENIX-          ENGEMANN        FEDERATED U.S.       PHOENIX-
                                              ENGEMANN        SMALL & MID-       GOVERNMENT       GOODWIN MONEY   PHOENIX-HOLLISTER
                                             NIFTY FIFTY       CAP GROWTH           BOND             MARKET         VALUE EQUITY
                                            SUBACCOUNT(1)     SUBACCOUNT(1)     SUBACCOUNT(1)     SUBACCOUNT(1)     SUBACCOUNT(1)
                                            -------------     -------------     -------------     -------------     -------------
Investment income
    Distributions                           $         -       $           2     $          44     $       2,537     $         422
Expenses
    Mortality, expense risk and
        administrative charges                          1                 1               -                   2                 1
                                            -------------     -------------     -------------     -------------     -------------
Net investment income (loss)                           (1)                1                44             2,535               421
                                            -------------     -------------     -------------     -------------     -------------
Net realized gain (loss) from
    share transactions                                 83              (667)               28               -                (121)
Net realized gain distribution from Fund              -                 -                 -                 -                 202
Net unrealized appreciation
    (depreciation) on investment                   (1,402)              -                 -                 -              (4,811)
                                            -------------     -------------     -------------     -------------     -------------
Net gain (loss) on investment                      (1,319)             (667)               28               -              (4,730)
Net increase (decrease) in net assets
    resulting from operations               $      (1,320)    $        (666)    $          72     $       2,535     $      (4,309)
                                            =============     =============     =============     =============     =============

                                             PHOENIX-J.P.                                                          PHOENIX-MORGAN
                                           MORGAN RESEARCH    PHOENIX-JANUS     PHOENIX-JANUS     PHOENIX-JANUS     STANLEY FOCUS
                                            ENHANCED INDEX     CORE EQUITY     FLEXIBLE INCOME       GROWTH            EQUITY
                                            SUBACCOUNT(1)     SUBACCOUNT(1)     SUBACCOUNT(2)     SUBACCOUNT(1)     SUBACCOUNT(1)
                                            -------------     -------------     -------------     -------------     -------------
Investment income
    Distributions                           $          53     $         166     $         302     $         -       $         -
Expenses
    Mortality, expense risk and
        administrative charges                        -                 -                 -                 -                   1
                                            -------------     -------------     -------------     -------------     -------------
Net investment income (loss)                           53               166               302               -                  (1)
                                            -------------     -------------     -------------     -------------     -------------
Net realized gain (loss) from
    share transactions                               (597)              (35)                3               (70)               (6)
Net realized gain distribution from Fund               67               -                  86               -                 -
Net unrealized appreciation
    (depreciation) on investment                       84              (327)             (304)           (2,389)             (154)
                                            -------------     -------------     -------------     -------------     -------------
Net gain (loss) on investment                        (446)             (362)             (215)           (2,459)             (160)
Net increase (decrease) in net assets
    resulting from operations               $        (393)    $        (196)    $          87     $      (2,459)    $        (161)
                                            =============     =============     =============     =============     =============

                                                               PHOENIX-           PHOENIX-
                                              PHOENIX-         OAKHURST           SANFORD
                                           OAKHURST GROWTH     STRATEGIC         BERNSTEIN       PHOENIX-SENECA     PHOENIX-SENECA
                                             AND INCOME        ALLOCATION       MID-CAP VALUE    MID-CAP GROWTH    STRATEGIC THEME
                                            SUBACCOUNT(1)     SUBACCOUNT(1)     SUBACCOUNT(1)     SUBACCOUNT(1)     SUBACCOUNT(1)
                                            -------------     -------------     -------------     -------------     -------------
Investment income
    Distributions                           $           5     $         109     $         143     $         -       $         -
Expenses
    Mortality, expense risk and
        administrative charges                        -                   1               -                 -                  (1)
                                            -------------     -------------     -------------     -------------     -------------
Net investment income (loss)                            5               108               143               -                   1
                                            -------------     -------------     -------------     -------------     -------------
Net realized gain (loss) from
    share transactions                               (281)             (132)              565            (1,125)           (3,882)
Net realized gain distribution from Fund                8               121                56               -                 741
Net unrealized appreciation
    (depreciation) on investment                      -                 (19)            1,483            (9,256)           (2,663)
                                            -------------     -------------     -------------     -------------     -------------
Net gain (loss) on investment                        (273)              (30)            2,104           (10,381)           (5,804)
Net increase (decrease) in net assets
    resulting from operations               $        (268)    $          78     $       2,247     $     (10,381)    $      (5,803)
                                            =============     =============     =============     =============     =============

                                                                               FEDERATED FUND
                                           ALGER AMERICAN     DEUTSCHE VIT        FOR U.S.       FEDERATED HIGH
                                          LEVERAGED ALLCAP   EAFE(R) EQUITY      GOVERNMENT       INCOME BOND     VIP CONTRAFUND(R)
                                              PORTFOLIO          INDEX          SECURITIES II       FUND II          PORTFOLIO
                                            SUBACCOUNT(1)     SUBACCOUNT(1)     SUBACCOUNT(1)     SUBACCOUNT(1)     SUBACCOUNT(1)
                                            -------------     -------------     -------------     -------------     -------------
Investment income
    Distributions                           $         -       $         -       $         -       $         -       $         -
Expenses
    Mortality, expense risk and
        administrative charges                        -                 -                 -                 -                 -
                                            -------------     -------------     -------------     -------------     -------------
Net investment income (loss)                          -                 -                 -                 -                 -
                                            -------------     -------------     -------------     -------------     -------------
Net realized gain (loss) from
    share transactions                               (459)              (37)             (101)              (25)              (96)
Net realized gain distribution from Fund              119               -                 -                 -                 -
Net unrealized appreciation
    (depreciation) on investment                      -              (1,246)              703              (198)              (82)
                                            -------------     -------------     -------------     -------------     -------------
Net gain (loss) on investment                        (340)           (1,283)              602              (223)             (178)
Net increase (decrease) in net assets
    resulting from operations               $        (340)    $      (1,283)    $         602     $        (223)    $        (178)
                                            =============     =============     =============     =============     =============

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001
                                   (CONTINUED)

                                                                                                    TEMPLETON
                                              VIP GROWTH                         TEMPLETON          DEVELOPING        TEMPLETON
                                            OPPORTUNITIES      VIP GROWTH          ASSET             MARKETS           GROWTH
                                              PORTFOLIO         PORTFOLIO         STRATEGY         SECURITIES        SECURITIES
                                            SUBACCOUNT(1)     SUBACCOUNT(1)     SUBACCOUNT(1)     SUBACCOUNT(2)     SUBACCOUNT(1)
                                            -------------     -------------     -------------     -------------     -------------
Investment income
    Distributions                           $         -       $         -       $          47     $         -       $       3,740
Expenses
    Mortality, expense risk and
        administrative charges                        -                 -                 -                 -                  (1)
                                            -------------     -------------     -------------     -------------     -------------
Net investment income (loss)                          -                 -                  47               -               3,741
                                            -------------     -------------     -------------     -------------     -------------
Net realized gain (loss) from
    share transactions                               (523)           (1,728)             (938)             (902)           (2,349)
Net realized gain distribution from Fund              -                 -                 334               -                 417
Net unrealized appreciation
    (depreciation) on investment                     (198)             (920)              -                 -              (1,804)
                                            -------------     -------------     -------------     -------------     -------------
Net gain (loss) on investment                        (721)           (2,648)             (604)             (902)           (3,736)
Net increase (decrease) in net assets
    resulting from operations               $        (721)    $      (2,648)    $        (557)    $        (902)    $           5
                                            =============     =============     =============     =============     =============

                                              TEMPLETON                                              WANGER
                                            INTERNATIONAL      TECHNOLOGY      WANGER FOREIGN     INTERNATIONAL
                                             SECURITIES        PORTFOLIO            FORTY           SMALL CAP       WANGER TWENTY
                                            SUBACCOUNT(2)     SUBACCOUNT(1)     SUBACCOUNT(1)     SUBACCOUNT(2)     SUBACCOUNT(1)
                                            -------------     -------------     -------------     -------------     -------------
Investment income
    Distributions                           $         -       $         -       $         -       $         -       $         -
Expenses
    Mortality, expense risk and
        administrative charges                        -                   1                 5                 1                (9)
                                            -------------     -------------     -------------     -------------     -------------
Net investment income (loss)                          -                  (1)               (5)               (1)                9
                                            -------------     -------------     -------------     -------------     -------------
Net realized gain (loss) from
    share transactions                               (224)              186               (40)                1              (172)
Net realized gain distribution from Fund              -                 -                 -                 -                 -
Net unrealized appreciation
    (depreciation) on investment                     (710)           (1,808)             (795)             (291)              713
                                            -------------     -------------     -------------     -------------     -------------
Net gain (loss) on investment                        (934)           (1,622)             (835)             (290)              541
Net increase (decrease) in net assets
    resulting from operations               $        (934)    $      (1,623)    $        (840)    $        (291)    $         550
                                            =============     =============     =============     =============     =============

                                             WANGER U.S.
                                              SMALL CAP
                                            SUBACCOUNT(2)
                                            -------------
Investment income
    Distributions                           $         -
Expenses
    Mortality, expense risk and
        administrative charges                        -
                                            -------------
Net investment income (loss)                          -
                                            -------------
Net realized gain (loss) from
    share transactions                               (209)
Net realized gain distribution from Fund              -
Net unrealized appreciation
    (depreciation) on investment                       55
                                            -------------
Net gain (loss) on investment                        (154)
Net increase (decrease) in net assets
    resulting from operations               $        (154)
                                            =============

Footnotes for Statements of Operations
For the period ended December 31, 2001

(1) From inception April 26, 2001 to December 31, 2001
(2) From inception August 3, 2001 to December 31, 2001

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                                                      PHOENIX-
                                                          PHOENIX-            PHOENIX-                                DEUTSCHE
                                                          ABERDEEN          ABERDEEN NEW          PHOENIX-           NASDAQ-100
                                                        INTERNATIONAL           ASIA           DEUTSCHE DOW 30        INDEX(R)
                                                         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                       ---------------     ---------------     ---------------     ---------------
FROM OPERATIONS
   Net investment income (loss)                        $           -       $           193     $           711     $           -
   Net realized gain (loss)                                        708                 175              (2,301)             (4,266)
   Net unrealized appreciation (depreciation)                      -                  (388)             (5,742)             (5,799)
                                                       ---------------     ---------------     ---------------     ---------------
   Net increase (decrease) resulting from operations               708                 (20)             (7,332)            (10,065)
                                                       ---------------     ---------------     ---------------     ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          1,095               2,189              22,830               9,225
   Participant transfers                                        (1,567)            (13,937)             (1,470)             18,459
   Participant withdrawals                                        (236)             (2,138)             (2,919)               (481)
                                                       ---------------     ---------------     ---------------     ---------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               (708)            (13,886)             18,441              27,203
                                                       ---------------     ---------------     ---------------     ---------------
   Net increase (decrease) in net assets                           -               (13,906)             11,109              17,138
NET ASSETS
   Beginning of period                                             -                13,906              46,699               6,815
                                                       ---------------     ---------------     ---------------     ---------------
   End of period                                       $           -       $           -       $        57,808     $        23,953
                                                       ===============     ===============     ===============     ===============

                                                                                                  PHOENIX-
                                                        PHOENIX-DUFF &        PHOENIX-         ENGEMANN SMALL         PHOENIX-
                                                         PHELPS REAL          ENGEMANN           & MID-CAP         GOODWIN MONEY
                                                      ESTATE SECURITIES    CAPITAL GROWTH          GROWTH              MARKET
                                                        SUBACCOUNT(2)        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                       ---------------     ---------------     ---------------     ---------------
FROM OPERATIONS
   Net investment income (loss)                        $           547     $           -       $            (1)    $         9,030
   Net realized gain (loss)                                        333              (2,709)               (254)                -
   Net unrealized appreciation (depreciation)                    1,459                 -                (1,378)                -
                                                       ---------------     ---------------     ---------------     ---------------
   Net increase (decrease) resulting from operations             2,339              (2,709)             (1,633)              9,030
                                                       ---------------     ---------------     ---------------     ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                            -                21,175                 -               518,455
   Participant transfers                                        55,616                 -                41,329            (449,499)
   Participant withdrawals                                        (135)            (18,466)                (27)            (62,545)
                                                       ---------------     ---------------     ---------------     ---------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             55,481               2,709              41,302               6,411
                                                       ---------------     ---------------     ---------------     ---------------
   Net increase (decrease) in net assets                        57,820                 -                39,669              15,441
NET ASSETS
   Beginning of period                                             -                   -                   -               593,293
                                                       ---------------     ---------------     ---------------     ---------------
   End of period                                       $        57,820     $           -       $        39,669     $       608,734
                                                       ===============     ===============     ===============     ===============

                        See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                          PHOENIX-                              PHOENIX-J.P.
                                                       GOODWIN MULTI-          PHOENIX-            MORGAN
                                                        SECTOR FIXED          HOLLISTER           RESEARCH          PHOENIX-JANUS
                                                           INCOME           VALUE EQUITY       ENHANCED INDEX      FLEXIBLE INCOME
                                                        SUBACCOUNT(2)        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                       ---------------     ---------------     ---------------     ---------------
FROM OPERATIONS
   Net investment income (loss)                        $           375     $           292     $           489     $         6,632
   Net realized gain (loss)                                        (80)             (8,078)             (6,591)                872
   Net unrealized appreciation (depreciation)                      -                (3,309)             (8,796)              4,533
                                                       ---------------     ---------------     ---------------     ---------------
   Net increase (decrease) resulting from operations               295             (11,095)            (14,898)             12,037
                                                       ---------------     ---------------     ---------------     ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                            -                12,041              26,582             123,059
   Participant transfers                                          (249)            (44,158)             25,910             176,712
   Participant withdrawals                                         (46)             (5,881)             (1,423)             (2,238)
                                                       ---------------     ---------------     ---------------     ---------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               (295)            (37,998)             51,069             297,533
                                                       ---------------     ---------------     ---------------     ---------------
   Net increase (decrease) in net assets                           -               (49,093)             36,171             309,570
NET ASSETS
   Beginning of period                                             -                65,999              13,138              12,208
                                                       ---------------     ---------------     ---------------     ---------------
   End of period                                       $           -       $        16,906     $        49,309     $       321,778
                                                       ===============     ===============     ===============     ===============

                                                                              PHOENIX-            PHOENIX-
                                                                              OAKHURST            SANFORD          PHOENIX-SANFORD
                                                        PHOENIX-JANUS         STRATEGIC        BERNSTEIN MID-      BERNSTEIN SMALL-
                                                           GROWTH            ALLOCATION           CAP VALUE           CAP VALUE
                                                         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT(1)
                                                       ---------------     ---------------     ---------------     ---------------
FROM OPERATIONS
   Net investment income (loss)                        $            (1)    $         2,505     $           194     $           450
   Net realized gain (loss)                                    (18,820)               (231)              1,756             (12,315)
   Net unrealized appreciation (depreciation)                   (7,941)            (12,258)             (4,678)             (5,728)
                                                       ---------------     ---------------     ---------------     ---------------
   Net increase (decrease) resulting from operations           (26,762)             (9,984)             (2,728)            (17,593)
                                                       ---------------     ---------------     ---------------     ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                         21,735              74,273               2,189              24,393
   Participant transfers                                         7,007              91,404              13,461              85,527
   Participant withdrawals                                      (2,461)             (2,140)             (2,573)               (576)
                                                       ---------------     ---------------     ---------------     ---------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             26,281             163,537              13,077             109,344
                                                       ---------------     ---------------     ---------------     ---------------
   Net increase (decrease) in net assets                          (481)            153,553              10,349              91,751
NET ASSETS
   Beginning of period                                          33,098               6,404              13,827                 -
                                                       ---------------     ---------------     ---------------     ---------------
   End of period                                       $        32,617     $       159,957     $        24,176     $        91,751
                                                       ===============     ===============     ===============     ===============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                                                PHOENIX-VAN           AIM V.I.
                                                        PHOENIX-SENECA     PHOENIX-SENECA       KAMPEN FOCUS          CAPITAL
                                                        MID-CAP GROWTH     STRATEGIC THEME         EQUITY           APPRECIATION
                                                          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT(1)
                                                       ---------------     ---------------     ---------------     ---------------
FROM OPERATIONS
   Net investment income (loss)                        $           -       $           -       $           -       $           -
   Net realized gain (loss)                                    (16,149)            (12,409)               (706)             (1,305)
   Net unrealized appreciation (depreciation)                   (8,089)              2,663                 154              (2,611)
                                                       ---------------     ---------------     ---------------     ---------------
   Net increase (decrease) resulting from operations           (24,238)             (9,746)               (552)             (3,916)
                                                       ---------------     ---------------     ---------------     ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                         14,230               3,284               1,095              12,197
   Participant transfers                                       (40,115)            (12,336)             (6,785)                (47)
   Participant withdrawals                                      (7,115)             (1,788)               (273)                -
                                                       ---------------     ---------------     ---------------     ---------------
   Net increase (decrease) in net assets resulting
      from participant transactions                            (33,000)            (10,840)             (5,963)             12,150
                                                       ---------------     ---------------     ---------------     ---------------
   Net increase (decrease) in net assets                       (57,238)            (20,586)             (6,515)              8,234
NET ASSETS
   Beginning of period                                          78,730              20,586               6,515                 -
                                                       ---------------     ---------------     ---------------     ---------------
   End of period                                       $        21,492     $           -       $           -       $         8,234
                                                       ===============     ===============     ===============     ===============

                                                                                               FEDERATED FUND
                                                           AIM V.I.        ALGER AMERICAN         FOR U.S.         FEDERATED HIGH
                                                           PREMIER            LEVERAGED          GOVERNMENT          INCOME BOND
                                                           EQUITY              ALLCAP           SECURITIES II          FUND II
                                                        SUBACCOUNT(1)        SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                       ---------------     ---------------     ---------------     ---------------
FROM OPERATIONS
   Net investment income (loss)                        $           304     $           -       $         4,016     $         1,431
   Net realized gain (loss)                                     (3,489)               (927)               (650)               (979)
   Net unrealized appreciation (depreciation)                  (15,295)                -                 2,493                (453)
                                                       ---------------     ---------------     ---------------     ---------------
   Net increase (decrease) resulting from operations           (18,480)               (927)              5,859                  (1)
                                                       ---------------     ---------------     ---------------     ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                         36,589              14,068              15,325               2,189
   Participant transfers                                        47,541                 -                (5,198)            (13,877)
   Participant withdrawals                                         -               (13,141)             (9,200)             (1,295)
                                                       ---------------     ---------------     ---------------     ---------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             84,130                 927                 927             (12,983)
                                                       ---------------     ---------------     ---------------     ---------------
   Net increase (decrease) in net assets                        65,650                 -                 6,786             (12,984)
NET ASSETS
   Beginning of period                                             -                   -                86,043              19,058
                                                       ---------------     ---------------     ---------------     ---------------
   End of period                                       $        65,650     $           -       $        92,829     $         6,074
                                                       ===============     ===============     ===============     ===============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                                                                     TEMPLETON
                                                                                                                     DEVELOPING
                                                            VIP             VIP GROWTH                                 MARKETS
                                                        CONTRAFUND(R)      OPPORTUNITIES         VIP GROWTH          SECURITIES
                                                         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                       ---------------     ---------------     ---------------     ---------------
FROM OPERATIONS
   Net investment income (loss)                        $            52     $            60     $            28     $           185
   Net realized gain (loss)                                     (1,190)             (5,500)             (5,920)             (2,768)
   Net unrealized appreciation (depreciation)                   (1,908)                443              (5,496)                -
                                                       ---------------     ---------------     ---------------     ---------------
   Net increase (decrease) resulting from operations            (3,046)             (4,997)            (11,388)             (2,583)
                                                       ---------------     ---------------     ---------------     ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                         13,291               9,226               3,284                 -
   Participant transfers                                         9,406               6,456              19,417               2,688
   Participant withdrawals                                        (828)              (865)              (3,383)               (105)
                                                       ---------------     ---------------     ---------------     ---------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             21,869              14,817              19,318               2,583
                                                       ---------------     ---------------     ---------------     ---------------
   Net increase (decrease) in net assets                        18,823               9,820               7,930                 -
NET ASSETS
   Beginning of period                                           6,495               6,550              19,892                 -
                                                       ---------------     ---------------     ---------------     ---------------
   End of period                                       $        25,318     $        16,370     $        27,822     $           -
                                                       ===============     ===============     ===============     ===============

                                                          TEMPLETON           TEMPLETON         SCUDDER VIT          SCUDDER VIT
                                                           FOREIGN             GROWTH          EAFE(R) EQUITY          EQUITY
                                                         SECURITIES          SECURITIES            INDEX              500 INDEX
                                                         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT(4)
                                                       ---------------     ---------------     ---------------     ---------------
FROM OPERATIONS
   Net investment income (loss)                        $           351     $           432     $           185     $           527
   Net realized gain (loss)                                     (2,532)             (6,284)                683                 -
   Net unrealized appreciation (depreciation)                   (2,095)              1,804              (3,327)               (941)
                                                       ---------------     ---------------     ---------------     ---------------
   Net increase (decrease) resulting from operations            (4,276)             (4,048)             (2,459)               (414)
                                                       ---------------     ---------------     ---------------     ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                         10,320               2,189               4,378                 -
   Participant transfers                                         7,099              (9,545)            (13,729)             47,041
   Participant withdrawals                                      (1,123)             (1,733)             (2,140)               (397)
                                                       ---------------     ---------------     ---------------     ---------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             16,296              (9,089)            (11,491)             46,644
                                                       ---------------     ---------------     ---------------     ---------------
   Net increase (decrease) in net assets                        12,020             (13,137)            (13,950)             46,230
NET ASSETS
   Beginning of period                                          13,072              13,137              25,461                 -
                                                       ---------------     ---------------     ---------------     ---------------
   End of period                                       $        25,092     $           -       $        11,511     $        46,230
                                                       ===============     ===============     ===============     ===============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                                                   WANGER
                                                                           WANGER FOREIGN       INTERNATIONAL
                                                         TECHNOLOGY             FORTY             SMALL CAP         WANGER TWENTY
                                                         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                       ---------------     ---------------     ---------------     ---------------
FROM OPERATIONS
   Net investment income (loss)                        $           -       $            (1)    $           -       $            (1)
   Net realized gain (loss)                                     (7,514)             (2,376)                 89              (1,043)
   Net unrealized appreciation (depreciation)                   (9,157)                795                (469)             (1,028)
                                                       ---------------     ---------------     ---------------     ---------------
   Net increase (decrease) resulting from operations            16,671)             (1,582)               (380)             (2,072)
                                                       ---------------     ---------------     ---------------     ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                         10,320               2,189               1,095              13,291
   Participant transfers                                        17,132             (12,662)              5,874               8,001
   Participant withdrawals                                        (981)             (1,097)               (917)               (968)
                                                       ---------------     ---------------     ---------------     ---------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             26,471             (11,570)              6,052              20,324
                                                       ---------------     ---------------     ---------------     ---------------
   Net increase (decrease) in net assets                         9,800             (13,152)              5,672              18,252
NET ASSETS
   Beginning of period                                          13,811              13,152               6,499               6,991
                                                       ---------------     ---------------     ---------------     ---------------
   End of period                                       $        23,611     $           -       $        12,171     $        25,243
                                                       ===============     ===============     ===============     ===============

                                                          WANGER U.S.
                                                           SMALLER
                                                          COMPANIES
                                                         SUBACCOUNT
                                                       ---------------
FROM OPERATIONS
   Net investment income (loss)                        $           -
   Net realized gain (loss)                                     (2,861)
   Net unrealized appreciation (depreciation)                      (55)
                                                       ---------------
   Net increase (decrease) resulting from operations            (2,916)
                                                       ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          2,189
   Participant transfers                                       (12,030)
   Participant withdrawals                                      (1,099)
                                                       ---------------
   Net increase (decrease) in net assets resulting
      from participant transactions                            (10,940)
                                                       ---------------
   Net increase (decrease) in net assets                       (13,856)
NET ASSETS
   Beginning of period                                          13,856
                                                       ---------------
   End of period                                       $           -
                                                       ===============

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2002

(1)  From inception March 7, 2002 to December 31, 2002.
(2)  From inception May 17, 2002 to December 31, 2002.
(3)  From inception July 18, 2002 to December 31, 2002.
(4)  From inception October 28, 2002 to December 31, 2002.

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                                                                   PHOENIX-
                                          PHOENIX-           PHOENIX-                              DEUTSCHE           PHOENIX-
                                          ABERDEEN         ABERDEEN NEW         PHOENIX-           NASDAQ-100         ENGEMANN
                                        INTERNATIONAL          ASIA          DEUTSCHE DOW 30       INDEX(R)        CAPITAL GROWTH
                                        SUBACCOUNT(1)      SUBACCOUNT(1)      SUBACCOUNT(1)      SUBACCOUNT(1)      SUBACCOUNT(1)
                                       ---------------    ---------------    ---------------    ---------------    ---------------
FROM OPERATIONS
   Net investment income (loss)        $           -      $           318    $           412    $            (1)   $           -
   Net realized gain (loss)                       (430)              (144)               148               (759)              (741)
   Net unrealized appreciation
      (depreciation)                               -                  388               (178)              (400)               -
                                       ---------------    ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) resulting
     from operations                              (430)               562                382             (1,160)              (741)
                                       ---------------    ---------------    ---------------    ---------------    ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                          4,265             22,845             28,779             11,420              4,265
   Participant transfers                        (3,794)            (8,442)            19,534             (3,321)            (3,524)
   Participant withdrawals                         (41)            (1,059)            (1,996)              (124)               -
                                       ---------------    ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) in net
      assets resulting from
      participant transactions                     430             13,344             46,317              7,975                741
                                       ---------------    ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) in net
      assets                                       -               13,906             46,699              6,815                -
NET ASSETS
   Beginning of period                             -                  -                  -                  -                  -
                                       ---------------    ---------------    ---------------    ---------------    ---------------
   End of period                       $           -      $        13,906     $       46,699    $         6,815    $           -
                                       ===============    ===============    ===============    ===============    ===============

                                                              PHOENIX-          PHOENIX-
                                          PHOENIX-         ENGEMANN SMALL     FEDERATED U.S.       PHOENIX-           PHOENIX-
                                          ENGEMANN           & MID-CAP         GOVERNMENT        GOODWIN MONEY        HOLLISTER
                                         NIFTY FIFTY          GROWTH              BOND              MARKET          VALUE EQUITY
                                        SUBACCOUNT(1)      SUBACCOUNT(1)      SUBACCOUNT(1)      SUBACCOUNT(1)      SUBACCOUNT(1)
                                       ---------------    ---------------    ---------------    ---------------    ---------------
FROM OPERATIONS
   Net investment income (loss)        $            (1)   $             1    $            44    $         2,535    $           421
   Net realized gain (loss)                         83               (667)                28                -                   81
   Net unrealized appreciation
      (depreciation)                            (1,402)               -                  -                  -               (4,811)
                                       ---------------    ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) resulting
      from operations                           (1,320)              (666)                72              2,535             (4,309)
                                       ---------------    ---------------    ---------------    ---------------    ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                         19,338              4,267              4,265            604,951             67,308
   Participant transfers                         4,158             (3,601)            (4,294)            (4,053)             6,822
   Participant withdrawals                      (1,974)               -                  (43)           (10,140)            (3,822)
                                       ---------------    ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) in net
      assets resulting from
      participant transactions                  21,522                666                (72)           590,758             70,308
                                       ---------------    ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) in net
      assets                                    20,202                -                  -              593,293             65,999
NET ASSETS
   Beginning of period                             -                  -                  -                  -                  -
                                       ---------------    ---------------    ---------------    ---------------    ---------------
   End of period                       $        20,202    $           -      $           -      $       593,293      $      65,999
                                       ===============    ===============    ===============    ===============    ===============

                                         PHOENIX-J.P.                                                              PHOENIX-MORGAN
                                       MORGAN RESEARCH     PHOENIX-JANUS      PHOENIX-JANUS      PHOENIX-JANUS      STANLEY FOCUS
                                       ENHANCED INDEX       CORE EQUITY      FLEXIBLE INCOME        GROWTH             EQUITY
                                        SUBACCOUNT(1)      SUBACCOUNT(1)      SUBACCOUNT(2)      SUBACCOUNT(1)      SUBACCOUNT(1)
                                       ---------------    ---------------    ---------------    ---------------    ---------------
FROM OPERATIONS
   Net investment income (loss)        $            53    $           166    $           302    $           -      $            (1)
   Net realized gain (loss)                       (530)               (35)                89                (70)                (6)
   Net unrealized appreciation
      (depreciation)                                84               (327)              (304)            (2,389)              (154)
                                       ---------------    ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) resulting
      from operations                             (393)              (196)                87             (2,459)              (161)
                                       ---------------    ---------------    ---------------    ---------------    ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                         16,448             17,967              5,786             31,522              7,157
   Participant transfers                        (2,581)             9,587              6,335              6,153                (79)
   Participant withdrawals                        (336)            (1,241)               -               (2,118)              (402)
                                       ---------------    ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) in net
      assets resulting from
      participant transactions                  13,531             26,313             12,121             35,557              6,676
                                       ---------------    ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) in net
      assets                                    13,138             26,117             12,208             33,098              6,515
NET ASSETS
   Beginning of period                             -                  -                  -                  -                  -
                                       ---------------    ---------------    ---------------    ---------------    ---------------
   End of period                       $        13,138    $        26,117    $        12,208    $        33,098    $         6,515
                                       ===============    ===============    ===============    ===============    ===============

                                                              PHOENIX-
                                           PHOENIX-           OAKHURST       PHOENIX-SANFORD
                                       OAKHURST GROWTH       STRATEGIC       BERNSTEIN MID-     PHOENIX-SENECA     PHOENIX-SENECA
                                         AND INCOME         ALLOCATION          CAP VALUE       MID-CAP GROWTH     STRATEGIC THEME
                                        SUBACCOUNT(1)      SUBACCOUNT(1)      SUBACCOUNT(1)      SUBACCOUNT(1)      SUBACCOUNT(1)
                                       ---------------    ---------------    ---------------    ---------------    ---------------
FROM OPERATIONS
   Net investment income (loss)        $             5    $           108    $           143    $           -      $             1
   Net realized gain (loss)                       (273)               (11)               621             (1,125)            (3,141)
   Net unrealized appreciation
      (depreciation)                               -                  (19)             1,483             (9,256)            (2,663)
                                       ---------------    ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) resulting
      from operations                             (268)                78              2,247            (10,381)            (5,803)
                                       ---------------    ---------------    ---------------    ---------------    ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                          4,265             11,421             22,845             98,682             42,796
   Participant transfers                        (3,997)            (4,701)           (10,144)            (5,493)           (15,967)
   Participant withdrawals                         -                 (394)            (1,121)            (4,078)              (440)
                                       ---------------    ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) in net
      assets resulting from
      participant transactions                     268              6,326             11,580             89,111             26,389
                                       ---------------    ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) in net
      assets                                       -                6,404             13,827             78,730             20,586
NET ASSETS
   Beginning of period                             -                  -                  -                  -                  -
                                       ---------------    ---------------    ---------------    ---------------    ---------------
   End of period                       $           -      $         6,404    $        13,827    $        78,730    $        20,586
                                       ===============    ===============    ===============    ===============    ===============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001
                                   (CONTINUED)

                                       ALGER AMERICAN                        FEDERATED FUND
                                          LEVERAGED        DEUTSCHE VIT          FOR U.S.       FEDERATED HIGH          VIP
                                           ALLCAP         EAFE(R) EQUITY       GOVERNMENT         INCOME BOND       CONTRAFUND(R)
                                          PORTFOLIO           INDEX           SECURITIES II        FUND II            PORTFOLIO
                                        SUBACCOUNT(1)      SUBACCOUNT(1)      SUBACCOUNT(1)      SUBACCOUNT(1)      SUBACCOUNT(1)
                                       ---------------    ---------------    ---------------    ---------------    ---------------
FROM OPERATIONS
   Net investment income (loss)        $           -      $           -      $           -      $           -      $           -
   Net realized gain (loss)                       (340)               (37)              (101)               (25)               (96)
   Net unrealized appreciation
      (depreciation)                               -               (1,246)               703               (198)               (82)
                                       ---------------    ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) resulting
      from operations                             (340)            (1,283)               602               (223)              (178)
                                       ---------------    ---------------    ---------------    ---------------    ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                          4,264             13,703             36,232             21,472             11,421
   Participant transfers                        (3,924)            14,004             49,323               (981)            (4,296)
   Participant withdrawals                         -                 (963)              (114)            (1,210)              (452)
                                       ---------------    ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) in net
      assets resulting from
      participant transactions                     340             26,744             85,441             19,281              6,673
                                       ---------------    ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) in net
      assets                                       -               25,461             86,043             19,058              6,495
NET ASSETS
   Beginning of period                             -                  -                  -                  -                  -
                                       ---------------    ---------------    ---------------    ---------------    ---------------
   End of period                       $           -      $        25,461    $        86,043    $        19,058    $         6,495
                                       ===============    ===============    ===============    ===============    ===============

                                                                                                  TEMPLETON
                                         VIP GROWTH                                               DEVELOPING          TEMPLETON
                                        OPPORTUNITIES       VIP GROWTH       TEMPLETON ASSET        MARKETS            GROWTH
                                          PORTFOLIO          PORTFOLIO          STRATEGY          SECURITIES         SECURITIES
                                        SUBACCOUNT(1)      SUBACCOUNT(1)      SUBACCOUNT(1)      SUBACCOUNT(2)      SUBACCOUNT(1)
                                       ---------------    ---------------    ---------------    ---------------    ---------------
FROM OPERATIONS
   Net investment income (loss)        $           -      $           -      $            47    $           -      $         3,741
   Net realized gain (loss)                       (523)            (1,728)              (604)              (902)            (1,932)
   Net unrealized appreciation
      (depreciation)                              (198)              (920)               -                  -               (1,804)
                                        ---------------    --------------     --------------     --------------     --------------
  Net increase (decrease) resulting
      from operations                             (721)            (2,648)              (557)              (902)                 5
                                       ---------------    ---------------    ---------------    ---------------    ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                         15,687             38,531              6,397              4,264             31,374
   Participant transfers                        (8,151)           (15,323)            (5,507)            (3,315)           (16,915)
   Participant withdrawals                        (265)              (668)              (333)               (47)            (1,327)
                                       ---------------    ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) in net
      assets resulting from
      participant transactions                   7,271             22,540                557                902             13,132
                                       ---------------    ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) in net
      assets                                     6,550             19,892                -                  -               13,137
NET ASSETS
   Beginning of period                             -                  -                  -                  -                  -
                                       ---------------    ---------------    ---------------    ---------------    ---------------
   End of period                       $         6,550    $        19,892    $           -      $           -      $        13,137
                                       ===============    ===============    ===============    ===============    ===============

                                          TEMPLETON                                                 WANGER
                                        INTERNATIONAL        TECHNOLOGY      WANGER FOREIGN      INTERNATIONAL
                                         SECURITIES          PORTFOLIO            FORTY            SMALL CAP        WANGER TWENTY
                                        SUBACCOUNT(2)      SUBACCOUNT(1)      SUBACCOUNT(1)      SUBACCOUNT(2)      SUBACCOUNT(1)
                                       ---------------    ---------------    ---------------    ---------------    ---------------
FROM OPERATIONS
   Net investment income (loss)        $           -      $            (1)   $            (5)   $            (1)   $             9
   Net realized gain (loss)                       (224)               186                (40)                 1               (172)
   Net unrealized appreciation
      (depreciation)                              (710)            (1,808)              (795)              (291)               713
                                       ---------------    ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) resulting
      from operations                             (934)            (1,623)              (840)              (291)               550
                                       ---------------    ---------------    ---------------    ---------------    ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                          7,917             16,446             10,050              2,892             11,421
   Participant transfers                         6,089                551              4,622              3,898             (4,638)
   Participant withdrawals                         -               (1,563)              (680)               -                 (342)
                                       ---------------    ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) in net
      assets resulting from
      participant transactions                  14,006             15,434             13,992              6,790              6,441
                                       ---------------    ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) in net
      assets                                    13,072             13,811             13,152              6,499              6,991
NET ASSETS
   Beginning of period                             -                  -                  -                  -                  -
                                       ---------------    ---------------    ---------------    ---------------    ---------------
   End of period                       $        13,072    $        13,811    $        13,152    $         6,499    $         6,991
                                       ===============    ===============    ===============    ===============    ===============

                                          WANGER U.S.
                                          SMALL CAP
                                        SUBACCOUNT(2)
                                       ---------------
FROM OPERATIONS
   Net investment income (loss)        $           -
   Net realized gain (loss)                       (209)
   Net unrealized appreciation
      (depreciation)                                55
                                       ---------------
   Net increase (decrease) resulting
      from operations                             (154)
                                       ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                          7,917
   Participant transfers                         6,676
   Participant withdrawals                        (583)
                                       ---------------
   Net increase (decrease) in net
      assets resulting from
      participant transactions                  14,010
                                       ---------------
   Net increase (decrease) in net
      assets                                    13,856
NET ASSETS
   Beginning of period                             -
                                       ---------------
   End of period                       $        13,856
                                       ===============

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2001

(1) From inception April 26, 2001 to December 31, 2001
(2) From inception August 3, 2001 to December 31, 2001

                        See Notes to Financial Statements

                          PHOENIX EXECUTIVE BENEFIT-VUL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

    The Phoenix Life Variable Universal Life Account (the "Account"), is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 17, 1985. The Account currently consists of 55 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Scudder VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2002, all subaccounts were available for investment.

    Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account and the Guaranteed Interest Account ("GIA").

    The investment objectives as listed below in no way conflict with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

------------------------------------------------------------------------------------------------------------------------------------
SERIES NAME                                                     INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                           High total return consistent with reasonable risk.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                                Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                               Long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series                Long-term capital growth.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Dow 30 Series                                  Track the total return of the Dow Jones Industrial Average(SM)
                                                                before fund expenses.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Nasdaq-100 Index(R) Series                     Track the total return of the Nasdaq-100 Index(R) before fund expenses.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series             Capital appreciation and income with approximately equal emphasis.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                          Intermediate and long-term growth of capital appreciation, with income as a secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                  Long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                             As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                Long-term total return.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                           Long-term capital appreciation. The series has a secondary investment objective to seek current income.
------------------------------------------------------------------------------------------------------------------------------------
                                                                High total return by investing in a broadly diversified portfolio
Phoenix-J.P. Morgan Research Enhanced Index Series              of equity securities of large and medium capitalization companies within the market sectors found in the S&P 500.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                            Maximum total return consistent with the preservation of capital.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                     Long-term growth of capital in a manner consistent with the preservation of capital.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core Series                             Long-term capital appreciation with dividend income as a secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                    Long-term capital appreciation with dividend income as a secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series               Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                           Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                            Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                       High current income and long-term capital appreciation to produce a high total return.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                      Capital appreciation with income as a secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                        Capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                       Long-term growth of capital and future income rather than current income.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                              Long-term growth of capital and secondarily to provide reasonable current income.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                        Capital appreciation and reasonable income.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                       Dividend growth, current income and capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                    High total return over an extended period of time consistent with prudent investment risk.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                   Long-term capital growth through investment in equity securities of foreign and U.S. companies.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                  Long-term capital appreciation. Current income is a secondary investment objective.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SERIES NAME                                                     INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
                                                                Long-term capital appreciation by investing primarily in small
Phoenix-Sanford Bernstein Small-Cap Value Series                capitalization stocks that appear to be undervalued. Current income is a secondary investment objective.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                            Capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                           Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series           Long-term capital growth.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Focus Equity Series                          Capital appreciation by investing primarily in equity securities.
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                              Growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                    Long-term growth of capital with income as a secondary objective.
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                       Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                Current income.
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                              High current income.
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                     Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                              Capital growth.
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                            Capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                   Capital appreciation with income as a secondary objective.
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                    Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                               Long-term capital growth.
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                          High total return.
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                Long-term capital growth.
------------------------------------------------------------------------------------------------------------------------------------
                                                                Replicate, as closely as possible, before expenses, the performance
Scudder VIT EAFE(R) Equity Index Fund                           of the EAFE(R) Index which measures international stock market performance.
------------------------------------------------------------------------------------------------------------------------------------
                                                                Replicate, as closely as possible, before expenses, the performance
Scudder VIT Equity 500 Index Fund                               of the Standard & Poor's 500 Index which emphasizes stocks of large
                                                                U.S. companies.
------------------------------------------------------------------------------------------------------------------------------------
                                                                Long-term capital appreciation by investing primarily in equity
Technology Portfolio                                            securities of companies that the Adviser expects will benefit from their involvement in technology-related industries.
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                            Long-term capital growth.
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                  Long-term capital growth.
------------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                   Long-term capital growth.
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                   Long-term capital growth.
------------------------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the funds and are valued at the net asset values per share of the respective series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the funds as well as gains and losses on sales of shares in the funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from PHL Variable and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

   E. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles adopted or in effect in the United States of America require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2002, there were no contracts in the payout (annuitization) period.

                          PHOENIX EXECUTIVE BENEFIT-VUL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS

    Purchases and sales of shares of the Funds for the period ended December 31, 2002 aggregated the following:

SUBACCOUNT                                                               PURCHASES          SALES
----------                                                               ---------          -----
The Phoenix Edge Series Fund
   Phoenix-Aberdeen International Series                               $      7,460      $      8,168
   Phoenix-Aberdeen New Asia Series                                          12,118            25,811
   Phoenix-Deutsche Dow 30 Series                                            74,712            55,480
   Phoenix-Deutsche Nasdaq-100 Index(R) Series                               42,177            14,974
   Phoenix-Duff & Phelps Real Estate Securities Series                       57,453             1,106
   Phoenix-Engemann Capital Growth Series                                    21,009            18,300
   Phoenix-Engemann Small & Mid-Cap Growth Series                            45,511             4,209
   Phoenix-Goodwin Money Market Series                                      637,890           622,414
   Phoenix-Goodwin Multi-Sector Fixed Income Series                          13,218            13,138
   Phoenix-Hollister Value Equity Series                                     17,998            55,704
   Phoenix-J.P. Morgan Research Enhanced Index Series                        89,985            38,427
   Phoenix-Janus Flexible Income Series                                     356,263            51,059
   Phoenix-Janus Growth Series                                              127,213           100,933
   Phoenix-Oakhurst Strategic Allocation Series                             245,921            79,879
   Phoenix-Sanford Bernstein Mid-Cap Value Series                            18,391             3,334
   Phoenix-Sanford Bernstein Small-Cap Value Series                         186,436            72,553
   Phoenix-Seneca Mid-Cap Growth Series                                      20,467            53,466
   Phoenix-Seneca Strategic Theme Series                                     14,856            25,696
   Phoenix-Van Kampen Focus Equity Series                                     1,164             7,127

                          PHOENIX EXECUTIVE BENEFIT-VUL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                               PURCHASES          SALES
----------                                                               ---------          -----
AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund                                  $     29,288      $     17,138
   AIM V.I. Premier Equity Fund                                             126,766            42,332

The Alger American Fund
   Alger American Leveraged AllCap Portfolio                                 13,897            12,970

Federated Insurance Series
   Federated Fund for U.S. Government Securities II                          78,481            73,538
   Federated High Income Bond Fund II                                         3,519            15,071

Fidelity(R) Variable Insurance Products
   VIP Contrafund(R) Portfolio                                               42,406            20,485
   VIP Growth Opportunities Portfolio                                        36,649            21,772
   VIP Growth Portfolio                                                      31,055            11,709

Franklin Templeton Variable Insurance Products Trust -- Class 2
   Templeton Developing Markets Securities Fund                              14,893            12,125
   Templeton Foreign Securities Fund                                         34,865            18,218
   Templeton Growth Securities Fund                                           9,535            17,768

Scudder VIT Funds
   Scudder VIT EAFE(R) Equity Index Fund                                      6,885            18,191
   Scudder VIT Equity 500 Index Fund                                         47,171                 -

The Universal Institutional Funds, Inc.
   Technology Portfolio                                                      46,161            19,690

Wanger Advisors Trust
   Wanger Foreign Forty                                                       2,228            13,804
   Wanger International Small Cap                                             7,994             1,942
   Wanger Twenty                                                             43,278            22,954
   Wanger U.S. Smaller Companies                                              2,588            13,528

                          PHOENIX EXECUTIVE BENEFIT-VUL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES

    A summary of Financial Highlights of the Account for the periods ended December 31, 2002 and 2001 follows:

                                                                                         PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                                -------------------------------
                                                                                   2002                 2001
                                                                                ----------           ----------
THE PHOENIX EDGE SERIES FUND
   PHOENIX-DEUTSCHE DOW 30 SERIES(1)
   Units                                                                            71,925               49,099
   Unit Value, end of period                                                     $0.803706            $0.951122
   Net assets, end of period (thousands)                                         $      58            $      47
   Mortality and Expense fees as a % of average net assets                               -                    -
   Net investment income as a % of average net assets                                 1.57%                1.91%(7)
   Total return                                                                     (15.50%)              (4.89%)

   PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R) SERIES(1)
   Units                                                                            44,376                7,881
   Unit Value, end of period                                                     $0.539772            $0.864707
   Net assets, end of period (thousands)                                         $      24            $       7
   Mortality and Expense fees as a % of average net assets                               -                    -
   Net investment income as a % of average net assets                                    -                (0.02%)(7)
   Total return                                                                     (37.58%)             (13.53%)

   PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(4)
   Units                                                                            49,694                    -
   Unit Value, end of period                                                     $1.163530                    -
   Net assets, end of period (thousands)                                         $      58                    -
   Mortality and Expense fees as a % of average net assets                               -                    -
   Net investment income as a % of average net assets                                 4.64%(7)                -
   Total return                                                                       2.11%                   -

   PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES(1)
   Units                                                                            61,384                    -
   Unit Value, end of period                                                     $0.646279                    -
   Net assets, end of period (thousands)                                         $      40                    -
   Mortality and Expense fees as a % of average net assets                               -                    -
   Net investment income as a % of average net assets                                (0.01%)(7)               -
   Total return                                                                     (21.88%)                  -

   PHOENIX-GOODWIN MONEY MARKET SERIES(1)
   Units                                                                           587,896              581,057
   Unit Value, end of period                                                     $1.035566            $1.021058
   Net assets, end of period (thousands)                                         $     609            $     593
   Mortality and Expense fees as a % of average net assets                               -                    -
   Net investment income as a % of average net assets                                 1.41%                1.49%(7)
   Total return                                                                       1.42%                2.11%

                         PHOENIX EXECUTIVE BENEFIT-VUL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                         PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                                -------------------------------
                                                                                   2002                 2001
                                                                                ----------           ----------
   PHOENIX-HOLLISTER VALUE EQUITY SERIES(1)
   Units                                                                            24,349               74,210
   Unit Value, end of period                                                     $0.694316            $0.889364
   Net assets, end of period (thousands)                                         $      17            $      66
   Mortality and Expense fees as a % of average net assets                               -                    -
   Net investment income as a % of average net assets                                 0.56%                0.99%(7)
   Total return                                                                     (21.93%)             (11.06%)

   PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES(1)
   Units                                                                            68,693               13,968
   Unit Value, end of period                                                     $0.717830            $0.940599
   Net assets, end of period (thousands)                                         $      49            $      13
   Mortality and Expense fees as a % of average net assets                               -                    -
   Net investment income as a % of average net assets                                 1.08%                0.57%(7)
   Total return                                                                     (23.68%)              (5.94%)

   PHOENIX-JANUS FLEXIBLE INCOME SERIES(2)
   Units                                                                           280,298               11,764
   Unit Value, end of period                                                     $1.147990            $1.037812
   Net assets, end of period (thousands)                                         $     322            $      12
   Mortality and Expense fees as a % of average net assets                               -                    -
   Net investment income as a % of average net assets                                 6.57%                3.16%(7)
   Total return                                                                      10.62%                2.19%

   PHOENIX-JANUS GROWTH SERIES(1)
   Units                                                                            54,566               39,402
   Unit Value, end of period                                                     $0.597766           $ 0.840027
   Net assets, end of period (thousands)                                         $      33           $       33
   Mortality and Expense fees as a % of average net assets                               -                    -
   Net investment income as a % of average net assets                                 0.00%(8)                -
   Total return                                                                     (28.84%)             (16.00%)

   PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES(1)
   Units                                                                           176,648                6,253
   Unit Value, end of period                                                     $0.905520           $ 1.024078
   Net assets, end of period (thousands)                                         $     160           $        6
   Mortality and Expense fees as a % of average net assets                               -                    -
   Net investment income as a % of average net assets                                 2.96%                1.72%(7)
   Total return                                                                     (11.58%)               2.41%

                          PHOENIX EXECUTIVE BENEFIT-VUL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                         PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                                -------------------------------
                                                                                   2002                 2001
                                                                                ----------           ----------
   PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(1)
   Units                                                                            22,651               11,847
   Unit Value, end of period                                                     $1.067346            $1.167120
   Net assets, end of period (thousands)                                         $      24            $      14
   Mortality and Expense fees as a % of average net assets                               -                    -
   Net investment income as a % of average net assets                                 0.97%                1.10%(7)
   Total return                                                                      (8.55%)              16.71%

   PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(3)
   Units                                                                            94,208                    -
   Unit Value, end of period                                                     $0.973920                    -
   Net assets, end of period (thousands)                                         $      92                    -
   Mortality and Expense fees as a % of average net assets                               -                    -
   Net investment income as a % of average net assets                                 0.70%(7)                -
   Total return                                                                     (16.25%)                  -

   PHOENIX-SENECA MID-CAP GROWTH SERIES(1)
   Units                                                                            38,496               95,189
   Unit Value, end of period                                                     $0.558292            $0.827083
   Net assets, end of period (thousands)                                         $      21            $      79
   Mortality and Expense fees as a % of average net assets                               -                    -
   Net investment income as a % of average net assets                                    -                    -
   Total return                                                                     (32.50%)             (17.29%)

AIM VARIABLE INSURANCE FUNDS
   AIM V.I. CAPITAL APPRECIATION FUND(3)
   Units                                                                            11,685                    -
   Unit Value, end of period                                                     $0.704648                    -
   Net assets, end of period (thousands)                                         $       8                    -
   Mortality and Expense fees as a % of average net assets                               -                    -
   Net investment income as a % of average net assets                                    -(7)                 -
   Total return                                                                     (24.08%)                  -

   AIM V.I. PREMIER EQUITY FUND(3)
   Units                                                                            99,616                    -
   Unit Value, end of period                                                     $0.659033                    -
   Net assets, end of period (thousands)                                         $      66                    -
   Mortality and Expense fees as a % of average net assets                               -                    -
   Net investment income as a % of average net assets                                 0.68%(7)                -
   Total return                                                                     (28.26%)                  -

                          PHOENIX EXECUTIVE BENEFIT-VUL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                         PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                                -------------------------------
                                                                                   2002                 2001
                                                                                ----------           ----------
FEDERATED INSURANCE SERIES
   FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(1)
   Units                                                                            82,148               83,032
   Unit Value, end of period                                                     $1.130020            $1.036267
   Net assets, end of period (thousands)                                         $      93            $      86
   Mortality and Expense fees as a % of average net assets                               -                    -
   Net investment income as a % of average net assets                                 5.43%                0.00%(8)
   Total return                                                                       9.05%                1.51%

   FEDERATED HIGH INCOME BOND FUND II(1)
   Units                                                                             6,053               19,255
   Unit Value, end of period                                                     $1.003480            $0.989742
   Net assets, end of period (thousands)                                         $       6            $      19
   Mortality and Expense fees as a % of average net assets                               -                    -
   Net investment income as a % of average net assets                                13.31%                0.00%(8)
   Total return                                                                       1.39%               (1.03%)

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
   VIP Contrafund(R) Portfolio(1)
   Units                                                                            28,551                6,634
   Unit Value, end of period                                                     $0.886750            $0.979013
   Net assets, end of period (thousands)                                         $      25            $       6
   Mortality and Expense fees as a % of average net assets                               -                    -
   Net investment income as a % of average net assets                                 0.24%                0.00%(8)
   Total return                                                                      (9.42%)              (2.10%)

   VIP GROWTH OPPORTUNITIES PORTFOLIO(1)
   Units                                                                            22,117                6,910
   Unit Value, end of period                                                     $0.740182            $0.947931
   Net assets, end of period (thousands)                                         $      16            $       7
   Mortality and Expense fees as a % of average net assets                               -                    -
   Net investment income as a % of average net assets                                 0.38%                0.00%(8)
   Total return                                                                     (21.92%)              (5.21%)

   VIP GROWTH PORTFOLIO(1)
   Units                                                                            43,548               21,734
   Unit Value, end of period                                                     $0.638864            $0.947931
   Net assets, end of period (thousands)                                         $      28            $      20
   Mortality and Expense fees as a % of average net assets                               -                    -
   Net investment income as a % of average net assets                                 0.10%                0.00%(8)
   Total return                                                                     (30.20%)              (8.47%)

                          PHOENIX EXECUTIVE BENEFIT-VUL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                         PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                                -------------------------------
                                                                                   2002                 2001
                                                                                ----------           ----------
   TEMPLETON FOREIGN SECURITIES FUND(2)
   Units                                                                            33,462               14,197
   Unit Value, end of period                                                     $0.749886            $0.920785
   Net assets, end of period (thousands)                                         $      25            $      13
   Mortality and Expense fees as a % of average net assets                               -                    -
   Net investment income as a % of average net assets                                 1.80%                0.00%(8)
   Total return                                                                     (18.56%)              (6.97%)

SCUDDER VIT FUNDS
   SCUDDER VIT EAFE(R) EQUITY INDEX FUND(1)
   Units                                                                            17,517               30,378
   Unit Value, end of period                                                     $0.657152            $0.838164
   Net assets, end of period (thousands)                                         $      12            $      25
   Mortality and Expense fees as a % of average net assets                               -                    -
   Net investment income as a % of average net assets                                 1.01%                0.00%(8)
   Total return                                                                     (21.60%)             (16.18%)

   SCUDDER VIT EQUITY 500 INDEX FUND(6)
   Units                                                                            55,816                    -
   Unit Value, end of period                                                     $0.828252                    -
   Net assets, end of period (thousands)                                         $      46                    -
   Mortality and Expense fees as a % of average net assets                               -                    -
   Net investment income as a % of average net assets                                 6.34%(7)                -
   Total return                                                                      (0.89%)                  -

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
   TECHNOLOGY PORTFOLIO(1)
   Units                                                                            57,738               17,236
   Unit Value, end of period                                                     $0.408945            $0.801329
   Net assets, end of period (thousands)                                         $      24            $      14
   Mortality and Expense fees as a % of average net assets                               -                    -
   Net investment income as a % of average net assets                                    -                (0.01%)(7)
   Total return                                                                     (48.97%)             (19.87%)

   WANGER INTERNATIONAL SMALL CAP(2)
   Units                                                                            16,511                7,597
   Unit Value, end of period                                                     $0.737218            $0.855554
   Net assets, end of period (thousands)                                         $      12            $       6
   Mortality and Expense fees as a % of average net assets                               -                    -
   Net investment income as a % of average net assets                                    -                (0.02%)(7)
   Total return                                                                     (13.83%)              (8.22%)

                          PHOENIX EXECUTIVE BENEFIT-VUL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                         PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                                -------------------------------
                                                                                   2002                 2001
                                                                                ----------           ----------
   WANGER TWENTY(1)
   Units                                                                            24,158                6,181
   Unit Value, end of period                                                     $1.044925            $1.131082
   Net assets, end of period (thousands)                                         $      25            $       7
   Mortality and Expense fees as a % of average net assets                               -                    -
   Net investment income as a % of average net assets                                 0.00%(8)             0.14%(7)
   Total return                                                                      (7.62%)              13.11%

(1)  From inception April 26, 2001 to December 31, 2001.
(2)  From inception August 3, 2001 to December 31, 2001.
(3)  From inception March 7, 2002 to December 31, 2002.
(4)  From inception May 17, 2002 to December 31, 2002.
(5)  From inception July 18, 2002 to December 31, 2002.
(6)  From inception October 28, 2002 to December 31, 2002.
(7)  Annualized.
(8)  Amount is less than 0.00%.

                          PHOENIX EXECUTIVE BENEFIT-VUL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                              SUBACCOUNT
                                            ----------------------------------------------------------------------------
                                                 PHOENIX-                                                    PHOENIX-
                                                 ABERDEEN            PHOENIX-            PHOENIX-        DEUTSCHE NASDAQ
                                              INTERNATIONAL       GOODWIN MONEY      DEUTSCHE DOW 30       100 INDEX(R)
                                                 SERIES           MARKET SERIES          SERIES               SERIES
                                            -----------------   -----------------   -----------------   -----------------
Units outstanding, beginning of period                      -              13,388              49,099               7,881
Participant deposits                                    1,308               2,546              27,146              16,288
Participant transfers                                  (1,039)            (13,570)             (1,111)             20,963
Participant withdrawals                                  (269)             (2,364)             (3,209)               (756)
                                            -----------------------------------------------------------------------------
Units outstanding, end of period                            -                   -              71,925              44,376
                                            =============================================================================

                                             PHOENIX-DUFF &          PHOENIX-
                                               PHELPS REAL        ENGEMANN SMALL         PHOENIX-       PHOENIX-HOLLISTER
                                            ESTATE SECURITIES      & MID-CAP          GOODWIN MONEY        VALUE EQUITY
                                                 SERIES           GROWTH SERIES       MARKET SERIES           SERIES
                                            -----------------   -----------------   -----------------   -----------------
Units outstanding, beginning of period                      -                   -             581,057              74,210
Participant deposits                                        -                   -             506,762              14,006
Participant transfers                                  50,762              61,428            (486,585)            (56,693)
Participant withdrawals                                (1,068)                (44)            (13,338)             (7,174)
                                            -----------------------------------------------------------------------------
Units outstanding, end of period                       49,694              61,384             587,896              24,349
                                            =============================================================================

                                               PHOENIX-J.P.                                                  PHOENIX-
                                             MORGAN RESEARCH      PHOENIX-JANUS                              OAKHURST
                                             ENHANCED INDEX      FLEXIBLE INCOME      PHOENIX-JANUS         STRATEGIC
                                                 SERIES               SERIES          GROWTH SERIES     ALLOCATION SERIES
                                            -----------------   -----------------   -----------------   -----------------
Units outstanding, beginning of period                 13,968              11,764              39,402               6,253
Participant deposits                                    2,386             110,172              33,228              82,363
Participant transfers                                  54,127             160,923             (14,763)             90,347
Participant withdrawals                                (1,788)             (2,561)             (3,301)             (2,315)
                                           ------------------------------------------------------------------------------
Units outstanding, end of period                       68,693             280,298              54,566             176,648
                                           ==============================================================================

                                             PHOENIX-SANFORD     PHOENIX-SANFORD     PHOENIX-SENECA      PHOENIX-SENECA
                                              BERNSTEIN MID-     BERNSTEIN SMALL-    MID-CAP GROWTH     STRATEGIC THEME
                                            CAP VALUE SERIES     CAP VALUE SERIES        SERIES               SERIES
                                            -----------------   -----------------   -----------------   -----------------
Units outstanding, beginning of period                 11,847                   -              95,189              25,575
Participant deposits                                    1,839              26,267              21,374               5,266
Participant transfers                                  11,257              68,571             (64,093)            (27,076)
Participant withdrawals                                (2,292)               (630)            (13,974)             (3,765)
                                            -----------------------------------------------------------------------------
Units outstanding, end of period                       22,651              94,208              38,496                   -
                                            =============================================================================

                          PHOENIX EXECUTIVE BENEFIT-VUL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                              SUBACCOUNT
                                            -----------------------------------------------------------------------------
                                                                                                         FEDERATED FUND
                                               PHOENIX-VAN       AIM V.I. CAPITAL                            FOR U.S.
                                               KAMPEN FOCUS        APPRECIATION     AIM V.I. PREMIER       GOVERNMENT
                                              EQUITY SERIES            FUND            EQUITY FUND        SECURITIES II
                                            -----------------   -----------------   -----------------   -----------------
Units outstanding, beginning of period                  6,803                   -                   -              83,031
Participant deposits                                    1,181              16,748              55,028              14,635
Participant transfers                                  (7,686)             (5,063)             44,588              (6,993)
Participant withdrawals                                  (298)                  -                   -              (8,525)
                                            -----------------------------------------------------------------------------
Units outstanding, end of period                            -              11,685              99,616              82,148
                                            =============================================================================

                                              FEDERATED HIGH                           VIP GROWTH
                                               INCOME BOND      VIP CONTRAFUND(R)     OPPORTUNITIES        VIP GROWTH
                                                 FUND II            PORTFOLIO           PORTFOLIO           PORTFOLIO
                                            -----------------   -----------------   -----------------   -----------------
Units outstanding, beginning of period                 19,255               6,634               6,910              21,734
Participant deposits                                    2,178              15,010              12,054               4,577
Participant transfers                                 (14,079)             21,451               4,214              22,845
Participant withdrawals                                (1,301)            (14,544)             (1,061)             (5,608)
                                            -----------------------------------------------------------------------------
Units outstanding, end of period                        6,053              28,551              22,117              43,548
                                            =============================================================================

                                                TEMPLETON                                                  SCUDDER VIT
                                                DEVELOPING          TEMPLETON           TEMPLETON        EAFE(R) EQUITY
                                                 MARKETS             FOREIGN             GROWTH              INDEX
                                             SECURITIES FUND     SECURITIES FUND     SECURITIES FUND          FUND
                                            -----------------   -----------------   -----------------   -----------------
Units outstanding, beginning of period                      -              17,236              14,197              30,378
Participant deposits                                        -              13,373               2,782               5,548
Participant transfers                                     118               7,168             (13,419)            (15,604)
Participant withdrawals                                  (118)             (4,315)             (3,560)             (2,805)
                                            -----------------------------------------------------------------------------
Units outstanding, end of period                            -              33,462                   -              17,517
                                            =============================================================================

                                               SCUDDER VIT                                                    WANGER
                                            EQUITY 500 INDEX        TECHNOLOGY       WANGER FOREIGN       INTERNATIONAL
                                                  FUND              PORTFOLIO             FORTY             SMALL CAP
                                            -----------------   -----------------   -----------------   -----------------
Units outstanding, beginning of period                      -              17,236              15,253               7,597
Participant deposits                                        -              23,149               2,649               1,299
Participant transfers                                  56,292              19,192             (16,546)              8,764
Participant withdrawals                                  (476)             (1,839)             (1,356)             (1,149)
                                            -----------------------------------------------------------------------------
Units outstanding, end of period                       55,816              57,738                   -              16,511
                                            =============================================================================

                          PHOENIX EXECUTIVE BENEFIT-VUL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                              SUBACCOUNT
                                            -----------------------------------------------------------------------------
                                                                   WANGER U.S.
                                                                    SMALLER
                                              WANGER TWENTY        COMPANIES
                                            -----------------   -----------------
Units outstanding, beginning of period                  6,181              13,625
Participant deposits                                   12,897               2,704
Participant transfers                                   6,259             (14,634)
Participant withdrawals                                (1,179)             (1,695)
                                            -------------------------------------
Units outstanding, end of period                       24,158                   -
                                            =====================================

                          PHOENIX EXECUTIVE BENEFIT-VUL
                PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2001 (IN UNITS)

                                                                             SUBACCOUNT
                                            ----------------------------------------------------------------------------
                                                                                                            PHOENIX-
                                                                                                            DEUTSCHE
                                           PHOENIX-ABERDEEN    PHOENIX-ABERDEEN                             NASDAQ-100
                                             INTERNATIONAL         NEW ASIA         PHOENIX-DEUTSCHE        INDEX(R)
                                               SERIES(1)           SERIES(1)        DOW 30 SERIES(1)        SERIES(1)
                                            ---------------   ------------------   ------------------   ----------------
Units outstanding, beginning of period                   -                    -                    -                  -
Participant deposits                                 4,265               22,770               27,148             11,556
Participant transfers                               (4,224)              (8,327)              23,834             (3,550)
Participant withdrawals                                (41)              (1,055)              (1,883)              (125)
                                            ---------------------------------------------------------------------------
Units outstanding, end of period                         -               13,388               49,099              7,881
                                            ===========================================================================

                                               PHOENIX-            PHOENIX-            PHOENIX-
                                               ENGEMANN            ENGEMANN            ENGEMANN
                                            CAPITAL GROWTH       NIFTY FIFTY        SMALL & MID-CAP
                                               SERIES(1)          SERIES(1)         GROWTH SERIES(1)
                                            ---------------   ------------------   ------------------
Units outstanding, beginning of period                   -                    -                    -
Participant deposits                                 4,265               16,546                4,267
Participant transfers                               (4,265)              10,298               (4,267)
Participant withdrawals                                  -               (2,689)                   -
                                            --------------------------------------------------------
Units outstanding, end of period                         -               24,155                    -
                                            ========================================================

                                                                                                          PHOENIX-J.P.
                                               PHOENIX-                                                 MORGAN RESEARCH
                                            FEDERATED U.S.     PHOENIX-GOODWIN     PHOENIX-HOLLISTER       ENHANCED
                                            GOVERNMENT BOND      MONEY MARKET         VALUE EQUITY          INDEX
                                               SERIES(1)           SERIES(1)            SERIES(1)          SERIES(1)
                                            ---------------   ------------------   ------------------   ----------------
Units outstanding, beginning of period                   -                    -                    -                  -
Participant deposits                                 4,265              615,051               63,769             15,933
Participant transfers                               (4,222)             (23,685)              14,062             (1,640)
Participant withdrawals                                (43)             (10,309)              (3,621)              (325)
                                            ---------------------------------------------------------------------------
Units outstanding, end of period                         -              581,057               74,210             13,968
                                            ===========================================================================

                                                                 PHOENIX-JANUS
                                              PHOENIX-JANUS        FLEXIBLE           PHOENIX-JANUS
                                               CORE EQUITY          INCOME               GROWTH
                                                SERIES(1)          SERIES(2)            SERIES(1)
                                            ---------------   ------------------   ------------------
Units outstanding, beginning of period                   -                    -                    -
Participant deposits                                16,927                5,961               28,447
Participant transfers                               12,172                5,803               12,867
Participant withdrawals                             (1,169)                   -               (1,912)
                                            --------------------------------------------------------
Units outstanding, end of period                    27,930               11,764               39,402
                                            ========================================================

                                            PHOENIX-MORGAN     PHOENIX-OAKHURST     PHOENIX-OAKHURST    PHOENIX-SANFORD
                                                STANLEY           GROWTH AND            STRATEGIC        BERNSTEIN MID-
                                             FOCUS EQUITY           INCOME             ALLOCATION          CAP VALUE
                                               SERIES(1)           SERIES(1)            SERIES(1)           SERIES(1)
                                            ---------------   ------------------   ------------------   ----------------
Units outstanding, beginning of period                   -                    -                    -                  -
Participant deposits                                 7,023                4,265               11,554             22,329
Participant transfers                                  175               (4,265)              (4,903)            (9,386)
Participant withdrawals                               (395)                   -                 (398)            (1,096)
                                            ---------------------------------------------------------------------------
Units outstanding, end of period                     6,803                    -                6,253             11,847
                                            ===========================================================================

                                             PHOENIX-SENECA     PHOENIX-SENECA      ALGER AMERICAN
                                             MID-CAP GROWTH     STRATEGIC THEME    LEVERAGED ALLCAP
                                                SERIES(1)          SERIES(1)         PORTFOLIO(1)
                                            ---------------   ------------------   ------------------
Units outstanding, beginning of period                   -                    -                    -
Participant deposits                                92,380               44,159                4,265
Participant transfers                                6,626              (18,130)              (4,265)
Participant withdrawals                             (3,817)                (454)                   -
                                            --------------------------------------------------------
Units outstanding, end of period                    95,189               25,575                    -
                                            ========================================================

                                                               FEDERATED FUND
                                             DEUTSCHE VIT         FOR U.S.          FEDERATED HIGH
                                            EAFE(R) EQUITY       GOVERNMENT           INCOME BOND      VIP CONTRAFUND(R)
                                             INDEX FUND(1)     SECURITIES II(1)        FUND II(1)        PORTFOLIO(1)
                                            ---------------   ------------------   ------------------  -----------------
Units outstanding, beginning of period                   -                    -                    -                  -
Participant deposits                                12,064               37,283               21,501             11,488
Participant transfers                               19,162               45,866               (1,034)            (4,399)
Participant withdrawals                               (848)                (118)              (1,212)              (455)
                                            ---------------------------------------------------------------------------
Units outstanding, end of period                    30,378               83,031               19,255              6,634
                                            ===========================================================================

                                              VIP GROWTH                             TEMPLETON ASSET
                                             OPPORTUNITIES        VIP GROWTH            STRATEGY
                                              PORTFOLIO(1)        PORTFOLIO(1)           FUND(1)
                                            ---------------   ------------------   ------------------
Units outstanding, beginning of period                   -                    -                    -
Participant deposits                                16,507               39,960                6,397
Participant transfers                               (9,318)             (17,533)              (6,064)
Participant withdrawals                               (279)                (693)                (333)
                                            --------------------------------------------------------
Units outstanding, end of period                     6,910               21,734                    -
                                            ========================================================

                                              TEMPLETON
                                              DEVELOPING                               TEMPLETON
                                                MARKETS        TEMPLETON GROWTH      INTERNATIONAL
                                              SECURITIES          SECURITIES          SECURITIES            TECHNOLOGY
                                                FUND(2)            FUND(1)               FUND(2)           PORTFOLIO(1)
                                            ---------------   ------------------   ------------------   ----------------
Units outstanding, beginning of period                   -                    -                    -                  -
Participant deposits                                 4,264               31,550                7,811             14,727
Participant transfers                               (4,217)             (17,157)               6,386              3,909
Participant withdrawals                                (47)              (1,334)                   -             (1,400)
                                            ---------------------------------------------------------------------------
Units outstanding, end of period                         -               13,059               14,197             17,236
                                            ===========================================================================

                                                WANGER              WANGER
                                                FOREIGN         INTERNATIONAL            WANGER
                                                FORTY(1)         SMALL CAP(2)           TWENTY(1)
                                            ---------------   ------------------   ------------------
Units outstanding, beginning of period                   -                    -                    -
Participant deposits                                 9,219                2,585               11,902
Participant transfers                                6,658                5,012               (5,364)
Participant withdrawals                               (624)                   -                 (357)
                                            --------------------------------------------------------
Units outstanding, end of period                    15,253                7,597                6,181
                                            ========================================================

                                           WANGER U.S. SMALL
                                                CAP(2)
                                            ---------------
Units outstanding, beginning of period                   -
Participant deposits                                 8,140
Participant transfers                                6,085
Participant withdrawals                               (600)
                                            --------------
Units outstanding, end of period                    13,625
                                            ==============

(1)   From inception April 26, 2001 to December 31, 2001
(2)   From inception August 3, 2001 to December 31, 2001

                          PHOENIX EXECUTIVE BENEFIT-VUL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--POLICY LOANS

   Policy owners may borrow up to 90% of their policy's cash surrender value. Phoenix charges interest on policy loans at the following rates:

 Policy Year                     Most States
 -----------                     -----------
    1-10:                           2.75%
   11-15:                           2.50%
16 and after                        2.25%

   The loan interest is payable on each policy anniversary; Phoenix treats any unpaid interest as a new policy loan. When a loan is granted, a collateral amount equal to the amount of the loan is transferred from the Account and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account, a part of Phoenix's general account. Transfers from the Account are included as participant withdrawals in the accompanying financial statements. Amounts in the loaned portion of the Guaranteed Interest Account are credited with interest at 2%. Loan repayments result in a transfer of collateral back to the Account and the non-loaned portion of the Guaranteed Interest Account.

NOTE 7--FEES AND RELATED PARTY TRANSACTIONS

   Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   The cost of insurance is charged to each policy on a monthly basis by a withdrawal of participant units prorated among the elected Subaccounts. The amount charged to each policy depends on a number of variables including sex, age and risk class as well as the death benefit and cash value of the policy. Such costs aggregated $113,917 and $35,654 during the years ended December 31, 2002 and 2001, respectively.

   As compensation for administrative services provided to the Account, Phoenix recieves an additional amount of $5 per month not to exceed $120 annually from each contract, which is deducted from the subaccount holding the assets of the participant, or on a prorata basis from two or more subaccounts in relation to their values under the contract. Such fees aggregated $4,380 and $0 for the years ended December 31, 2002 and 2001, respectively.

   PEPCO is the principal underwriter and distributor for the Account.

   Sales charges, of up to 5% of contract premiums depending on the inception of the contract period, to compensate Phoenix for distribution expenses incurred and federal and premium taxes which currently range from 2.25% to 5.50% of premiums paid based on the state where the policyowner resides, are paid to Phoenix from premiums.

   On surrender of a contract, no contingent deferred sales charges apply.

   Phoenix assumes the risk that those we insure, as a class, may live for a shorter time than projected due to inaccuracies in the projection process and that we will pay a greater than projected aggregated amount of death benefits. The expense risk we assume is that our actual expenses may exceed the limits on administrative charges set in the policies. In return for the assumption of these mortality and expense risks, each month Phoenix charges the subaccounts 0.40%, (0.25% in policy year 11 and thereafter) on an annual basis for mortality, expense risks and daily administrative fees, respectively.

NOTE 8--DISTRIBUTION OF NET INCOME

   The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 9--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PHL Variable intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 10--MERGERS

   On March 22, 2002, the Phoenix-Janus Growth Series ("Growth") acquired all of the net assets of the Phoenix-Janus Core Equity Series ("Core Equity") pursuant to an Agreement and Plan of Reorganization approved by Core Equity shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 3,141,426 shares of Growth valued at $22,032,065 for 2,467,046 shares of Core Equity outstanding on March 22, 2002. Core Equity's net assets on that date of $22,032,065, including $1,473,521 of net unrealized appreciation were combined with those of Growth. The aggregate net assets of Growth immediately after the merger were $90,807,708.

   On April 5, 2002, the Phoenix-Engemann Capital Growth Series ("Capital Growth") acquired all of the net assets of the Phoenix-Engemann Nifty Fifty Series ("Nifty Fifty") pursuant to an Agreement and Plan of Reorganization approved by Nifty Fifty shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 2,949,789 shares of Capital Growth valued at $39,773,479 for 4,885,261 shares of Nifty Fifty outstanding on April 5, 2002. Nifty Fifty's net assets on that date of $39,773,479, including $7,975,458 of net unrealized depreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $862,917,192.

                          PHOENIX EXECUTIVE BENEFIT-VUL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

   On April 5, 2002, the Phoenix-Oakhurst Strategic Allocation Series ("Strategic Allocation") acquired all of the net assets of the Phoenix-Oakhurst Balanced Series ("Balanced") pursuant to an Agreement and Plan of Reorganization approved by Balanced shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 17,438,879 shares of Strategic Allocation valued at $236,890,944 for 19,697,824 shares of Balanced outstanding on April 5, 2002. Balanced's net assets on that date of $236,890,944, including $25,034,492 of net unrealized appreciation were combined with those of Strategic Allocation. The aggregate net assets of Strategic Allocation immediately after the merger were $582,665,031.

NOTE 11--MANAGER OF MANAGERS EXEMPTIVE ORDER

   The Phoenix Edge Series Fund ("PESF") and Phoenix Variable Advisors, Inc. ("PVA") have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 12--PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES SUBSTITUTION

   Effective October 25, 2002 all shares of the Phoenix-Federated U.S. Government Bond Series held in the separate account were redeemed at net asset value and the proceeds were used to purchase shares of the Federated Fund for U.S. Government Securities II. Investors who held investments in the Phoenix-Federated U.S. Government Bond Series received a confirmation of activity for this transaction.

   As a result of the substitution, the Phoenix-Federated U.S. Government Bond Series is no longer available for investment.

NOTE 13--MIXED AND SHARED FUNDING

   Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

   The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 14--REORGANIZATION

   On November 12, 2002 and December 10, 2002, The Board of Trustees of PESF approved a Plan of Reorganization to merge three Series of PESF into other existing Series of PESF. Each discontinued Series was merged into a corresponding surviving Series as follows:

Discontinued Series                         Surviving Series                      Approval Date             Merger Date
-------------------                         ----------------                      -------------             -----------
Phoenix-Aberdeen New Asia                   Phoenix-Aberdeen International        November 12, 2002         February 7, 2003
Phoenix-MFS Investors Growth Stock          Phoenix-Janus Growth (1)              December 10, 2002         February 14, 2003
Phoenix-Van Kampen Focus Equity             Phoenix-Janus Growth (1)              December 10, 2002         February 14, 2003

   On the merger date, each discontinued Series transferred substantially all of its assets and its liabilities to the corresponding surviving Series. In exchange, shareholders of the discontinued Series received a proportional number of shares in the surviving Series.

(1) MFS succeeded Janus as subadvisor.

                        REPORT OF INDEPENDENT ACCOUNTANTS

[LOGO]PRICEWATERHOUSECOOPERS

To the Board of Directors of Phoenix Life Insurance Company and
Participants of Phoenix Life Variable Universal Life Account (Phoenix Executive Benefit-VUL):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Phoenix Life Variable Universal Life Account (Phoenix Executive Benefit-VUL) at December 31, 2002, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2002 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 21, 2003

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHOENIX LIFE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.) CONSOLIDATED FINANCIAL STATEMENTS
         DECEMBER 31, 2002 AND 2001

                                TABLE OF CONTENTS

                                                                                                                    PAGE
                                                                                                                ------------
Report of Independent Accountants............................................................................        F-3

Consolidated Balance Sheet as of December 31, 2002 and 2001..................................................        F-4

Consolidated Statements of Income and Comprehensive Income for the years ended 2002, 2001 and
2000.........................................................................................................        F-5

Consolidated Statement of Cash Flows for the years ended 2002, 2001 and 2000.................................        F-6

Consolidated Statement of Changes in Stockholder's Equity for the years ended 2002, 2001 and
2000.........................................................................................................        F-7

Notes to Financial Statements................................................................................     F-8 - F-41

PRICEWATERHOUSECOOPERS [LOGO]
--------------------------------------------------------------------------------
                                                      PRICEWATERHOUSECOOPERS LLP
                                                      100 Pearl Street
                                                      Hartford CT 06103-4508
                                                      Telephone (860) 241-7000
                                                      Facsimile (860) 241-7590



                        REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Directors and Stockholder of Phoenix Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet and the related statements of income and comprehensive income, cash flows and changes in stockholder's equity present fairly, in all material respects, the financial position of Phoenix Life Insurance Company and its subsidiaries at December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
February 5, 2003

                         PHOENIX LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                 ($ amounts in millions, except per share data)
                           DECEMBER 31, 2002 AND 2001


                                                                                                 2002             2001
                                                                                            ---------------  ---------------

ASSETS:
Available-for-sale debt securities, at fair value.......................................      $  11,836.8      $   9,607.7
Equity securities, at fair value........................................................            256.9            286.0
Mortgage loans, at unpaid principal balances............................................            468.8            535.8
Real estate, at lower of cost or fair value.............................................             69.6             83.1
Venture capital partnerships, at equity in net assets...................................            228.6            291.7
Affiliate equity and debt securities....................................................            187.4            330.6
Policy loans, at unpaid principal balances..............................................          2,195.9          2,172.2
Other investments.......................................................................            311.3            290.9
                                                                                            ---------------  ---------------
Total investments.......................................................................         15,555.3         13,598.0
Cash and cash equivalents...............................................................            970.8            547.9
Accrued investment income...............................................................            192.3            203.1
Premiums, accounts and notes receivable.................................................            224.9            175.1
Reinsurance recoverable balances........................................................             22.4             21.4
Deferred policy acquisition costs.......................................................          1,201.8          1,123.7
Deferred income taxes...................................................................             30.0             22.9
Goodwill and other intangible assets....................................................              3.1             22.6
Net assets of discontinued operations...................................................             20.8             20.8
Other general account assets............................................................            126.0            134.9
Separate account and investment trust assets............................................          5,793.1          5,570.0
                                                                                            ---------------  ---------------
TOTAL ASSETS............................................................................      $  24,140.5      $  21,440.4
                                                                                            ===============  ===============

LIABILITIES:
Policy liabilities and accruals.........................................................      $  12,680.0      $  11,846.4
Policyholder deposit funds..............................................................          3,395.7          1,515.2
Indebtedness............................................................................            175.0            175.0
Other general account liabilities.......................................................            378.4            505.7
Separate account and investment trust liabilities.......................................          5,793.1          5,564.9
                                                                                            ---------------  ---------------
TOTAL LIABILITIES.......................................................................         22,422.2         19,607.2
                                                                                            ---------------  ---------------

MINORITY INTEREST:
MINORITY INTEREST IN NET ASSETS OF SUBSIDIARIES.........................................              1.7              1.1
                                                                                            ---------------  ---------------

STOCKHOLDER'S EQUITY:
Common stock, ($1,000 par value, 10,000 shares authorized and outstanding)..............             10.0             10.0
Additional paid-in capital..............................................................          1,712.0          1,712.0
Accumulated deficit.....................................................................            (79.8)            29.0
Accumulated other comprehensive income..................................................             74.4             81.1
                                                                                            ---------------  ---------------
TOTAL STOCKHOLDERS' EQUITY..............................................................          1,716.6          1,832.1
                                                                                            ---------------  ---------------
TOTAL LIABILITIES, MINORITY INTEREST AND STOCKHOLDER'S EQUITY...........................      $  24,140.5      $  21,440.4
                                                                                            ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                 ($ amounts in millions, except per share data)
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000


                                                                                2002             2001              2000
                                                                           ---------------  ---------------   ---------------

 REVENUES:
 Premiums...............................................................     $   1,081.9      $   1,112.7       $   1,147.4
 Insurance and investment product fees..................................           261.0            430.3             631.0
 Investment income, net of expenses.....................................           907.3            842.7           1,141.3
 Net realized investment gains (losses).................................           (17.5)           150.1              89.2
                                                                           ---------------  ---------------   ---------------
 TOTAL REVENUES.........................................................         2,232.7          2,535.8           3,008.9
                                                                           ---------------  ---------------   ---------------

 BENEFITS AND EXPENSES:
 Policy benefits, excluding policyholder dividends......................         1,436.1          1,406.7           1,409.8
 Policyholder dividends.................................................           401.8            400.1             378.0
 Policy acquisition cost amortization...................................            91.6            133.0             356.0
 Intangible asset amortization..........................................              .2             24.7              36.9
 Interest expense.......................................................            12.2             20.0              32.7
 Demutualization expenses...............................................            --               25.9              21.8
 Other operating expenses...............................................           290.3            470.6             604.5
                                                                           ---------------  ---------------   ---------------
 TOTAL BENEFITS AND EXPENSES............................................         2,232.2          2,481.0           2,839.7
                                                                           ---------------  ---------------   ---------------
 Income (loss) from continuing operations
   before income taxes and minority interest ...........................              .5             54.8             169.2
 Applicable income taxes (benefit)......................................           (15.4)           (15.4)             60.3
                                                                           ---------------  ---------------   ---------------
 Income (loss) from continuing operations before minority interest......            15.9             70.2             108.9
 Minority interest in net income of subsidiaries........................              .6              3.7              14.1
                                                                           ---------------  ---------------   ---------------
 INCOME (LOSS) FROM CONTINUING OPERATIONS...............................            15.3             66.5              94.8
 Income from discontinued operations....................................            --               --                 9.4
 Loss on disposal of discontinued operations............................            --               --               (20.9)
                                                                            ---------------  ---------------   ---------------
 INCOME (LOSS) BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGES...........            15.3             66.5              83.3
 Cumulative effect of accounting changes:
 Goodwill and other intangible assets...................................           (10.3)            --                --
 Venture capital partnerships...........................................            --              (48.8)             --
 Securitized financial instruments......................................            --              (20.5)             --
 Derivative instruments.................................................            --                3.9              --
                                                                           ---------------  ---------------   ---------------
 NET INCOME (LOSS) .....................................................     $       5.0      $       1.1       $      83.3
                                                                           ===============  ===============   ===============


 COMPREHENSIVE INCOME:
 NET INCOME (LOSS)......................................................     $       5.0      $       1.1       $      83.3
                                                                           ---------------  ---------------   ---------------
 Net unrealized investment gains (losses)...............................           (25.7)            65.9              (1.3)
 Net unrealized derivative instruments gains............................             3.4              5.0              --
 Net unrealized foreign currency translation adjustment.................             1.2             (1.7)             (4.6)
 Minimum pension liability adjustment...................................            --               (8.3)              1.6
                                                                           ---------------  ---------------   ---------------
 OTHER COMPREHENSIVE INCOME (LOSS)......................................           (21.1)            60.9              (4.3)
                                                                           ---------------  ---------------   ---------------
 COMPREHENSIVE INCOME (LOSS)............................................     $     (16.1)     $      62.0       $      79.0
                                                                           ===============  ===============   ===============

The accompanying notes are an integral part of these financial statements

                         PHOENIX LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000


                                                                                   2002            2001             2000
                                                                              --------------  --------------   --------------

 OPERATING ACTIVITIES:
 Income (loss) from continuing operations.................................    $       15.3    $       66.5     $       94.8
 Net realized investment (gains) losses...................................            17.5          (150.1)           (89.2)
 Amortization and depreciation............................................            20.5            43.2             56.8
 Investment loss (income).................................................            67.2            97.4           (297.7)
 Securitized financial instruments and derivatives........................             --              --               --
 Deferred income taxes (benefit)..........................................            (8.8)          (28.3)           (71.6)
 Increase in receivables..................................................           (50.9)          (76.9)           (54.0)
 Deferred policy acquisition costs (increase) decrease....................          (174.1)          (76.2)           183.2
 (Increase) decrease in policy liabilities and accruals...................           453.1           469.0            472.8
 Other assets and other liabilities net change............................           (57.9)           64.4             80.0
                                                                              --------------  --------------   --------------
 Cash from continuing operations..........................................           281.9           409.0            375.1
 Discontinued operations, net.............................................           (43.7)          (75.1)          (264.6)
                                                                              --------------  --------------   --------------
 CASH FROM OPERATING ACTIVITIES...........................................           238.2           333.9            110.5
                                                                              --------------  --------------   --------------


INVESTING ACTIVITIES:
Investment purchases.....................................................         (4,951.5)       (3,822.3)        (2,110.2)
Investment sales, repayments and maturities..............................          3,550.0         2,285.0          2,154.4
Subsidiary purchases.....................................................            --             (368.1)           (59.3)
Subsidiary sales.........................................................            --              659.8             14.1
Premises and equipment additions.........................................            (13.6)          (13.7)           (21.5)
Premises and equipment dispositions......................................            --              --                20.6
Discontinued operations, net.............................................             43.7            77.5            259.5
                                                                              --------------  --------------   --------------
CASH (FOR) FROM INVESTING ACTIVITIES.....................................         (1,371.4)       (1,181.8)           257.6
                                                                              --------------  --------------   --------------

 FINANCING ACTIVITIES:
 Policyholder deposit fund receipts, net .................................         1,669.9           689.8            140.2
 Other indebtedness proceeds .............................................            --             180.0             50.0
 Indebtedness repayments .................................................            --            (144.5)          (152.4)
 Common stock issuance ...................................................            --              10.0             --
 Common stock dividends paid..............................................          (113.8)         (132.3)            --
 Capital contributions from parent........................................                            78.6
 Minority interest distributions..........................................            --              (5.8)            (5.8)
 Other financing activities, net..........................................            --              --                3.2
                                                                              --------------  --------------   --------------
 CASH FROM FINANCING ACTIVITIES...........................................          1,556.1           675.8            35.2
                                                                              --------------  --------------   --------------
 CHANGE IN CASH AND CASH EQUIVALENTS......................................            422.9          (172.1)          403.3
 Cash and cash equivalents, beginning of year.............................            547.9           720.0           316.7
                                                                              --------------  --------------   --------------
 CASH AND CASH EQUIVALENTS, END OF YEAR...................................     $      970.8    $      547.9     $      720.0
                                                                              ==============  ==============   ==============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
                 ($ amounts in millions, except per share data)
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000


                                                                                2002             2001             2000
                                                                           ---------------  ---------------  ---------------

COMMON STOCK AND ADDITIONAL PAID-IN CAPITAL:
Transfer from retained earnings for common shares
   issued in demutualization (10,000 shares)...........................            --            1,722.0             --
Contribution from parent for transfer of additional minimum pension
   liability...........................................................          14.4               --               --

RETAINED EARNINGS (ACCUMULATED DEFICIT):
Net income (loss)......................................................           5.0                1.1             83.3
Common stock dividends declared........................................        (113.8)            (132.3)
Transfer to common stock and additional paid-in capital
   for common shares issued in demutualization ........................            --           (1,722.0)            --
Demutualization contribution from parent ..............................            --              130.1             --
Policyholder cash payments and policy credits..........................            --              (41.5)            --
Equity adjustment for policyholder dividend obligation, net............            --              (30.3)            --
Other equity adjustments...............................................            --                3.2              5.9

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income (loss)......................................         (21.1)              60.9             (4.3)
                                                                           ---------------  ---------------  ---------------
CHANGE IN STOCKHOLDER'S EQUITY.........................................        (115.5)              (8.8)            84.9
Stockholder's equity, beginning of year................................       1,832.1            1,840.9          1,756.0
                                                                           ---------------  ---------------  ---------------
STOCKHOLDERS' EQUITY, END OF YEAR......................................       1,716.6            1,832.1          1,840.9
                                                                           ===============  ===============  ===============


The accompanying notes are an integral part of these financial statements

                         PHOENIX LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
           ($ amounts in millions, except per share and per unit data)
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000


1.       ORGANIZATION AND OPERATIONS

Phoenix Life Insurance Company and its subsidiaries (together, Phoenix Life) offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc., a publicly traded company on the New York Stock Exchange. Significant intercompany accounts and transactions have been eliminated in consolidating these financial statements. Also, we have reclassified amounts for 2001 and 2000 to conform with 2002 presentations.

We have prepared these financial statements in accordance with generally accepted accounting principles (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of goodwill and other intangible assets, investments in debt and equity securities, venture capital partnerships and affiliates; pension and other postemployment benefits liabilities and accruals for contingent liabilities. Significant accounting policies are presented throughout the notes in italicized type.

In December 1999, we began the process of reorganizing and demutualizing our then principal operating company, Phoenix Home Life Mutual Insurance Company (Phoenix Home Life). We completed the process in June 2001, when all policyholder membership interests in the mutual company were extinguished and eligible policyholders of the mutual company received shares of common stock, $28.8 of cash and $12.7 of policy credits as compensation. Phoenix Home Life's retained earnings immediately following the demutualization (net of cash payments and policy credits that were charged directly to retained earnings) were reclassified to common stock and additional paid-in capital valued at $1,722.0. To protect the future dividends of these policyholders, we also established a closed block for their existing policies, which we describe in
Note 6.

ACCOUNTING CHANGES

At the beginning of 2002, we adopted a new accounting standard for goodwill and other intangible assets and recorded the cumulative effect of the adoption as a charge to earnings. We describe the adoption of this standard further in Note 4. At the beginning of 2001, we adopted a new accounting standard for derivative instruments and recorded the cumulative effect of the adoption as a credit to both earnings and other comprehensive income. We describe the adoption further in Note 12. Also at the beginning of 2001, we changed our accounting for venture capital partnerships to remove the lag in reporting their operating results and recorded the effect of this change as a charge to earnings. Additionally, in the beginning of the second quarter of 2001, we adopted a new accounting pronouncement for securitized financial instruments and recorded the cumulative effect of the adoption as a charge to earnings. We describe these changes further in Note 3.

Unaudited pro forma information on income (loss) from continuing operations for the years 2001 and 2000 assuming retroactive application of the accounting changes for goodwill and other intangibles assets and venture capital partnerships follows:

                                                                       2001                              2000
                                                         ---------------------------------  --------------------------------
                                                           PRO FORMA           ACTUAL         PRO FORMA          ACTUAL
                                                         ---------------   ---------------  ---------------  ---------------

Income (loss) from continuing operations.............      $      76.9       $      66.5      $     (92.6)     $      94.8

At year-end 2002, there is a newly issued accounting pronouncement that may affect our future accounting for variable interest entities included in our consolidated financial statements (Note 7). We describe this pending pronouncement within the notes to which they pertain.

BUSINESS COMBINATIONS AND DISPOSITIONS

In January of 2001, Phoenix Life purchased the minority interest in Phoenix Investment Partners, Ltd. ("PXP"). This increased Phoenix Life's ownership from approximately 60% to 100%. On June 25, 2001 Phoenix Life sold PXP and certain other subsidiaries to The Phoenix Companies. Consequently, Phoenix Life's 2000 consolidated results include 60% of PXP's results and 100% of certain other subsidiaries results, while Phoenix Life's 2001 results include 100% of the results of PXP and certain other subsidiaries through June 25, 2001. Had these transactions been completed at the beginning of 2000, our operating results would have differed. Selected operating information on an unaudited pro forma and an actual basis for the years 2002, 2001 and 2000 follows:

                                                                       2001                              2000
                                                         ---------------------------------  --------------------------------
                                                           PRO FORMA           ACTUAL         PRO FORMA          ACTUAL
                                                         ---------------   ---------------  ---------------  ---------------

Revenues.............................................     $  2,153.7        $  2,535.8       $  2,629.3       $  3,008.9
Income (loss) from continuing operations.............     $    (23.4)       $     66.5       $     58.4       $     94.8


2.       LIFE AND ANNUITY ACTIVITIES

The Life and Annuity activities includes individual life insurance and annuity products, including universal life, variable life, term life and fixed and variable annuities. It also includes the results of our closed block, which consists primarily of participating whole life products.

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

We recognize life insurance premiums, other than premiums for universal life and certain annuity contracts, as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, allow us to control exposure to potential losses arising from large risks and provide additional capacity for growth.

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

   o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 for single life and joint first-to-die policies and $12 for joint last-to-die policies, with excess amounts ceded to reinsurers.
   o We reinsure 80% of the mortality risk on the in-force block of the Confederation Life business we acquired in December 1997.
   o We entered into two separate reinsurance agreements in October 1998 and July 1999 to reinsure 80% of the mortality risk on a substantial portion of our otherwise retained individual life insurance business.
   o We reinsure 80% to 90% of the mortality risk on certain new issues of term, universal life, variable universal life and whole life products.
   o We assume and cede business related to the group accident and health block in run-off. While we are not writing any new contracts, we are contractually obligated to assume and cede premiums related to existing contracts.

Additional information on direct business written and reinsurance assumed and ceded for continuing operations for the years 2002, 2001 and 2000 follows:

                                                                                2002             2001             2000
                                                                           ---------------  ---------------  ---------------

Direct premiums..........................................................    $   1,137.4      $   1,176.3      $   1,189.6
Premiums assumed from reinsureds.........................................           16.9              0.6             26.7
Premiums ceded to reinsurers.............................................          (72.4)           (64.2)           (68.9)
                                                                           ---------------  ---------------  ---------------
PREMIUMS ................................................................    $   1,081.9      $   1,112.7      $   1,147.4
                                                                           ===============  ===============  ===============
Percentage of amount assumed to net premiums.............................          1.6%             0.1%             2.3%
                                                                           ===============  ===============  ===============

Direct policy benefits incurred..........................................    $     420.9      $     385.7      $     373.6
Policy benefits assumed from reinsureds..................................           21.2             20.9             14.7
Policy benefits ceded to reinsurers......................................          (50.7)           (55.2)           (27.7)
                                                                           ---------------  ---------------  ---------------
POLICY BENEFITS..........................................................    $     391.4      $     351.4      $     360.6
                                                                           ===============  ===============  ===============

Direct life insurance in-force...........................................    $ 112,842.8      $ 105,517.9      $ 100,086.1
Life insurance in-force assumed from reinsureds..........................          440.9             28.1          1,562.9
Life insurance in-force ceded to reinsurers..............................      (74,265.8)       (69,127.0)       (64,354.3)
                                                                           ---------------  ---------------  ---------------
LIFE INSURANCE IN-FORCE..................................................    $  39,017.9      $  36,419.0      $  37,294.7
                                                                           ===============  ===============  ===============
Percentage of amount assumed to net insurance in-force...................          1.1%             0.1%             4.2%
                                                                           ===============  ===============  ===============

Irrevocable letters of credit aggregating $40.6 at year-end 2002 have been arranged with commercial banks in favor of us to collateralize the ceded reserves.

VALLEY FORGE LIFE INSURANCE

On July 23, 2002, we acquired the variable life and variable annuity business of Valley Forge Life Insurance Company (a subsidiary of CNA Financial Corporation), effective July 1, 2002. The business acquired had a total account value of $557.0 at June 30, 2002. This transaction was effected through a combination of coinsurance and modified coinsurance. The business acquired generated a loss of $17.2 ($11.2 after income taxes) for the year 2002.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with the 1997 acquisition of the Confederation Life business, we recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred acquisition costs (DAC).

We amortize DAC and PVFP based on the related policy's classification. For individual participating life insurance policies, DAC and PVFP are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross margins and gross profits based on actual experiences are reflected as an adjustment to total amortization to date, resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances.

In the first quarter of 2002, we revised the mortality assumptions used in the development of estimated gross margins for the traditional participating block of business to reflect favorable experience. This revision resulted in a non-recurring decrease in deferred policy acquisition cost amortization of $22.1 ($14.4 after income taxes). In the third quarter of 2002, we revised the long-term market return assumption for the variable annuity block of business from 8% to 7%. In addition, at the quarter-end we recorded an impairment charge related to the recoverability of our deferred acquisition cost asset related to the variable annuity business. The revision in long-term market return assumption and the impairment charge resulted in a $13.5 ($8.8 after income taxes) increase in policy acquisition cost amortization expense in the third quarter of 2002.

In the fourth quarter of 2000, we reallocated assets supporting our participating life policies. This asset reallocation resulted from the execution of our wealth management strategy and the resulting significant change in the composition of new life insurance annualized premiums and a review of assets appropriate for the closed block that would be established if we reorganized from a mutual life insurance company to a stock life insurance company in 2001. This reallocation affected the estimated future gross margins used to determine the amortization of DAC for participating policies. Accordingly, the revisions to estimated future gross margins resulted in a non-recurring charge to earnings of $218.2 ($141.8 after income taxes).

The activity in deferred policy acquisition costs for the years 2002, 2001 and 2000 follows:

                                                                                  2002             2001            2000
                                                                             --------------   --------------  --------------

Direct acquisition costs deferred excluding acquisitions................       $    217.0       $    206.1      $    172.8
Acquisition costs recognized in Valley Forge Life acquisition...........             48.5             --              --
Costs amortized to expenses:
  Recurring costs related to operations.................................            (88.5)          (122.5)         (148.5)
(Cost) credit related to realized investment gains or losses............            (25.1)           (10.5)           10.7
  Non-recurring (cost) or credit for change in actuarial assumptions....             22.1             --            (218.2)
(Cost) or credit offsets to net unrealized investment gains or losses
  included in other comprehensive income................................            (95.9)            28.5          (116.6)
Equity adjustment for policyholder dividend obligation..................             --                3.1            --
                                                                             --------------   --------------  --------------
Change in deferred policy acquisition costs.............................             78.1            104.7          (299.8)
Deferred policy acquisition costs, beginning of year....................          1,123.7          1,019.0         1,318.8
                                                                             --------------   --------------  --------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR..........................       $  1,201.8       $  1,123.7      $  1,019.0
                                                                             ==============   ==============  ==============

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in-force. Future policy benefits for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit-method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Policyholder deposit funds are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which range from 3.0% to 6.5% at year-end 2002, less administrative and mortality charges.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which range from 1.6% to 12.3%, less administrative charges. At year-end 2002 and 2001, there was $1,345.6 million and $369.9 million, respectively, in policyholder deposit funds with no associated surrender charges.


FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures (Note 12), we determine the fair value of guaranteed interest contracts, by assuming a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of projected contractual liability payments through final maturity. We valued the fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For these liabilities, we assume fair value to be equal to the stated liability balances.

PARTICIPATING LIFE INSURANCE

Participating life insurance in-force was 45.5% and 50.4% of the face value of total individual life insurance in-force at year-end 2002 and 2001, respectively. The premiums on participating life insurance policies were 70.4%, 73.5% and 76.2% of total individual life insurance premiums in 2002, 2001, and 2000, respectively.

FUNDS UNDER MANAGEMENT

Activity in annuity funds under management for the years 2002, 2001 and 2000:

                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

Deposits.................................................................       $  2,258.4      $  1,492.9      $    687.0
Performance..............................................................           (338.0)         (563.1)         (415.2)
Fees.....................................................................            (58.8)          (67.3)          (78.2)
Benefits and surrenders..................................................           (777.3)         (516.6)         (633.4)
                                                                              --------------  --------------  --------------
Change in funds under management.........................................          1,084.3           345.9          (439.8)
Funds under management, beginning of year................................          4,749.1         4,403.2         4,843.0
                                                                              --------------  --------------  --------------
FUNDS UNDER MANAGEMENT, END OF YEAR......................................       $  5,833.4      $  4,749.1      $  4,403.2
                                                                              ==============  ==============  ==============


3.       INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities). Prior to 2001, we classified private placement debt securities as held-to-maturity and reported them at amortized cost, less any impairment. In connection with our conversion to a public company, in 2001 we reclassified these securities, when their carrying value was $2,338.8, to available-for-sale and recorded a $162.0 unrealized gain ($83.9 unrealized gain after offsets for applicable deferred policy acquisition costs and deferred income taxes) in other comprehensive income.

Fair value and cost of our debt securities at year-end 2002 and 2001 follows:

                                                                       2002                              2001
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

U.S. government and agency...........................     $      461.6      $      431.3     $      269.2     $      256.0
State and political subdivision......................            534.7             481.9            531.6            508.6
Foreign government...................................            183.9             168.4            326.7            293.7
Corporate............................................          5,427.9           5,076.5          4,332.1          4,290.3
Mortgage-backed......................................          3,099.9           2,901.9          2,540.2          2,476.6
Other asset-backed...................................          2,128.8           2,122.1          1,607.9          1,648.4
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES......................................     $   11,836.8      $   11,182.1     $    9,607.7     $    9,473.6
                                                         ===============   ===============  ===============  ===============

Amounts applicable to the closed block...............     $    6,418.0      $    5,939.8     $    5,739.5     $    5,630.7
                                                         ===============   ===============  ===============  ===============

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

We owned no non-income producing debt securities at year-end 2002 or 2001.

Fair value and cost of our equity securities at year-end 2002 and 2001 follows:

                                                                       2002                              2001
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

Hilb, Rogal and Hamilton common stock..................    $    11.1         $     2.6        $    --          $    --
Other equity securities................................        245.8             211.0            286.0            265.5
                                                         ---------------   ---------------  ---------------  ---------------
EQUITY SECURITIES......................................    $   256.9         $   213.6        $   286.0        $   265.5
                                                         ===============   ===============  ===============  ===============

Amounts applicable to the closed block.................    $    --           $    --          $    --          $    --
                                                         ===============   ===============  ===============  ===============

Hilb, Rogal and Hamilton Company (HRH) is a Virginia-based property and casualty insurance and employee benefit products distributor, traded on the New York Stock Exchange; we owned 6.4% of its common shares, as well as convertible debt securities, and, prior to November 2002, we had a contractual right to designate two nominees for election to its board of directors. In November 2002, we completed a transaction where it is no longer appropriate to consider HRH as an affiliate for accounting and reporting purposes.

Our ownership of HRH included common stock and convertible notes, which we received when we sold our property and casualty insurance distribution business to HRH in 1999. The common stock and the notes, if converted, would have represented 16.8% of HRH's common stock outstanding.

On November 12, 2002, we converted our HRH note into shares of HRH common stock, when our total HRH holdings had a total fair value of $167.1. On the following day, we sold shares of HRH common stock to The Phoenix Companies for $157.4.

As a result of these transactions, we recorded a gross realized investment gain of $107.1 in 2002. Net of offsets for applicable deferred policy acquisition costs, our realized gain was $38.8. We calculated our gains using the specific identification of the securities sold.

Gross and net unrealized gains and losses from debt and equity securities at year-end 2002 and 2001 follow:

                                                                          2002                            2001
                                                             -------------------------------  ------------------------------
                                                                 GAINS            LOSSES          GAINS           LOSSES
                                                             --------------   --------------  --------------  --------------

U.S. government and agency...............................      $    30.5        $    (0.2)      $    13.3       $    (0.1)
State and political subdivision..........................           53.1             (0.3)           24.7            (1.7)
Foreign government.......................................           20.2             (4.7)           34.1            (1.1)
Corporate................................................          442.7            (91.3)          145.5          (103.7)
Mortgage-backed..........................................          198.5             (0.5)           73.1            (9.5)
Other asset-backed.......................................           85.0            (78.3)           34.3           (74.8)
                                                             --------------   --------------  --------------  --------------
DEBT SECURITIES GAINS AND LOSSES.........................      $   830.0        $  (175.3)      $   325.0       $  (190.9)
                                                             ==============   ==============  ==============  ==============
EQUITY SECURITIES GAINS AND LOSSES.......................      $    58.7        $   (15.4)      $    52.4       $   (31.9)
                                                             ==============   ==============  ==============  ==============
NET GAINS................................................      $   698.0                        $   154.6
                                                             ==============                   ==============

MORTGAGE LOANS AND REAL ESTATE

We report mortgage loans at unpaid principal balances, net of valuation reserves on impaired mortgages. We consider a mortgage loan to be impaired if we believe it is probable that we will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. We do not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful.

For purpose of fair value disclosures (Note 12), we estimated the fair value of mortgage loans by discounting the present value of scheduled loan payments. We based the discount rate on the comparable U.S. Treasury rates for loan durations plus spreads of 130 to 800 basis points, depending on our internal quality ratings of the loans. For in-process-of-foreclosure or defaulted loans, we estimated fair value as the lower of the underlying collateral value or the loan balance.

Our mortgage loans are diversified by property type, location and borrower. Mortgage loans are collateralized by the related properties and are generally no greater than 75% of the properties' value at the time the loans are originated. The fair values of our investments in mortgage loans and real estate by property type and geographic region and the fair value of our mortgage loans at year-end 2002 and 2001 follow:

                                                                     MORTGAGE LOANS                    REAL ESTATE
                                                              ------------------------------  ------------------------------
                                                                   2002            2001            2002            2001
                                                              --------------  --------------  --------------  --------------

PROPERTY TYPE:
Apartment buildings......................................       $   159.0       $   171.0       $    51.9       $    50.4
Office buildings.........................................           131.5           155.4            15.1            25.2
Retail stores............................................           151.5           170.4             2.6             7.5
Industrial buildings.....................................            42.2            52.0            --              --
Other....................................................             0.1             2.0            --              --
                                                              --------------  --------------  --------------  --------------
Subtotal.................................................           484.3           550.8            69.6            83.1
Less: valuation allowances...............................            15.5            15.0            --              --
                                                              --------------  --------------  --------------  --------------
MORTGAGE LOANS AND REAL ESTATE...........................       $   468.8       $   535.8       $    69.6       $    83.1
                                                              ==============  ==============  ==============  ==============

Amounts applicable to the closed block...................       $   373.2       $   386.5       $    --         $    --
                                                              ==============  ==============  ==============  ==============

                                                                     MORTGAGE LOANS                    REAL ESTATE
                                                              ------------------------------  ------------------------------
                                                                   2002            2001            2002            2001
                                                              --------------  --------------  --------------  --------------
GEOGRAPHIC REGION:
Northeast................................................      $    86.8        $   116.5       $    50.1       $    54.4
Southeast................................................          123.3            130.5            --              --
North central............................................          122.8            134.8             0.4             0.4
South central............................................           96.5            101.7            13.5            13.0
West.....................................................           54.9             67.3             5.6            15.3
                                                             ---------------  -------------   --------------  --------------
Subtotal ................................................          484.3            550.8            69.6            83.1
Less: valuation allowances...............................           15.5             15.0            --              --
                                                             ---------------  -------------   --------------  --------------
MORTGAGE LOANS AND REAL ESTATE...........................      $   468.8        $   535.8       $    69.6       $    83.1
                                                             ===============  =============   ==============  ==============

Fair value of mortgage loans.............................      $   488.2        $   554.1
                                                             ===============  =============


The carrying values of delinquent and in-process-of-foreclosure mortgage loans at year-end 2002 and 2001 were $5.6 and $5.6, respectively. The carrying values of mortgage loans on which the payment terms have been restructured or modified were $29.5 and $31.1 at year-end 2002 and 2001, respectively. We have provided valuation allowances for delinquent, in-process-of-foreclosure and restructured or modified mortgage loans. Activity in valuation allowances, which have been deducted in arriving at mortgage loan and real estate carrying values, for the years 2002, 2001 and 2000 follows:

                                                              MORTGAGE LOANS                           REAL ESTATE
                                               ----------------------------------------------  -----------------------------
                                                   2002            2001            2000            2001            2000
                                               --------------  --------------  --------------  --------------  -------------

Valuation allowance, beginning of year......     $    15.0       $     9.1       $    14.3       $     9.3       $     3.2
Additions charged to income.................           0.6             6.1             1.8            --               6.1
Deductions for write-offs and disposals.....          (0.1)           (0.2)           (7.0)           (9.3)           --
                                               --------------  --------------  --------------  --------------  -------------
VALUATION ALLOWANCE, END OF YEAR............     $    15.5       $    15.0       $     9.1       $    --         $     9.3
                                               ==============  ==============  ==============  ==============  =============

Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $3.5, $3.6 and $3.9 in 2002, 2001 and 2000, respectively. Actual interest income on these loans included in net investment income was $2.7, $2.4 and $3.1 in 2002, 2001 and 2000, respectively. The amount of interest foregone by non-income producing mortgage loans was $0.6 for the year 2002. There were no non-income producing mortgage loans during 2001.

VENTURE CAPITAL PARTNERSHIPS

We invest as a limited partner in venture capital limited partnerships. These partnerships focus on early-stage ventures, primarily in the information technology and life science industries and leveraged buyout funds. We also have direct equity investments in leveraged buyouts and corporate acquisitions.

We record our equity in the earnings of venture capital partnerships in net investment income using the most recent financial information received from the partnerships and estimating the earnings for any lag in reporting. In the first quarter of 2001, we changed our accounting for venture capital partnership earnings to eliminate the quarterly lag in information provided to us. We did this by estimating the change in our share of partnership earnings for the quarter. This change resulted in a $75.1 charge ($48.8 charge after income taxes), representing the cumulative effect of this accounting change on the fourth quarter of 2000.

To estimate the net equity in earnings of the venture capital partnerships for each quarter, we developed a methodology to estimate the change in value of the underlying investee companies in the venture capital partnerships. For public investee companies, we used quoted market prices at the end of each quarter, applying liquidity discounts to these prices in instances where such discounts were applied in the underlying partnerships' financial statements. For private investee companies, we applied a public industry sector index to roll the value forward each quarter. We apply this methodology consistently each quarter with subsequent adjustments to reflect market events reported by the partnerships (e.g., new rounds of financing, initial public offerings and writedowns by the general partners). Our methodology recognizes both downward and upward change in value of the underlying investee companies, but we do not exceed the last reported value by the partnerships. In addition, we annually revise the valuations we have assigned to the investee companies to reflect the valuations in the audited financial statements received from the venture capital partnerships.

Our venture capital earnings are subject to variability. The components of net investment income related to venture capital partnerships for the years 2002, 2001 and 2000 follow:

                                                                                   2002            2001             2000
                                                                              --------------  --------------   --------------

Net realized gains (losses) on partnership cash and stock distributions..       $    (4.7)      $    17.8        $   223.3
Partnership operating expenses...........................................            (7.4)           (6.4)            (7.7)
Net unrealized gains (losses) on partnership investments.................           (47.2)          (95.9)            61.7
                                                                              --------------  --------------   --------------
VENTURE CAPITAL PARTNERSHIP NET INVESTMENT INCOME (LOSS).................       $   (59.3)      $   (84.5)       $   277.3
                                                                              ==============  ==============   ==============

Our investments in venture capital partnerships at year-end 2002 and 2001 by type of investment follow:

                                                                                                   2002            2001
                                                                                              --------------  --------------

Technology..............................................................................        $    25.0       $    41.3
Telecommunications......................................................................             10.2            19.1
Biotechnology...........................................................................             11.1            14.1
Health care.............................................................................              9.2            10.7
Consumer and business products and services.............................................             45.9            46.6
Financial services......................................................................             28.1            30.3
Other...................................................................................             50.6            57.8
                                                                                              --------------  --------------
Private holdings........................................................................            180.1           219.9
Public holdings.........................................................................             23.0            39.8
Cash and cash equivalents...............................................................             22.4            22.5
Other...................................................................................              3.1             9.5
                                                                                              --------------  --------------
VENTURE CAPITAL PARTNERSHIPS............................................................        $   228.6       $   291.7
                                                                                              ==============  ==============

Unfunded commitments....................................................................        $   154.7       $   166.8
                                                                                              ==============  ==============

Amounts applicable to the closed block:
Venture capital partnerships............................................................        $     0.8       $    --
                                                                                              ==============  ==============
Unfunded commitments....................................................................        $     3.4       $    --
                                                                                              ==============  ==============

The unfunded commitments can be drawn down by the various venture capital partnerships as necessary to fund their portfolio investments.

Investment activity in venture capital partnerships for the years 2002, 2001 and 2000 follows:

                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

Capital invested.........................................................       $    43.0       $    47.0       $    96.9
Equity in partnership earnings (losses)..................................           (59.3)          (84.5)          277.3
Cumulative effect of accounting change...................................            --             (75.1)           --
Realized loss on partnerships being sold.................................            (5.1)           --              --
Distributions of earnings received.......................................           (14.2)          (30.5)         (222.4)
Distributions of capital received........................................           (27.5)          (32.5)          (22.6)
                                                                              --------------  --------------  --------------
Change in venture capital partnerships...................................           (63.1)         (175.6)          129.2
Venture capital partnership investments, beginning of year...............           291.7           467.3           338.1
                                                                              --------------  --------------  --------------
VENTURE CAPITAL PARTNERSHIP INVESTMENTS, END OF YEAR.....................       $   228.6       $   291.7       $   467.3
                                                                              ==============  ==============  ==============

In February 2003, we reached an agreement to sell a 50% interest in certain of our venture capital partnerships to an outside party and transfer the remaining 50% interest to our closed block. The carrying value of the partnerships being sold and transferred totaled $53.5 after realizing a loss of $5.1 in year 2002 to reflect the proceeds being received. The unfunded commitments of the partnerships being sold and transferred totaled $28.1; the outside party and the closed block will each fund half of these commitments.

AFFILIATE EQUITY AND DEBT SECURITIES

Our investments in affiliate equity and debt securities represent investments in operating entities in which we own less than a majority of the outstanding common stock and where we exercise significant influence over the operating and financial policies of the companies. We use the equity method of accounting for our investments in common stock of these affiliates; we use fair value to report our investments in these affiliates' debt securities. For years prior to 2001, we considered our investments in Aberdeen and HRH debt securities as being held-to-maturity and reported them at amortized cost. In 2001, we transferred these securities to the available-for-sale category and recorded a $110.6 unrealized gain ($71.9 unrealized gain after income taxes).

We evaluate our equity method investments for an other than temporary impairment at each balance sheet date considering quantitative and qualitative factors including quoted market price of underlying equity securities, the duration the carrying value is in excess of fair value and historical and projected earnings and cash flow capacity

Carrying value and cost of investments in affiliates at year-end 2002 and 2001 follows:

                                                                          2002                            2001
                                                             -------------------------------  ------------------------------
                                                                CARRYING                        CARRYING
                                                                 VALUE            COST            VALUE           COST
                                                             --------------   --------------  --------------  --------------

 Aberdeen common stock...................................      $   119.3        $   109.1       $   103.9       $   109.1
 Aberdeen 7% convertible notes...........................           37.5             37.5           101.2            37.5
 Aberdeen 5.875% convertible bonds.......................           15.2             21.2            --              --
 HRH common stock........................................           --               --              18.7            15.9
 HRH 5.25% convertible notes.............................           --               --              78.9            32.0
 Other...................................................           15.4             26.5            27.9            13.4
                                                             --------------   --------------  --------------  --------------
AFFILIATE DEBT AND EQUITY SECURITIES.....................      $   187.4        $   194.3       $   330.6       $   207.9
                                                             ==============   ==============  ==============  ==============

The fair value based on quoted market price of our equity investment in Aberdeen was $43.6 and $221.1 at year-end 2002 and 2001.

ABERDEEN ASSET MANAGEMENT

Our ownership of Aberdeen common stock includes 4% of their outstanding shares that we purchased in May 2001 for $46.8 and 18% of their outstanding shares that we purchased between 1996 and 1999 for $62.3. Our ownership of Aberdeen convertible debt securities includes two issues: $37.5 in 7% convertible subordinated notes issued in 1996 and $19.0 in 5.875% convertible bonds issued in 2002. The notes mature on March 29, 2003, subject to four six-month extensions at Aberdeen's option with increasing interest rates for each extension. The bonds mature in 2007. The conversion prices for both the notes and the bonds are in excess of Aberdeen's common stock price at year-end 2002. The fair value of our investment in Aberdeen common stock, based on the London Stock Exchange closing price at year-end 2002 and 2001, was $43.6 and $221.1, respectively. The carrying value of our investment in Aberdeen on the equity method of accounting totaled $119.3 and $103.9 at year-end 2002 and 2001, respectively. The difference between our investment and our percentage of Aberdeen's net assets represents goodwill resulting from our acquisition of Aberdeen common stock.

A summary of Aberdeen's financial position on a U.K. GAAP basis of accounting at September 30, 2002 and 2001 (its fiscal year-end, converted to U.S. dollars at 2002 and 2001 exchange rates) and results of its operations and cash flows for each of the three years ending September 30, 2002 converted to U.S. dollars using the 2002, 2001 and 2000 average exchange rates follows:

                                                                                                   2002            2001
                                                                                              --------------  --------------

FINANCIAL POSITION
Cash and cash equivalents...............................................................        $    52.5       $    92.6
Other current assets....................................................................             95.8           102.0
Goodwill and other intangible assets....................................................            657.8           599.0
Other general account assets............................................................             86.5            71.0
Separate account assets.................................................................            411.8            82.2
                                                                                              --------------  --------------
Total assets............................................................................          1,304.4           946.8
                                                                                              --------------  --------------
Indebtedness............................................................................            429.8           338.3
Other general account liabilities.......................................................            129.1           204.7
Separate account liabilities............................................................            411.8            82.2
Preferred stockholders' equity..........................................................             33.3            47.0
                                                                                              --------------  --------------
Total liabilities and preferred stockholders' equity....................................          1,004.0           672.2
                                                                                              --------------  --------------
NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS............................................        $   300.4       $   274.6
                                                                                              ==============  ==============


                                                                                  2002            2001            2000
                                                                              --------------  --------------  --------------

RESULTS OF OPERATIONS
Revenues.................................................................       $   289.9       $   264.0       $   179.4
Expenses.................................................................           262.8           228.4           126.7
                                                                              --------------  --------------  --------------
Income before income taxes...............................................            27.1            35.6            52.7
Income taxes.............................................................            16.8            13.9            15.2
                                                                              --------------  --------------  --------------
Net income...............................................................            10.3            21.7            37.5
Preferred stock dividends................................................             1.7             1.8            --
                                                                              --------------  --------------  --------------
NET INCOME APPLICABLE TO COMMON STOCKHOLDERS.............................       $     8.6       $    19.9       $    37.5
                                                                              ==============  ==============  ==============

CASH FLOWS
Cash from operating activities...........................................       $    20.7       $    35.5       $    65.6
Cash (for) from financing activities.....................................            (6.4)          260.6           (16.6)
Cash for investing activities............................................           (53.1)         (293.6)          (37.1)
                                                                              --------------  --------------  --------------
CASH FLOWS...............................................................       $   (38.8)      $     2.5       $    11.9
                                                                              ==============  ==============  ==============

The U.K. investment management industry and the split capital closed-end fund sector in particular have suffered a significant decline in investor confidence and liquidity since September 2001. Aberdeen has acted as a manager of certain of these funds and at its 2002 year-end the funds represented 5% of its assets under management. The U.K. Financial Services Authority has commenced a review of the split capital fund sector, including Aberdeen's managed funds. The U.K. Financial Ombudsman Service has also commenced a related review of one of the funds managed by Aberdeen.

On November 1, 2002, Aberdeen announced the results of a strategic review, which concluded that it should focus on its core strength of active management of equity and fixed income securities. Consistent with the review, Aberdeen subsequently announced its intentions to divest of a business segment that actively manages property investments and a conditional agreement to dispose of its rights to manage certain retail funds for cash consideration of $138.0.

Sources of equity in earnings of and interest earned from investments in affiliates for the years 2002, 2001 and 2000 follow:

                                                                                  2002            2001             2000
                                                                              --------------  --------------  ---------------

Aberdeen common stock dividends..........................................       $     3.8       $     6.3            $5.0
Equity in Aberdeen undistributed income (loss)...........................             2.3            (0.5)            2.0
Aberdeen 7% convertible notes............................................             2.6             2.6             2.6
Aberdeen 5.875% convertible bonds........................................             1.2            --              --
HRH common stock dividends...............................................             0.5             0.6             0.6
Equity in HRH undistributed income.......................................             2.5             1.9             0.6
HRH 5.25% convertible notes..............................................             1.3             1.7             1.7
Other....................................................................            (3.2)           (0.1)           (0.8)
                                                                              --------------  --------------  ---------------
AFFILIATE INVESTMENT INCOME..............................................       $    11.0       $    12.5       $    11.7
                                                                              ==============  ==============  ===============

In connection with the adoption of a new accounting standard for goodwill and other intangible assets (Note 4), we recorded a charge of $10.3 ($10.3 after income taxes) as the cumulative effect adjustment to reduce the carrying value of goodwill to its fair value for our equity investment in an Argentine financial services company in which we have a 50% interest that is reflected in the other category above.

POLICY LOANS AND OTHER INVESTED ASSETS

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. For purposes of fair value disclosures (Note 12), we estimate the fair value of fixed rate policy loans by discounting the present value of loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include leveraged lease investments and other partnership and joint venture interests. Leveraged lease investments represent the net amount of the estimated residual value of the lease assets, rental receivables and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive. Other partnership and joint venture interests in which we do not have control or a majority ownership interest are recorded using the equity method of accounting. These investments include affordable housing, mezzanine and other partnership interests.

Our derivative instruments primarily include interest rate swap agreements. We report these contracts at fair values, which are based on current settlement values. These values are determined by brokerage quotes that utilize pricing models or formulas based on current assumptions for the respective agreements.

Other invested assets at year-end 2002 and 2001 follow:

                                                                                                   2002            2001
                                                                                              --------------  --------------

Transportation and other equipment leases...............................................        $    66.0       $    85.0
Separate account equity investments.....................................................             36.0            54.6
Mezzanine partnerships..................................................................             45.4            37.1
Affordable housing partnerships.........................................................             25.7            28.2
Derivative instruments (Note 12)........................................................             37.1            20.6
Other affiliate investments.............................................................              8.1             7.6
Equity investments in collateralized obligations........................................             17.8            18.8
Other partnership interests.............................................................             75.2            39.0
                                                                                              --------------  --------------
OTHER INVESTED ASSETS...................................................................        $   311.3       $   290.9
                                                                                              ==============  ==============

NET INVESTMENT INCOME

Sources of net investment income for the years 2002, 2001 and 2000 follow:

                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

Debt securities..........................................................       $   729.0       $   677.6       $   601.2
Equity securities........................................................             3.9             5.2            13.3
Mortgage loans...........................................................            40.4            45.0            54.6
Real estate..............................................................            13.9            16.1             9.2
Venture capital partnerships.............................................           (59.3)          (84.5)          277.3
Affiliate debt and equity securities.....................................            11.0            12.5            11.7
Other invested assets....................................................             3.2             7.1             3.4
Policy loans.............................................................           171.8           168.6           157.4
Cash and cash equivalents................................................            10.8            15.2            27.5
                                                                              --------------  --------------  --------------
Total investment income..................................................           924.7           862.8         1,155.6
Less: investment expenses................................................            17.4            20.1            14.3
                                                                              --------------  --------------  --------------
NET INVESTMENT INCOME....................................................       $   907.3       $   842.7        $1,141.3
                                                                              ==============  ==============  ==============

NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains and losses on asset dispositions, when declines in fair value of debt and equity securities whose value, in our judgment, is considered to be other-than-temporarily impaired are written down to fair value as a charge to realized losses included in net income. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made. The new cost basis is not changed for subsequent recoveries in value. The closed block policyholder dividend obligation, applicable deferred policy acquisition costs, and applicable income taxes are reported separately as components of net income.

Effective April 1, 2001, we adopted a new accounting pronouncement for securitized financial instruments. This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific valuation methods to these securities to determine if there has been an other-than-temporary decline in value. Upon adoption of this pronouncement, we recorded a $31.6 charge ($20.5 charge after income taxes) as the cumulative effect of an accounting change.

Sources and types of net realized investment gains (losses) for the years 2002, 2001 and 2000 follow:

                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

Debt securities..........................................................       $  (122.9)      $   (72.6)      $    (7.5)
Equity securities........................................................            (9.8)           --              --
Mortgage loans...........................................................            (0.6)           (6.1)           (1.8)
Real estate..............................................................            --              --              (6.1)
Venture capital partnerships.............................................            (5.1)           --              --
Other invested assets....................................................           (22.0)           (3.7)           --
                                                                              --------------  --------------  --------------
IMPAIRMENT LOSSES........................................................          (160.4)          (82.4)          (15.4)
                                                                              --------------  --------------  --------------
Debt securities gains....................................................            92.6            53.2             9.6
Debt securities losses...................................................           (45.9)          (31.5)          (56.5)
Equity securities gains..................................................           116.3            12.2           178.2
Equity securities losses.................................................           (22.4)          (21.0)          (31.4)
Mortgage loans...........................................................             0.2             7.1             4.8
Real estate..............................................................             4.0            (2.5)            1.8
Other invested assets....................................................            (1.9)          215.0            (1.9)
                                                                              --------------  --------------  --------------
NET TRANSACTION GAINS....................................................           142.9           232.5           104.6
                                                                              --------------  --------------  --------------
NET REALIZED INVESTMENT GAINS (LOSSES)...................................       $   (17.5)      $   150.1       $    89.2
                                                                              ==============  ==============  ==============
Closed block applicable policyholder dividend obligation (reduction).....           (40.3)          (15.4)           --
Applicable deferred acquisition costs (benefit)..........................            25.1            10.5           (10.7)
Applicable deferred income taxes (benefit)...............................             (.5)           53.4            32.9
                                                                              --------------  --------------  --------------
Offsets to realized investment gains (losses)............................           (15.7)           48.5            22.2
                                                                              --------------  --------------  --------------
NET REALIZED INVESTMENT GAINS (LOSSES) INCLUDED IN NET INCOME............       $    (1.8)      $   101.6       $    67.0
                                                                              ==============  ==============  ==============

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable deferred income taxes.

Sources of net unrealized investment gains (losses) for the years 2002, 2001 and 2000 follow:

                                                                                2002             2001             2000
                                                                           ---------------  ---------------  ---------------

Debt securities..........................................................    $    520.6       $     89.7       $    213.8
Equity securities........................................................          22.8            (23.8)           (98.6)
Affiliate debt securities................................................        (116.5)           110.6             --
Other investments .......................................................          (1.1)             3.6             (0.6)
                                                                           ---------------  ---------------  ---------------
NET UNREALIZED INVESTMENT GAINS..........................................    $    425.8       $    180.1       $    114.6
                                                                           ===============  ===============  ===============

Net unrealized investment gains..........................................    $    425.8       $    180.1       $    114.6
                                                                           ---------------  ---------------  ---------------
Applicable policyholder dividend obligation..............................         369.4            108.8             --
Applicable deferred policy acquisition costs.............................          95.9            (28.5)           116.6
Applicable deferred income taxes (benefit)...............................         (13.8)            33.9             (0.7)
                                                                           ---------------  ---------------  ---------------
Offsets to net unrealized investment gains...............................         451.5            114.2            115.9
                                                                           ---------------  ---------------  ---------------
NET UNREALIZED INVESTMENT GAINS (LOSSES)
  INCLUDED IN OTHER COMPREHENSIVE INCOME (Note 10).......................    $    (25.7)      $     65.9       $     (1.3)
                                                                           ===============  ===============  ===============

CASH FLOWS

Investment purchases, sales, repayments and maturities for the years 2002, 2001 and 2000 follow:

                                                                                 2002            2001             2000
                                                                           ---------------  ---------------  ---------------

Debt security purchases................................................      $ (4,725.5)      $ (3,531.3)      $ (1,774.4)
Equity security purchases..............................................           (58.3)           (72.8)          (130.5)
Venture capital partnership investments................................           (43.0)           (47.0)           (96.9)
Affiliate equity and debt security purchases...........................           (28.0)           (46.8)            --
Other invested asset purchases.........................................           (73.0)           (57.4)           (45.7)
Policy loan advances, net..............................................           (23.7)           (67.0)           (62.7)
                                                                           ---------------  ---------------  ---------------
INVESTMENT PURCHASES...................................................      $ (4,951.5)      $ (3,822.3)      $ (2,110.2)
                                                                           ===============  ===============  ===============

Debt securities sales..................................................      $  1,805.1       $  1,219.5       $    921.9
Debt securities maturities and repayments..............................         1,305.6            824.7            526.0
Equity security sales..................................................           273.2            114.6            515.4
Mortgage loan maturities and principal repayments......................            67.7             58.7            126.6
Venture capital partnership capital distributions......................            28.5             30.7             37.9
Real estate and other invested assets sales............................            69.9             36.8             26.6
                                                                           ---------------  ---------------  ---------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES............................      $  3,550.0       $  2,285.0       $  2,154.4
                                                                           ===============  ===============  ===============

The maturities of debt securities and mortgage loans, by contractual sinking fund payment and maturity, at year-end 2002 are summarized in the following table. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, we may have the right to put or sell the obligations back to the issuers and mortgage loans may be refinanced. We did not refinance any mortgage loans during 2002 or 2001.

                                                                                                AFFILIATE
                                                                 DEBT           MORTGAGE          DEBT
                                                              SECURITIES         LOANS          SECURITIES         TOTAL
                                                             --------------   --------------  --------------   -------------

  Due in one year or less..............................       $   1,044.3      $      84.9     $      37.5      $   1,166.7
  Due after one year through five years................           3,613.3            240.5            21.2          3,875.0
  Due after five years through ten years...............           2,663.6             73.5            --            2,737.1
  Due after ten years..................................           3,860.9             69.9            --            3,930.8
                                                             --------------   --------------  --------------
                                                                                                               -------------
  TOTAL................................................       $  11,182.1      $     468.8     $      58.7      $  11,709.6
                                                             ==============   ==============  ==============   =============


4.       GOODWILL AND OTHER INTANGIBLE ASSETS

At the beginning of 2002, we adopted the new accounting standard for goodwill and other intangible assets, including amounts reflected in our carrying value of equity-method investments. Under this new standard, we discontinued recording amortization expense on goodwill and other intangible assets with indefinite lives, but we continue recording amortization expense for those intangible assets with definite estimated lives. For goodwill and indefinite-lived intangible assets, we perform impairment tests at the reporting-unit level at least annually. For purposes of the impairment test, the fair value of the reporting units is based on the sum of: a multiple of revenue, plus the fair value of the units tangible net fixed assets. Prior to 2002, we amortized goodwill principally over forty years and investment management contracts and employment contracts over five to sixteen years and three to seven years, respectively. All amortization expense has been and continues to be calculated on a straight-line basis.

Upon adoption of the new accounting standard, we recorded a cumulative effect charge of $10.4 to reduce the carrying value of goodwill and other intangible assets with indefinite lives to fair value related to an international equity investment.

The gross and net carrying amounts of goodwill and other intangible assets at year-end 2002 and 2001 follow:

                                                                       2002                              2001
                                                         ---------------------------------  --------------------------------
                                                             GROSS              NET             GROSS             NET
                                                         ---------------   ---------------  ---------------  ---------------

Goodwill.............................................      $     3.8         $     2.5        $     3.8        $     3.2
Other................................................            3.2                .6             21.8             19.4
                                                         ---------------   ---------------  ---------------  ---------------
GOODWILL AND OTHER INTANGIBLE ASSETS.................      $     7.0         $     3.1        $    25.6        $    22.6
                                                         ===============   ===============  ===============  ===============

Estimated intangible asset amortization for the next five years totals $0.5 as follows: 2003, $0.2; 2004, $0.2; 2005, $0.1 and $0.0 for 2006 and 2007.


5.       FINANCING ACTIVITIES

INDEBTEDNESS

We have recorded indebtedness at unpaid principal balances of each instrument. For purposes of fair value disclosures, we have determined the fair value of indebtedness based on contractual cash flows discounted at market rates.

Our surplus notes are an obligation of Phoenix Life and are due December 1, 2006. Interest payments are at an annual rate of 6.95%, require the prior approval of the Superintendent of Insurance of the State of New York (Superintendent) and may be made only out of surplus funds which the Superintendent determines to be available for such payments under New York insurance law. The notes have no early redemption provisions. New York insurance law provides that the notes are not part of the legal liabilities of Phoenix Life. The carrying value was $175.0 million for 2002 and 2001. The fair value was $182.5 million and $183.4 million at 2002 and 2001, respectively

In December 2002, The Phoenix Companies closed on a new $100, 364-day unfunded unsecured senior revolving credit facility. This facility replaced the $375.0 credit facility, which was terminated. The Phoenix Companies unconditionally guarantees any loans under the new facility to us. Base rate loans would bear interest at the greater of our lead bank's prime commercial rate or effective funds rate plus 0.5%. Eurodollar rate loans would bear interest at LIBOR plus an applicable margin. Credit facility covenants require The Phoenix Companies to maintain a minimum consolidated stockholders' equity of $1,700, a maximum consolidated debt-to-capital ratio of 30% and, for us, a minimum risk-based capital ratio of 225%. All credit facility covenants were complied with at year-end 2002. There were no borrowings on this credit line in 2002.

At year-end 2002, we had $10.6 of standby letters of credit primarily to cover any potential losses on certain reinsurance.

Interest expense on our indebtedness for the years 2002, 2001 and 2000 follows:

                                                                                  2002            2001            2000
                                                                              --------------  --------------  --------------

Surplus notes............................................................       $    12.2       $    12.2       $    12.2
Senior unsecured bonds...................................................            --              --              --
Bank credit facility and other indebtedness..............................            --               7.8            20.5
                                                                              --------------  --------------  --------------
TOTAL INTEREST EXPENSE...................................................       $    12.2       $    20.0       $    32.7
                                                                              ==============  ==============  ==============

INTEREST EXPENSE PAID....................................................       $    12.2       $    23.7       $    34.1
                                                                              ==============  ==============  ==============


6.       DEMUTUALIZATION AND CLOSED BLOCK

Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies, Inc. and changed its name to Phoenix Life Insurance Company (Phoenix Life).

Effective June 30, 2001, we adopted a new accounting pronouncement, which provided guidance on accounting by insurance enterprises for demutualization, including the emergence of earnings from and the financial presentation of the closed block established in connection with the demutualization. The pronouncement specifies that closed block assets, liabilities, revenues and expenses should be displayed with all other assets, liabilities, revenues and expenses of the insurance enterprise based on the nature of the particular item, with appropriate disclosures relating to the closed block. We recorded a charge on adoption of $30.3 to equity representing the establishment of the policyholder dividend obligation along with the corresponding effect on deferred policy acquisition costs and deferred income taxes.

As specified in the plan of reorganization, Phoenix Life established a closed block as of December 31, 1999 to preserve over time the reasonable dividend expectations of individual life and annuity policyholders for which dividends were currently being paid or were expected to be paid under the then-current dividend scale. The closed block comprises a defined limited group of policies and a defined set of assets, is governed by a set of operating rules and it will continue in effect as long as any policy in the closed block remains in effect.

Phoenix Life allocated assets to the closed block in an amount we believed sufficient to produce cash flows which, together with anticipated premiums and other revenues from the policies included in the closed block, we expect to support payment of obligations relating to these policies. These obligations include the payment of claims, certain expenses, taxes and policyholder dividends, which we estimated to continue at rates in effect for 2000.

We use the same accounting principles to account for the participating policies included in the closed block as we used prior to the date of demutualization. The only accounting policy difference is the establishment of the policyholder dividend obligation, described below.

The closed block assets, including future assets from cash flows generated by the assets and premiums and other revenues from the policies in the closed block, will benefit only holders of the policies in the closed block. The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, investment purchases and sales, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, investment income and realized investment gains and losses on investments held outside the closed block that support the closed block business. All of these excluded income and expense items enter into the determination of total gross margins of closed block policies for the purpose of amortization of deferred policy acquisition costs.

In our financial statements, we present closed block assets, liabilities, revenues and expenses together with all other assets, liabilities, revenues and expenses. Within closed block liabilities, we have established a policyholder dividend obligation to record an additional liability to closed block policyholders for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization. These closed block earnings will not inure to stockholders, but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected.

As closed block liabilities exceed closed block assets, we have a net closed block liability at each period-end. This net liability represents the maximum future earning contribution to be recognized from the closed block and the change in this net liability each period is in the earnings contribution recognized from the closed block for the period. To the extent that actual cash flows differ from amounts anticipated, we may adjust policyholder dividends. If the closed block has excess funds, those funds will be available only to the closed block policyholders. However, if the closed block has insufficient funds to make policy benefit payments that are guaranteed, the payments will be made from assets outside of the closed block.

Summarized information on closed block assets and liabilities at year-end 2002 and 2001 and inception (December 31, 1999) and closed block revenues and expenses, changes in the policyholder dividend obligation and cash flows, all for the cumulative period from inception to year-end 2002, the year 2002 and from the date of demutualization (June 25, 2001) to year-end 2001, follow:

                                                                               2002              2001          INCEPTION
                                                                          ----------------  ---------------  ---------------

Debt securities........................................................     $  6,418.0        $  5,739.5       $  4,773.1
Policy loans...........................................................        1,399.0           1,407.1          1,380.0
Mortgage loans.........................................................          373.2             386.5            399.0
Venture capital partnerships...........................................            0.8              --               --
                                                                          ----------------  ---------------  ---------------
Total closed block investments.........................................        8,191.0           7,533.1          6,552.1
Cash and cash equivalents..............................................          200.2             176.6             --
Accrued investment income..............................................          110.9             125.6            106.8
Premiums receivable....................................................           42.1              41.1             35.2
Deferred income taxes..................................................          402.7             392.8            389.4
Other closed block assets..............................................           45.2              18.0              6.2
                                                                          ----------------  ---------------  ---------------
TOTAL CLOSED BLOCK ASSETS..............................................        8,992.1           8,287.2          7,089.7
                                                                          ----------------  ---------------  ---------------
Policy liabilities and accruals........................................        9,449.0           9,150.2          8,301.7
Policyholder dividends payable.........................................          363.4             357.3            325.1
Policyholder dividend obligation.......................................          547.3             167.2             --
Other closed block liabilities.........................................           24.2              48.8             12.3
                                                                          ----------------  ---------------  ---------------
TOTAL CLOSED BLOCK LIABILITIES.........................................       10,383.9           9,723.5          8,639.1
                                                                          ----------------  ---------------  ---------------
EXCESS OF CLOSED BLOCK LIABILITIES OVER CLOSED BLOCK ASSETS............     $  1,391.8        $  1,436.3       $  1,549.4
                                                                          ================  ===============  ===============

                                                                             CUMULATIVE          2002             2001
                                                                           ---------------  ---------------  ---------------

Premiums...............................................................     $   3,238.0      $   1,043.2      $     565.7
Net investment income .................................................         1,638.1            562.0            281.1
Net realized investment losses.........................................           (79.7)           (49.3)           (18.4)
                                                                           ---------------  ---------------  ---------------
TOTAL REVENUES.........................................................         4,796.4          1,555.9            828.4
                                                                           ---------------  ---------------  ---------------
Policy benefits, excluding dividends...................................         3,302.5          1,079.4            580.0
Policyholder dividends.................................................         1,153.0            390.0            190.8
Additional policyholder dividend obligation provision..................            23.9             10.7             13.2
Other operating expenses...............................................            39.0             10.3              6.1
                                                                           ---------------  ---------------  ---------------
TOTAL BENEFITS AND EXPENSES............................................         4,518.4          1,490.4            790.1
                                                                           ---------------  ---------------  ---------------
Closed block contribution to income before income taxes................           278.0             65.5             38.3
Applicable income taxes................................................            97.7             22.6             13.4
                                                                           ---------------  ---------------  ---------------
CLOSED BLOCK CONTRIBUTION TO INCOME....................................     $     180.3      $      42.9      $      24.9
                                                                           ===============  ===============  ===============

Unrealized investment gains............................................     $     478.2      $     369.4      $      38.5
Revenue in excess of benefits and expenses.............................            69.1             10.7             13.2
Revenue in excess of benefits and expenses ($45.2) and
  unrealized investment gains ($70.3) charges to retained earnings.....            --                --             115.5
Policyholder dividend obligation, beginning of period..................            --              167.2             --
                                                                          ----------------  ---------------  ---------------
POLICYHOLDER DIVIDEND OBLIGATION, END OF PERIOD........................     $     547.3      $     547.3      $     167.2
                                                                          ================  ===============  ===============

In addition to the closed block assets, we hold assets outside the closed block in support of closed block liabilities. We recognize investment earnings on these invested assets, less deferred policy acquisition cost amortization and allocated expenses, as an additional source of earnings.


7.       SEPARATE ACCOUNTS AND INVESTMENT TRUSTS

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

Separate account assets and liabilities are primarily carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.

Investment trusts are assets held for the benefit of institutional clients which have investments in structured finance products offered by PXP. Structured finance products include collateralized debt and bond obligations backed by portfolios of public high yield bonds, emerging market bonds, commercial mortgage-backed and asset-backed securities and bank loans.

Investment trusts for which PXP is the sponsor and actively manages the assets, and for which there is not a substantive amount of outside third party equity investment in the trust, are consolidated in the financial statements. Our financial exposure is limited to our share of equity and bond investments in these vehicles and there are no financial guarantees from us, or recourse to us, for these investment trusts. Asset valuation changes are directly offset by changes in the corresponding liabilities. Fees are recorded when management services provided to the trusts are earned and are included in revenues.

Separate accounts and investment trusts at year-end 2002 and 2001 follow:

                                                                                                 2002             2001
                                                                                            ---------------  ---------------

Life and Annuity segment separate accounts..............................................      $  4,131.7       $  4,769.6
Corporate and Other segment separate accounts...........................................           239.5            255.6
                                                                                            ---------------  ---------------
Total separate accounts.................................................................         4,371.2          5,025.2
                                                                                            ---------------  ---------------
Phoenix CDO I ..........................................................................           150.4            160.1
Phoenix CDO II..........................................................................           377.2            384.7
Phoenix-Mistic 2002-1 CBO...............................................................           894.3             --
                                                                                            ---------------  ---------------
Total investment trusts.................................................................         1,421.9            544.8
                                                                                            ---------------  ---------------
TOTAL SEPARATE ACCOUNT ASSETS AND INVESTMENT TRUSTS.....................................      $  5,793.1       $  5,570.0
                                                                                            ===============  ===============

VARIABLE INTEREST ENTITIES

A new accounting standard was issued in January 2003 that interprets the existing standards on consolidation. It clarifies the application of standards of consolidation to certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties (variable interest entities). Variable interest entities are required to be consolidated by their primary beneficiaries if they do not effectively disperse risks among all parties involved. The primary beneficiary of a variable interest entity is the party that absorbs a majority of the entity's expected losses, receives a majority of its expected residual returns, or both, as a result of holding variable interests. As required, on February 1, 2003, we adopted the new standard for variable interest entities created after January 31, 2003 and for variable interest entities in which we obtain an interest after January 31, 2003. We will adopt the new standard on July 1, 2003 for variable interest entities in which we hold a variable interest that we acquired before February 1, 2003. We are currently evaluating the effect of the adoption on our consolidated financial statements.

We are involved with various entities in the normal course of business that may be deemed to be variable interest entities and, as a result, we may hold interests in those entities. We serve as the investment advisor to eight collateralized bond obligations (CBOs) that were motivated by bond market arbitrage opportunities, including the three in the table above. The eight CBOs have aggregate assets of $3 billion that are invested in a variety of fixed income securities and purchased from third parties. The CBOs reside in bankruptcy remote special purpose entities in which we neither provide recourse or guarantees. Our exposure under the new standard stems from our debt and equity investments in these CBOs in which affiliates earn advisory fees to manage the CBO portfolios. Our maximum exposure to loss with respect to the CBOs is $86.1 at year-end.


8.       INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such attributes to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return.

The allocation of income taxes to elements of comprehensive income (loss) and between current and deferred for the years 2002, 2001 and 2000 follows:

                                                                                   2002            2001              2000
                                                                              --------------  --------------  --------------

CONTINUING OPERATIONS
Current................................................................         $     (6.6)     $     12.9      $    131.9
Deferred...............................................................               (8.8)          (28.3)          (71.6)
                                                                              --------------  --------------  --------------
CONTINUING OPERATIONS..................................................              (15.4)          (15.4)           60.3
Discontinued operations................................................               --              --              (5.9)
Cumulative effect of accounting changes................................               --             (35.2)           --
                                                                              --------------  --------------  --------------
NET INCOME (LOSS)......................................................              (15.4)     $    (50.6)     $     54.4
Other comprehensive income.............................................               (6.1)           31.2            (2.3)
                                                                              --------------  --------------  --------------
COMPREHENSIVE INCOME (LOSS)............................................         $    (21.5)     $    (19.4)     $     52.1
                                                                              ==============  ==============  ==============

Current................................................................         $     (6.6)     $     12.9      $    126.0
Deferred...............................................................              (14.9)          (32.3)          (73.9)
                                                                              --------------  --------------  --------------
INCOME TAXES (BENEFIT) APPLICABLE TO COMPREHENSIVE INCOME..............         $    (21.5)     $    (19.4)           52.1
                                                                              ==============  ==============  ==============

INCOME TAXES PAID (RECOVERED)..........................................         $     (2.2)     $    (47.0)     $    135.8
                                                                              ==============  ==============  ==============

For the years 2002, 2001 and 2000, the effective federal income tax rates applicable to income from continuing operations differ from the 35.0% statutory tax rate. Items giving rise to the differences and the effects are as follow:

                                                                                    2002           2001            2000
                                                                              --------------- --------------  --------------

Income taxes (benefit) at statutory rate...............................         $      .2       $    19.2       $    59.2
Tax advantaged investment income.......................................             (12.6)           (7.2)           (6.7)
Non-deductible intangible asset amortization and impairments...........              --              --               2.7
Minority interest in income of subsidiaries............................              --              --              (2.0)
Other, net.............................................................              (3.0)           (6.4)           (3.3)
Differential earnings (mutual life insurance company equity tax).......              --             (21.0)           10.4
                                                                              --------------- --------------  --------------
INCOME TAXES (BENEFIT) APPLICABLE TO CONTINUING OPERATIONS.............         $   (15.4)      $   (15.4)      $    60.3
                                                                              =============== ==============  ==============

Deferred income tax assets (liabilities) attributable to temporary differences at year-end 2002 and 2001 follow:

                                                                                                   2002            2001
                                                                                              --------------  --------------

Deferred income tax assets:
Future policyholder benefits............................................................        $   190.3       $   207.8
Unearned premiums / deferred revenues...................................................            129.3           133.6
Policyholder dividend obligation........................................................            113.3            16.3
Employee benefits.......................................................................             83.5            84.6
Intangible assets.......................................................................              2.6            --
Investments.............................................................................             93.3            68.7
Net operating loss carryover benefits...................................................             34.7            --
Foreign tax credits carryover benefits..................................................               .1            --
Other...................................................................................             28.0            --
                                                                                              --------------  --------------
GROSS DEFERRED INCOME TAX ASSETS........................................................            675.1           511.0
                                                                                              --------------  --------------
Deferred tax liabilities:
Deferred policy acquisition costs.......................................................           (282.1)         (234.1)
Investments.............................................................................           (348.6)         (235.0)
Other ..................................................................................            (14.4)          (19.0)
                                                                                              --------------  --------------
GROSS DEFERRED INCOME TAX LIABILITIES...................................................           (645.1)         (488.1)
                                                                                              --------------  --------------
DEFERRED INCOME TAX ASSET ..............................................................        $    30.0       $    22.9
                                                                                              ==============  ==============

We have elected to file a consolidated federal income tax return for 2002 and prior years with The Phoenix Companies. Within the consolidated tax return, we are required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

At year-end 2002, we had net operating losses of $99.1 for federal income tax purposes of which $1.3 expires in 2011, $1.3 expires in 2012, $24.6 expires in 2015, $15.6 expires in 2016 and $56.2 expires in 2017. The operating losses are primarily attributable to the life insurance group of subsidiaries. We believe that the tax benefits of these losses will be fully realized before their expiration. As a result, no valuation allowance has been recorded against the deferred income tax asset resulting from the net operating losses.

At year-end 2002, we had foreign tax credit carryover totaling $0.1, which is scheduled to expire in 2006. We expect to realize the benefits of the foreign tax credits, therefore, no valuation allowance has been recorded against this tax benefit.


9.       EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

MANAGEMENT RESTRUCTURING EXPENSE AND EMPLOYMENT AGREEMENTS

We have entered into agreements with certain key executives of both Phoenix Life and PXP that will, in certain circumstances, provide separation benefits upon the termination of the executive's employment by the company for reasons other than death, disability, cause or retirement, or by the executive for "good reason," as defined in the agreements. For most of these executives, the agreements provide this protection only if the termination occurs following (or is effectively connected with) the occurrence of a change of control, as defined in the agreements.

We recorded a non-recurring expense of $27.1 ($17.6 after income taxes) in 2002 primarily in connection with organizational and employment-related costs. In the fourth quarter of 2002, we recorded an additional non-recurring expense of $3.5 ($2.6 after income taxes) primarily associated with a work force reduction commitment.

EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies sponsors a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 ("ERISA"). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to The Phoenix Companies' pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by The Phoenix Companies. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Prior to June 25, 2001, Phoenix Life sponsored the aforementioned employee benefit plans. Effective June 25, 2001, Phoenix Life's parent, The Phoenix Companies, Inc., became the sponsor of these plans. Substantially all of our employees remained participants of the plans.

We recognize pension and other post-retirement benefit costs and obligations over the employees' expected service periods by discounting an estimate of aggregate benefits. We estimate aggregate benefits by using assumptions for employee turnover, future compensation increases, rates of return on pension plan assets and future health care costs. We recognize an expense for differences between actual experience and estimates over the average future service period of participants. We recognize an expense for our contributions to employee and agent savings plans at the time employees and agents make contributions to the plans. We also recognize the costs and obligations of severance, disability and related life insurance and health care benefits to be paid to inactive or former employees after employment but before retirement. Effective with the change in sponsorship of employee benefit plans to our parent, the liability for the excess of accrued pension cost of each plan over the amounts contributed to the plans was recorded as an employee benefit liability due to parent. In addition, the allocated expense for each period is recorded as a liability due to parent.


Prior to the aforementioned change in plan sponsorship to our parent in 2001, we also recognized an additional liability for any excess of the accumulated benefit obligation of each plan over the fair value of plan assets. The offset to this additional liability is first recognized as an intangible asset, which is limited to unrecognized prior service, including any unrecognized net transition obligation. Any additional offsets are then recognized as an adjustment to accumulated other comprehensive income. Effective with the June 25, 2001 change in sponsorship of our pension plans to our parent, the additional liability for excess of accumulated benefit obligation over the plan assets became a direct liability of our parent. Accordingly we have accounted for this foregiveness of a liability by our parent as a capital contribution of $14.4 million as of January 1, 2002.


Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated and recorded as an expense and employee benefit liability to our parent.

The Phoenix Companies' changes in the plans' assets and projected benefit obligations for the years 2002 and 2001 follow:

                                                                        EMPLOYEE PLAN               SUPPLEMENTAL PLAN
                                                                 ----------------------------  -----------------------------
                                                                     2002           2001           2002           2001
                                                                 -------------  -------------  -------------- --------------

ASSETS:
Plan assets' actual return....................................     $   (43.2)     $   (28.4)     $    --        $    --
Employer contributions........................................          --             --              4.2            5.2
Participant benefit payments..................................         (24.2)         (21.3)          (4.2)          (5.2)
                                                                 -------------  -------------  -------------- --------------
Change in plan assets.........................................         (67.4)         (49.7)          --             --
Plan assets, beginning of year................................         395.1          444.8           --             --
                                                                 -------------  -------------  -------------- --------------
PLAN ASSETS, END OF YEAR......................................     $   327.7      $   395.1      $    --        $    --
                                                                 =============  =============  ============== ==============

PROJECTED BENEFIT OBLIGATION:
Service and interest cost accrual.............................     $   (36.5)     $   (33.5)     $   (12.0)     $   (11.0)
Actuarial gain (loss).........................................         (23.2)           0.2          (17.8)         (23.7)
Plan amendments...............................................         (11.8)          (4.3)          19.1          (14.5)
Curtailments..................................................          --            (12.2)          (0.6)          (2.2)
Participant benefit payments..................................          24.2           21.3            4.2            5.2
                                                                 -------------  -------------  -------------- --------------
Change in projected benefit obligation........................         (47.3)         (28.5)          (7.1)         (46.2)
Projected benefit obligation, beginning of year...............        (362.8)        (334.3)        (119.8)         (73.6)
                                                                 -------------  -------------  -------------- --------------
PROJECTED BENEFIT OBLIGATION, END OF YEAR.....................     $  (410.1)     $  (362.8)     $  (126.9)     $  (119.8)
                                                                 =============  =============  ============== ==============

The funded status of the plans at year-end 2002 and 2001 follows:

                                                                       EMPLOYEE PLAN                SUPPLEMENTAL PLAN
                                                               ------------------------------  -----------------------------
                                                                   2002            2001            2002            2001
                                                               --------------  --------------  --------------  -------------

Excess of accrued pension benefit cost
  over amount contributed to plan............................    $   (25.7)      $   (26.6)      $   (73.6)      $   (60.9)
Excess of accumulated benefit obligation over plan assets....        (25.3)           --             (37.9)          (40.8)
                                                               --------------  --------------  --------------  -------------
Accrued benefit obligation in other liabilities .............        (51.0)          (26.6)         (111.5)         (101.7)
Intangible asset  ...........................................         14.2            --              --              18.6
Minimum pension liability adjustment in
  accumulated other comprehensive income.....................         11.1            --              37.9            22.2
                                                               --------------  --------------  --------------  -------------
Funding status recognized in balance sheet ..................        (25.7)          (26.6)          (73.6)          (60.9)
                                                               --------------  --------------  --------------  -------------
Net unamortized gain (loss) .................................        (47.4)           55.4           (54.4)          (40.3)
Unamortized prior service (cost) credit .....................        (14.2)           (3.9)            1.1           (18.6)
Net unamortized transition asset ............................          4.9             7.4            --              --
                                                               --------------  --------------  --------------  -------------
Funding status unrecognized in balance sheet ................        (56.7)           58.9           (53.3)          (58.9)
                                                               --------------  --------------  --------------  -------------
PLAN ASSETS GREATER (LESS) THAN
  PROJECTED BENEFIT OBLIGATIONS, END OF YEAR ................    $   (82.4)      $    32.3       $  (126.9)      $  (119.8)
                                                               ==============  ==============  ==============  =============

At year-end 2002, we estimate minimum funding requirements for the employee pension plan of $138.0 through 2007, including $1.7 in 2003 and $8.6 in 2004.

OTHER POST-EMPLOYMENT BENEFITS. The funded status of the other post-retirement plans at year-end 2002 and 2001 follows:

                                                                                                  2002            2001
                                                                                              --------------  --------------

Accrued benefit obligation included in other liabilities................................        $  (106.4)      $  (108.7)
                                                                                              --------------  --------------
Net unamortized gain....................................................................             18.3            42.0
Unamortized prior service (costs) credits...............................................             13.9            (2.1)
                                                                                              --------------  --------------
Funding status unrecognized in balance sheet............................................             32.2            39.9
                                                                                              --------------  --------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS, END OF YEAR........................        $   (74.2)      $   (68.8)
                                                                                              ==============  ==============

The health care cost trend rate has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated post-retirement benefit obligation by $3.1 and the annual service and interest cost by $0.4. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated post-retirement benefit obligation by $3.0 and the annual service and interest cost by $0.4.


10.      OTHER COMPREHENSIVE INCOME

We record unrealized gains and losses on available-for-sale securities, minimum pension liability adjustments in excess of unrecognized prior service cost, foreign currency translation gains and losses and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. Minimum pension liability adjustments in excess of unrecognized prior service cost are adjusted or eliminated in subsequent periods to the extent that plan assets exceed accumulated benefits. Foreign currency translation gains and losses are recorded in accumulated other comprehensive income until the foreign entity is sold or liquidated or the functional currency of that entity is deemed to be highly inflationary. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

Sources of other comprehensive income for the years 2002, 2001 and 2000 follow:

                                                        2002                      2001                      2000
                                             -------------------------------------------------------------------------------
                                                 GROSS          NET         GROSS         NET         GROSS         NET
                                             ------------- ------------ ------------- ------------ ------------ ------------

Gains (losses) on investments.............     $  683.0     $  141.4      $   86.5     $    6.9     $  205.2     $   57.6
Gains (losses) on affiliate debt securities      (116.5)       (75.7)        110.6         71.9         --           --
Net realized investment gains (losses)
  on available-for-sale securities
  included in net income..................       (140.7)       (91.4)        (17.0)       (12.9)       (90.6)       (58.9)
                                             ------------- ------------ ------------- ------------ ------------ ------------
Net unrealized investment gains (losses)..        425.8        (25.7)        180.1         65.9        114.6         (1.3)
Net unrealized derivative instruments
  gains...................................          5.3          3.4           7.7          5.0         --           --
Net unrealized foreign currency
  translation adjustment .................          7.1          1.2          (2.6)        (1.7)        (7.1)        (4.6)
Minimum pension liability adjustment......         --           --           (12.8)        (8.3)         2.5          1.6
                                             ------------- ------------ ------------- ------------ ------------ ------------
Other comprehensive income................        438.2     $  (21.1)        172.4     $   60.9        110.0     $   (4.3)
                                             ------------- ============ ------------- ============ ------------ =============
Applicable policyholder
  dividend obligation.....................        369.4                      108.8                      --
Applicable deferred policy acquisition
  cost amortization.......................         95.9                      (28.5)                    116.6
Applicable deferred income taxes (benefit)         (6.1)                      31.2                      (2.3)
                                             --------------             -------------             -------------
Offsets to other comprehensive income.....        449.9                      111.5                     114.3
                                             --------------             -------------             -------------
OTHER COMPREHENSIVE INCOME................     $  (21.1)                  $   60.9                  $   (4.3)
                                             ==============             =============             =============

Components of accumulated other comprehensive income at year-end 2002 and 2001 follows:

                                                                                  2002                      2001
                                                                        -------------------------- -------------------------
                                                                            GROSS         NET          GROSS         NET
                                                                        ------------- ------------ ------------- -----------

Unrealized gains on investments......................................     $  691.4     $   70.4     $  265.6     $   96.1
Unrealized gains on derivative instruments...........................         13.0          8.4          7.7          5.0
Unrealized currency translation adjustment...........................         (1.6)        (4.4)        (8.7)        (5.6)
Minimum pension liability adjustment.................................         --           --          (22.2)       (14.4)
                                                                        ------------- ------------ ------------- -----------
Accumulated other comprehensive income...............................        702.8     $   74.4        242.4     $   81.1
                                                                        ------------- ============= ------------ =============
Applicable policyholder dividend obligation..........................        478.2                     108.8
Applicable deferred policy acquisition costs.........................        106.3                      10.4
Applicable deferred income taxes.....................................         43.9                      42.1
                                                                        -------------             -------------
Offsets to other comprehensive income................................        628.4                     161.3
                                                                        -------------             -------------
ACCUMULATED OTHER COMPREHENSIVE INCOME...............................     $   74.4                  $   81.1
                                                                        =============             =============


11.      DISCONTINUED OPERATIONS

During 1999, we discontinued the operations of three of our business segments which in prior years had been reflected as reportable business segments: reinsurance operations, group life and health operations and real estate management operations. We sold several operations, had a signed agreement to sell one of the operations and we implemented plans to withdraw from the remaining businesses. The operating results of discontinued operations and the gain or loss on disposal are shown in the table below.

During 1999, we placed certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under those contracts.

We established reserves and reinsurance recoverables for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves and reinsurance recoverables are a net present value amount that is based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amount of reinsurance we believe we will collect under our finite reinsurance and other reinsurance to cover our losses and the likely legal and administrative costs of winding down the business.

Total reserves were $35.0 and $60.0 and total reinsurance recoverables were $65.0 and $30.0 at year-end 2002 and 2001, respectively. In addition, in 1999 we purchased finite aggregate excess-of-loss reinsurance to further protect us from unfavorable results from this discontinued business. The maximum coverage available from our finite reinsurance coverage is currently $120.0. The amount of our total financial provisions at year-end 2002 was therefore $90.0, consisting of reserves, less reinsurance recoverables, plus the amount currently available from our finite aggregate excess-of-loss reinsurance. Based on the most recent information, we did not recognize any additional reserve provisions during 2002 and 2001. In 2000, we increased reserves by $97.0 (before income taxes) to reflect expected deteriorating trends in claim experience and higher expenses.

We expect the additional reserves and aggregate excess-of-loss reinsurance coverage to cover the run-off of the business; however, the nature of the underlying risks is such that the claims may take years to reach the reinsurers involved. Therefore, we expect to pay claims out of existing estimated reserves for up to ten years as the level of business diminishes.

A significant portion of the claims arising from our discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc. (Unicover). Unicover organized and managed a group, or pool, of insurance companies (Unicover pool) and certain other facilities, which reinsured the life and health insurance components of workers' compensation insurance policies issued by various property and casualty insurance companies. We were a member of the Unicover pool and we terminated our participation in the pool effective March 1, 1999. Additional information on reinsurance disputes is included in
Note 17.

In April 2000, we exited the group life and health business and sold all of the common stock of three subsidiaries and 97% of the common stock of another subsidiary, which was renamed GE Group Life Assurance Company to GE Financial Assurance Holdings, Inc. (GE). We retained the remaining 3.0% of that insurer. The sales proceeds totaled $283.9, with $238.9 in cash and $45.0 in common stock, representing a 3.1% interest in GE Life and Annuity Assurance Company, a subsidiary of GE. In October 2000, we also sold all of the common stock of two other life and health subsidiaries to GE. The sales proceeds totaled $2.0. The net gain on the sales of $71.7 is reported as gain on disposal of discontinued operations. We have the right to put these shares of GE Group Life Assurance Company and GE Life and Annuity Assurances Company to GE beginning in 2005.

In May 2000, we sold our investment in 50% of the outstanding common stock of a real estate property management firm, for $6.0. The transaction resulted in a loss of $0.6.

The operating results of discontinued operations and the loss on disposal for the year 2000 are presented below. There were no additional operating results for the years ended 2002 and 2001. Earnings from discontinued operations follow:

                                                                               GROUP LIFE      REAL ESTATE
                                                              REINSURANCE      AND HEALTH      MANAGEMENT         TOTAL
                                                             --------------   --------------  --------------   -------------

REVENUE...................................................     $     --         $    117.6      $      0.4       $   118.0
                                                             ==============   ==============  ==============   =============

Income from discontinued operations
  before income taxes.....................................     $     --         $     14.8      $     (0.3)      $    14.5
Applicable income taxes (benefit).........................           --                5.2            (0.1)            5.1
                                                             --------------   --------------  --------------   -------------
INCOME FROM DISCONTINUED OPERATIONS.......................     $     --         $      9.6      $     (0.2)      $     9.4
                                                             ==============   ==============  ==============   =============

Gain (loss) on disposal of discontinued operations........     $   (103.0)      $     71.7      $     (0.6)      $   (31.9)
Applicable income taxes (benefit).........................          (36.0)            25.2            (0.2)          (11.0)
                                                             --------------   --------------  --------------   -------------
LOSS ON DISPOSAL OF DISCONTINUED OPERATIONS...............     $    (67.0)      $     46.5      $     (0.4)      $   (20.9)
                                                             ==============   ==============  ==============   =============

We have excluded assets and liabilities of the discontinued operations from the assets and liabilities of continuing operations and separately identified them on our balance sheet.


12.      FAIR VALUE OF FINANCIAL INSTRUMENTS AND DERIVATIVE INSTRUMENTS

The carrying amounts and estimated fair values of financial instruments at year-end 2002 and 2001 follow:

                                                                       2002                              2001
                                                         ---------------------------------  --------------------------------
                                                            CARRYING           FAIR            CARRYING          FAIR
                                                             VALUE             VALUE            VALUE            VALUE
                                                         ---------------   ---------------  ---------------  ---------------

Cash and cash equivalents..........................        $     970.8       $     970.8      $     547.9      $     547.9
Debt securities (Note 3) ..........................           11,836.8          11,836.8          9,607.7          9,607.7
Equity securities (Note 3).........................              256.9             256.9            286.0            286.0
Mortgage loans (Note 3)............................              468.8             488.2            535.8            554.1
Derivative financial instruments...................               37.1              37.1             20.6             20.6
Policy loans (Note 3)..............................            2,195.9           2,367.9          2,172.2          2,252.9
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL ASSETS...................................        $  15,766.3       $  15,957.7      $  13,170.2      $  13,269.2
                                                         ===============   ===============  ===============  ===============
Investment contracts...............................        $   3,428.5       $   3,514.7      $   1,548.7      $   1,549.4
Indebtedness (Note 5)..............................              175.0             182.5            175.0            183.4
Derivative financial instruments...................               26.5              26.5              9.7              9.7
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL LIABILITIES..............................        $   3,630.0       $   3,723.7      $   1,733.4      $   1,742.5
                                                         ===============   ===============  ===============  ===============

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

All derivative instruments are recognized on the balance sheet at fair value. Generally, each derivative is designated according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Changes in the fair value of foreign currency swaps used as hedges of the fair value of foreign currency denominated assets are reported in current period earnings with the change in value of the hedged asset attributable to the hedged risk. Cash flow hedges are generally accounted for under the shortcut method with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item.

Changes in the fair value of derivative instruments not designated as hedging instruments and ineffective portions of hedges are recognized in net investment income in the period incurred.

CASH FLOW HEDGES

We currently hold interest rates swaps that effectively convert variable rate bond cash flows to fixed cash flows in order to better match the cash flows of associated liabilities. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness was recorded in earnings for 2002 and 2001. We do not expect to reclassify any amounts reported in accumulated other comprehensive income into earnings over the next twelve months with respect to these hedges.

We recognized an after-tax gain of $1.8 and $3.0 for the years 2002 and 2001 in accumulated other comprehensive income related to changes in fair value of interest rate forward swaps designated as cash flow hedges of the forecasted purchase of assets. At year-end 2002 we expect to reclassify into earnings over the next twelve months $0.6 of the deferred after tax gains on these derivative instruments. For the year 2001, we reclassified an after-tax gain of $0.3 to net realized investment gains related to these same derivatives.

NON-HEDGING DERIVATIVES

We also hold interest rate swaps that were initially entered into as hedges of an anticipated purchase of assets associated with an acquisition of a block of insurance liabilities. Subsequently, offsetting swap positions were taken to lock in a stream of income to supplement the income on the assets purchased.

On January 1, 2001, we recorded a net-of-tax cumulative effect adjustment of $1.3 (gain) in earnings to recognize at fair value all derivatives that were designated as fair-value hedging instruments. We recorded an offsetting net-of-tax cumulative effect adjustment of $1.3 (loss) in earnings to recognize the difference attributable to the hedged risks between the carrying values and fair values of the related hedged assets and liabilities. We also recorded a net-of-tax cumulative effect adjustment of $1.1 (gain) in accumulated other comprehensive income to recognize, at fair value, all derivatives that are designated as cash-flow hedging instruments. For derivative instruments that were not designated as hedges, we also recorded a cumulative effect adjustment of $6.9 in earnings, ($3.9 after income taxes) in earnings to recognize these instruments at fair value.

We held the following positions in derivative instruments at year-end 2002 and 2001 at fair value:

                                                                                     2002                          2001
                                                                         ----------------------------  ----------------------------
                                             NOTIONAL
                                             AMOUNT(1)     MATURITY(1)       ASSET        LIABILITY        ASSET        LIABILITY
                                           -------------  -------------  -------------  -------------  -------------  -------------
Interest rate swaps:
  Fair value hedges.........................  $   --            --        $    --        $    --        $     2.9       $  --
  Cash flow hedges..........................       30         2007              5.6           --              3.1           0.5
  Non hedges................................      360         2007             30.7           26.5           13.8           9.2
Other.......................................      135        2003-08            0.8           --              0.8          --
                                           -------------  -------------  -------------  -------------  -------------  -------------
TOTAL DERIVATIVE INSTRUMENT POSITIONS.......  $   525                     $    37.1      $    26.5      $    20.6       $   9.7
                                           =============                 =============  =============  =============  =============

We are exposed to credit risk in the event of nonperformance by counterparties to these derivative instruments. We do not expect that counterparties will fail to meet their financial obligation as we only enter into derivative contracts with a number of highly rated financial institutions. The credit exposure of these instruments is the

-----------------------
(1) Notional amounts and maturities relate to contracts in effect at December 31, 2002.

positive fair value at the reporting date, or $37.1 and $20.6 at year-end 2002 and 2001, respectively. We consider the likelihood of any material loss on these instruments to be remote.

13.      PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

Our insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities.

As of January 1, 2001 the New York Insurance Department adopted the National Association of Insurance Commissioner's (NAIC) Codification of Statutory Accounting Principles guidance, with the exception for accounting for deferred income taxes. Codification guidance replaced the accounting practices and procedures manual as the NAIC's primary guidance on statutory accounting; it also provides guidance for areas where statutory accounting has been silent and changed current statutory accounting in other areas. The effect of adoption decreased the statutory surplus of our insurance subsidiaries by $66.4, primarily as a result of non-admitting certain assets and recording increased investment reserves. As of year-end 2002, the New York Insurance Department adopted the NAIC codification guidance for accounting for deferred income taxes. As a result, Phoenix Life recorded a $135.8 increase to surplus at December 31, 2002.

At year-end 2002, statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily as follows:

   o     policy acquisition costs are expensed when incurred;
   o     investment reserves are based on different assumptions;
   o     surplus notes are included in surplus rather than debt;
   o post-retirement benefit expense allocated to Phoenix Life relate only to vested participants and expense is based on different assumptions and reflect a different method of adoption;
   o     life insurance reserves are based on different assumptions; and
   o net deferred income tax assets in excess of 10% of previously filed statutory capital and surplus plus carry back potential are not recorded.

Statutory financial data for Phoenix Life at year-end 2001 and 2002 and for the years 2002, 2001 and 2000 are as follows:

                                                                                  2002             2001            2000
                                                                             --------------   --------------  --------------

Statutory capital and surplus, and asset valuation reserve...............      $ 1,008.0        $ 1,371.3       $ 1,882.5
Statutory gain from operations...........................................      $    44.5        $   119.9           266.4
Statutory net income (loss)..............................................      $     7.5        $   (13.4)      $   266.1

New York Insurance Law requires that New York life insurers report their risk based capital (RBC). RBC is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. New York insurance law gives the New York Superintendent of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain RBC levels. Each of the U.S. insurance subsidiaries of Phoenix Life is also subject to these same RBC requirements. Phoenix Life and each of its insurance subsidiaries' RBC was in excess of 300% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) at year-end 2002 and 2001.

Under New York Insurance Law, Phoenix Life can pay stockholder dividends to us in any calendar year without prior approval in the amount of the lesser of 10% of Phoenix Life's capital and surplus as of the immediately preceding calendar year or Phoenix Life's statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. Phoenix Life paid dividends of $113.8 and $132.3 in 2002 and

2001, respectively, and will be able to pay dividends of $44.5 in 2003 without prior approval from the New York Insurance Department. Any additional dividend payments in 2003 are subject to the discretion of the New York Superintendent of Insurance.


14.      PREMISES AND EQUIPMENT

Premises and equipment, consisting primarily of office buildings occupied by us, are stated at cost less accumulated depreciation. We depreciate real estate on the straight-line method over 10 to 45 years. We depreciate equipment primarily on the modified accelerated method over 3 to 10 years. We depreciate leasehold improvements over the terms of the related leases.

Premises and equipment are included in other general account assets in our balance sheet. Cost and carrying value at year-end 2002 and 2001 follows:

                                                                             2002                          2001
                                                                 -----------------------------  ----------------------------
                                                                                   CARRYING                      CARRYING
                                                                     COST           VALUE           COST          VALUE
                                                                 -------------   -------------  -------------  -------------

Real estate...................................................     $  155.5        $   72.1       $  157.1       $   79.1
Equipment.....................................................        134.7            26.0          131.6           23.1
                                                                 -------------   -------------  -------------  -------------
PREMISES AND EQUIPMENT........................................     $  290.2        $   98.1       $  288.7       $  102.2
                                                                 =============   =============  =============  =============

Rental expenses for operating leases for continuing operations, principally with respect to buildings, amounted to $12.1, $13.4 and $14.1 in 2002, 2001 and 2000, respectively. Future minimum rental payments under non-cancelable operating leases for continuing operations were $24.6 at year-end 2002, payable as follows: 2003, $8.7; 2004, $6.4; 2005, $4.7; 2006, $2.6; 2007, $1.8 and $0.4
thereafter.


15.      RELATED PARTY TRANSACTIONS

As of June 25, 2001, the following indirect wholly-owned subsidiaries of Phoenix Life were transferred to Phoenix, or one of its subsidiaries; PXP, Phoenix Charter Oak Trust Company, WS Griffith Securities, Inc., WS Griffith Associates, Inc. and Main Street Management Company. Proceeds from the transfer were $659.8 million. The transfer of these entities resulted in a pre-tax gain of $222.6 million ($146.1 million, net of tax).

PXP, an indirect wholly-owned subsidiary of Phoenix, through its affiliated registered investment advisors, provides investment advisory services (e.g. general account and variable separate account products) to Phoenix Life for a fee. Investment advisory fees incurred by Phoenix Life were $3.7 million for the six months ended December 31, 2001 and $8.2 million for the twelve months ended December 31, 2002. Amounts payable to the affiliated investment advisors were $546 and $565 thousand, as of December 31, 2001 and 2002, respectively. Variable product separate accounts fees, net of reimbursement were $3.1 million for the six months ended December 31, 2001 and $5.3 million for the twelve months ended December 31, 2002.

On February 26, 2001, Phoenix Life entered into a $69.0 million subordinated loan agreement with PXP, due March 1, 2006, in exchange for the debentures held by Phoenix Life. Interest is payable quarterly in arrears at an annual rate based on LIBOR plus 2%. The average blended interest rate was approximately 5% and 4% for the years ended December 31, 2001 and 2002, respectively. The loan agreement requires no principal repayment prior to maturity.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of PXP, is the principal underwriter of Phoenix Life's annuity and variable life contracts. Contracts may be purchased through registered representatives of a Phoenix affiliate, W.S. Griffith & Co., Inc., as well as other outside broker dealers who are licensed to sell Phoenix Life annuity contracts. As of June 30, 2001 PXP was no longer a subsidiary of Phoenix Life due to the transfer to The Phoenix Companies. Phoenix Life incurred commissions for contracts underwritten by PEPCO of $26.5 million for the six months ended December 31, 2001 and $43.5 million for the twelve months ended December 31, 2002. Amounts payable to PEPCO were $4.7 million and $3.3 million, as of December 31, 2001 and 2002, respectively.

In 2001, Phoenix reimbursed Phoenix Life $42.6 million for expenses incurred in conjunction with the demutualization and $41.5 million for policy credits and payments to eligible policyholders in lieu of stock.

State Farm Mutual Automobile Insurance Company (State Farm) currently owns of record more than 5 percent of The Phoenix Companies' outstanding common stock. In 2002, we paid approximately $10.7 million, as compensation for the sale of our insurance and annuity products, to entities which were either subsidiaries of State Farm or owned by State Farm employees.


16.      CONTINGENT LIABILITIES

As described in Note 13, a significant portion of the claims arising from our discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc. (Unicover). We are involved in disputes relating to the activities of Unicover. Under Unicover's underwriting authority, the Unicover pool and Unicover facilities wrote a dollar amount of reinsurance coverage that was many times greater than originally estimated. As a member of the Unicover pool, we are involved in several proceedings in which the pool members assert that they can deny coverage to certain insurers that claim that they purchased reinsurance coverage from the pool.

Further, we were, along with Sun Life Assurance of Canada (Sun Life) and Cologne Life Reinsurance Company (Cologne Life), a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool and two other Unicover facilities, providing the pool and facility members with reinsurance of the risks that the pool and facility members had assumed. In September 1999, we joined an arbitration proceeding that Sun Life had begun against the members of the Unicover pool and the Unicover facilities. In this arbitration, we and Sun Life sought to cancel our retrocession agreements on the grounds that material misstatements and nondisclosures were made to us about, among other things, the amount of risks we would be reinsuring. The arbitration proceeded only with respect to the Unicover pool because we, Sun Life and Cologne Life reached settlement with the two Unicover facilities in the first quarter of 2000. On October 8, 2002, the arbitration panel issued its decision. The financial implications of the decision are consistent with our current financial provisions.

In our capacity as a retrocessionaire of the Unicover business, we had an extensive program of our own reinsurance in place to protect us from financial exposure to the risks we had assumed. Currently, we are involved in separate arbitration proceedings with certain of our own retrocessionaires which are seeking on various grounds to avoid paying any amounts to us. Because the same retrocession program that covers our Unicover business covers a significant portion of our other remaining group accident and health reinsurance business, we could have additional material losses if one or more of our retrocessionaires successfully avoids its obligations.

During 2000, we reached settlements with several of the companies involved in Unicover. In January 2000, we and the other member companies of the Unicover pool settled with EBI Indemnity Company and affiliates of the Orion Group (EBI/Orion), by which all pool members were released from their obligations as reinsurers of EBI/Orion. Also in January 2000, we settled with Reliance Insurance Company (Reliance) and its parent Reliance Group Holdings, Inc. and were released from our obligations as a reinsurer of the so-called Reliance facility. In March 2000, we settled with Reliance, Lincoln National Life Insurance Company and Lincoln National Health and Casualty Company, releasing us from our obligation as a reinsurer of the so-called Lincoln facility. In May 2000, we reached an agreement with one of our retrocessionaires, and recovered a substantial portion of its settlement cost on the Reliance settlement. Financial terms of these settlements were consistent with the provisions we established in 1999. There was no effect on net income resulting from these settlements for year-end 2000.

A second set of disputes involves personal accident business that was reinsured in the London reinsurance market in the mid-1990s in which we participated. The disputes involve multiple layers of reinsurance, and allegations that the reinsurance program created by the brokers involved in placing those layers was interrelated and devised to disproportionately pass losses to a top layer of reinsurers. Many companies who participated in this business are involved in arbitrations in which those top layer companies are attempting to avoid their obligations on the basis of misrepresentation. Because of the complexity of the disputes and the reinsurance arrangements, many of these companies are currently participating in negotiations of the disputes for certain contract years, and we believe that similar discussions will follow for the remaining years. Although we are vigorously defending our contractual rights, we are actively involved in the attempt to reach negotiated business solutions.

Given the uncertainty associated with litigation and other dispute resolution proceedings, and the expected long-term development of net claims payments, the estimated amount of the loss on disposal of reinsurance discontinued operations may differ from actual results. However, it is our opinion, after consideration of the provisions made in these financial statements, as described above, that future developments will not have a material effect on our financial position.

                                     PART C
                                OTHER INFORMATION


ITEM 27. EXHIBITS

(a)   BOARD OF DIRECTORS RESOLUTION.

      Resolution of the Board of Directors of Phoenix Mutual establishing the Separate Account is incorporated by reference to Registrant's April 29, 1998 EDGAR filing on form S-6 (File No. 033-06793). [Accession Number 0000949377-98-000063]


(b)   CUSTODIAN AGREEMENTS.

      Not applicable.


(c)   UNDERWRITING CONTRACTS

      Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated December 31, 1996 is incorporated by reference to Registrant's April 29, 1998 EDGAR filing on form S-6 (File No. 033-06793). [Accession Number 0000949377-98-000063]

      Form of Agreement between Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of Policies is incorporated by reference to Registrant's April 29, 1998 EDGAR filing on form S-6 (File No. 033-06793). [Accession Number 0000949377-98-000063]


(d)   CONTRACTS

      Version A:
      (1) Phoenix Corporate Edge - Flexible Premium Variable Universal Life Insurance Policy Form Number V609 of Depositor is incorporated by reference to Registrant's September 10, 1999 EDGAR filing on Form S-6 (File No. 333-86921) [Accession Number 0000949377-99-000323]

      Version B:
      (1) Phoenix Executive Benefit - Flexible Premium Variable Universal Life Insurance Policy Form Number V607 of Depositor, Variable Policy Exchange Option Rider Form VR35 of Depositor and Flexible Term Insurance Rider Form VR37 are incorporated by reference to Registrant's September 10, 1999 EDGAR filing on form S-6 (File No. 333-86921) [Accession Number 0000949377-99-000323]

(e)   APPLICATIONS

      Version A:
      Form of application for Corporate Edge is incorporated by reference to Registrant's September 10, 1999 EDGAR filing on Form S-6 (File No. 333-86921). [Accession Number 0000949377-99-000323]


      Version B:
      Form of application for Executive Benefit - VUL is incorporated by reference to Registrant's September 10, 1999 EDGAR filing on Form S-6 (File No. 333-86921). [Accession Number 0000949377-99-000323]


(f)   DEPOSITOR'S CERTIFICATE OF INCORPORATION AND BY-LAWS.

      Charter of Phoenix Home Life is incorporated by reference to Registrant's April 29, 1998 EDGAR filing on Form S-6 (File No. 03306793) [Accession Number 0000949377-98-000063]

      By-laws of Phoenix Home Life filed is incorporated by reference to Registrant's April 29, 1998 EDGAR filing on Form S-6 (File No. 03306793) [Accession Number 0000949377-98-000063]


(g)   REINSURANCE CONTRACTS.

      Not applicable.

(h)   PARTICIPATION AGREEMENTS.

      (1) Participation Agreement(s) between Phoenix Home Life Mutual Insurance Company and Wanger Advisors Trust, filed via Edgar with registrant's Pre-Effective Amendment No. 2 (File No. 333-86921) on March 10, 2000 and is incorporated herein by reference. [Accession Number 0000949377-00-000082]

      (2) Participation Agreement between Phoenix Home Life Mutual Insurance Company and Franklin Templeton Distributors, filed via Edgar with registrant's Pre-Effective Amendment No. 2 (File No. 333-86921) on March 10, 2000 and is incorporated herein by reference. [Accession Number 0000949377-00-000082]

      (3) Participation Agreement between Phoenix Home Life Mutual Insurance Company and Federated Securities Corp, filed via Edgar with registrant's Pre-Effective Amendment No. 2 (File No. 333-86921) on March 10, 2000 and is incorporated herein by reference. [Accession Number 0000949377-00-000082]

      (4) Participation Agreement between Phoenix Home Life Mutual Insurance Company and Bankers Trust Company, filed via Edgar with registrant's Pre-Effective Amendment No. 2 (File No. 333-86921) on March 10, 2000 and is incorporated herein by reference. [Accession Number 0000949377-00-000082]

      (5) Participation Agreement between Phoenix Home Life Mutual Insurance Company and Morgan Stanley Dean Witter Universal Funds, Inc., filed via Edgar with registrant's Pre-Effective Amendment No. 2 (File No. 333-86921) on March 10, 2000 and is incorporated herein by reference. [Accession Number 0000949377-00-000082]

      (6) Participation agreement between Phoenix Home Life Mutual Insurance Company, The Alger American Fund and Fred Alger & Company, Incorporated, is incorporated by reference to Registrant's Edgar filing on form S-6 (File No. 033-06793) on April 30, 2002. [Accession Number 0000949377-02-000246]

      (7) Participation agreement between Phoenix Home Life Mutual Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation, is incorporated by reference to Registrant's Edgar filing on form S-6 (File No. 033-06793) on April 30, 2002. [Accession Number 0000949377-02-000246]

      (8) Participation agreement between Phoenix Home Life Mutual Insurance Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc., is incorporated by reference to Registrant's Edgar filing on form S-6 (File No. 033-06793) on April 30, 2002. [Accession Number 0000949377-02-000246]


(i)   ADMINISTRATIVE CONTRACTS.

      Form of Administrative Services Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company dated November 12, 2002 is incorporated by reference to Registrant's February 26, 2003 Edgar filing on Form N-6, [Accession Number 0000949377-03-000088].


(j)   OTHER MATERIAL CONTRACTS.

      Not applicable.


(k)   LEGAL OPINION.

      (1) Opinion and Consent of Counsel.


(l)   ACTUARIAL OPINION.

      Not applicable.


(m)   CALCULATION.

      Not applicable.


(n)   OTHER OPINIONS.

      (1) Consent of Independent Accountants.
      (2) Opinion and Consent of Brian A. Giantonio, Vice President, Tax and ERISA Counsel.

(o)   OMITTED FINANCIAL STATEMENTS.

      Not applicable.


(p)   INITIAL CAPITAL AGREEMENTS.

      Not applicable.


(q)   REDEEMABILITY EXEMPTION.

      Not applicable.


ITEM 28. DIRECTORS AND OFFICERS OF THE DEPOSITOR.



           ----------------------------------------------------------------------------------------------------------
           Name and Principal Business Address             Positions and Offices with Depositor
           ----------------------------------------------------------------------------------------------------------
           Sal H. Alfiero                                  Director
           Protective Industries LLC
           Buffalo, NY
           ----------------------------------------------------------------------------------------------------------
           Peter C. Browning                               Director
           Dean, McColl Business School
           Charlotte, NC
           ----------------------------------------------------------------------------------------------------------
           Arthur P. Byrne                                 Director
           J.W. Childs Associates
           Boston, MA
           ----------------------------------------------------------------------------------------------------------
           Sanford Cloud, Jr.                              Director
           The National Conference for Community and
           Justice
           New York, NY
           ----------------------------------------------------------------------------------------------------------
           Richard N. Cooper                               Director
           Center for International Affairs
           Harvard University
           Cambridge, MA
           ----------------------------------------------------------------------------------------------------------
           Gordon J. Davis, Esq.                           Director
           LeBoeuf, Lamb, Greene & Macrse, LLP
           New York, NY
           ----------------------------------------------------------------------------------------------------------
           Ann Maynard Gray                                Director
           ----------------------------------------------------------------------------------------------------------
           John E. Haire                                   Director
           Time, Inc.
           New York, NY
           ----------------------------------------------------------------------------------------------------------
           Jerry J. Jasinowski                             Director
           National Association of Manufacturers
           Washington, D.C.
           ----------------------------------------------------------------------------------------------------------
           Thomas S. Johnson                               Director
           Greenpoint Financial Corporation
           New York, NY
           ----------------------------------------------------------------------------------------------------------
           Marilyn E. LaMarche                             Director
           Lazard Freres & Co. LLC
           New York, NY
           ----------------------------------------------------------------------------------------------------------
           Robert G. Wilson                                Director
           ----------------------------------------------------------------------------------------------------------
           Dona D. Young*                                  Director, Chairman of the Board, Chief Executive
                                                           Officer, and President
           ----------------------------------------------------------------------------------------------------------
           Michael J. Gilotti***                           Executive Vice President
           ----------------------------------------------------------------------------------------------------------
           Michael E. Haylon**                             Executive Vice President and Chief Investment Officer
           ----------------------------------------------------------------------------------------------------------
           Tracy L. Rich*                                  Executive Vice President and General Counsel
           ----------------------------------------------------------------------------------------------------------
           Coleman D. Ross*                                Executive Vice President and Chief Financial Officer
           ----------------------------------------------------------------------------------------------------------
           Simon Y. Tan*                                   Executive Vice President
           ----------------------------------------------------------------------------------------------------------
           John H. Beers*                                  Vice President and Secretary
           ----------------------------------------------------------------------------------------------------------
           Katherine P. Cody*                              Second Vice President and Treasurer
           ----------------------------------------------------------------------------------------------------------

           *     The principal business address of this individual is One American Row, Hartford, CT
           **    The principal business address of this individual is 56 Prospect Street, Hartford, CT
           ***   The principal business address of this individual is 38 Prospect Street, Hartford, CT.

ITEM  29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


                                                 ---------------------------------
                                                          Phoenix Life
        |----------------------------------------      Insurance Company          --------------
        |                                                   NY Corp.                           |
        |                         |--------------          (Succ. By                           |
        |                         |                  demutualization, 2001)                    |
        |                         |              ---------------------------------             |
        |                         |                            |                               |
---------------------   -----------------------  ---------------------------------     ---------------------
     Separate                 Variable
  Accounts B, C,            Accumulation                Variable Universal
      and D                   Account                     Life Account              |-    PM Holdings, Inc.
  NY Sep. Accts.          NY Sep. Account               NY Sep. Account             |         CT Corp.
     (7/1/92)                (6/21/82)                     (6/17/85)                |        (1/18/81)
---------------------   -----------------------  ---------------------------------  |  ---------------------
        |                         |                            |                    |         |
----------------------------------------------------------------------------------  | ---------------------
                                                                                    |
                          The Phoenix Edge Series Fund                              |    Phoenix Variable
                                Mass. Bus. Trust                                    |     Advisors, Inc.
                                    (2/18/86)                                       |     Delaware Corp.
                                                                                    |       (6/27/95)
----------------------------------------------------------------------------------  | ---------------------
      \          \          \                                                       |
       \          \          \      ----------------------------------------------  |
        \          \          \                                                     |
         \          \          \           PHL Variable Insurance Company         --|
          \          \          \              CT Stock Co. (4/24/81)               |
           \          \          \                                                  |
            \          \          \ ----------------------------------------------  |
             \          \          \                           |                    |
                    ---------------------------  ---------------------------------  |
                                                                                    |
                         PHLVIC Variable                   PHL Variable             |
                      Universal Life Account           Accumulation Account         |
                          CT Sep. Acct.        \          CT Sep. Acct.             |
                            (9/10/98)                       (12/7/94)               |
                                                                                    |
                    ---------------------------  ---------------------------------  |
                      \                                                             |
                       \    ------------------------------------------------------  |
                        \                                                           |
                         \              Phoenix Life and Annuity Co.              --|
                          \                   CT Stock Co. (3/96)
                           \
                            ------------------------------------------------------
                              \                           |
                               \   -----------------------------------------------
                                \
                                 \            Phoenix Life and Annuity
                                  \           Variable Universal Life
                                   \                  Account
                                                CT Sep. Acct. (5/97)

                                   -----------------------------------------------

ITEM 30. INDEMNIFICATION
Section 723 of the New York Business Corporation Law, as made applicable to insurance companies by Section 108 of the New York Insurance Law, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

Article VI Section 6.1 of the By-laws of the Company provides that "To the full extent permitted by the laws of the State of New York, the Company shall indemnify any person made or threatened to be made a party to any action, proceeding or investigation, whether civil or criminal, by reason of the fact that such person, or such person's testator or intestate:

(1) is or was a Director, officer or employees of the Company; or

(2) serves or served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity at the request of the Company, and at the time of such services, was a Director, officer or employee of the Company.

against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred in connection with or as a result of such action, proceeding or investigation, or any appeal therein."

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 31. PRINCIPAL UNDERWRITERS.

1.   Phoenix Equity Planning Corporation ("PEPCO")

     (a) PEPCO currently distributes securities of the Phoenix Duff & Phelps Funds, Phoenix Funds, PHLVIC Variable Universal Life Account, Phoenix Life Variable Accumulation Account and Phoenix Life and Annuity Variable Universal Life Account in addition to those of the Registrant.

     (b) Directors and Executive Officers of PEPCO

          NAME AND PRINCIPAL                     POSITIONS AND OFFICES
          BUSINESS ADDRESS                       WITH UNDERWRITER
          ----------------                       ----------------
          Stephen D. Gresham*                    Chairman of the Board and Chief Sales and Marketing Officer
          Michael E. Haylon*                     Director
          William R. Moyer*                      Director, Executive Vice President, Chief Financial Officer and Treasurer
          John F. Sharry*                        President
          John H. Beers**                        Vice President and Secretary

         * The business address of this individual is 56 Prospect Street, Hartford, CT
        ** The business address of this individual is One American Row, Hartford, CT

     (c) Compensation received by PEPCO during Registrant's last fiscal year:

         NAME OF                     NET UNDERWRITING              COMPENSATION          BROKERAGE
         PRINCIPAL UNDERWRITER       DISCOUNTS AND COMMISSIONS     ON REDEMPTION         COMMISSIONS      COMPENSATION
         ---------------------       -------------------------     -------------         -----------      ------------
         PEPCO                                 $0                        0                    0                 0


ITEM 32. LOCATION OF ACCOUNTS AND RECORDS.

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the administrative offices of Phoenix Life Insurance Company located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083 and 101 Munson Street, Greenfield, Massachusetts 01302.

ITEM 33. MANAGEMENT SERVICES.

Not applicable.


ITEM 34. FEE REPRESENTATION.

Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, Phoenix Life Insurance Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by Phoenix Life Variable Insurance Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Phoenix Life Variable Universal Life Account certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485 of the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Hartford, State of Connecticut on the 1st day of May, 2003.



                                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                ------------------------------------------------
                                                 (Registrant)

                             By:        PHOENIX LIFE INSURANCE COMPANY
                                ------------------------------------------------
                                                  (Depositor)

                             By:
                                ------------------------------------------------
                                *Dona D. Young, President, Chairman of the Board
                                          and Chief Executive Officer


      ATTEST:             /s/John H. Beers
             -------------------------------------------
                 John H. Beers, Assistant Secretary


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 1st day of May, 2003.

                SIGNATURE                     TITLE
                ---------                     -----

                                              Director
 ---------------------------------------
             *Sal H. Alfiero

                                              Director
 ---------------------------------------
             *Arthur P. Byrne

                                              Director
 ---------------------------------------
           *Sanford Cloud, Jr.

                                              Director
 ---------------------------------------
            *Richard N. Cooper

                                              Director
 ---------------------------------------
             *Gordon J. Davis

                SIGNATURE                     TITLE
                ---------                     -----


                                              Director
 ---------------------------------------
            *Ann Maynard Gray

                                              Director
 ---------------------------------------
              *John E. Haire

                                              Director
 ---------------------------------------
           *Jerry J. Jasinowski

                                              Director
 ---------------------------------------
            *Thomas S. Johnson

                                              Director
 ---------------------------------------
           *Marilyn E. LaMarche

                                              Director
 ---------------------------------------
           *Robert G. Wilson

                                              Director, Chairman of the Board
                                              President and Chief Executive
 ---------------------------------------      Officer
             *Dona D. Young


By: /s/ Richard J. Wirth
   ----------------------------------------------------
*Richard J. Wirth as Attorney-in-Fact pursuant to Powers of Attorney incorporated by reference to Registrant's August 9, 2002 EDGAR filing on Form S-6 (File No. 333-86921). [Accession Number 0000949377-02-000477]


                                      S-2